As filed with the Securities and Exchange Commission on April 16, 2002
                                       Registration Nos.:     333-52956;
                                                              811-07549

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       (   )
                                    PRE-EFFECTIVE AMENDMENT NO.            (   )
                                    POST-EFFECTIVE AMENDMENT NO.   3       ( X )
                                                               and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                         (   )
                                     Amendment No.   14                    ( X )
                        (Check appropriate box or boxes)

                        VARIABLE ANNUITY-1 SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                 Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Upon effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate space)

         Immediately upon filing pursuant to paragraph (b) of Rule 485. X On May 1, 2002, pursuant to paragraph (b) of Rule 485.
         60 days after filing pursuant to paragraph (a)(1) of Rule 485.
         On     , pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: flexible premium deferred variable annuity contracts.

                           SCHWABsignature(TM) ANNUITY
                       A flexible premium variable annuity
                                 Distributed by
                           Charles Schwab & Co., Inc.
                                    Issued by
                   Great-West Life & Annuity Insurance Company
--------------------------------------------------------------------------------

Overview


This Prospectus describes the Schwabsignature Annuity (the "Contract")--a flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company (we, us, Great-West or GWL&A) presently issues the Contract either on a group basis or as individual contracts. Participants in the group contract will be issued a certificate showing an interest under the group contract. Both will be referred to as "Contract" throughout this Prospectus. The group Contract is offered to: (a) existing and future customers of Charles Schwab & Co., Inc. ("Schwab"); and, (b) individuals that have entered into a contract to receive advisory services from independent investment advisors that have an existing contractual relationship with Schwab.


How to Invest
We refer to amounts you invest in the Contract as "Contributions." The minimum initial Contribution is:
o        $5,000

Additional  Contributions  can be made at any time  before  you begin  receiving
annuity  payments  or  taking  periodic  withdrawals.   The  minimum  subsequent
Contribution is:

o        $500 per Contribution
o        $100 per Contribution if made via Automatic Bank Draft Plan

Allocating Your Money
When you contribute money to the Schwabsignature Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:


o        Alger American Balanced Portfolio - Class O Shares
o        Alger American Growth Portfolio - Class O Shares
o        Alliance VP Growth & Income Portfolio - Class A Shares
o        Alliance VP Growth Portfolio - Class A Shares
o        AllianceBernstein VP Real Estate Investment Portfolio - Class A Shares
o        American Century VP International Fund - Original Class Shares
o        American Century VP Income & Growth Fund - Original Class Shares
o        Berger IPT-Large Cap Growth Fund
o        Berger IPT-Small Company Growth Fund
o        Delaware VIP Small Cap Value Series - Standard Class
o        Dreyfus Variable Investment Fund Small Cap Portfolio - Initial Shares
o        Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial
         Shares
o        Federated International Equity Fund II - Primary Shares
o        Federated Fund for U.S. Government Securities II - Primary Shares
o        INVESCO VIF-High Yield Fund
o        INVESCO VIF-Technology Fund
o        JPMorgan Small Company Portfolio
o        Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
o        Janus Aspen Series Flexible Income Portfolio - Institutional Shares
o        Oppenheimer Global Securities Fund/VA
o        PBHG Insurance Series Large Cap Growth Portfolio
o        SAFECO Resource Series Trust Equity Portfolio
o        Schwab MarketTrack Growth Portfolio II
o        Schwab Money Market Portfolio
o        Schwab S&P 500 Portfolio
o        Scudder Variable Series I Capital Growth Portfolio - Class A Shares
o        Scudder Variable Series II Small Cap Growth Portfolio - Class A Shares
o Scudder VIT EAFE(R) Equity Index Fund (formerly Deutsche Asset Management VIT EAFE(R) Equity Index Fund)
o Scudder VIT Small Cap Index Fund (formerly Deutsche Asset Management VIT Small Cap Index Fund)
o        Strong VIF Mid-Cap Growth Fund II - Investor Class
o        Strong VIF Opportunity Fund II


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. No person is authorized by Great-West to give information or to make any representation, other than those contained in this Prospectus, in connection with the offers contained in the Prospectus. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. Please read this Prospectus and keep it for future reference.


                                   May 1, 2002



Sales and Surrender Charges
There are no sales, redemption, surrender or withdrawal charges under the Schwabsignature Annuity.

Right of Cancellation Period
After you receive your Contract, you can look it over for at least 10 days or longer if required by your state law (in some states, up to 35 days for replacement policies), during which time you may cancel your Contract as described in more detail on Page .

Payout Options
The Schwabsignature Annuity offers three payout options - - through periodic withdrawals, variable annuity payouts or in a single, lump-sum payment. The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

For account information, please contact:


     Schwab Insurance Services
     P.O. Box 7666

     San Francisco, California  94120-7666
     888-560-5938
     Via Email: annuities@schwab.com
     Via Internet:

     www.schwab.com (Please note that as of the date of this prospectus, internet access and functionality may not be available to all contract owners.) For clients of investment managers who are Schwab Alliance customers:

     www.schwaballiance.com
     For all other clients of investment managers;
     www.schwabannuity.com


This Prospectus presents important information you should review before purchasing the Schwabsignature Annuity. Please read it carefully and keep it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated May 1, 2002 (as may be amended from time to time), and filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The table of contents for the Statement of Additional Information may be found on Page of this Prospectus. You may obtain a copy without charge by contacting Schwab Insurance Services at the above address or phone number. Or, you can obtain it by visiting the Securities and Exchange Commission's web site at www.sec.gov. This web site also contains other information about us that has been filed electronically.


This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

                  This Contract is not available in all states.

--------------------------------------------------------------------------------
Table of Contents

Definitions................................................
Summary....................................................
   How to contact Schwab...................................
Fee Table..................................................
Portfolio Annual Expenses..................................
Fee Examples...............................................
Condensed Financial Information............................
Great-West Life & Annuity Insurance
Company....................................................
The Series Account.........................................
The Portfolios.............................................
   Meeting Investment Objectives...........................
   Where to Find More Information About the
   Portfolios..............................................
   Addition, Deletion or Substitution......................
Application and Initial Contributions......................
Right of Cancellation Period...............................
Subsequent Contributions ..................................
Annuity Account Value......................................
Transfers..................................................
   Possible Restrictions...................................
   Automatic Customer Transfers............................
Cash Withdrawals...........................................
   Withdrawals to Pay Investment Manager or
   Financial Advisor Fees..................................
   Tax Consequences of Withdrawals.........................
Telephone and Internet Transactions........................
Death Benefit..............................................
   Beneficiary.............................................
   Distribution of Death Benefit...........................
Charges and Deductions.....................................
   Mortality and Expense Risk Charge.......................
   Expenses of the Portfolios
   Premium Tax
   Other Taxes
Payout Options
   Periodic Withdrawals
   Annuity Payouts
Seek Tax Advice
Federal Tax Matters
   Taxation of Annuities
Assignments or Pledges
Performance Data
   Money Market Yield
   Average Annual Total Return
Distribution of the Contracts
Voting Rights
Rights Reserved by Great-West
Legal Proceedings
Legal Matters
Experts

Appendix A - Condensed Financial Information

Appendix B--Net Investment Factor...........................

--------------------------------------------------------------------------------
Definitions

1035 Exchange--A provision of the Internal Revenue Code of 1986, as amended (the "Code"), that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period--The time period between the Effective Date and the Annuity Commencement Date. During this period, you're contributing to the annuity.

Annuitant--The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the primary Annuitant.
Annuity Account--An account established by us in your name that reflects all account activity under your Contract. Annuity Account Value--The sum of the value of each Sub-Account you have selected.

Annuity Commencement Date--The date annuity payouts begin.

Annuity Payout Period--The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit--An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Bank Draft Plan--A feature which allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary--The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant--The person you may name in the application who becomes the Annuitant when the primary Annuitant dies. The Contingent Annuitant must be designated before the death of the primary Annuitant.

Contingent Beneficiary--The person designated to become the Beneficiary when the primary Beneficiary dies.

Contributions--The amount of money you invest or deposit into your annuity.

Death Benefit--The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period--The period starting with your Payout Commencement Date.

--------------------------------------------------------------------------------
Schwabsignature Annuity Structure


         Your Annuity Account
                  |
            Variable Account
         Contains the money you contribute
            to variable investment options
               (the Sub-Accounts).
                  |
            Sub-Accounts
     Shares of the Portfolios are held
     in Sub-Accounts.  There is one
     Sub-Account for each Portfolio.
                  |
            Portfolios

--------------------------------------------------------------------------------

Effective Date--The date on which the first Contribution is credited to your Annuity Account.

Owner (Joint Owner) or You--The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.

Payout Commencement Date--The date on which annuity payouts or periodic withdrawals begin under a payout option. If you do not indicate a Payout Commencement Date on your application or at any time thereafter, annuity payouts will begin on the Annuitant's 91st birthday.

Portfolio--A registered management investment company, or portfolio thereof, in which the assets of the Series Account may be invested.

Premium Tax--A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted from Contributions or the Annuity Account Value when incurred by GWL&A or at another time of GWL&A's choosing.


Request--Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West and Schwab received at Schwab Insurance Services (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by GWL&A before it was processed.

Schwab Insurance Services--P.O. Box 7666, San Francisco, CA 94120-7666. The toll-free telephone number is 1-888-560-5938. Schwab Insurance Services may also be contacted via email at: annuities@schwab.com.


Series Account--The segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is also referred to as the separate account.

Sub-Account--A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio.

Surrender Value --Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.

Transaction Date--The date on which any Contribution or Request from you will be processed. Contributions and Requests received after 4:00 p.m. EST/EDT will be deemed to have been received on the next business day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer--Moving money from and among the Sub-Account(s) .

--------------------------------------------------------------------------------

Summary

The Schwabsignature Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts) . The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

You may purchase the Schwabsignature Annuity through a 1035 Exchange from another insurance contract. However, in no event, may you purchase the Contract as a part of a tax-qualified plan or a rollover of amounts from such a plan, including an IRA.

--------------------------------------------------------------------------------

How to contact the Schwab Services:



Schwab Insurance Services

P.O. Box 7666
San Francisco, CA 94120-7666
888-560-5938
Email:  annuities@schwab.com
--------------------------------------------------------------------------------

Your initial Contribution must be at least $5,000. Subsequent Contributions must be either $500; or $100 if made through an Automatic Bank Draft Plan.

The money you contribute to the Contract will be invested at your direction, except that in some states during your "Right of Cancellation period" your payment will be allocated to the Schwab Money Market Sub-Account. The duration of your Right of Cancellation period depends on your state law and is generally 10 days after you receive your Contract. Allocations during the right of cancellation period are described in more detail on Page of this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.

When you're ready to start taking money out of your Contract, you can select from a variety of payout options, including a lump sum payment or variable annuity payouts as well as periodic payouts.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the "Death Benefit" section on Page .

The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two options. For Option 1, the Owner, Annuitant and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax and (2) the sum of all Contributions minus any withdrawals you have made and minus any Premium Tax. If you select Death Benefit option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit option 2, this charge will be 0.70%. In addition, each Portfolio assesses a charge for management fees and other expenses. These fees and expenses are detailed in this Prospectus.


You may cancel your Contract during the Right of Cancellation period by sending it to Schwab Insurance Services or to the representative from whom you purchased it. If you are replacing an existing insurance contract with the Contract, the Right of Cancellation period may be extended based on your state of residence. The Right of Cancellation period is described in more detail on Page of this Prospectus.


This summary highlights some of the more significant aspects of the Schwabsignature Annuity. You'll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

--------------------------------------------------------------------------------
Fee Table

The purpose of the tables and the examples that follow is to help you understand the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The tables and examples reflect the highest level of expenses related to the Sub-Accounts as well as of the Portfolios. In addition to the expenses listed below, Premium Tax, if applicable, may be imposed.


Contract Owner Transaction Expenses
Sales load                                                                      None
Surrender fee                                                                   None
Annual Contract Maintenance Charge                                              None
Transfer Fee                                                                    None*



* We reserve the right to impose a transfer fee in the future.


Separate Account Annual Expenses
(as a percentage of average Annuity Account Value)
Mortality and expense risk charge with Death Benefit option 2                   0.70%1
Administrative expense charge                                                   0.00%
Other fees and expenses of the Variable Account                                 0.00%
                                                                                -----
Total Separate Account Annual Expenses                                          0.70%







--------------------
1 If you select Death Benefit option 1, your mortality and expense risk charge will be 0.65%.

--------------------------------------------------------------------------------
Portfolio Annual Expenses




                                                   Portfolio Annual Expenses1
  (as a percentage of Portfolio average net assets, before and after fee waivers and expense reimbursements as of December 31,
                                                             2001)

Portfolio                                      Management    Other        12b-1 fees      Total        Total Fee        Total
                                                  fees        expenses                  Portfolio       Waivers       Portfolio
                                                                                        Expenses                      expenses
                                                                                       before fee                     after fee
                                                                                         waivers                       waivers


Alger American Balanced                          0.75%         0.10%         None         0.85%           N/A           0.85%
Alger American Growth                            0.75%         0.06%         None         0.81%           N/A           0.81%
Alliance VP Growth & Income                      0.63%         0.04%         None         0.67%           N/A           0.67%
Alliance VP Growth                               0.75%         0.10%         None         0.85%           N/A           0.85%
AllianceBernstein VP Real Estate Investment2     0.90%         0.49%         None         1.39%           N/A           1.39%
American Century VP International3               1.26%          N/A          None         1.26%           N/A           1.26%
American Century VP Income & Growth              0.70%          N/A          None         0.70%           N/A           0.70%
Berger IPT-Small Company Growth                  0.85%         0.13%         None         0.98%           N/A           0.98%
Berger IPT-Large Cap Growth                      0.75%         0.14%         None         0.89%           N/A           0.89%
Delaware VIP Small Cap Value Series4             0.75%         0.11%         None         0.86%          0.02%          0.84%
Dreyfus Variable Investment Fund:                0.75%         0.04%         None         0.79%           N/A           0.79%
Small Cap Portfolio
Dreyfus Variable Investment Fund:                0.75%         0.05%         None         0.80%           N/A          0. 80%
Growth and Income Portfolio
Federated International Equity II5               1.00%        0. 76%         None        1. 76%         0. 35%         1. 41%
Federated U.S. Government Securities II6         0.60%         0.14%         None         0.74%           N/A           0.74%
INVESCO VIF-High Yield                           0.60%         0.42%         None         1.02%           N/A           1.02%
INVESCO VIF- Technology                          0.75%         0.32%         None         1.07%           N/A           1.07%
JPMorgan Small Company                           0.60%         0.55%         None         1.15%           N/A           1.15%
Janus Aspen Worldwide Growth8                    0.65%         0.04%         None         0.69%           N/A           0.69%
Janus Aspen Flexible Income                      0.64%         0.03%         None         0.67%           N/A           0.67%
Oppenheimer Global Securities                    0.64%         0.06%         None         0.70%           N/A           0.70%
PBHG Large Cap Growth9                           0.75%         0.27%         None         1.02%           N/A           1.02%
SAFECO RST Equity                                0.74%         0.04%         None         0.78%           N/A           0.78%
Schwab MarketTrack Growth II10                   0.55%         0.23%         None         0.78%          0.28%          0.50%
Schwab Money Market10                            0.48%         0.04%         None         0.52%          0.02%          0.50%
Schwab S&P 50010                                 0.20%         0.10%         None         0.30%          0.02%          0.28%
Scudder Variable Series I Capital Growth         0.46%         0.04%         None         0.50%           N/A           0.50%
Scudder Variable Series II Small Cap Growth      0.65%         0.03%         None         0.68%           N/A           0.68%
Scudder  VIT EAFE(R)Equity  Index  (formerly     0.45%         0.36%         None         0.81%          0.16%          0.65%
Deutsche  Asset  Management VIT EAFE(R)Equity
Index Fund)11
Scudder   VIT  Small  Cap  Index   (formerly     0.35%         0.28%         None         0.63%          0.18%          0.45%
Deutsche  Asset  Management  VIT  Small  Cap
Index Fund) 11
Strong VIF Mid Cap Growth II12                   0.75%         0.61%         None         1.36%          0.17%          1.19%
Strong VIF Opportunity II12                      0.75%         0.60%         None         1.35%          0.25%          1.10%



1 The expenses shown for all Portfolios are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented.


2For the AllianceBernstein VP Real Estate Investment Portfolio, from May 1, 2001 through April 30, 2002, the investment manager voluntarily agreed to waive its fee to the extent that the total expenses will not exceed 0.95%. Beginning May 1, 2002, the Portfolio will have no waiver or reimbursement; therefore, the expense information has been restated for 2001 to reflect the current fees without the fee waiver.

 3For the American Century VP International Fund, there is a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as the Fund assets increase.

 4For the Delaware VIP Small Cap Value Series, effective through April 30, 2002, the investment adviser has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses would not exceed 0.85%. Effective May 1, 2002 through April 30, 2003, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%.

 5For the Federated International Equity Fund II, the adviser voluntarily waives a portion of its management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the fund (after the voluntary waiver) was 0.90% for the fiscal year ended December 31, 2001. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2001. The Fund has no present intention of paying or accruing the shareholder services fee during fiscal year ended December 31, 2002. The total 0.35% was waived.

6For the Federated Fund for U.S. Government Securities II, the maximum shareholder services fee is 0.25%. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2001. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2002.




7For the INVESCO VIF-High Yield and INVESCO VIF-Technology Funds, Other Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

8For the INVESCO VIF-Technology Fund, certain expenses were absorbed voluntarily by INVESCO pursuant to an agreement between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, the Fund's Other Expenses for the fiscal year ended December 31, 2001 were insignificant.

9For the PBHG Large Cap Growth Portfolio, for the fiscal year ended December 31, 2002, the investment adviser has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.10%. In any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.10%, the Portfolio's Board of Trustees may elect to reimburse the investment adviser for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. During the fiscal year ended December 31 2001, the Board made no reimbursement election.

 10For the Schwab MarketTrack Growth II, Schwab Money Market and Schwab S&P 500 Portfolios, the Total Portfolio expenses after fee waivers is guaranteed by Schwab and the investment adviser through April 30, 2003.



11For the Scudder VIT EAFE Equity Index and Scudder VIT Small Cap Index Funds, the investment adviser, Deutsche Asset Management, Inc., has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.

12For the Strong VIF Mid-Cap Growth Fund II and the Strong VIF Opportunity Fund II, the fund advisor has voluntarily agreed to absorb certain expenses of the funds. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund's shareholders.

Fee Examples 1

If you retain, annuitize or surrender the Contract at the end of the applicable time period, you would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return on assets. These examples reflect (1) the highest level of mortality and expense risk charge of 0.70%, as shown in the Fee Table, and (2) total Portfolio expenses after fee waivers, as shown in the Portfolio Annual Expenses table. These examples assume that Portfolio fee waivers and expense reimbursements will continue for the periods shown and that no Premium Taxes have been assessed.




PORTFOLIO                                                       1 year         3 years           5 years             10 years
Alger American Balanced                                           $16             $53               $95               $234
Alger American Growth                                             $16             $51               $93               $228
Alliance VP Growth & Income                                       $14             $47               $84               $209
Alliance VP Growth                                                $16             $53               $95               $234
AllianceBernstein VP Real Estate Investment                       $22             $70              $127               $307
American Century VP International                                 $20             $66              $119               $290
American Century VP Income & Growth                               $15             $48               $86               $213
Berger IPT-Small Company Growth                                   $17             $57              $103               $252
Berger IPT-Large Cap Growth                                       $17             $54               $98               $239
Delaware VIP Small Cap Value Series                               $16             $52               $95               $232
Dreyfus Variable Investment Fund Small Cap                        $16             $51               $92               $225
Dreyfus Variable Investment Fund Growth and Income                $16             $51               $92               $227
Federated International Equity II                                 $22             $71              $128               $310
Federated U.S. Government Securities II                           $15             $49               $89               $218
INVESCO VIF-High Yield                                            $18             $58              $105               $257
INVESCO VIF-Technology                                            $18             $60              $108               $264
JPMorgan Small Company                                            $19             $62              $113               $275
Janus Aspen Worldwide Growth                                      $14             $47               $86               $211
Janus Aspen Flexible Income                                       $14             $47               $84               $209
Oppenheimer Global Securities                                     $15             $48               $86               $213
PBHG Large Cap Growth                                             $18             $58              $105               $257
SAFECO RST Equity                                                 $15             $50               $91               $224
Schwab MarketTrack Growth II                                      $13             $41               $74               $184
Schwab Money Market                                               $13             $41               $74               $184
Schwab S&P 500                                                    $10             $34               $61               $152
Scudder Variable Series I Capital Growth                          $13             $41               $74               $184
Scudder Variable Series II Small Cap Growth                       $14             $47               $85               $210
Scudder VIT EAFE(R)Equity Index  (formerly,  Deutsche  Asset
Management VIT EAFE(R)Equity Index                                $14             $46               $83               $206
Scudder  VIT  Small  Cap Index  (formerly,  Deutsche  Asset
Management VIT Small Cap Index)                                   $12             $39               $71               $177
Strong VIF Mid Cap Growth II                                      $20             $64              $115               $280
Strong VIF Opportunity II                                         $19             $61              $110               $268

--------------------

1The Portfolio Annual Expenses and these Examples are based on data provided by the Portfolios. Neither Great-West nor Schwab have reason to doubt the accuracy or completeness of that data, but neither Great-West nor Schwab have verified the Portfolios' figures. These examples, including the assumed rate of return, should not be considered representations of future performance or past or future expenses. Actual expenses paid or performance achieved may be greater or less than those shown, subject to the guarantees in the Contract.

--------------------------------------------------------------------------------
Condensed Financial Information


Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the only charge we impose under the Contract, the Mortality and Expense Risk Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a more complete picture of each Sub-Account's finances and performance, you should also review the Series Account's financial statements, which are in the Series Account's Annual Report dated December 31, 2001 and contained in the Statement of Additional Information. Great-West Life & Annuity Insurance Company


Great-West is a stock life insurance company that was originally organized under the laws of the state of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the state of Colorado.

Great-West is an indirect, wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands and Guam.

The Series Account
We established the Variable Annuity-1 Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those Contracts and other products are, however, our general corporate obligations.


The Series Account is divided into 45 Sub-Accounts, 31 of which are available under your Contract. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.


We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

--------------------------------------------------------------------------------
The Portfolios

The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the "Portfolio Prospectuses"). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request.

Each Portfolio:
o        holds its assets separate from the assets of the other Portfolios,
o        has its own distinct investment objectives and policies, and
o        operates as a separate investment fund

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

The Alger American Fund--advised by Fred Alger Management, Inc. of New York, New York.


Alger American Balanced Portfolio seeks current income and long-term capital appreciation. The portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest rating categories by an established rating agency or if not rated, which are determined by the investment manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities.


Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

Alliance Variable Products Series Fund, Inc.--advised by Alliance Capital Management, L.P., New York, New York.

Alliance VP Growth & Income seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. The Portfolio may also invest in fixed-income and convertible securities and in securities of foreign issuers.

Alliance VP Growth seeks to provide long-term growth of capital. Current income is only an incidental consideration. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time. The Portfolio emphasizes investments in large- and mid-cap companies. The Portfolio may also invest up to 25% of its total assets in lower-rated fixed-income securities (commonly referred to as "junk bonds") and convertible bonds, and generally up to 15% of its total assets in foreign securities.

AllianceBernstein VP Real Estate Investment seeks a total return on its assets from long-term growth of capital and from income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry. The Portfolio invests primarily in equity securities of real estate investment trusts or "REITs" and other real estate industry companies that are believed to have strong property fundamentals and management teams.

American  Century  Variable   Portfolios,   Inc.--advised  by  American  Century
Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP International Portfolio seeks capital growth by investing primarily in equity securities of foreign companies. The Fund invests primarily in securities of issuers in developed countries.


American Century VP Income & Growth seeks capital growth by investing in common stocks. Income is a secondary objective. In selecting stocks for VP Income & Growth, the fund managers select primarily from the largest 1,500 publicly traded U.S. companies.

Berger Institutional Products Trust--advised by Berger Financial Group LLC of Denver, Colorado.

Berger IPT-Small Company Growth Fund seeks capital appreciation by investing primarily in the common stocks of small companies with the potential for rapid revenue and earnings growth. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization.

Berger IPT-Large Cap Growth Fund seeks capital appreciation. The Fund invests primarily in the securities of large, well-established companies that have potential for growth. Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities of companies whose market capitalization, at the time of initial purchase, is $10 billion or more. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization.

Delaware VIP Trust-- advised by Delaware Management Company, Philadelphia, Pennsylvania.

Delaware VIP Small Cap Value Series seeks capital appreciation by investing primarily in stocks of companies whose market values appears low relative to underlying value or future earnings and growth potential. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small cap companies.


Dreyfus Variable Investment Fund--advised by The Dreyfus Corporation of New York, New York.


Dreyfus Variable Investment Fund Small Cap Portfolio seeks to maximize capital appreciation. To pursue this goal, the portfolio generally invests at least 80% of its assets in small-cap companies with total market capitalizations of less than $2 billion at the time of purchase. The portfolio may continue to hold the securities of companies as their market capitalizations grow and thus, at any given time, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $2 billion. The investments may include common stocks, preferred stocks and convertible securities including those issued in initial public offerings.


Dreyfus Variable Investment Fund Growth and Income Portfolio seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, it invests in stocks, bonds and money market instruments of domestic and foreign issuers.


Federated Insurance Series--advised by Federated Investment Management Company of Pittsburgh, Pennsylvania.

Federated Fund for U.S. Government Securities II seeks to provide current income by investing primarily in securities which are primary or direct obligations of the U.S. government or its agencies or instrumentalities or which are guaranteed as to principal and interest by the U.S. government, its agencies, or instrumentalities and in certain collateralized mortgage obligations, and repurchase agreements.

Federated Insurance Series--advised by Federated Global Investment Management Corp. of Pittsburgh, Pennsylvania

Federated International Equity Fund II seeks to obtain a total return on its assets by investing primarily in equity securities of companies based outside the United States.INVESCO Variable Investment Funds, Inc.--advised by INVESCO Funds Group, Denver, Colorado.

INVESCO VIF-High Yield Fund seeks a high level of current income by investing primarily in bonds and other debt securities. It also seeks capital appreciation. It normally invests at least 65% (80% effective July 31, 2002) of its assets in a diversified portfolio of high yield corporate bonds rated below investment grade, commonly called "junk bonds," and preferred stock with investment grade and below investment grade ratings. These investments generally offer higher rates of return but are riskier than investments in securities of issuers with higher credit ratings. A portion of the Fund's assets may be invested in other securities such as corporate short-term notes, repurchase agreements, and money market funds. There are no limitations on the maturities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to interest rates. INVESCO VIF-Technology Fund seeks capital appreciation and normally invests at least 80% of its total assets in equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, Internet IT services and consulting, software, telecommunication equipment and services, IT infrastructure and networking companies. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. While the Fund's investments are diversified across the technology sector, the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means that the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of a Fund share may rise or fall rapidly.

J.P. Morgan Series Trust II--advised by J.P. Morgan Investment Management Inc. of New York, New York.

JPMorgan Small Company Portfolio seeks to provide high total return from a portfolio of small company stocks. The portfolio invests at least 80% of the value of its Assets in small U.S. companies whose market capitalizations are greater than $100 million and less than $3 billion, typically represented by the Russell 2000 Index. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Janus Aspen Series--advised by Janus Capital Management LLC of Denver, Colorado.

Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S. The Portfolio may invest in fewer than five countries or even a single country.

Janus Aspen Series Flexible Income Portfolio - Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio may own an unlimited amount of high-yield/high-risk fixed income securities, commonly referred to as "junk bonds," and these securities may be a big part of the Portfolio.


Oppenheimer Global Securities Fund/VA--advised by OppenheimerFunds, Inc. of New York, New York.

Oppenheimer Global Securities Fund seeks long term capital appreciation by investing a substantial portion of assets in securities of foreign issues, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

PBHG Insurance Series Fund--advised by Pilgrim Baxter & Associates, Ltd., of Wayne, Pennsylvania.


PGHG Large Cap Growth seeks to provide investors with long-term growth of capital. Under normal market conditions, the Portfolio invests at least 80% of its total assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Portfolio's investment. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential.


SAFECO Resource Series Trust--advised by SAFECO Asset Management Company of Seattle, Washington.

SAFECO RST Equity Portfolio has as its investment objective to seek long-term capital growth and reasonable current income. The Portfolio invests primarily in common stocks of large established companies that are proven performers.

Schwab Annuity Portfolios--advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab Money Market Portfolio seeks the highest current income consistent with liquidity and stability of capital. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.

Schwab MarketTrack Growth Portfolio II seeks to provide high capital growth with less volatility than an all stock portfolio by investing in a mix of stocks, bonds, and cash equivalents either directly or through investment in other mutual funds.

Schwab S&P 500 Portfolio seeks to track the price and dividend performance (total return) of common stocks of U.S. companies, as represented in the Standard & Poor's Composite Index of 500 stocks.


Scudder Variable Series I--advised by Deutsche Investment Management (Americas), Inc. of New York, New York.

Scudder Variable Series I Capital Growth Portfolio - Class A Shares seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests at least 65% of total assets in common stock of U.S. companies. Although the Portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies the S&P 500 Index (as of December 31, 2001, the S&P 500 Index had a median market capitalization of $8.3 billion). In choosing stocks, the portfolio manager looks for individual companies that have competitive positions, prospects for consistent growth, exceptional management and strong balance sheets.

Scudder Variable Series II--advised byDeutsche Investment Management (Americas), Inc. of New York, New York.

Scudder Variable Series II Small Cap Growth Portfolio - Class A Shares seeks maximum appreciation of investors' capital. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in small capitalization stocks similar in size to those comprising the Russell 2000 Growth Index (as of December 31, 2001, the Russell 2000 Growth Index had a median market capitalization of $4.3 billion).

The Scudder VIT Funds (formerly Deutsche Asset Management VIT Funds) are part of the Deutsche Asset Management VIT Funds and are advised by Deutsche Asset Management, Inc. of New York, New York.

Scudder VIT Small Cap Index (formerly, Deutsche Asset Management VIT Small Cap Index) seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index. The Russell 2000 Index emphasizes stocks of small U.S. companies and is a widely accepted benchmark of small-company stock performance.

Scudder VIT EAFE(R) Equity Index (formerly, Deutsche Asset Management VIT EAFE(R) Equity Index) seeks to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International EAFE(R) Index. The EAFE Index emphasizes stocks of companies in major markets in Europe, Australasia, and the Far East and is a widely accepted benchmark of international stock performance.


The Strong Mid Cap Growth Fund II--advised by Strong Capital Management, Inc. of Milwaukee, Wisconsin.


Strong VIF Mid Cap Growth Fund II seeks capital growth. The Fund invests, under normal market conditions, at least 65% of its assets in stocks of medium-capitalization companies that the Fund's managers believe have favorable prospects for growth or earnings and capital appreciation. The Fund defines "medium-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the Russell MidCap index at the time of investment.


The Strong Opportunity Fund II--advised by Strong Capital Management, Inc. of Milwaukee, Wisconsin.


Strong VIF Opportunity Fund II seeks capital growth. The Fund invests, under normal conditions, at least 65% of its assets in stocks of medium-capitalization companies that the Fund's investment manager believesare under-priced yet have attractive growth prospectus. The manager bases the analysis on a company's "private market value" - - the price an investor would b willing to pay for the entire company given its management financial health, and growth potential. The manager determines a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. To a limited extent, the Fund may also invest in foreign securities. The manager may sell a stock when its price no longer compares favorably with the company's private market value.


Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained from Schwab Insurance Services. You may also visit www.schwab.com ( please note that as of the date of this prospectus, internet access and functionality may not be available to all contract owners); www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers); or www.schwabannuity.com (for all other clients of investment managers).


The Portfolio prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes.

Great-West and Schwab reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio's shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio's elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. Before a Sub-Account is eliminated, we will notify you and request that you re-allocate the amounts invested in the Sub-Account to be eliminated.


--------------------------------------------------------------------------------

Application and Initial Contributions

The first step to purchasing the Schwabsignature Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. Initial Contributions can be made by check (payable to GWL&A) or transferred from a Schwab brokerage account. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Schwabsignature Annuity has a cash value of at least $5,000.

Initial contributions made by check should be sent to GWL&A, P.O. Box 100904, Pasadena, California 91189-0904.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, it will be completed from information Schwab has on file or you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

--------------------------------------------------------------------------------
Right of Cancellation Period

During the Right of Cancellation period (ten-days or longer where required by law), you may cancel your Contract. If you exercise your Right of Cancellation, you must return the Contract to Great-West or to the representative from whom you purchased it.

Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective upon the Effective Date. During the Right of Cancellation period, you may change your Sub-Account allocations as well as your allocation percentages.

Contracts returned during the Right of Cancellation period will be void from the date we issued the Contract. In the majority of states, we will refund your current Annuity Account Value. This amount may be higher or lower than your Contributions, which means you bear the investment risk during the Right of Cancellation period.

Certain states require that we return the greater of your Annuity Account Value (less any surrenders, withdrawals, and distributions already received) or the amount of Contributions received. In those states, all Contributions will be processed as follows:
o Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Money Market Sub-Account.

o After the end of the Right of Cancellation period, the Annuity Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.

Amounts contributed from a 1035 exchange of the Schwab Select Annuity Contract will be immediately allocated to the Sub-Accounts you have selected. If the Contract is returned, it will be void from the start. In many states, we will refund the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us. This amount may be an amount that is higher or lower than your Contribution from the Schwab Select Annuity Contract which means that you bear the investment risk during the Right of Cancellation period. Certain states will require that we return the greater of: (a) Contributions received, or (b) the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us.
--------------------------------------------------------------------------------
Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Bank Draft Plan. Total Contributions may exceed $1,000,000 only with our prior approval.

Subsequent Contributions can be made by check or via an Automatic Bank Draft Plan directly from your bank or savings account. You can designate the date you'd like your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.

You'll receive a confirmation of each Contribution you make upon its acceptance.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until we are notified by your bank that your check has cleared.

Great-West reserves the right to modify the limitations set forth in this section.

--------------------------------------------------------------------------------
Annuity Account Value

Before the date annuity payouts begin, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00.

Each Sub-Account's value prior to the Payout Commencement Date is equal to:

o        net Contributions allocated to the corresponding Sub-Account,
o plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
o        minus the daily mortality and expense risk charge,   and
o        minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Contributions to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.


Each Sub-Account's accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.


Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC").

--------------------------------------------------------------------------------
Transfers


At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, by email at annuities@schwab.com, by sending a Request to Schwab Insurance Services, or through the Internet (www.schwab.com. (please note that as of the date of this prospectus, internet access and functionality may not be available to all contract owners); for clients of investment managers who are Schwab Alliance customers at www.schwaballiance.com; for all other clients of investment managers at www.schwabannuity.com.)


Your Request must specify:
o        the amounts being Transferred,
o        the Sub-Account(s) from which the Transfer is to be made, and
o        the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future.


A Transfer generally will be effective on the date the Request for Transfer is received by Schwab Insurance Services if received before 4:00 p.m. Eastern time. Under current tax law, there will not be any tax liability to you if you make a Transfer.


Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

Possible Restrictions
We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.

For example, Transfer restrictions may be necessary to protect all Owners from the negative effect large and/or numerous Transfers can have on portfolio management. Moving significant amounts from one Sub-Account to another may prevent the underlying Portfolio from taking advantage of long-term investment opportunities because the Portfolio must maintain enough cash to cover the cancellation of accumulation units that results from a Transfer out of a Sub-Account. Moving large amounts of money may also cause a substantial increase in Portfolio transaction costs which must be indirectly borne by you.

As a result, we reserve the right to require that all Transfer requests be made by you and not by your designee and to require that each Transfer request be made by a separate communication to us. We also reserve the right to require that each Transfer request be submitted in writing and be signed by you. Transfers among the Sub-Accounts may also be subject to such terms and conditions as may be imposed by the Portfolios.

At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.

We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.

Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Sub-Account to any other Sub-Account. These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be Transferred out of the selected Sub-Account is $100.
o You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

--------------------------------------------------------------------------------
How dollar cost averaging works:

  -------- ------------ ---------- ---------
  -------  Contribution Units      Price
  Month                 Purchased  per unit
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  Jan.          $250    10         $25.00
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  Feb.         250      12           20.83
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  Mar.         250      20           12.50
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  Apr.         250      20           12.50
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  May          250      15           16.67
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  June         250      12           20.83
  -------- ------------ ---------- ---------
  Average market value per unit $18.06
  Investor's average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
--------------------------------------------------------------------------------

You may not participate in dollar cost averaging and rebalancer at the same time.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time.

Rebalancer
Over time, variations in each Sub-Account's investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Annuity Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

--------------------------------------------------------------------------------
How rebalancer works:

Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

[Pie chart omitted]


Stocks                              60%
     Large Company         30%
     Small Company         15%
     International         15%
Bonds                               30%
Cash                                10%


Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

[Pie chart omitted]

Stocks                              75%
     Large Company         35%
     Small Company         20%
     International         20%
Bonds                               20%
Cash                                 5%

--------------------------------------------------------------------------------

Rebalancer automatically reallocates your Annuity Account Value to maintain your desired asset allocation. In this example, the portfolio would be re-allocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified request, assets will be automatically reallocated to the Sub-Accounts you selected. The rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions: o Your entire Annuity Account Value must be included.
o You must specify the percentage of your Annuity Account Value you'd like allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the rebalancer option at any time.
o You may not participate in dollar cost averaging and rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the rebalancer option at any time.


--------------------------------------------------------------------------------
Cash Withdrawals


You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payouts begin by submitting a withdrawal Request to Schwab Insurance Services or via the Internet at www.schwab.com (please note that as of the date of this prospectus, internet access and functionality may not be available to all contract owners.), at www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers), at www.schwabannuity.com (for all other clients of investment managers); however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.


If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn.

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal is $500.

The following terms apply to withdrawals:
o Partial withdrawals or surrenders are not permitted after the date annuity payouts begin.
o A partial withdrawal or a surrender will be effective upon the Transaction Date. Withdrawal requests must be in writing with your original signature. If your instructions are not clear, your request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Withdrawals to Pay Investment Manager or Financial Advisor Fees
You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively "Consultant"). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable--including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS. If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on Page .

--------------------------------------------------------------------------------
Telephone and Internet Transactions

You may make Transfer requests by telephone, fax and/or by Internet. Transfer requests received before 4:00 p.m. Eastern time will be made on that day at that day's unit value. Those received after 4:00 p.m. Eastern time will be made on the next business day we and the NYSE are open for business, at that day's unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as: o requiring some form of personal identification prior to acting on instructions, o providing written confirmation of the transaction and/or o tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Neither partial withdrawals nor surrenders are permitted by telephone; however partial withdrawal Requests in the amount of $25,000 or less may be requested by Internet. All Requests for full surrenders, periodic withdrawals and partial withdrawals in excess of $25,000 must be in writing.

--------------------------------------------------------------------------------
Death Benefit

At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer. For Option 1, the Owner, Annuitant and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Option 2, the Owner, Annuitant and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For a full description of the circumstances under which we pay the Death Benefit, please see "Distribution of Death Benefit" on Page of this Prospectus.

If you have selected Death Benefit option 1, the amount of the Death Benefit will be the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax. If you have selected Death Benefit option 2, the amount of the Death Benefit will be the greater of:

o the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; and

o the sum of all Contributions, minus partial withdrawals and/or periodic withdrawals and minus any Premium Tax.

The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions (minus any cash you have withdrawn from the Contract and minus any Premium Tax) in the event that amount is greater than the Annuity Account Value (minus any Premium Tax). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit option 2, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any cash you have withdrawn from the Contract and minus any Premium Tax). If you have selected Death Benefit option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).

If you choose Death Benefit Option 1, your Mortality and Expense Risk Charge is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you choose Death Benefit option 2 (under which we incur greater mortality risks),your Mortality and Expense Risk Charge will be 0.70%.

The Death Benefit will become payable following our receipt of the Beneficiary's claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:
o payout in a single sum, or
o payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.

You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant's death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant's death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed , unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

If the Beneficiary is not the Owner's surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

o such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and
o such distributions begin not later than one year after the Owner's date of death.

If an election is not received by Great-West from a non-spouse Beneficiary and substantially equal installments begin no later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin. If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit
Death of Annuitant Who is Not the Owner
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the date annuity payouts begin and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

--------------------------------------------------------------------------------
Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed , unless a certain date is specified by the Owner(s). Please note, you are not required to designate a Contingent Annuitant.
--------------------------------------------------------------------------------

Death of Owner Who Is Not the Annuitant
If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Death of Owner Who Is the Annuitant
If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death) and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

--------------------------------------------------------------------------------
Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) are invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

o        Premium Tax, if applicable,
o charges against your Annuity Account Value for our assumption of mortality and expense risks.

Mortality and Expense Risk Charge
We deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. If you select Death Benefit option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.70%. We guarantee that this charge will never increase beyond 0.70%.

The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Expenses of the Portfolios
The value of the assets in the Sub-Accounts reflect the value of Portfolio shares and therefore the fees and expenses paid by each Portfolio. A complete description of the fees, expenses, and deductions from the Portfolios is included in this Prospectus under the Fee Table and Portfolio Annual Expenses on Page and .

Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we will deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently made for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

--------------------------------------------------------------------------------
Payout Options

During the Distribution Period, you can choose to receive payouts in three ways--through periodic withdrawals, variable annuity payouts or in a single, lump-sum payment.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts.

--------------------------------------------------------------------------------
Periodic Withdrawals

You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. All requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Annuity Account Value, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:
o The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals
o A minimum withdrawal amount of at least $100
o The calendar day of the month on which withdrawals will be made
o One of the periodic withdrawal payout options discussed below-- you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Sub-Accounts in proportion to their assets. Or, they can be made from specific Sub-Account(s) until they are depleted. Then, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:
o You may continue to exercise all contractual rights, except that no Contributions may be made.
o You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
o Charges and fees under the Contract continue to apply.

Periodic withdrawals will cease on the earlier of the date:
o The amount elected to be paid under the option selected has been reduced to zero.
o        The Annuity Account Value is zero.
o        You request that withdrawals stop.
o        You purchase an annuity payout option.
o        The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2.

--------------------------------------------------------------------------------
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options: Income for a specified period (at least 36 months)--You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.
--------------------------------------------------------------------------------
Income of a specified amount (at least 36 months)--You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Investment Manager or Financial Advisor. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see "Cash Withdrawals" on Page . ---

Annuity Payouts
You can choose the date you'd like annuity payouts to start either when you purchase the Contract or at a later date. If you do not select a payout start date, payouts will begin on the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the annuity date you selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Annuity Account Value will be paid out as a variable life annuity with a guarantee period of 20 years.

The amount to be paid out will be based on the Annuity Account Value, minus any Premium Tax, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

--------------------------------------------------------------------------------
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options: Variable life annuity with guaranteed period--This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner. Variable life annuity without guaranteed period--This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.
--------------------------------------------------------------------------------

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return of 5% ("AIR").

For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Since payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the
First Payout
Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 5% AIR; likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by
(b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity
Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions
Once payouts start under the annuity payout option you select:
o        no changes can be made in the payout option,
o        no additional Contributions will be accepted under the Contract and
o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government . State income tax withholding may also apply. Please see "Federal Tax Matters" below for details.


Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax adviser should be consulted for further information.

--------------------------------------------------------------------------------
Federal Tax Matters

The following discussion is a general description of federal income tax considerations relating to the Contracts and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about these tax implications relating to the ownership or use of the Contract, you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.


The Contract may be purchased only on a non-tax qualified basis ("Non-Qualified Contract"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary will depend on the tax status of the individual concerned.


--------------------------------------------------------------------------------
Because tax laws, rules and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.
--------------------------------------------------------------------------------

Taxation of Annuities
Section 72 of the Code governs taxation of annuities. An owner who is a "natural person" will not generally be taxed on increases, if any, in the value of the Annuity Account Value until a distribution of all or part of the Annuity Account Value is made (for example, withdrawals or annuity payouts under the annuity payout option elected). Also, if you make an assignment, pledge, or agreement to assign or pledge all or any portion of the Annuity Account Value, that amount will be treated as a distribution to you under the Contract. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.

If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

This rule also does not apply where:

o        The annuity Contract is acquired by the estate of a decedent.
o        The Contract is a qualified funding asset for a structured settlement.
o        The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

Partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract." The taxable portion of any annuity payout is taxed at ordinary income tax rates.


Annuity Payouts


Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that represents the amount by which the Annuity Account Value exceeds the "investment in the Contract" will be taxed. Once the investment in the Contract has been fully recovered, the full amount of any additional annuity payouts is taxable.


Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
o    Made on or after the date on which the Owner reaches age 591/2.
o    Made as a result of death or disability of the Owner.
o Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax adviser.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows: o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above. o If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules:

o If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is the Owner's spouse, the Contract may be continued in the name of the spouse as Owner.

o If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the primary Annuitant is treated as the death of the Owner. The rules described under Distribution of Death Benefit are designed to meet these requirements.

Diversification of Investments

Section 817(h) of the code requires that the investments of each Sub-Account of the Series Account be "adequately diversified" in accordance with certain Internal Revenue Service regulations. We believe that the Sub-Accounts will be adequately diversified.

Owner Control

In three Revenue Rulings issued between 1977 and 1982, the IRS held that where a variable annuity contract holder had certain forms of actual or potential control over the investments that were held by the insurance company under the contract, the contract owner would be taxable on the income and gains produced by these investments. A holder of a Contract will not have any of the specific types of control that were described in those Rulings. However, because the current scope and application of these three Revenue Rulings is unclear, we reserve the right to modify the Contracts as may be required to maintain favorable tax treatment.

Transfers, Assignments or Exchanges
A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding


Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.


Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one insurance contract for another. Generally, contracts issued in an exchange for another annuity contract are treated as new for purposes of the penalty and distribution at death rules.


If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information with regard to the federal income tax status of the previous annuity contract.

--------------------------------------------------------------------------------
Assignments or Pledges

Generally, rights in the Contract may be assigned or pledged as collateral for loans at any time during the life of the Annuitant

If the Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged as collateral for a loan, it may be treated as a distribution. Please consult a competent tax adviser for further information.

--------------------------------------------------------------------------------
Performance Data

From time to time, we may advertise yields and average annual total returns for the Sub-Accounts. In addition, we may advertise the effective yield of the Schwab Money Market Sub-Account. These figures will be based on historical information and are not intended to indicate future performance.

Money Market Yield
The yield of the Schwab Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified 7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

Average Annual Total Return

The following table shows the average annual total return of the various Sub-Accounts available under the Contract. Although the Contracts are new, certain of the Sub-Accounts available under the Contracts were created by us in the past to fund other of our insurance products and have been in existence for one or more years. For each of those Sub-Accounts, we calculate average annual total return from its inception date. We refer to average annual total return that is calculated from the inception date of a Sub-Account as "standardized performance."

In addition to standardized performance, we show "non-standardized performance." In the case of a Sub-Account that was in existence before we first began to offer the Contracts, non-standardized performance reflects average annual total return for periods prior to the Sub-Account's inception. This is possible in cases where the Portfolio in which the Sub-Account invests was created before the Sub-Account's inception date. Consequently, the Portfolio established a performance track record even before the Sub-Account was created.

In the case of a Sub-Account that was created at or about the same time we first offered the Contracts, there will be no standardized performance for us to show because the Sub-Account does not have a track record.

However, in these cases, we will show non-standardized performance if the Portfolio in which such a Sub-Account invests was in existence prior to the Sub-Account's inception date. When standardized performance becomes available for these Sub-Accounts, we will make that information available to you.

Both standardized performance and non-standardized performance reflect deductions for the highest level of charges under the Contract, including the 0.70% mortality and expense risk charge, which includes a 0.05% charge for Death Benefit Option 2.


In the table on the following page we show average annual total return for each Sub-Account for one-, three-, five- and ten-year periods (or since inception, if less than ten years) ended December 31, 2001. Average annual total return quotations represent the average annual compounded rate of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) as of the last day of each of the periods for which total return quotations are provided.


For additional information regarding yields and total returns calculated using the standard methodologies briefly described herein, please refer to the Statement of Additional Information.


                                                                             Performance Data
                                                    Standardized Performance Data
Sub-Account                                         1Year       Since      Inception
                                                              Inception    Date of
                                                                  of       Sub-Account
                                                             Sub-Account       #

Alger American Balanced                              N/A       -3.02%**     5/3/01
Alger American Growth                              -12.44%      12.64%      11/1/96
Alliance VP Growth & Income                          N/A       -6.15%**     5/3/01
Alliance VP Growth                                   N/A      -14.23%**     5/3/01
AllianceBernstein VP Real Estate Investment          N/A       10.49%**     5/3/01
American Century VP International                  -29.68%      6.44%       11/1/96
American Century VP Income & Growth                  N/A       -6.43%**     5/3/01
Berger IPT-Small Company Growth                    -33.95%      10.92%      5/1/97
Berger IPT-Large Cap Growth                          N/A      -16.12%**     5/3/01
Delaware VIP Small Cap Value Series                  N/A       6.99%**      5/3/01
Dreyfus Variable Investment Fund:  Small Cap         N/A       -2.31%**     5/3/01
Dreyfus Variable Investment Fund:  Growth and      -6.51%       -1.53%      5/3/99
Income
Federated International Equity II                    N/A      -21.39%**     5/3/01
Federated U.S. Government Securities II             6.28%       5.71%       5/3/01
INVESCO VIF-High Yield                             -15.53%      -0.43%      11/1/96
INVESCO VIF- Technology                            -46.21%     -47.94%      3/1/00
JP Morgan Small Company Portfolio                    N/A       -2.10%**     5/3/01
Janus Aspen Worldwide Growth                       -22.99%      10.87%      11/1/96
Janus Aspen Flexible Income                         6.98%       4.51%       5/3/99
Oppenheimer Global Securities                        N/A       -5.24%**     5/3/01
PBHG Large Cap Growth                                N/A      -15.54%**     5/3/01
SAFECO RST Equity                                  -10.03%      5.26%       5/1/97
Schwab MarketTrack Growth II                       -9.05%       7.72%       11/1/96
Schwab S&P 500                                     -12.78%      10.21%      11/1/96
Scudder Variable Series I Capital Growth           -19.93%      -3.60%      5/3/99
Scudder Variable Series II Small Cap Growth          N/A      -14.32%**     5/3/01
Scudder VIT EAFE(R)Equity Index  (formerly,         -25.23%     -10.52%      5/3/99
Deutsche Asset Management VIT EAFE(R)Equity
Index)
Scudder VIT Small Cap Index  (formerly,             1.40%       4.64%       5/3/99
Deutsche Asset Management VIT Small Cap Index
Strong VIF Mid Cap Growth II                         N/A       -19.70%      5/3/01
Strong VIF Opportunity II                            N/A       -4.99%**     5/3/01


                        Non-Standardized Performance Data
   1             3        5 Years      10       Since Inception of     Inception
  Year         Years                  Years         Underlying          Date of
                                                Portfolio (if less     Underlying
                                                  than 10 years)       Portfolio

 -2.62%        6.46%       13.39%    11.23%            N/A              9/5/1989
-12.44%       -0.55%       12.55%    14.18%            N/A              1/9/1989
 -0.34%        7.63%       13.87%    14.10%            N/A             1/14/1991
-24.12%       -6.02%       6.49%       N/A            13.17%           9/15/1994
 10.03%        9.25%        N/A        N/A            5.15%             1/9/1997
-29.68%       -1.83%       5.62%       N/A            6.09%             5/1/1994
 -9.01%       -1.82%        N/A        N/A            6.17%            10/30/1997
-33.95%        5.23%       7.27%       N/A            6.18%             5/1/1996
-25.79%        1.28%       9.87%       N/A            10.56%            5/1/1996
 11.02%        7.17%       8.97%       N/A            11.25%            12/27/93
 -6.88%        8.61%       7.33%     20.48%            N/A              1/1/1991
 -6.51%        1.21%       5.85%       N/A            12.80%            5/2/1994

-29.91%       -0.38%       6.15%       N/A            6.21%             6/8/1995
 6.28%        -4.95%       5.87%       N/A            5.44%             3/27/94
-15.53%       -7.03%       -1.21%      N/A            3.48%            5/27/1994
-46.21%        1.72%        N/A        N/A            9.20%            5/21/1997
 -8.07%        5.10%       5.79%       N/A            11.30%           12/31/1994
-22.99%        1.74%       10.34%      N/A            14.94%           9/13/1993
 6.98%         4.43%       6.50%       N/A            7.39%            9/13/1993
-12.66%       12.78%       14.59%    13.11%            N/A             11/12/1990
-28.79%        4.57%        N/A        N/A            12.66%           4/30/1997
-10.03%       -4.72%       5.87%     11.99%            N/A              4/3/1987
 -9.05%        0.70%       7.24%       N/A            7.72%            11/1/1996
-12.78%       -2.07%       9.46%       N/A            10.21%           11/1/1996
-19.93%       -1.28%       9.68%     10.65%            N/A             7/16/1985
-29.32%       -5.75%       5.58%       N/A            11.11%            5/2/1994
 -25.23%       -7.78%        N/A        N/A            -2.83%           8/22/1997


  1.4%         4.92%        N/A        N/A            3.79%            8/22/1997

-31.42%        3.03%        N/A        N/A            12.48%           12/31/1996
 -4.16%       10.77%       13.81%      N/A            15.85%            5/8/1992


# The SCHWABsignature ANNUITY contract has been offered since May 3, 2001.

* Indicates non-standardized performance because data is calculated for periods preceding the inception date of the Sub-Account.
**Represents cumulative return, since performance data shown (as of 12/31/01) is for less than one year; Sub-Account has been in Annuity since 5/3/01.

Performance information and calculations for any Sub-Account are based only on the performance of a hypothetical Contract under which the Annuity Account Value is allocated to a Sub-Account during a particular time period. Performance information should be considered in light of the investment objectives and policies and characteristics of the Portfolios in which the Sub-Account invests and the market conditions during the given time period. It should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including:
o the ranking of or asset allocation/investment strategy of any Sub-Account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications or other people who rank separate accounts or other investment products on overall performance or other criteria, and
o the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

We may from time to time also advertise cumulative (non-annualized) total returns, yield and standard total returns for the Sub-Accounts. In addition, we may advertise performance based on accumulation unit values that reflect the lower Mortality and Expense Risk Charge associated with Death Benefit option 1.

We may also advertise performance figures for the Sub-Accounts based on the performance of a Portfolio prior to the time the Series Account commenced operations.

For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
Distribution of the Contracts

Charles Schwab & Co., Inc. (Schwab) is the principal underwriter and distributor of the Contracts. Schwab is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 101 Montgomery Street, San Francisco, California 94104, telephone 888-560-5938.

--------------------------------------------------------------------------------
Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Contract Owners have no voting rights in Great-West.

--------------------------------------------------------------------------------
Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.
o To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.
o To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
o To change the time or time of day at which a valuation date is deemed to have ended.
o    To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
--------------------------------------------------------------------------------
Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. And, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions or prospects of Great-West.
--------------------------------------------------------------------------------
Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.
--------------------------------------------------------------------------------
Experts


The consolidated balance sheets for Great-West Life & Annuity Insurance Company for the years ended December 31, 2001 and 2000 and the related consolidated statements of income, stockholders' equity and cash flows for each of the three years in the period ended December 31, 2001, as well as the financial statements of the Variable Annuity-1Series Account for the years ended December 31, 2001 and 2000, included in the Statement of Additional Information, have been audited by Deloitte & Touche, LLP, independent auditors, as stated in their reports which are included in the Statement of Additional Information and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


--------------------------------------------------------------------------------
Available Information

You may request a free copy of the Statement of Additional Information. Please direct any oral, written or electronic request for such documents to:


Schwab Insurance Services
P. O. Box  7666

San Francisco, California  94120-7666
1-888-560-5938
Email:  annuities@schwab.com
Internet:


www.schwab.com (Please note that as of the date of this prospectus, internet access and functionality may not be available to all contract owners.) For clients of investment managers who are Schwab Alliance customers:
www.schwaballiance.com

For all other clients of investment managers:
www.schwabannuity.com


The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information and other information filed electronically by Great-West concerning the Contract and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The Statement of Additional Information contains more specific information relating to the Series Account and Great-West, such as:

o        general information
o information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account
o        the calculation of annuity payouts
o        postponement of payouts
o        services
o        withholding
o        calculation of performance data.

--------------------------------------------------------------------------------
                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION
                      Selected Data for Accumulation Units
    Outstanding Through Each Periof for the Periods Ended December 31, 2001

-------------------------------------------------------------------------------------------------------------------------
                                  ALGER AMERICAN BALANCED       ALGER AMERICAN GROWTH           ALLIANCE VP GROWTH & INCOME
                                      PORTFOLIO                      PORTFOLIO                            PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70          0.65           0.70           0.65            0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
 Beginning Unit Value                 $10.00         $10.00         $10.00         $10.00         $10.00          $10.00
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 9.70         $ 9.70        $ 8.90         $ 8.89         $ 9.39          $ 9.38
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding           10,478         44,719       110,022         53,244         98,944          74,454
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                  ALLIANCE VP GROWTH PORTFOLIO    ALLIANCEBERNSTEIN VP REAL    AMERICAN CENTURY VP
                                                                  ESTATE INVESTMENT PORTFOLIO  INTERNATIONAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70          0.65           0.70           0.65            0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
 Beginning Unit Value                 $10.00         $10.00         $10.00         $10.00         $10.00          $10.00
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 8.58         $ 8.58       $ 11.05        $ 11.05         $ 8.27          $ 8.27
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding            3,673         11,322        48,102         16,327         76,030          27,288
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                  AMERICAN CENTURY VP INCOME    BERGER IPT-LARGE CAP GROWTH    BERGER IPT-SMALL COMPANY
                                  & GROWTH PORTFOLIO            FUND                           GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70          0.65           0.70           0.65            0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
 Beginning Unit Value                 $10.00         $10.00         $10.00         $10.00         $10.00          $10.00
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 9.36         $ 9.36        $ 8.38         $ 8.39         $ 8.00          $ 8.00
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding            3,158          5,696        14,808          8,729         82,084          52,671
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
(Continued)
-------------------------------------------------------------------------------------------------------------------------


                         CONDENSED FINANCIAL INFORMATION
                      Selected Data for Accumulation Units
    Outstanding Through Each Periof for the Periods Ended December 31, 2001


-------------------------------------------------------------------------------------------------------------------------
                                  DELAWARE VIP                  SCUDDER VIT                     SCUDDER VIT
                                  CAP VALUE SERIES              EAFE EQUITY INDEX FUND          SMALL CAP INDEX FUND
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70           0.65           0.70           0.65           0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
 Beginning Unit Value                 $10.00         $10.00         $10.00         $10.00         $10.00          $10.00
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                    $ 10.71        $ 10.70         $ 8.21         $ 8.21        $ 10.11        $ 10.11
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding           58,778         28,758         24,035         19,182         36,498         41,813
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                  DREYFUS VIF SMALL CAP         DREYFUS VIF GROWTH & INCOME     FEDERATED INTERNATIONAL
                                  PORTFOLIO                     PORTFOLIO                       EQUITY FUND II
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70           0.65           0.70           0.65           0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
------------------------------------------------------------------------------------------------------------------------
 Beginning Unit Value                 $10.00         $10.00         $10.00         $10.00         $10.00          $10.00
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 9.79         $ 9.77         $ 9.33         $ 9.33         $ 7.86         $ 7.86
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding           46,287         33,176         10,283         19,175              2          1,778
-------------------------------------------------------------------------------------------------------------------------


                        CONDENSED FINANCIAL INFORMATION
                      Selected Data for Accumulation Units
    Outstanding Through Each Periof for the Periods Ended December 31, 2001
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                  INVESCO VIF-HIGH YIELD FUND   INVESCO VIF-TECHNOLOGY FUND      J.P. MORGAN
                                                                                              SMALL COMPANY FUND
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70           0.65           0.70           0.65           0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
 Beginning Unit Value                 $10.00         $10.00         $10.00         $10.00         $10.00          $10.00
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 8.34         $ 8.36         $ 7.19         $ 7.19         $ 9.79         $ 9.79
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding           60,110         35,883         35,530          8,092         73,404         64,994
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
(Continued)
-------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                  JANUS ASPEN SERIES WORLDWIDE   JANUS ASPEN SERIES FLEXIBLE   OPPENHEIMER GLOBAL SECURITIES
                                  GROWTH PORTFOLIO               INCOME PORTFOLIO              FUND/VA
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.65           0.70           0.65           0.70           0.65           0.70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            2001
------------------------------------------------------------------------------------------------------------------------
 Beginning Unit Value                 $10.00         $10.00         $10.00         $10.00         $10.00         $10.00
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                    $ 8.47         $ 8.46        $ 10.41        $ 10.41         $ 9.48         $ 9.48
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding          99,987         60,207        229,005        276,547         28,571         31,709
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                    $ 846          $ 510        $ 2,384        $ 2,878          $ 271          $ 300
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                        (15.30%)       (15.40%)         4.10%          4.10%         (5.20%)        (5.20%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                  PBHG INSURANCE SERIES LARGE   SAFECO RST EQUITY PORTFOLIO   SCHWAB MARKETTRACK GROWTH
                                  CAP GROWTH PORTFOLIO                                        PORTFOLIO II
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.65           0.70           0.65           0.70           0.65           0.70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            2001
------------------------------------------------------------------------------------------------------------------------
 Beginning Unit Value                 $10.00         $10.00         $10.00         $10.00         $10.00         $10.00
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                    $ 8.45         $ 8.45         $ 9.45         $ 9.45         $ 9.47         $ 9.46
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding          29,271         21,508            429          7,912         64,405         36,799
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                  SCHWAB MONEY MARKET PORTFOLIO   SCHWAB S&P 500 PORTFOLIO    SCUDDER VARIABLE SERIES I
                                                                                              CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.65           0.70           0.65           0.70           0.65           0.70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            2001
------------------------------------------------------------------------------------------------------------------------
 Beginning Unit Value                 $10.00         $10.00         $10.00         $10.00         $10.00         $10.00
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                   $ 10.15        $ 10.15         $ 9.23         $ 9.22         $ 8.75         $ 8.74
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding       1,500,043        776,903        428,098        187,288         13,756          7,975
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
(Continued)
------------------------------------------------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units
Outstanding Through Each Periof for the Periods Ended December 31, 2001
------------------------------------------------------------------------------------------------------------------------
                                  SCUDDER VARIABLE SERIES II    STRONG VIF MID-CAP GROWTH       STRONG VIF OPPORTUNITY
                                  SMALL CAP GROWTH PORTFOLIO    FUND II                         FUND II
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.65           0.70           0.65           0.70           0.65           0.70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            2001
------------------------------------------------------------------------------------------------------------------------
 Beginning Unit Value                 $10.00         $10.00         $10.00         $10.00         $10.00         $10.00
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                    $ 8.57         $ 8.57         $ 8.03         $ 8.03         $ 9.50         $ 9.50
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding          12,369          6,754         27,603         58,974        113,694         53,594
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
(Concluded)
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Appendix B--Net Investment Factor


The Net Investment Factor is determined by dividing (a) by (b), and subtracting
(c) from the result where:

(a) is the net result of:

1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus

2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period, and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit option 1 or 0.70% if you have selected Death Benefit option 2.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflect the investment performance of the Portfolio as well as the payment of Portfolio expenses.

                        VARIABLE ANNUITY-1 SERIES ACCOUNT



                            Flexible Premium Variable
                                Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                  Telephone: (800) 468-8661 (Outside Colorado)
                            (800) 547-4957 (Colorado)





                       STATEMENT OF ADDITIONAL INFORMATION






This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 2002, which is available without charge by contacting the Schwab Insurance Center, P.O. Box 7666, San Francisco, California 94120-7666, www.schwab.com or at 1-888-560-5938.

                                   May 1, 2002

                                TABLE OF CONTENTS


                                                                                                               Page


GENERAL INFORMATION.............................................................................................B-3
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT.....................................................................B-3
CALCULATION OF ANNUITY PAYMENTS.................................................................................B-3
POSTPONEMENT OF PAYMENTS........................................................................................B-4
SERVICES........................................................................................................B-4
         - Safekeeping of Series Account Assets.................................................................B-4
         - Experts..............................................................................................B-4
         - Principal Underwriter................................................................................B-5
         - Administrative Services .............................................................................B-5
WITHHOLDING.....................................................................................................B-5
CALCULATION OF PERFORMANCE DATA.................................................................................B-5
FINANCIAL STATEMENTS............................................................................................B-7


                               GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                    AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT


         Great-West Life & Annuity Insurance Company (the "Company" or "GWL&A"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is owned 81.03% by Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

         The assets allocated to the Variable Annuity-1 Series Account (the "Series Account") are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account


         Best's Insurance Reports has assigned the Company its highest financial strength and operating performance rating of A++. Fitch, Inc. has assigned the Company their highest claims paying ability rating of AAA. Standard & Poor's Corporation has assigned the Company its second highest rating of AA+ for claims paying ability. Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa2.

                         CALCULATION OF ANNUITY PAYMENTS

Variable Annuity Options


         The Company converts the Accumulation Units for each of Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit Value on the first Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Sub-Account remains fixed during the annuity payment period.

         The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the first Valuation Date preceding the Payout Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the Payment Option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first Valuation Date preceding the date the annuity payment is due. The total amount of each Variable Annuity Payout will be the sum of the Variable Annuity Payouts for each Sub-Account.


                            POSTPONEMENT OF PAYMENTS

         With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Insurance & Annuity Service Center. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred (1) for any period (A) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or (B) trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of which (A) disposal by the Series Account of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Series Account to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of securityholders of the Series Account.

                                    SERVICES

         A.       Safekeeping of Series Account Assets

         The assets of the Series Account are held by GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the underlying funds. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company in the amount of $50 million (Canadian), which covers all officers and employees of GWL&A.

         B.       Experts

         The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, CO 80202.


         The consolidated financial statements of GWL&A as of December 31, 2001 and 2000and for each of the three years in the period ended December 31, 2001 incorporated by reference into the prospectus and included in this Statement of Additional Information and the financial statements of Variable Annuity-1 Series Account for the years ended December 31, 2001 and 2000 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing therein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

         C.       Principal Underwriter

     The offering of the Contracts is made on a continuous basis by Charles Schwab & Co., Inc. ("Schwab"). Schwab is a California corporation and is a member of the National Association of Securities Dealers ("NASD"). The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety.

         D.       Administrative Services


         Certain administrative services are provided by Schwab and by AnnuityNet, Inc. ("AnnuityNet") to assist Great-West in processing the Contracts. These services are described in written agreements between Schwab, AnnuityNet and GWL&A. GWL&A has agreed to indemnify Schwab (and its agents, employees, and controlling persons) for certain damages arising out of the sale of the Contracts, including those arising under the securities laws.


                                   WITHHOLDING

         Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

         Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                         CALCULATION OF PERFORMANCE DATA

A.       Yield and Effective Yield Quotations for the Money Market Sub-Account


         The yield quotation for the Money Market Sub-Account will be for the seven-day period and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting the highest level of charges deducted under the Contract, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

         The effective yield quotation for the Money Market Sub-Account will be for the seven-day period and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting the highest level of charges deducted under the Contract, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


               EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.

         For purposes of the yield and effective yield computations, the hypothetical charge reflects the highest level of all charges that are deducted from Annuity Account Value in proportion to the length of the base period, and for fees that vary with the size of the account, if any, the account size is assumed to be the Money Market Sub-Account's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See "Charges and Deductions" in the Prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Sub-Account and the Fund are excluded from the calculation of yield.


B. Total Return and Yield Quotations for All Sub-Accounts (Other than Money Market)


         The standardized total return quotations for all Sub-Accounts, other than the Money Market, will be average annual total return quotations for one-, five- and ten-year periods (or the life of the Sub-Account, if shorter). The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV


         Where:      P =      a hypothetical initial payment of $1,000
                     T =      average annual total return
                     n =      number of years

                     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

For purposes of the standardized average annual total return quotations for these Sub-Accounts, the calculations take into effect the highest level of all fees that are charged to Annuity Account Value, and for fees that vary with the size of the account, if any, the account size is assumed to be the respective Sub-Accounts' mean account size. The calculations also assume a complete redemption as of the end of the particular period.

         The yield quotations for these Sub-Accounts will be based on a thirty-day period, and will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                          YIELD = 2[((a-b)/cd +1)6 -1]


   Where:    a =      net  investment  income  earned  during the period by the  corresponding  portfolio  of the Fund attributable to shares owned by the Sub-Account.
             b =      expenses accrued for the period (net of reimbursements).
             c =      the average daily number of Accumulation Units outstanding during the period.
             d =      the maximum offering price per Accumulation Unit on the last day of the period.


For purposes of the yield quotations for these Sub-Accounts, the calculations take into effect the highest level of all fees that are charged to Annuity Account Value, and for fees that vary with the size of the account, if any, the account size is assumed to be the respective Sub-Accounts' mean account size.

                              FINANCIAL STATEMENTS

         The consolidated financial statements of GWL&A filed with this Statement of Additional Information should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

     Variable Annuity -1 Series Account of Great-West Life & Annuity Insurance Company
     Financial Statements for the Years Ended December 31, 2001 and
     2000
     and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Contract Owners of
     Variable Annuity-1 Series Account of
     Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of Schwab Select Annuity and Schwab Signature Annuity of Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 2001, by investment division, and the related statements of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Schwab Select Annuity and Schwab Signature Annuity of Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2001, by investment division, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with accounting principles generally accepted in the United States of America.





February 14, 2002


----------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                                      ALGER AMERICAN GROWTH PORTFOLIO AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Investments at market value (1)                $                    52,439,779 $                11,543,243
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Investment income due and accrued                                            0                           0
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Purchase payments receivable                                            58,238
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
        Total assets                                                     52,498,017                  11,543,243
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Redemptions payable                                                                              1,177,461
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company                       8,576                       1,780
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
        Total liabilities                                                     8,576                   1,179,241
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $                    52,489,441 $                10,364,002
------------------------------------------------------==============================--==========================
------------------------------------------------------==============================--==========================

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Accumulation units                             $                    52,487,603 $                10,364,002
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Contracts in payout phase                                                1,838
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $                    52,489,441 $                10,364,002
------------------------------------------------------==============================--==========================
------------------------------------------------------==============================--==========================

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                            2,859,914                     756,485
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $                         18.35 $                     13.70
------------------------------------------------------==============================--==========================
------------------------------------------------------==============================--==========================

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
(1)  Cost of investments:                           $                    76,897,502 $                11,364,070
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Shares of investments:                                               1,426,157                   1,751,630
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
    BARON CAPITAL ASSET FUND BERGER IPT-SMALL COMPANY GROWTH FUND
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
  $            12,894,369  $             27,342,944
----------------------------------------------------
----------------------------------------------------
                        0                         0
----------------------------------------------------
----------------------------------------------------
                   61,614                   102,026
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
               12,955,983                27,444,970
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
                    2,086                     4,485
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
                    2,086                     4,485
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
  $            12,953,897  $             27,440,485
----======================---=======================
----======================---=======================

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
  $            12,953,897  $             27,440,485
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
  $            12,953,897  $             27,440,485
----======================---=======================
----======================---=======================

----------------------------------------------------
----------------------------------------------------
                1,057,192                 1,702,960
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
  $                 12.25  $                  16.11
----======================---=======================
----======================---=======================

----------------------------------------------------
----------------------------------------------------
  $            12,049,733  $             43,317,457
----------------------------------------------------
----------------------------------------------------
                  668,102                 1,921,500
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------------
    DEUTSCHE ASSET                      DEUTSCHE ASSET
    MANAGEMENT VIT                      MANAGEMENT VIT
    EAFE EQUITY INDEX FUND             SMALL CAP INDEX FUND
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
  $                 5,868,311  $                9,438,992
----------------------------------------------------------
----------------------------------------------------------
                            0                           0
----------------------------------------------------------
----------------------------------------------------------
                                                   46,428
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
                    5,868,311                   9,485,420
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
                    1,501,688
----------------------------------------------------------
----------------------------------------------------------
                          941                       1,539
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
                    1,502,629                       1,539
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
  $                 4,365,682  $                9,483,881
----==========================---=========================
----==========================---=========================

----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
  $                 4,365,682  $                9,483,881
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
  $                 4,365,682  $                9,483,881
----==========================---=========================
----==========================---=========================

----------------------------------------------------------
----------------------------------------------------------
                      589,568                     843,685
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
  $                      7.40  $                    11.24
----==========================---=========================
----==========================---=========================

----------------------------------------------------------
----------------------------------------------------------
  $                 5,817,364  $                9,808,942
----------------------------------------------------------
----------------------------------------------------------
                      699,441                     879,682
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                  (Continued)
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                      DREYFUS VIF CAPITAL               DREYFUSP VIF
                                                      APPRECIATION PORTFOLIO       GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
ASSETS:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Investments at market value (1)                $              7,861,814  $              7,447,496
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Investment income due and accrued                                     0                         0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Purchase payments receivable                                    126,106
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
        Total assets                                               7,987,920                 7,447,496
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Redemptions payable                                                                         5,849
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company                1,281                     1,205
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
        Total liabilities                                              1,281                     7,054
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET ASSETS                                          $              7,986,639  $              7,440,442
------------------------------------------------------=======================---=======================
------------------------------------------------------=======================---=======================

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Accumulation units                             $              7,986,639  $              7,436,647
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Contracts in payout phase                                                                   3,795
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET ASSETS                                          $              7,986,639  $              7,440,442
------------------------------------------------------=======================---=======================
------------------------------------------------------=======================---=======================

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                       880,333                   778,050
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $                   9.07  $                   9.56
------------------------------------------------------=======================---=======================
------------------------------------------------------=======================---=======================

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
(1)  Cost of investments:                           $              8,266,344  $              7,689,151
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Shares of investments:                                          224,752                   343,995
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

-------------------------------------------------------
    FEDERATED AMERICAN LEADERS          FEDERATED FUND FOR U.S.
        FUND II                         GOVERNMENT SECURITIES II
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
  $             24,273,841  $               59,873,410
-------------------------------------------------------
-------------------------------------------------------
                         0                           0
-------------------------------------------------------
-------------------------------------------------------
                    13,101
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
                24,286,942                  59,873,410
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
                                               895,424
-------------------------------------------------------
-------------------------------------------------------
                     3,956                       9,651
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
                     3,956                     905,075
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
  $             24,282,986  $               58,968,335
----=======================---=========================
----=======================---=========================

-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
  $             24,257,841  $               58,968,335
-------------------------------------------------------
-------------------------------------------------------
                    25,145
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
  $             24,282,986  $               58,968,335
----=======================---=========================
----=======================---=========================

-------------------------------------------------------
-------------------------------------------------------
                 1,491,691                   4,482,043
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
  $                  16.26  $                    13.16
----=======================---=========================
----=======================---=========================

-------------------------------------------------------
-------------------------------------------------------
  $             25,363,770  $               57,749,792
-------------------------------------------------------
-------------------------------------------------------
                 1,260,979                   5,238,269
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------

--------------------------------------------------------
    FEDERATED UTILITY FUND II    INVESCO VIF-HIGH YIELD FUND
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
  $             2,608,424  $                 15,588,033
--------------------------------------------------------
--------------------------------------------------------
                        0                     1,890,763
--------------------------------------------------------
--------------------------------------------------------
                    6,897                        15,147
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
                2,615,321                    17,493,943
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
                      424                         2,839
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
                      424                         2,839
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
  $             2,614,897  $                 17,491,104
----======================---===========================
----======================---===========================

--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
  $             2,614,897  $                 17,491,104
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
  $             2,614,897  $                 17,491,104
----======================---===========================
----======================---===========================

--------------------------------------------------------
--------------------------------------------------------
                  238,710                     1,802,549
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
  $                 10.95  $                       9.70
----======================---===========================
----======================---===========================

--------------------------------------------------------
--------------------------------------------------------
  $             2,951,354  $                 20,086,150
--------------------------------------------------------
--------------------------------------------------------
                  251,536                     2,040,318
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.          (Continued)
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                      INVESCO VIF-EQUITY    INVESCO VIF-TECHNOLOGY FUND
                                                        INCOME FUND
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Schwab Select Annuity:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
ASSETS:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Investments at market value (1)                $          35,074,850  $           12,690,066
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Investment income due and accrued                            401,385                       0
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Purchase payments receivable                                  89,791                  96,945
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
        Total assets                                           35,566,026              12,787,011
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Redemptions payable
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company             5,761                   2,077
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
        Total liabilities                                           5,761                   2,077
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NET ASSETS                                          $          35,560,265  $           12,784,934
------------------------------------------------------====================---=====================
------------------------------------------------------====================---=====================

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Accumulation units                             $          35,547,608  $           12,784,934
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Contracts in payout phase                                     12,657
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NET ASSETS                                          $          35,560,265  $           12,784,934
------------------------------------------------------====================---=====================
------------------------------------------------------====================---=====================

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                  2,191,193               4,253,860
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $               16.22  $                 3.01
------------------------------------------------------====================---=====================
------------------------------------------------------====================---=====================

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
(1)  Cost of investments:                           $          37,822,009  $           22,471,133
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Shares of investments:                                     1,887,774                 825,639
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
    JANUS ASPEN SERIES FLEXIBLE   JANUS ASPEN SERIES      JANUST ASPEN SERIES INTERNATIONAL JANUS ASPENF SERIES
    INCOME PORTFOLIO               GROWTH PORTFOLIO        GROWTH PORTFOLIO                 WORLDWIDE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  $                32,071,870  $      54,434,866 $                    23,844,975  $              64,720,739
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                            0                  0                               0                          0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                       46,598             12,592
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                   32,118,468         54,447,458                      23,844,975                 64,720,739
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                                       1,040,996                  1,055,741
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                        5,157              8,892                           3,850                     10,513
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                        5,157              8,892                       1,044,846                  1,066,254
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  $                32,113,311  $      54,438,566 $                    22,800,129  $              63,654,485
----==========================---================--==============================---========================
----==========================---================--==============================---========================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  $                32,113,311  $      54,435,568 $                    22,800,129  $              63,653,009
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                           2,998                                                      1,476
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  $                32,113,311  $      54,438,566 $                    22,800,129  $              63,654,485
----==========================---================--==============================---========================
----==========================---================--==============================---========================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                    2,866,207          3,590,948                       2,109,314                  3,763,889
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  $                     11.20  $           15.16 $                         10.81  $                   16.91
----==========================---================--==============================---========================
----==========================---================--==============================---========================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  $                32,209,872  $      81,977,398 $                    22,582,666  $              80,084,266
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                    2,750,589          2,738,172                       1,015,977                  2,267,720
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.          (Continued)
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                      MONTGOMERY VARIABLE SERIES   PRUDENTIAL SERIES FUND
                                                        GROWTH FUND                EQUITY CLASS II PORTFOLIO
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ASSETS:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Investments at market value (1)                $                5,166,554  $                 1,052,939
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Investment income due and accrued                                       0                            0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Purchase payments receivable                                       22,004                            0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
        Total assets                                                 5,188,558                    1,052,939
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Redemptions payable
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company                    853                          173
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
        Total liabilities                                                  853                          173
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $                5,187,705  $                 1,052,766
------------------------------------------------------=========================---==========================
------------------------------------------------------=========================---==========================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Accumulation units                             $                5,180,902  $                 1,052,766
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Contracts in payout phase                                           6,803
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $                5,187,705  $                 1,052,766
------------------------------------------------------=========================---==========================
------------------------------------------------------=========================---==========================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                         453,313                      119,514
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $                    11.43  $                      8.81
------------------------------------------------------=========================---==========================
------------------------------------------------------=========================---==========================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
(1)  Cost of investments:                           $                7,579,267  $                 1,114,681
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Shares of investments:                                            482,856                       51,388
------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    SAFECO RST EQUITY                   SAFECO RST GROWTH         SCHWAB MARKETTRACK           SCHWAB MONEY
    PORTFOLIO                      OPPORTUNITIES PORTFOLIO         GROWTH PORTFOLIO II     MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $              10,812,525  $                  14,705,056 $            13,069,929  $          160,171,068
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                          0                              0                       0                 207,588
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                     37,429                                                      0               5,004,949
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                 10,849,954                     14,705,056              13,069,929             165,383,605
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                 1,298,651                     498
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                      1,776                          2,122                   2,125                  25,106
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                      1,776                      1,300,773                   2,623                  25,106
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $              10,848,178  $                  13,404,283 $            13,067,306  $          165,358,499
----========================---============================--======================---=====================
----========================---============================--======================---=====================

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $              10,848,178  $                  13,404,283 $            13,067,306  $          165,322,459
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                                                    36,040
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $              10,848,178  $                  13,404,283 $            13,067,306  $          165,358,499
----========================---============================--======================---=====================
----========================---============================--======================---=====================

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                    859,655                      1,066,369                 896,576              13,479,708
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $                   12.62  $                       12.57 $                 14.57  $                12.26
----========================---============================--======================---=====================
----========================---============================--======================---=====================

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $              13,295,147  $                  13,494,677 $            14,857,126  $          160,171,068
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                    437,754                        671,771               1,006,153             160,171,068
-----------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.          (Continued)
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                       SCHWAB S&P 500 PORTFOLIO  SCUDDER VARIABLE SERIES I CAPITAL
                                                                                 GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
ASSETS:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Investments at market value (1)                $             108,924,756  $              3,942,344
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Investment income due and accrued                                      0                         0
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Purchase payments receivable                                   1,464,423                    22,139
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
        Total assets                                              110,389,179                 3,964,483
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Redemptions payable
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company                17,843                       647
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
        Total liabilities                                              17,843                       647
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET ASSETS                                          $             110,371,336  $              3,963,836
------------------------------------------------------========================---=======================
------------------------------------------------------========================---=======================

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Accumulation units                             $             110,360,118  $              3,963,836
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Contracts in payout phase                                         11,218
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET ASSETS                                          $             110,371,336  $              3,963,836
------------------------------------------------------========================---=======================
------------------------------------------------------========================---=======================

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                      6,729,128                   438,902
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $                   16.40  $                   9.03
------------------------------------------------------========================---=======================
------------------------------------------------------========================---=======================

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1)  Cost of investments:                           $             120,724,899  $              4,818,076
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Shares of investments:                                         6,585,535                   240,975
--------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
    SCUDDER VARIABLE SERIES       STRONG MULTICCAP VALUE    UNIVERSAL INSTITUTIONAL TOTAL SCHWAB
    GROWTH & INCOME               FUND II                   FUND U.S. REAL ESTATE    SELECT ANNUITY
    PORTFOLIO                                               PORTFOLIO
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  $             3,006,578  $          14,066,719 $             10,417,733  $     805,354,223
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                        0                      0                        0          2,499,736
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                                                   7,226,427
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                3,006,578             14,066,719               10,417,733        815,080,386
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                          71,697                  230,408          7,278,413
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                      492                    228                    1,670            128,048
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                      492                 71,925                  232,078          7,406,461
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  $             3,006,086  $          13,994,794 $             10,185,655  $     807,673,925
----======================---====================--=======================---================
----======================---====================--=======================---================

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  $             3,006,086  $          13,964,779 $             10,180,094  $     807,536,379
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                          30,015                    5,561            137,546
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  $             3,006,086  $          13,994,794 $             10,185,655  $     807,673,925
----======================---====================--=======================---================
----======================---====================--=======================---================

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                  376,108              1,463,902                  830,637
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  $                  7.99  $                9.54 $                  12.26
----======================---====================--=======================-------------------
----======================---====================--=======================-------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  $             3,235,521  $          13,895,698 $             10,537,658  $     922,232,791
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                  337,818              1,380,443                  862,395        200,420,387
---------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.        (Concluded)
------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
DECEMBER 31, 2001
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                      ALGER AMERICAN        ALGER AMERICAN
                                                      BALANCED PORTFOLIO    GROWTH PORTFOLIO
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Schwab Signature Annuity:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investments at market value (1)                $         535,388 $       1,452,537
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investment income due and accrued
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Purchase payments receivable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due from Great-West Life & Annuity Insurance Company
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total assets                                          535,388         1,452,537
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Redemptions payable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company            71               187
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total liabilities                                          71               187
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS                                          $         535,317 $       1,452,350
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Accumulation units                             $         535,317 $       1,452,350
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                 55,197           163,266
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $            9.70 $            8.90
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
(1)  Cost of investments:                           $         526,150 $       1,496,120
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Shares of investments:                                    40,932            39,503
----------------------------------------------------------------------------------------
------------------------------------------------------------------------------
    ALLIANCE VP GROWTH     ALLIANCE VP GROWTH   ALLIANCEBERNSTEIN    AMERICANE CENTURY
    & INCOME PORTFOLIO     PORTFOLIO            VP REAL ESTATE       VP INTERNATIONAL
                                                INVESTMENT PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
  $         1,627,962  $         129,035 $         712,126  $         854,839
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
            1,627,962            129,035           712,126            854,839
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
                  159
------------------------------------------------------------------------------
------------------------------------------------------------------------------
                  207                410                87                107
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
                  366                410                87                107
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
  $         1,627,596  $         128,625 $         712,039  $         854,732
----==================---================--================---================
----==================---================--================---================

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
  $         1,627,596  $         128,625 $         712,039  $         854,732
----==================---================--================---================
----==================---================--================---================

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
              173,398             14,995            64,429            103,318
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
  $              9.39  $            8.58 $           11.05  $            8.27
----==================---================--================---================
----==================---================--================---================

------------------------------------------------------------------------------
------------------------------------------------------------------------------
  $         1,570,456  $         121,653 $         696,975  $         836,534
------------------------------------------------------------------------------
------------------------------------------------------------------------------
               73,464              7,858            61,924            129,718
------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.         (Continued)
------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
DECEMBER 31, 2001
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                      AMERICAN CENTURY        BERGER IPT-
                                                      VP INCOME &            LARGE CAP
                                                      GROWTH PORFOLIO        GROWTH FUND
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Schwab Signature Annuity:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investments at market value (1)                $          82,865 $         197,387
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investment income due and accrued
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Purchase payments receivable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due from Great-West Life & Annuity Insurance Company
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total assets                                           82,865           197,387
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Redemptions payable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company            11                25
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total liabilities                                          11                25
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS                                          $          82,854 $         197,362
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Accumulation units                             $          82,854 $         197,362
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                  8,854            23,537
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $            9.36 $            8.39
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
(1)  Cost of investments:                           $          82,398 $         201,893
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Shares of investments:                                    12,827            11,550
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------
    BERGER IPT-SMALL      DELAWARE GPF        DEUTSCHE ASSET    DEUTSCHE ASSET
    COMPANY GROWTH FUND   PREMIUM SMALL       MANAGEMENT VIT    MANAGEMENTVIT
                          CAP VALUE SERIES   EAFE EQUITY INDEX  SMALL CAP INDEX FUND
                                              FUND
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $       1,021,897  $       1,108,126 $         354,791  $         919,087
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
             56,271
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
          1,078,168          1,108,126           354,791            919,087
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                               124,596                              127,116
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                132             46,480                45                112
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                132            171,076                45            127,228
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $       1,078,036  $         937,050 $         354,746  $         791,859
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $       1,078,036  $         937,050 $         354,746  $         791,859
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
            134,755             87,536            43,217             78,311
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $            8.00  $           10.70 $            8.21  $           10.11
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         954,183  $       1,058,621 $         347,802  $         849,931
----------------------------------------------------------------------------
----------------------------------------------------------------------------
             71,813             56,740            42,287             85,656
----------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.         (Continued)
------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
DECEMBER 31, 2001
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                      DREYFUS VIF SMALL     DREYFUS VIFI
                                                      SMALL-CAP PORTFOLIO   GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Schwab Signature Annuity:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investments at market value (1)                $         777,316 $         274,795
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investment income due and accrued
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Purchase payments receivable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due from Great-West Life & Annuity Insurance Company
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total assets                                          777,316           274,795
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Redemptions payable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company            97                36
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total liabilities                                          97                36
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS                                          $         777,219 $         274,759
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Accumulation units                             $         777,219 $         274,759
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                 79,462            29,458
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $            9.78 $            9.33
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
(1)  Cost of investments:                           $         785,717 $         269,680
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Shares of investments:                                    22,127            12,693
----------------------------------------------------------------------------------------
---------------------------------------------------------------------------
    FEDERATED INTERNATIONAL  INVESCO VIF-HIGH  INVESCO VIF-      J.P.MORGAN
    EQUITY FUND II           YIELD FUND        TECHNOLOGY FUND   SERIES TRUST II
                                                                 SMALL COMPANY FUND
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
  $          13,999  $        714,584  $         220,061  $      1,461,175
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                               86,676
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                  93,785
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
             13,999           801,260            313,846         1,461,175
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                                   105,831
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                  2                98                 30               180
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                  2                98                 30           106,011
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
  $          13,997  $        801,162  $         313,816  $      1,355,164
----================---===============---================---===============
----================---===============---================---===============

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
  $          13,997  $        801,162  $         313,816  $      1,355,164
----================---===============---================---===============
----================---===============---================---===============

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
              1,780            95,993             43,622           138,398
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
  $            7.86  $           8.35  $            7.19  $           9.79
----================---===============---================---===============
----================---===============---================---===============

---------------------------------------------------------------------------
---------------------------------------------------------------------------
  $          13,802  $        802,897  $         227,079  $      1,381,247
---------------------------------------------------------------------------
---------------------------------------------------------------------------
              1,230            93,532             14,318           110,528
---------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.         (Continued)
------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
DECEMBER 31, 2001
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                      JANUS ASPEN SERIESJ    JANUS ASPEN SERIES
                                                      WORLDWIDE GROWTH       FLEXIBLE INCOME PORTFOLIO
                                                       PORTFOLIO
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Schwab Signature Annuity:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investments at market value (1)                $       1,356,192 $       5,248,204
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investment income due and accrued
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Purchase payments receivable                                                 2,291
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due from Great-West Life & Annuity Insurance Company                        11,084
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total assets                                        1,356,192         5,261,579
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Redemptions payable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company           173
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total liabilities                                         173
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS                                          $       1,356,019 $       5,261,579
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Accumulation units                             $       1,356,019 $       5,261,579
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                160,194           505,552
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $            8.46 $           10.41
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
(1)  Cost of investments:                           $       1,309,470 $       5,349,547
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Shares of investments:                                    47,519           450,103
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------
    OPPENHEIMER GLOBAL      PBHG INSURANCE    SAFECOR RST      SCHWAB MARKETTRACK
    SECURITIES FUND/VA      SERIES LARGE CAP  EQUITY PORFOLIO  GROWTH PORTFOLIO II
                            GROWTH PORTFOLIO
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         571,383  $         429,007 $          78,824  $         957,919
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
            571,383            429,007            78,824            957,919
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                 73                 57                10                123
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                 73                 57                10                123
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         571,310  $         428,950 $          78,814  $         957,796
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         571,310  $         428,950 $          78,814  $         957,796
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
             60,280             50,780             8,341            101,204
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $            9.48  $            8.45 $            9.45  $            9.46
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         563,800  $         476,439 $          75,762  $         946,246
----------------------------------------------------------------------------
----------------------------------------------------------------------------
             25,017             24,375             3,191             73,743
----------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.         (Continued)
------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
DECEMBER 31, 2001
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                      SCHWAB MONEY MARKET  SCHWAB S&P 500
                                                        PORTFOLIO             PORTFOLIO
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Schwab Signature Annuity:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investments at market value (1)                $      22,919,165 $       5,443,485
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investment income due and accrued                         24,946
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Purchase payments receivable                             184,941           234,033
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due from Great-West Life & Annuity Insurance Company
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total assets                                       23,129,052         5,677,518
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Redemptions payable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company        17,425               686
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total liabilities                                      17,425               686
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS                                          $      23,111,627 $       5,676,832
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Accumulation units                             $      23,111,627 $       5,676,832
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                              2,276,946           615,386
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $           10.15 $            9.22
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
(1)  Cost of investments:                           $      22,919,165 $       5,448,973
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Shares of investments:                                22,919,165           329,110
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------
    SCUDDER VARIABLE     SCUDDER VARIABLE      STRONG VIF MID-  STRONG VIF OPPORTUNITY
    SERIES I CAPITAL     VARIABLE SERIES II    CAP GROWTH       FUND II
    GROWTH PORTFOLIO     SMALL CAP GROWTH       FUND II
                         PORTFOLIO
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         190,112  $         163,933 $         695,421  $       1,590,000
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
            190,112            163,933           695,421          1,590,000
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                 25                 21                93                200
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                 25                 21                93                200
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         190,087  $         163,912 $         695,328  $       1,589,800
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         190,087  $         163,912 $         695,328  $       1,589,800
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
             21,731             19,123            86,577            167,288
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $            8.75  $            8.57 $            8.03  $            9.50
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         172,634  $         164,218 $         678,726  $       1,746,699
----------------------------------------------------------------------------
----------------------------------------------------------------------------
             11,621             12,787            42,455             81,748
----------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.         (Continued)
------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                             TOTAL SCHWAB SIGNATURE ANNUITY
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Investments at market value (1)                                                  $             52,101,615
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Investment income due and accrued                                                                 111,622
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Purchase payments receivable                                                                      571,321
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Due from Great-West Life & Annuity Insurance Company                                               11,084
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                                                52,795,642
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Redemptions payable                                                                               357,702
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Due to Great-West Life & Annuity Insurance Company                                                 67,203
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                              424,905
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $             52,370,737
-----------------------------------------------------------------------------------------=======================----------------
-----------------------------------------------------------------------------------------=======================----------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Accumulation units                                                               $             52,370,737
-----------------------------------------------------------------------------------------=======================----------------
-----------------------------------------------------------------------------------------=======================----------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
(1)   Cost of investments:                                                             $             52,074,817
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Shares of investments:                                                                         24,909,534
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                           (Concluded)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
--------------------------------------------------------------------------
--------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------
--------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
                                  ALGER AMERICAN   AMERICAN CENTURY  BARON CAPITAL
                                  GROWTH PORTFOLIO VP INTERNATIONAL  ASSETL FUND
                                                    PORTFOLIO
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Schwab Select Annuity:
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
INVESTMENT INCOME:
--------------------------------------------------------------------------
--------------------------------------------------------------------------
    Dividends                        $   141,059 $     11,277 $         0
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------
--------------------------------------------------------------------------
    Mortality and expense risk           490,472      111,101      85,391
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)            (349,413)     (99,824)    (85,391)
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------
--------------------------------------------------------------------------
   Realized loss on sale of fund shares(6,992,395) (6,278,925)    (95,927)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
    Realized gain distributions        7,649,013    1,245,145      54,002
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
    Net realized gain (loss)             656,618   (5,033,780)    (41,925)
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
       on investments                  (9,217,991)    455,225   1,167,627
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------
--------------------------------------------------------------------------
    RESULTING FROM OPERATIONS        $ (8,910,786$ (4,678,379)$ 1,040,311
---------------------------------------==========--===========--==========
---------------------------------------==========--===========--==========

--------------------------------------------------------------------------
--------------------------------------------------------------------------
INVESTMENT INCOME RATIO                    0.24%        0.09%
---------------------------------------==========--===========------------
---------------------------------------==========--===========------------

--------------------------------------------------------------------------
--------------------------------------------------
BERGER IPT-SMALL      DEUTSCHE ASSET   DEUTSCHET ASSET
COMPANY GROWTH FUND   MANAGEMENT VIT   MANAGEMENT VITS
                      EAFE EQUITY      SMALL CAP INDEX FUND
                      INDEX FUND
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
 $              0              0 $         57,041
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
          278,041         32,195           54,679
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
         (278,041)       (32,195)           2,362
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
      (10,989,092)      (791,730)        (306,158)
--------------------------------------------------
--------------------------------------------------
          277,077              0          431,875
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
      (10,712,015)      (791,730)         125,717
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
       (4,833,268)        33,019          (50,491)
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
 $    (15,823,324)      (790,906)$         77,588
---===============-==============--===============
---===============-==============--===============

--------------------------------------------------
--------------------------------------------------
                                            0.89%
-----------------------------------===============
-----------------------------------===============

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
-----------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.        (Continued)
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                           DREYFUS VIF CAPITAL  DREYFUS VIF FEDERATED AMERICAN
                                           APPRECIATION         GROWTH &    LEADERS FUND II
                                           PORTFOLIO            INCOME
                                                                PORTFOLIO
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Dividends                               $       66,049 $       27,289 $      293,654
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Mortality and expense risk                      50,758         42,051        194,079
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        15,291        (14,762)        99,575
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares   (210,413)      (848,912)0     (372,443)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Realized gain distributions                          0         76,004 0      127,992
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                                                          0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Net realized gain (loss)                      (210,413)      (772,908)0     (244,451)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                                                          0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)                  0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
       on investments                             (243,659)       (15,293)0   (1,072,627)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                                                          0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS               $     (438,781)$     (802,963)$   (1,217,503)
----------------------------------------------=============--=============--=============
----------------------------------------------=============--=============--=============

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                              1.11%          0.55%          1.29%
----------------------------------------------=============--=============--=============
----------------------------------------------=============--=============--=============

-----------------------------------------------------------------------------------------
-------------------------------------------------------------
FEDERATED FUND FOR U.S.     FEDERATED UTILITY    INVESCO VIF-
GOVERNMENT SEUCRITIES II    FUND II              HIGH YIELD FUND
-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------
  $         1,859,019 $          102,005  $        1,890,763
-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------
              434,979             26,356             184,476
-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------
            1,424,040             75,649           1,706,287
-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------
  0           871,150 0         (481,924)         (3,573,696)
-------------------------------------------------------------
-------------------------------------------------------------
  0                 0 0                0                   0
-------------------------------------------------------------
-------------------------------------------------------------
  0                   0
-------------------------------------------------------------
-------------------------------------------------------------
  0           871,150 0         (481,924)         (3,573,696)
-------------------------------------------------------------
-------------------------------------------------------------
  0                   0
-------------------------------------------------------------
-------------------------------------------------------------
  0                   0
-------------------------------------------------------------
-------------------------------------------------------------
  0           465,334 0          (67,654)         (1,421,593)
-------------------------------------------------------------
-------------------------------------------------------------
  0                   0
-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------
  $         2,760,524 $         (473,929) $       (3,289,002)
----==================--=================---=================
----==================--=================---=================

-------------------------------------------------------------
-------------------------------------------------------------
                3.64%              3.32%               8.72%
----==================--=================---=================
----==================--=================---=================

-------------------------------------------------------------
-----------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.        (Continued)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                          INVESCO VIF-EQUITY          INVESCO VIF-      JANUS ASPEN SERIES
                                          INCOME FUND                TECHNOLOGY FUND  FLEXIBLE INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Dividends                           $           390,581 $                0 $           1,570,636
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Mortality and expense risk                      309,496            127,335               214,282
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                         81,085           (127,335)            1,356,354
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares    (293,268)       (12,090,981)0             308,644
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Realized gain distributions                     120,944                  0 0                   0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                               0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Net realized gain (loss)                       (172,324)       (12,090,981)0             308,644
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                               0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)                       0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
       on investments                            (3,813,771)         1,345,192 0            (182,712)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                               0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS           $        (3,905,010)$      (10,873,124)$           1,482,286
------------------------------------------==================--=================--====================
------------------------------------------==================--=================--====================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                               1.07%                                    6.24%
------------------------------------------==================---------------------====================
------------------------------------------==================---------------------====================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------
JANUS ASPEN SERIES              JANUS ASPEN SERIES     JANUS ASPEN SERIES
GROWTH PORTFOLIO                INTERNATIONAL GROWTH   WORLDWIDE GROWTH PORTFOLIO
                                PORTFOLIO
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
 $                44,101 $           254,479 $                 359,777
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
                 576,816             215,868                   672,634
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
                (532,715)             38,611                  (312,857)
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0            (7,973,644)0        (9,407,402)              (16,976,260)
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0               132,502 0                 0                         0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0            (7,841,142)0        (9,407,402)              (16,976,260)
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0           (13,161,098)0         2,621,751                (5,751,884)
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
 $           (21,534,955)$        (6,747,040)$             (23,041,001)
---======================--==================--========================
---======================--==================--========================

-----------------------------------------------------------------------
-----------------------------------------------------------------------
                   0.07%               1.00%                     0.45%
---======================--==================--========================
---======================--==================--========================

-----------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.        (Continued)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                          MONTGOMERY VARIABLE        PRUDENTIAL SERIES    SAFECO RST
                                          SERIES GROWTH FUND         FUND EQUITY CLASS    EQUITY PORTFOLIOIO
                                                                     II PORTFOLIO
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Dividends                           $            271,527 $            5,982 $             80,212
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Mortality and expense risk                        47,310             10,340               97,407
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                         224,217             (4,358)             (17,195)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Realized loss on sale of fund shares            (689,140)          (393,219)0           (676,679)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Realized gain distributions                      412,335            110,655 0                  0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Net realized loss                               (276,805)          (282,564)0           (676,679)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)                        0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
       on investments                             (1,369,250)           145,404 0           (588,183)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS           $         (1,421,838)$         (141,518)$         (1,282,057)
------------------------------------------===================--=================--===================
------------------------------------------===================--=================--===================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                                4.88%              0.49%                0.71%
------------------------------------------===================--=================--===================
------------------------------------------===================--=================--===================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------
SAFECO RST GROWTH    SCHWAB MARKETTRACK      SCHWAB MONEY
OPPORTUNITIES        GROWTH PORTFOLIO        MARKET PORTFOLIO
PORTFOLIO
-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------
 $                 0 $            337,994 $      5,928,977
-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------
              78,548              110,685        1,406,050
-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------
             (78,548)             227,309        4,522,927
-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------
 0        (1,017,930)0           (413,590)0              0
-----------------------------------------------------------
-----------------------------------------------------------
 0           293,649 0            208,442 0              0
-----------------------------------------------------------
-----------------------------------------------------------
 0                   0                    0
-----------------------------------------------------------
-----------------------------------------------------------
 0          (724,281)0           (205,148)0              0
-----------------------------------------------------------
-----------------------------------------------------------
 0                   0                    0
-----------------------------------------------------------
-----------------------------------------------------------
 0                   0                    0
-----------------------------------------------------------
-----------------------------------------------------------
 0         2,545,873 0         (1,366,545)0              0
-----------------------------------------------------------
-----------------------------------------------------------
 0                   0                    0
-----------------------------------------------------------
-----------------------------------------------------------
                                          0
-----------------------------------------------------------
-----------------------------------------------------------
 $         1,743,044 $         (1,344,384)$      4,522,927
---==================--===================--===============
---==================--===================--===============

-----------------------------------------------------------
-----------------------------------------------------------
                                    2.60%            3.60%
-----------------------===================--===============
-----------------------===================--===============

-----------------------------------------------------------
-----------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.        (Continued)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                              SCHWAB S&P 500          SCUDDER VARIABLE    SCUDDER VARIABLE
                                              PORTFOLIO               SERIES I CAPITAL    SERIES I GROWTH
                                                                      GROWTH PORTFOLIO    & INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Dividends                               $       1,087,259 $           14,871 $            27,200
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Mortality and expense risk                        914,732             34,572              18,367
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                          172,527            (19,701)              8,833
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares    (3,117,337)        (1,449,835)0          (170,678)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Realized gain distributions                             0            470,941 0            51,325
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                 0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Net realized gain (loss)                       (3,117,337)          (978,894)0          (119,353)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                 0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)                         0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
       on investments                             (12,540,187)          (170,269)0          (155,598)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                 0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS               $     (15,484,997)$       (1,168,864)$          (266,118)
----------------------------------------------================--=================--==================
----------------------------------------------================--=================--==================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                                 1.01%              0.37%               1.26%
----------------------------------------------================--=================--==================
----------------------------------------------================--=================--==================

-----------------------------------------------------------------------------------------------------

------------------------------------------------------------------
        STRONG MULTI CAP      UNIVERSAL INSTITUTIONAl TOTAL SCHWAB
        VALUE FUND II         FUND U.S. REAL ESTATE   SELECT ANNUITY
                              PORTFOLIO
------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------
  $               541  $             357,763 $         15,180,056
------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------
               93,751                 81,756            6,994,527
------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------
              (93,210)               276,007            8,185,529
------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------
  0          (191,151) 0             660,407          (83,962,528)
------------------------------------------------------------------
------------------------------------------------------------------
  0             4,475  0             107,162           11,773,538
------------------------------------------------------------------
------------------------------------------------------------------
  0                    0
------------------------------------------------------------------
------------------------------------------------------------------
  0          (186,676) 0             767,569          (72,188,990)
------------------------------------------------------------------
------------------------------------------------------------------
  0                    0
------------------------------------------------------------------
------------------------------------------------------------------
  0                    0
------------------------------------------------------------------
------------------------------------------------------------------
  0           130,422  0            (454,230)         (47,566,456)
------------------------------------------------------------------
------------------------------------------------------------------
  0                    0
------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------
  $          (149,464) $             589,346 $       (111,569,917)
----==================---====================--===================
----==================---====================--===================

------------------------------------------------------------------
------------------------------------------------------------------
                0.00%                  3.71%
----==================---====================---------------------
----==================---====================---------------------

------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.        (Concluded)
-----------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                           ALGER AMERICAN BALANCED  ALGER AMERICAN GROWTH  ALLIANCE VP GROWTH
                                           PORTFOLIO                PORTFOLIO              & INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Dividends                               $                0   $               0    $               0
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Mortality and expense risk                           1,040               3,471                2,953
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                     (1,040)             (3,471)              (2,953)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares         (1,173)  0         (11,839)   0          (7,719)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Realized gain distributions                              0   0               0    0               0
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                                 0                    0
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Net realized gain (loss)                            (1,173)            (11,839)              (7,719)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
       on investments                                    9,238             (43,583)              57,506
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS               $            7,025   $         (58,893)   $          46,834
----------------------------------------------=================----================-----================
----------------------------------------------=================----================-----================

--------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------
ALLIANCE VP GROWTH   ALLIANCEBERN-STEIN      AMERICAN CENTURY VP
PORTFOLIO            VP REAL ESTATE          INTERNATIONAL PORTFOLIO
                     INVESTMENT PORTFOLIO
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
   $               0    $                  0   $                 0
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
                 292                     864                 4,323
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
                (292)                   (864)               (4,323)
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
   0          (6,813)   0              7,508   0            41,512
-------------------------------------------------------------------
-------------------------------------------------------------------
   0               0    0                  0   0                 0
-------------------------------------------------------------------
-------------------------------------------------------------------
   0                    0                      0
-------------------------------------------------------------------
-------------------------------------------------------------------
              (6,813)                  7,508                41,512
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
               7,382                  15,151                18,305
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
   $             277    $             21,795   $            55,494
-----================-----===================----==================
-----================-----===================----==================

-------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.       (Continued)
------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                 AMERICAN CENTURY VP   BERGER IPT-LARGE  BERGER IPT-SMALL
                                                 INCOME & GROWTH       CAP GROWTH FUND   COMPANY GROWTH FUND
                                                 PORTFOLIO
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    Dividends                                  $               0    $           977   $                  0
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    Mortality and expense risk                               405                260                  2,613
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                (405)               717                 (2,613)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares           20,540    0           (49)  0           (158,073)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    Realized gain distributions                                0    0             0   0             10,657
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                    0                 0
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    Net realized gain (loss)                              20,540    0           (49)  0           (147,416)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                    0                 0
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)            0                 0
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       on investments                                        467    0        (4,506)  0             67,714
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                    0                 0
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS                  $          20,602    $        (3,838)  $            (82,315)
-------------------------------------------------================-----==============----===================
-------------------------------------------------================-----==============----===================

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                                                       2.59%
----------------------------------------------------------------------==============-----------------------
----------------------------------------------------------------------==============-----------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------
DELAWARE GPF PREMIUM         DEUTSCHE ASSET        DEUTSCHE ASSET MANAGEMENT
SMALL CAP VALUE SERIES       MANAGEMENT VIT EAFE   VIT SMALL CAP INDEX FUND
                             INDEX FUND
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
    $                  0     $                  0    $           4,595
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
                   1,651                    3,167                1,299
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
                  (1,651)                  (3,167)               3,296
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0             (2,231)    0            150,323    0         (21,026)
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0                  0     0                  0    0          34,790
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0                        0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0             (2,231)    0            150,323    0          13,764
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0                        0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0                        0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0             49,505     0              6,989    0          69,156
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0                        0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
    $             45,623     $            154,145    $          86,216
------===================------===================-----================
------===================------===================-----================

-----------------------------------------------------------------------
-----------------------------------------------------------------------
                                                                 2.38%
-------------------------------------------------------================
-------------------------------------------------------================

-----------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.       (Continued)
------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                             DREYFUS VIF SMALL   DREYFUS VIF GROWTH  FEDERATED INTERNATIONAL
                                             CAP PORTFOLIO       & INCOME PORTFOLIO  EQUITY FUND II
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    Dividends                              $            1,642  $             743   $                 0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    Mortality and expense risk                          1,405                661                 1,732
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                              237                 82                (1,732)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares           (81)            (6,364)              268,862
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    Realized gain distributions                        42,319              1,035                     0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    Net realized gain (loss)                           42,238             (5,329)              268,862
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
       on investments                                  (8,401)             5,115                   197
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS              $           34,074  $            (132)  $           267,327
---------------------------------------------=================---================----==================
---------------------------------------------=================---================----==================

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                                 0.79%              0.77%
---------------------------------------------=================---================----------------------
---------------------------------------------=================---================----------------------

-------------------------------------------------------------------------------------------------------
------------------------------------------------------------
  INVESCO VIF-HIGH    INVESCO VIF-       J.P.FMORGAN SERIES
  YIELD FUND          TECHNOLOGY FUND    TRUST II SMALL COMPANY FUND
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
    $         86,676   $              0   $               0
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
               1,080                321               2,385
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
              85,596               (321)             (2,385)
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
             (28,024)            21,158              (7,486)
------------------------------------------------------------
------------------------------------------------------------
                   0                  0                   0
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
             (28,024)            21,158              (7,486)
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
             (88,313)            (7,018)             79,928
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
    $        (30,741)  $         13,819   $          70,057
------===============----===============----================
------===============----===============----================

------------------------------------------------------------
------------------------------------------------------------
              54.81%
------===============---------------------------------------
------===============---------------------------------------

------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.       (Continued)
------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                              JANUS ASPEN SERIES    JANUS ASPEN SERIES OPPENHEIMER GLOBAL
                                              WORLDWIDE GROWTH      FLEXIBLE INCOME    SECURITIES FUND/VA
                                              PORTFOLIO             PORTFOLIO
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Dividends                               $            4,194    $        165,246    $                 0
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Mortality and expense risk                           4,929              10,232                  1,033
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                              (735)            155,014                 (1,033)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares        127,542               3,345                  9,082
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Realized gain distributions                              0                   0                      0
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Net realized gain (loss)                           127,542               3,345                  9,082
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
       on investments                                   46,722            (101,343)                 7,583
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS               $          173,529    $         57,016    $            15,632
----------------------------------------------=================-----===============-----==================
----------------------------------------------=================-----===============-----==================

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                                  0.57%              11.03%
----------------------------------------------=================-----===============-----------------------
----------------------------------------------=================-----===============-----------------------

----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------
  PBHG INSURANCE SERIES     SAFECO RST EQUITY   SCHWAB MARKETTRACK
  LARGE CAP GROWTH          PORTFOLIO           GROWTH PORTFOLIO II
  PORTFOLIO
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
    $                 0   $              499  $           24,945
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
                  1,428                   99               1,958
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
                 (1,428)                 400              22,987
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
    0            (4,100)  0                4  0          (25,778)
-----------------------------------------------------------------
-----------------------------------------------------------------
    0                 0   0                0  0           15,385
-----------------------------------------------------------------
-----------------------------------------------------------------
    0                     0                   0
-----------------------------------------------------------------
-----------------------------------------------------------------
    0            (4,100)  0                4  0          (10,393)
-----------------------------------------------------------------
-----------------------------------------------------------------
    0                     0                   0
-----------------------------------------------------------------
-----------------------------------------------------------------
    0                     0                   0
-----------------------------------------------------------------
-----------------------------------------------------------------
    0           (47,432)  0            3,062  0           11,673
-----------------------------------------------------------------
-----------------------------------------------------------------
    0                     0                   0
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
    $           (52,960)  $            3,466  $           24,267
------==================----=================---=================
------==================----=================---=================

-----------------------------------------------------------------
-----------------------------------------------------------------
                                       3.66%               8.57%
----------------------------=================---=================
----------------------------=================---=================

-----------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.       (Continued)
------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                         SCHWAB MONEY MARKET   SCHWAB S&P 500        SCUDDER VARIABLE SERIES I
                                                         PORTFOLIO             PORTFOLIO             CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Dividends                                         $           212,571     $             48,749    $                     0
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Mortality and expense risk                                     56,914                    9,187                        279
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       155,657                   39,562                       (279)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Realized gain (loss) on sale of fund shares                         0                  (38,840)                       (19)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Realized gain distributions                                         0                        0                          0
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                                            0                  (38,840)                       (19)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
        on investments                                                   0                   (5,488)                    17,478
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     RESULTING FROM OPERATIONS                         $           155,657     $             (4,766)   $                17,180
---------------------------------------------------------==================------===================-----======================
---------------------------------------------------------==================------===================-----======================

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                                              2.50%                    3.57%
---------------------------------------------------------==================------===================---------------------------
---------------------------------------------------------==================------===================---------------------------

-------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------
  SCUDDER VARIABLE SERIES   STRONG VIF MID-CAP     STRONG VIF OPPORTUNITY
  II SMALL CAP GROWTH       GROWTH FUND II         FUND II
  PORTFOLIO
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
     $                 0   $                   0   $                 5,737
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                     189                   1,669                     3,179
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                    (189)                 (1,669)                    2,558
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                   8,104                 (43,051)  0               (12,151)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                       0                       0   0               216,598
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                   0
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                   8,104                 (43,051)  0               204,447
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                   0
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                   0
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                    (285)                 16,695   0              (156,699)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                   0
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
     $             7,630   $             (28,025)  $                50,306
-------==================----====================----======================
-------==================----====================----======================

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                                     1.19%
-----------------------------------------------------======================
-----------------------------------------------------======================

---------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.       (Continued)
------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                                                            TOTAL SCHWAB SIGNATURE ANNUITY
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Dividends                                                                            $            556,574
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Mortality and expense risk                                                                        121,018
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                  435,556
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Realized gain on sale of fund shares                                                              283,163
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Realized gain distributions                                                                       320,784
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Net realized gain                                                                                 603,947
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments                                26,798
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $          1,066,301
--------------------------------------------------------------------------------------------===================
--------------------------------------------------------------------------------------------===================

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                          (Concluded)
---------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                            ALGER AMERICAN GROWTH PORTFOLIO  AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                2001             2000             2001             2000
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net investment loss                 $       (349,413)$       (592,794)$        (99,824) $      (117,496)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                     656,618        9,663,787       (5,033,780)         732,843
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        (depreciation) on investments          (9,217,991)     (22,302,688)         455,225       (3,325,309)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        from operations                        (8,910,786)     (13,231,695)      (4,678,379)      (2,709,962)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Purchase payments                          2,283,820        4,107,286          478,965        1,006,608
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Redemptions                               (4,214,943)      (3,747,710)      (4,984,862)        (605,580)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net        (1,544,364)      23,095,554        3,777,088        3,818,368
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                 (10,712)          (8,079)          (1,323)            (849)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        in payout phase
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        contract transactions                  (3,486,199)      23,447,051         (730,132)       4,218,547
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets  (12,396,985)      10,215,356       (5,408,511)       1,508,585
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Beginning of period                       64,886,426       54,671,070       15,772,513       14,263,928
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     End of period                       $     52,489,441 $     64,886,426 $     10,364,002  $    15,772,513
-------------------------------------------===============--===============--===============---==============
-------------------------------------------===============--===============--===============---==============

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Units issued                                 501,506 -      2,115,429 -      3,850,421  -     3,040,352
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Units redeemed                              (732,453)-     (1,225,243)-     (3,902,282) -    (2,834,873)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                     (230,947)         890,186          (51,861)         205,479
-------------------------------------------===============--===============--===============---==============
-------------------------------------------===============--===============--===============---==============

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

------------------------------------
       BARON CAPITAL ASSET FUND
------------------------------------
------------------------------------
         2001             2000
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
  $        (85,391)$        (59,474)
------------------------------------
------------------------------------
           (41,925)         764,323
------------------------------------
------------------------------------
                                  0
------------------------------------
------------------------------------
         1,167,627       (1,087,468)
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
         1,040,311         (382,619)
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
           453,451          618,666
------------------------------------
------------------------------------
          (378,862)        (215,781)
------------------------------------
------------------------------------
         4,630,875        1,466,915
------------------------------------
------------------------------------
            (1,244)            (472)
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
         4,704,220        1,869,328
------------------------------------
------------------------------------

------------------------------------
------------------------------------
         5,744,531        1,486,709
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
         7,209,366        5,722,657
------------------------------------
------------------------------------

------------------------------------
------------------------------------
  $     12,953,897 $      7,209,366
----===============--===============
----===============--===============

------------------------------------
------------------------------------

------------------------------------
------------------------------------
  -        658,471 -        938,758
------------------------------------
------------------------------------
  -       (256,608)-       (785,526)
------------------------------------
------------------------------------

------------------------------------
------------------------------------
           401,863          153,232
----===============--===============


---------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.          (Continued)

----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                                  BERGER IPT-SMALL COMPANY    DEUTSCHEDASSET MANAGEMENT VIT
                                  GROWTH FUND                 EAFE EQUITY INDEX FUND
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                                     2001          2000         2001          2000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Schwab Select Annuity:
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
OPERATIONS:
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Net investment income (loss)$    (278,041)$   (401,927)$     (32,195)$    (21,531)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Net realized gain (loss)      (10,712,015)   9,781,313      (791,730)    (228,980)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Change in net unrealized appreciation
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
       (depreciation) on investment(4,833,268)  (19,033,086)      33,019      (97,063)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Increase (decrease) in net assets resulting
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
       from operations            (15,823,324)  (9,653,700)     (790,906)    (347,574)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Purchase payments               1,669,350    3,649,068       890,043      237,239
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Redemptions                    (2,386,143)  (3,383,790)   (4,591,856)    (366,249)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Transfers between subaccounts, (1,866,079)  26,976,538     5,975,994    1,422,378
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Contract maintenance charges       (6,001)      (3,410)         (245)        (150)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Adjustments to net assets allocated to contracts
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
       in payout phase
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Increase (decrease) in net assets resulting from
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
       contract transactions       (2,588,873)  27,238,406     2,273,936    1,293,218
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Total increase (decrease) in n(18,412,197)  17,584,706     1,483,030      945,644
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Beginning of period            45,852,682   28,267,976     2,882,652    1,937,008
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    End of period               $  27,440,485 $ 45,852,682 $   4,365,682 $  2,882,652
----------------------------------============--===========--============--===========
----------------------------------============--===========--============--===========

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Units issued                      645,174    2,902,097     5,161,076    1,847,286
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Units redeemed                   (818,943)  (2,097,406)   (4,862,161)  (1,718,029)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Net increase                     (173,769)     804,691       298,915      129,257
----------------------------------============--===========--============--===========
----------------------------------============--===========--============--===========

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
-----------------------------
   DEUTSCHE ASSET MANAGEMENT VIT SMALL CAP INDEX FUND
-----------------------------
-----------------------------
      2001          2000
-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------
 $       2,362 $     (36,707)
-----------------------------
-----------------------------
       125,717        50,836
-----------------------------
-----------------------------
                           0
-----------------------------
-----------------------------
       (50,491)     (512,176)
-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------
        77,588      (498,047)
-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------
       981,792       409,315
-----------------------------
-----------------------------
      (475,341)     (200,930)
-----------------------------
-----------------------------
     3,738,699     3,082,978
-----------------------------
-----------------------------
          (542)         (151)
-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------
     4,244,608     3,291,212
-----------------------------
-----------------------------

-----------------------------
-----------------------------
     4,322,196     2,793,165
-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------
     5,161,685     2,368,520
-----------------------------
-----------------------------

-----------------------------
-----------------------------
 $   9,483,881 $   5,161,685
---============--============
---============--============

-----------------------------
-----------------------------

-----------------------------
-----------------------------
       553,534       843,387
-----------------------------
-----------------------------
      (174,784)     (581,790)
-----------------------------
-----------------------------

-----------------------------
-----------------------------
       378,750       261,597
---============--============
---============--============

-----------------------------

------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                           DREYFUS VIF CAPITAL APPRECIATION   DREYFUSOVIF GROWTH & INCOME PORTFOLIO
                                           PORTFOLIO
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                2001             2000             2001             2000
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net investment income (loss)        $         15,291 $         (2,961)$        (14,762) $        (2,727)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                    (210,413)         234,432         (772,908)          96,856
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation              0                                 0
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        (depreciation) on investments            (243,659)        (271,442)         (15,293)        (245,112)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        from operations                          (438,781)         (39,971)        (802,963)        (150,983)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Purchase payments                          1,009,675          565,008          345,800          495,751
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Redemptions                                 (423,950)        (202,978)        (615,284)         (43,839)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net         3,056,332        1,948,967        5,799,082        1,879,322
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                    (756)            (275)            (441)            (119)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        in payout phase
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        contract transactions                   3,641,301        2,310,722        5,529,157        2,331,115
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets    3,202,520        2,270,751        4,726,194        2,180,132
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Beginning of period                        4,784,119        2,513,368        2,714,248          534,116
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     End of period                       $      7,986,639 $      4,784,119 $      7,440,442  $     2,714,248
-------------------------------------------===============--===============--===============---==============
-------------------------------------------===============--===============--===============---==============

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Units issued                                 581,619          724,878          902,725          309,252
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Units redeemed                              (175,430)        (496,129)        (389,359)         (93,939)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                      406,189          228,749          513,366          215,313
-------------------------------------------===============--===============--===============---==============
-------------------------------------------===============--===============--===============---==============

-------------------------------------------------------------------------------------------------------------

------------------------------------
    FEDERATED AMERICAN LEADERS FUND II
------------------------------------
------------------------------------
         2001             2000
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
  $         99,575 $         14,752
------------------------------------
------------------------------------
          (244,451)         690,260
------------------------------------
------------------------------------
                 0                0
------------------------------------
------------------------------------
        (1,072,627)        (578,738)
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
        (1,217,503)         126,274
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
         1,329,845          432,960
------------------------------------
------------------------------------
        (1,282,349)        (935,250)
------------------------------------
------------------------------------
         4,675,786       (3,187,959)
------------------------------------
------------------------------------
            (2,819)          (2,267)
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
         4,720,463       (3,692,516)
------------------------------------
------------------------------------

------------------------------------
------------------------------------
         3,502,960       (3,566,242)
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
        20,780,026       24,346,268
------------------------------------
------------------------------------

------------------------------------
------------------------------------
  $     24,282,986 $     20,780,026
----===============--===============
----===============--===============

------------------------------------
------------------------------------

------------------------------------
------------------------------------
           603,067          401,898
------------------------------------
------------------------------------
          (323,332)        (631,777)
------------------------------------
------------------------------------

------------------------------------
------------------------------------
           279,735         (229,879)
----===============--===============
----===============--===============

------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                              FEDERATED FUND FOR U.S. GOVERNMENT          FEDERATED UTILITY FUND II
                                                SECURITIES II
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                   2001               2000               2001               2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                  $       1,424,040  $       1,276,491  $          75,649  $          77,329
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                         871,150           (596,697)          (481,924)          (177,639)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                                                        0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments                 465,334          2,569,651            (67,654)          (287,035)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        from operations                             2,760,524          3,249,445           (473,929)          (387,345)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Purchase payments                              4,636,168          1,569,190            101,287             90,985
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Redemptions                                   (4,882,852)        (1,876,905)          (304,911)          (217,568)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net            17,039,710          4,829,384            (47,356)          (130,082)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                      (2,642)            (1,354)              (518)              (524)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        in payout phase
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        contract transactions                      16,790,384          4,520,315           (251,498)          (257,189)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets       19,550,908          7,769,760           (725,427)          (644,534)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Beginning of period                           39,417,427         31,647,667          3,340,324          3,984,858
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     End of period                          $      58,968,335  $      39,417,427  $       2,614,897  $       3,340,324
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units issued                                   2,832,846          1,926,233            136,184            251,655
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units redeemed                                (1,530,265)        (1,555,798)          (158,314)          (271,772)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                        1,302,581            370,435            (22,130)           (20,117)
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
---------------------------------------
       INVESCO VIF-HIGH YIELD FUND
---------------------------------------
---------------------------------------
         2001               2000
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $       1,706,287  $           9,170
---------------------------------------
---------------------------------------
         (3,573,696)          (621,317)
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------
         (1,421,593)        (2,385,314)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (3,289,002)        (2,997,461)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,137,198            672,244
---------------------------------------
---------------------------------------
         (2,155,492)        (1,499,451)
---------------------------------------
---------------------------------------
           (280,813)          (418,769)
---------------------------------------
---------------------------------------
             (1,910)            (1,495)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (1,301,017)        (1,247,471)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (4,590,019)        (4,244,932)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         22,081,123         26,326,055
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $      17,491,104  $      22,081,123
----================---================
----================---================

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,309,595          1,425,431
---------------------------------------
---------------------------------------
         (1,426,295)        (1,510,045)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
           (116,700)           (84,614)
----================---================
----================---================

---------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                               INVESCO VIF-EQUITY INCOME FUND      INVESCO VIF-TECHNOLOGY FUND
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                  2001              2000              2001              2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:                                                                                  (1)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)          $         81,085  $       (259,892) $       (127,335) $       (171,020)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                      (172,324)        3,420,083       (12,090,981)       (5,424,177)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                0                                   0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments            (3,813,771)       (1,915,713)        1,345,192       (11,126,259)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        from operations                          (3,905,010)        1,244,478       (10,873,124)      (16,721,456)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Purchase payments                            1,725,980         1,629,885           620,110         2,135,688
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Redemptions                                 (2,037,523)       (1,578,963)         (748,944)         (493,292)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net           3,041,653         5,147,873          (255,988)       39,127,629
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                    (3,863)           (3,110)           (3,956)           (1,733)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        in payout phase
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        contract transactions                     2,726,247         5,195,685          (388,778)       40,768,292
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets     (1,178,763)        6,440,163       (11,261,902)       24,046,836
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Beginning of period                         36,739,028        30,298,865        24,046,836                 0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     End of period                         $     35,560,265  $     36,739,028  $     12,784,934  $     24,046,836
---------------------------------------------===============---===============---===============---===============
---------------------------------------------===============---===============---===============---===============

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Units issued                                   471,170         1,022,296         1,817,655         9,711,269
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Units redeemed                                (323,680)         (731,104)       (1,860,770)       (5,414,294)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                        147,490           291,192           (43,115)        4,296,975
---------------------------------------------===============---===============---===============---===============
---------------------------------------------===============---===============---===============---===============

------------------------------------------------------------------------------------------------------------------
--------------------------------------
    JANUS ASPEN SERIES FLEXIBLE INCOME PORTFOLIO
--------------------------------------
--------------------------------------
         2001              2000
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
  $       1,356,354 $         633,971
--------------------------------------
--------------------------------------
            308,644           (97,442)
--------------------------------------
--------------------------------------
                  0                 0
--------------------------------------
--------------------------------------
           (182,712)          186,006
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
          1,482,286           722,535
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
          2,083,736           697,073
--------------------------------------
--------------------------------------
         (2,651,284)         (441,137)
--------------------------------------
--------------------------------------
         14,156,848         7,718,511
--------------------------------------
--------------------------------------
             (1,399)             (428)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
         13,587,901         7,974,019
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
         15,070,187         8,696,554
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
         17,043,124         8,346,570
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
  $      32,113,311 $      17,043,124
----================--================
----================--================

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
          1,909,388         1,457,502
--------------------------------------
--------------------------------------
           (668,129)         (670,999)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
          1,241,259           786,503
----================--================
----================--================

------------------------------------------------------------
(1)  The portfolio commenced investment operations on March 1, 2000.
------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                               JANUS ASPEN SERIES GROWTH PORTFOLIO  JANUS ASPEN SERIES INTERNATIONAL
                                                                                     GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                   2001               2000               2001               2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                  $        (532,715) $         700,981  $          38,611  $         317,251
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                      (7,841,142)        17,824,298         (9,407,402)        (3,160,347)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                  0                                     0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments             (13,161,098)       (35,679,118)         2,621,751         (3,288,036)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Decrease in net assets resulting
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        from operations                           (21,534,955)       (17,153,839)        (6,747,040)        (6,131,132)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Purchase payments                              2,049,931          4,703,021          2,315,343          3,424,753
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Redemptions                                   (4,567,828)        (3,538,910)        (1,364,199)        (1,148,831)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net            (8,638,651)        21,687,760           (981,688)        20,265,171
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                     (12,438)            (8,898)            (4,150)            (2,118)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        in payout phase
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        contract transactions                     (11,168,986)        22,842,973            (34,694)        22,538,975
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets      (32,703,941)         5,689,134         (6,781,734)        16,407,843
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Beginning of period                           87,142,507         81,453,373         29,581,863         13,174,020
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     End of period                          $      54,438,566  $      87,142,507  $      22,800,129  $      29,581,863
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units issued                                     444,204          3,619,439          4,471,517         18,448,679
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units redeemed                                (1,142,418)        (2,726,960)        (4,444,913)       (17,138,906)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                         (698,214)           892,479             26,604          1,309,773
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
---------------------------------------
    JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
---------------------------------------
---------------------------------------
         2001               2000
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $        (312,857) $        (216,706)
---------------------------------------
---------------------------------------
        (16,976,260)        22,217,386
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------
         (5,751,884)       (44,233,280)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
        (23,041,001)       (22,232,600)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,916,410          5,374,628
---------------------------------------
---------------------------------------
         (6,372,745)        (3,868,144)
---------------------------------------
---------------------------------------
        (14,471,404)        14,328,935
---------------------------------------
---------------------------------------
            (15,727)           (12,348)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
        (18,943,466)        15,823,071
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
        (41,984,467)        (6,409,529)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
        105,638,952        112,048,481
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $      63,654,485  $     105,638,952
----================---================
----================---================

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,718,529          3,392,163
---------------------------------------
---------------------------------------
         (2,757,821)        (2,848,827)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (1,039,292)           543,336
----================---================
----================---================

---------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                              MONTGOMERY VARIABLE SERIES GROWTH FUNDPRUDENTIAL SERIES FUND EQUITY CLASS II PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                   2001               2000               2001               2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)           $         224,217  $         (35,894) $          (4,358) $           4,906
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                        (276,805)           706,056           (282,564)           188,844
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                  0                                     0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments              (1,369,250)        (1,502,231)           145,404           (176,253)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        from operations                            (1,421,838)          (832,069)          (141,518)            17,497
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Purchase payments                                449,311            403,893             91,991              7,405
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Redemptions                                     (280,060)          (250,000)          (177,652)           (15,843)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net              (222,907)           717,491           (327,276)         1,278,840
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                        (830)              (643)              (113)               (67)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        in payout phase
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        contract transactions                         (54,486)           870,741           (413,050)         1,270,335
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets       (1,476,324)            38,672           (554,568)         1,287,832
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Beginning of period                            6,664,029          6,625,357          1,607,334            319,502
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     End of period                          $       5,187,705  $       6,664,029  $       1,052,766  $       1,607,334
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units issued                                     131,107            299,096            199,433            530,560
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units redeemed                                  (135,293)          (251,662)          (239,890)          (403,016)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                           (4,186)            47,434            (40,457)           127,544
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
---------------------------------------
       SAFECO RST EQUITY PORTFOLIO
---------------------------------------
---------------------------------------
         2001               2000
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $         (17,195) $         (21,244)
---------------------------------------
---------------------------------------
           (676,679)          (121,761)
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------
           (588,183)        (1,689,345)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (1,282,057)        (1,832,350)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
            180,604            493,110
---------------------------------------
---------------------------------------
           (606,324)          (825,663)
---------------------------------------
---------------------------------------
           (654,046)        (1,549,466)
---------------------------------------
---------------------------------------
             (1,776)            (1,803)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (1,081,542)        (1,883,822)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (2,363,599)        (3,716,172)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         13,211,777         16,927,949
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $      10,848,178  $      13,211,777
----================---================
----================---================

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
            103,044            397,257
---------------------------------------
---------------------------------------
           (183,877)          (522,688)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
            (80,833)          (125,431)
----================---================
----================---================

---------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                              SAFECO RST GROWTH OPPORTUNITIES      SCHWAB MARKETTRACK GROWTH PORTFOLIO II
                                                PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                   2001               2000               2001               2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)           $         (78,548) $         (46,058) $         227,309  $          26,631
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                        (724,281)           610,562           (205,148)           558,008
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                  0                                     0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments               2,545,873         (1,565,089)        (1,366,545)        (1,334,624)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        from operations                             1,743,044         (1,000,585)        (1,344,384)          (749,985)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Purchase payments                                580,841            602,493          1,082,770            985,030
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Redemptions                                     (580,013)          (269,777)        (1,113,300)          (407,318)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net             5,530,701          5,019,020          1,306,583          3,779,816
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                      (1,189)              (622)            (2,298)            (1,580)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        in payout phase
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase in net assets resulting from
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        contract transactions                       5,530,340          5,351,114          1,273,755          4,355,948
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets        7,273,384          4,350,529            (70,629)         3,605,963
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Beginning of period                            6,130,899          1,780,370         13,137,935          9,531,972
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     End of period                          $      13,404,283  $       6,130,899  $      13,067,306  $      13,137,935
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units issued                                   3,709,736          1,863,346            240,183            568,836
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units redeemed                                (3,219,522)        (1,442,834)          (162,228)          (310,747)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net increase                                     490,214            420,512             77,955            258,089
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
---------------------------------------
      SCHWAB MONEY MARKET PORTFOLIO
---------------------------------------
---------------------------------------
         2001               2000
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $       4,522,927  $       6,359,500
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          4,522,927          6,359,500
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
        137,332,924        225,114,374
---------------------------------------
---------------------------------------
        (51,838,398)       (27,591,410)
---------------------------------------
---------------------------------------
        (72,402,680)      (168,066,345)
---------------------------------------
---------------------------------------
            (24,201)           (15,727)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
              1,019
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         13,068,664         29,440,892
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         17,591,591         35,800,392
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
        147,766,908        111,966,516
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $     165,358,499  $     147,766,908
----================---================
----================---================

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         26,356,243         78,514,220
---------------------------------------
---------------------------------------
        (25,264,012)       (75,985,371)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,092,231          2,528,849
----================---================
----================---================

---------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                    SCHWAB S&P 500 PORTFOLIO        SCUDDER VARIABLE SERIES I CAPITAL
                                                                                    GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                   2001               2000               2001               2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                  $         172,527  $         150,512  $         (19,701) $         (24,083)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                      (3,117,337)         8,269,963           (978,894)           300,861
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                  0                                     0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments             (12,540,187)       (21,149,831)          (170,269)          (923,455)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Decrease in net assets resulting
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        from operations                           (15,484,997)       (12,729,356)        (1,168,864)          (646,677)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Purchase payments                              7,983,490          6,348,389            342,723            720,235
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Redemptions                                   (8,613,860)        (5,728,457)          (172,021)          (384,394)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net            14,755,362          9,531,895            405,321          2,508,245
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                     (20,299)           (16,525)              (495)              (119)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        in payout phase
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase in net assets resulting from
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        contract transactions                      14,104,693         10,135,302            575,528          2,843,967
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets       (1,380,304)        (2,594,054)          (593,336)         2,197,290
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Beginning of period                          111,751,640        114,345,694          4,557,172          2,359,882
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     End of period                          $     110,371,336  $     111,751,640  $       3,963,836  $       4,557,172
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units issued                                   2,274,113          3,433,474            305,299            531,602
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units redeemed                                (1,478,327)        (2,957,415)          (269,830)          (314,809)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net increase                                     795,786            476,059             35,469            216,793
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
---------------------------------------
    SCUDDER VARIABLE SERIES I GROWTH & INCOME PORTFOLIO
---------------------------------------
---------------------------------------
         2001               2000
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $           8,833  $           5,065
---------------------------------------
---------------------------------------
           (119,353)            11,458
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------
           (155,598)           (81,291)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
           (266,118)           (64,768)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
            570,200            174,452
---------------------------------------
---------------------------------------
           (144,429)          (152,196)
---------------------------------------
---------------------------------------
          1,118,313          1,195,945
---------------------------------------
---------------------------------------
               (178)               (78)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,543,906          1,218,123
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,277,788          1,153,355
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,728,298            574,943
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $       3,006,086  $       1,728,298
----================---================
----================---================

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
            290,681            278,429
---------------------------------------
---------------------------------------
           (104,738)          (149,674)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
            185,943            128,755
----================---================
----================---================

---------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                               STRONG MULTI CAP VALUE FUND II    UNIVERSAL INSTITUTIONAL FUND U.S.
                                                                                REAL ESTATE PORTFOLIO
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                  2001              2000              2001              2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:                                                                                  (1)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)          $        (93,210) $         (2,924) $        276,007  $        122,365
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                      (186,676)           60,457           767,569          (155,466)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments               130,422            99,960          (454,230)          334,305
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        from operations                            (149,464)          157,493           589,346           301,204
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Purchase payments                              946,432           290,788           599,759           581,624
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Redemptions                                 (1,343,875)          (60,610)         (661,922)         (111,083)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net           9,394,498         3,941,762           799,424         8,088,659
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                      (881)              (70)             (943)             (413)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        in payout phase                               2,044
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        contract transactions                     8,998,218         4,171,870           736,318         8,558,787
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets      8,848,754         4,329,363         1,325,664         8,859,991
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Beginning of period                          5,146,040           816,677         8,859,991                 0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     End of period                         $     13,994,794  $      5,146,040  $     10,185,655  $      8,859,991
---------------------------------------------===============---===============---===============---===============
---------------------------------------------===============---===============---===============---===============

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Units issued                                 1,777,364         1,299,671         1,087,870         3,583,041
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Units redeemed                                (867,368)         (837,236)       (1,044,110)       (3,143,645)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                        909,996           462,435            43,760           439,396
---------------------------------------------===============---===============---===============---===============
---------------------------------------------===============---===============---===============---===============

------------------------------------------------------------------------------------------------------------------
--------------------------------------
    ALGER AMERICAN      AMERICAN CENTURY VP
    SMALL-CAP           CAPITAL APPRECIATION FUND
    PORTFOLIO
--------------------------------------
--------------------------------------
         2000              2000
--------------------------------------
--------------------------------------
          (2)               (3)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
  $          (4,903)$          (1,955)
--------------------------------------
--------------------------------------
          1,601,183           783,788
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
           (826,933)         (461,457)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
            769,347           320,376
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
                  0                 0
--------------------------------------
--------------------------------------
             (1,149)           (6,322)
--------------------------------------
--------------------------------------
         (4,420,562)       (1,602,011)
--------------------------------------
--------------------------------------
                  0                 0
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
         (4,421,711)       (1,608,333)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
         (3,652,364)       (1,287,957)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
          3,652,364         1,287,957
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
  $               0 $               0
----================--================
----================--================

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
                 21                 0
--------------------------------------
--------------------------------------
           (201,242)          (88,279)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
           (201,221)          (88,279)
----================--================
----================--================

--------------------------------------
------------------------------------------------------------------------------------------------------------------
(1)  Fund Transfer effective September 25, 2000.
The assets transferred from Van Kampen American Capital LIT - Morgan Stanley Real Estate.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
(2)  The portfolio ceased investment operations on March 31, 2000.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
(3)  The portfolio ceased investment operations on March 10, 2000.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                         INVESCO VIF-TOTAL      JANUS ASPEN SERIES    LEXINGTN EMERGING
                                                         RETURN FUND            AGGRESSIVE GROWTH     MARKETS PORTFOLIO
                                                                                PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                 2000                   2000                   2000
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:                                           (1)                     (1)                    (2)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                     $               (7,025) $             (21,497) $              (2,965)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)                                       (899,188)            10,489,336              1,333,460
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation                                 0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         (depreciation) on investments                                437,673             (6,569,430)              (804,244)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets resulting
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         from operations                                             (468,540)             3,898,409                526,251
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Purchase payments                                                     0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Redemptions                                                     (90,619)              (146,455)                     0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Transfers between subaccounts, net                           (6,918,091)           (18,809,401)            (2,464,116)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Contract maintenance charges                                          0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Adjustments to net assets allocated to contracts
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         in payout phase
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Decrease in net assets resulting from
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         contract transactions                                     (7,008,710)           (18,955,856)            (2,464,116)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total decrease in net assets                                 (7,477,250)           (15,057,447)            (1,937,865)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Beginning of period                                           7,477,250             15,057,447              1,937,865
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      End of period                                    $                    0  $                   0  $                   0
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units issued                                                          0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units redeemed                                                 (573,789)              (458,030)              (133,860)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net decrease                                                   (573,789)              (458,030)              (133,860)
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------
  STEINROE CAPITAL APPRECIATION   STRONG DISCOVERY FUND   VAN ECK WORLDWIDE
  PORTFOLIO                       II                      HARD ASSETS PORTFOLIO
------------------------------------------------------------------------
------------------------------------------------------------------------
            2000                   2000                    2000
------------------------------------------------------------------------
------------------------------------------------------------------------
             (3)                    (4)                     (4)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $              (4,920) $              (1,038)  $               2,217
------------------------------------------------------------------------
------------------------------------------------------------------------
               2,130,865                176,624                  (9,724)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
              (1,048,223)               (79,860)                 (6,162)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
               1,077,722                 95,726                 (13,669)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------
                 (12,103)                  (807)                 (1,780)
------------------------------------------------------------------------
------------------------------------------------------------------------
              (4,330,214)              (833,450)               (224,875)
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
              (4,342,317)              (834,257)               (226,655)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
              (3,264,595)              (738,531)               (240,324)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
               3,264,595                738,531                 240,324
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $                   0  $                   0   $                   0
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------
                (246,949)               (57,793)                (29,114)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                (246,949)               (57,793)                (29,114)
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
------------------------------------------------------------------------------
(1)   The portfolio ceased investment operations on March 1, 2000.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
(2)   The portfolio ceased investment operations on March 24, 2000.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
(3)   The portfolio ceased investment operations on March 31, 2000.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
(4)   The portfolio ceased investment operations on March 8, 2000.
------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                        VAN KAMPEN           TOTAL SCHWAB SELECT
                                                                       AMERICAN CAPITAL         ANNUITY
                                                                        LIT - MORGAN
                                                                         STANLEY
                                                                     REAL ESTATE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                              2000            2001            2000
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:                                                         (1)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Net investment income                                              $       257,418 $     8,185,529 $     7,900,818
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                                                   547,097     (72,188,990)     81,752,241
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                                            0               0               0
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments                                           201,006     (47,566,456)   (180,757,664)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
        from operations                                                       1,005,521    (111,569,917)    (91,104,605)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Purchase payments                                                          166,248     176,189,949     267,707,409
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Redemptions                                                                (75,514)   (109,971,222)    (60,496,808)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net                                      (4,179,125)     (2,490,983)     (4,276,510)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                                                  (413)       (123,889)        (85,840)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
        in payout phase                                                                           3,063
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
        contract transactions                                                (4,088,804)     63,606,918     202,848,251
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                                 (3,083,283)    (47,962,999)    111,743,646
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Beginning of period                                                      3,083,283     855,636,924     743,893,278
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     End of period                                                      $             0 $   807,673,925 $   855,636,924
--------------------------------------------------------------------------==============--==============--==============
--------------------------------------------------------------------------==============--==============--==============

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Units issued                                                             1,926,010      65,043,754     147,603,567
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Units redeemed                                                          (2,713,341)    (58,917,152)   (134,154,911)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                                                   (787,331)      6,126,602      13,448,656
--------------------------------------------------------------------------==============--==============--==============
--------------------------------------------------------------------------==============--==============--==============

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
(1)  Fund Transfer effective September 25, 2000.  The assets transferred to Universal US Real Estate (TUIF) Portfolio.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                                   (Concluded)
------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                            ALGER AMERICAN BALANCED ALGER AMERICAN GROWTH   ALLIANCE VP GROWTH &
                                                            PORTFOLIO               PORTFOLIO               INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    2001                     2001                     2001
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:                                            (1)                     (1)                      (1)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment loss                                 $                (1,040) $               (3,471)  $               (2,953)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)                                             (1,173)                (11,839)                  (7,719)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         (depreciation) on investments                                      9,238                 (43,583)                  57,506
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets resulting
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         from operations                                                    7,025                 (58,893)                  46,834
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Purchase payments                                                   397,023               1,188,637                  537,456
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Redemptions                                                          (5,395)                 (7,060)                  (9,470)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Transfers between subaccounts, net                                  136,664                 329,666                1,052,776
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Contract maintenance charges                                              0                       0                        0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Increase in net assets resulting from
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         contract transactions                                            528,292               1,511,243                1,580,762
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                        535,317               1,452,350                1,627,596
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Beginning of period                                                       0                       0                        0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      End of period                                       $               535,317  $            1,452,350   $            1,627,596
------------------------------------------------------------======================---=====================----=====================
------------------------------------------------------------======================---=====================----=====================

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Units issued                                                         79,794  -              171,170   -              183,811
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Units redeemed                                                      (24,597) -               (7,904)  -              (10,413)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase                                                         55,197                 163,266                  173,398
------------------------------------------------------------======================---=====================----=====================
------------------------------------------------------------======================---=====================----=====================

-----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------
     ALLIANCE VP GROWTH       ALLIANCEBERNSTEIN VP    AMERICAN CENTURY VP
     PORTFOLIO                REAL ESTATE INVESTMENT  INTERNATIONAL PORTFOLIO
                              PORTFOLIO
----------------------------------------------------------------------------
----------------------------------------------------------------------------
             2001                     2001                    2001
----------------------------------------------------------------------------
----------------------------------------------------------------------------
             (1)                      (1)                      (1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
   $                 (292)  $                 (864) $                (4,323)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                   (6,813)                   7,508                   41,512
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                    7,382                   15,151                   18,305
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                      277                   21,795                   55,494
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                   63,658                  114,883                  637,176
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                  (77,437)                  (1,162)                    (971)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                  142,127                  576,523                  163,033
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                        0                        0                        0
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                  128,348                  690,244                  799,238
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                  128,625                  712,039                  854,732
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                        0                        0                        0
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
   $              128,625   $              712,039  $               854,732
-----=====================----=====================---======================
-----=====================----=====================---======================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                   26,709                  148,612                3,944,867
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                  (11,714)                 (84,183)              (3,841,549)
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                   14,995                   64,429                  103,318
-----=====================----=====================---======================
-----=====================----=====================---======================

----------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1)   The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial statements.         (Continued)
--------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                         AMERICAN CENTURY VP    BERGER IPT-LARGE      BERGER IPT-SMALL
                                                         INCOME & GROWTH        CAP GROWTH FUND       COMPANY GROWTH FUND
                                                         PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                 2001                   2001                   2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:                                        (1)                     (1)                    (1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                     $                 (405) $                 717  $              (2,613)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)                                         20,540                    (49)              (147,416)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation                                 0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         (depreciation) on investments                                    467                 (4,506)                67,714
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets resulting
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         from operations                                               20,602                 (3,838)               (82,315)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Purchase payments                                                70,862                 15,683                874,953
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Redemptions                                                           0                     (6)                  (446)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Transfers between subaccounts, net                               (8,610)               185,523                285,844
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Contract maintenance charges                                          0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase in net assets resulting from
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         contract transactions                                         62,252                201,200              1,160,351
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                     82,854                197,362              1,078,036
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Beginning of period                                                   0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      End of period                                    $               82,854  $             197,362  $           1,078,036
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units issued                                                    229,179                 23,550                227,182
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units redeemed                                                 (220,325)                   (13)               (92,427)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net increase                                                      8,854                 23,537                134,755
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------
     DELAWARE GPF PREMIUM     DEUTSCHE ASSET          DEUTSCHE ASSET MANAGEMENT
     SMALL CAP VALUE SERIES   MANAGEMENT VIT EAFE     VIT SMALL CAP INDEX FUND
                              EQUITY INDEX FUND
------------------------------------------------------------------------
------------------------------------------------------------------------
            2001                   2001                    2001
------------------------------------------------------------------------
------------------------------------------------------------------------
             (1)                    (1)                     (1)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $              (1,651) $              (3,167)  $               3,296
------------------------------------------------------------------------
------------------------------------------------------------------------
                  (2,231)               150,323                  13,764
------------------------------------------------------------------------
------------------------------------------------------------------------
                                              0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------
                  49,505                  6,989                  69,156
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                  45,623                154,145                  86,216
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 404,647                144,536                 254,976
------------------------------------------------------------------------
------------------------------------------------------------------------
                  (1,647)                (1,718)                 (4,982)
------------------------------------------------------------------------
------------------------------------------------------------------------
                 488,427                 57,783                 455,649
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 891,427                200,601                 705,643
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 937,050                354,746                 791,859
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $             937,050  $             354,746   $             791,859
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 102,217              4,070,923                 113,979
------------------------------------------------------------------------
------------------------------------------------------------------------
                 (14,681)            (4,027,706)                (35,668)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                  87,536                 43,217                  78,311
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1)   The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial statements.         (Continued)
--------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                       DREYFUS VIF SMALL CAP     DREYFUS VIF GROWTH &    FEDERATED INTERNATIONAL
                                                       PORTFOLIO                 INCOME PORTFOLIO        EQUITY FUND II
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:                                     (1)                   (1)                   (1)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                   $                237  $                 82  $             (1,732)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)                                     42,238                (5,329)              268,862
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation                             0                     0                     0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
         (depreciation) on investments                             (8,401)                5,115                   197
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets resulting
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
         from operations                                           34,074                  (132)              267,327
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Purchase payments                                           265,349               201,431                28,028
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Redemptions                                                       0                     0                     0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Transfers between subaccounts, net                          477,796                73,460              (281,358)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Contract maintenance charges                                      0                     0                     0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Increase in net assets resulting from
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
         contract transactions                                    743,145               274,891              (253,330)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                777,219               274,759                13,997
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Beginning of period                                               0                     0                     0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      End of period                                  $            777,219  $            274,759  $             13,997
-------------------------------------------------------===================---===================---===================
-------------------------------------------------------===================---===================---===================

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Units issued                                                 79,656                34,607             3,286,191
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Units redeemed                                                 (194)               (5,149)           (3,284,411)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Net increase                                                 79,462                29,458                 1,780
-------------------------------------------------------===================---===================---===================
-------------------------------------------------------===================---===================---===================

----------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------
     INVESCO VIF-HIGH YIELD   INVESCO VIF-TECHNOLOGY  J.P.DMORGAN SERIES
     FUND                     FUND                    TRUST II SMALL COMPANY FUND
--------------------------------------------------------------------
--------------------------------------------------------------------
            (1)                   (1)                   (1)
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
   $             85,596  $               (321) $             (2,385)
--------------------------------------------------------------------
--------------------------------------------------------------------
                (28,024)               21,158                (7,486)
--------------------------------------------------------------------
--------------------------------------------------------------------
                      0                     0                     0
--------------------------------------------------------------------
--------------------------------------------------------------------
                (88,313)               (7,018)               79,928
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                (30,741)               13,819                70,057
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                380,294                59,930               538,368
--------------------------------------------------------------------
--------------------------------------------------------------------
                      0                     0                (5,887)
--------------------------------------------------------------------
--------------------------------------------------------------------
                451,609               240,067               752,626
--------------------------------------------------------------------
--------------------------------------------------------------------
                      0                     0                     0
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                831,903               299,997             1,285,107
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                801,162               313,816             1,355,164
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                      0                     0                     0
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
   $            801,162  $            313,816  $          1,355,164
-----===================---===================---===================
-----===================---===================---===================

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                126,184                97,791               165,283
--------------------------------------------------------------------
--------------------------------------------------------------------
                (30,191)              (54,169)              (26,885)
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                 95,993                43,622               138,398
-----===================---===================---===================
-----===================---===================---===================

--------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1)   The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial statements.         (Continued)
--------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                        JANUS ASPEN SERIES WORLDWIDE  JANUS ASPEN SERIES    OPPENHEIMER GLOBAL
                                                        GROWTH PORTFOLIO              FLEXIBLE INCOME       SECURITIES FUND/VA
                                                                                      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                 2001                   2001                   2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:                                        (1)                     (1)                    (1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                     $                 (735) $             155,014  $              (1,033)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)                                        127,542                  3,345                  9,082
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation                                 0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         (depreciation) on investments                                 46,722               (101,343)                 7,583
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets resulting
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         from operations                                              173,529                 57,016                 15,632
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Purchase payments                                               989,690              2,421,082                188,097
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Redemptions                                                      (2,662)               (33,087)               (40,027)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Transfers between subaccounts, net                              195,462              2,816,568                407,608
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Contract maintenance charges                                          0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase in net assets resulting from
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         contract transactions                                      1,182,490              5,204,563                555,678
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                  1,356,019              5,261,579                571,310
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Beginning of period                                                   0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      End of period                                    $            1,356,019  $           5,261,579  $             571,310
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units issued                                                  3,192,260                554,432                182,889
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units redeemed                                               (3,032,066)               (48,880)              (122,609)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net increase                                                    160,194                505,552                 60,280
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------
   PBHG INSURANCE SERIES         SAFECO RST EQUITY      SCHWAB MARKETTRACK
   LARGE CAP GROWTH PORTFOLIO    PORTFOLIO              GROWTH PORTFOLIO II
------------------------------------------------------------------------
------------------------------------------------------------------------
            2001                   2001                    2001
------------------------------------------------------------------------
------------------------------------------------------------------------
             (1)                    (1)                     (1)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $              (1,428) $                 400   $              22,987
------------------------------------------------------------------------
------------------------------------------------------------------------
                  (4,100)                     4                 (10,393)
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------
                 (47,432)                 3,062                  11,673
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 (52,960)                 3,466                  24,267
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 369,749                 12,573                 998,259
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                 (29,416)
------------------------------------------------------------------------
------------------------------------------------------------------------
                 112,161                 62,775                 (35,314)
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 481,910                 75,348                 933,529
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 428,950                 78,814                 957,796
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $             428,950  $              78,814   $             957,796
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                  54,131                  8,357                 128,232
------------------------------------------------------------------------
------------------------------------------------------------------------
                  (3,351)                   (16)                (27,028)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                  50,780                  8,341                 101,204
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1)   The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial statements.         (Continued)
--------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                         SCHWAB MONEY MARKET    SCHWAB S&P 500      SCUDDER VARIABLE SERIES I
                                                         PORTFOLIO              PORTFOLIO           CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                 2001                   2001                   2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:                                        (1)                     (1)                    (1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                     $              155,657  $              39,562  $                (279)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)                                              0                (38,840)                   (19)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation                                 0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         (depreciation) on investments                                      0                 (5,488)                17,478
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets resulting
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         from operations                                              155,657                 (4,766)                17,180
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Purchase payments                                            39,291,694              2,769,232                 29,473
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Redemptions                                                  (2,620,295)               (30,817)                     0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Transfers between subaccounts, net                          (13,715,429)             2,943,183                143,434
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Contract maintenance charges                                          0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase in net assets resulting from
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         contract transactions                                     22,955,970              5,681,598                172,907
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                 23,111,627              5,676,832                190,087
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Beginning of period                                                   0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      End of period                                    $           23,111,627  $           5,676,832  $             190,087
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units issued                                                 15,873,254                678,818                 21,737
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units redeemed                                              (13,596,308)               (63,432)                    (6)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net increase                                                  2,276,946                615,386                 21,731
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------
     SCUDDER VARIABLE SERIES    STRONG VIF MID-      STRONG VIF OPPORTUNITY
     II SMALL CAP GROWTH        CAP GROWTH FUND II   FUND II
------------------------------------------------------------------------
------------------------------------------------------------------------
            2001                   2001                    2001
------------------------------------------------------------------------
------------------------------------------------------------------------
             (1)                    (1)                     (1)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $                (189) $              (1,669)  $               2,558
------------------------------------------------------------------------
------------------------------------------------------------------------
                   8,104                (43,051)                204,447
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------
                    (285)                16,695                (156,699)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                   7,630                (28,025)                 50,306
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                   1,022                321,561                 703,225
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                 (4,725)                (44,977)
------------------------------------------------------------------------
------------------------------------------------------------------------
                 155,260                406,517                 881,246
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 156,282                723,353               1,539,494
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 163,912                695,328               1,589,800
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $             163,912  $             695,328   $           1,589,800
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                  67,034                115,292                 180,807
------------------------------------------------------------------------
------------------------------------------------------------------------
                 (47,911)               (28,715)                (13,519)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                  19,123                 86,577                 167,288
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1)   The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial statements.         (Continued)
--------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                TOTAL SCHWAB SIGNATURE ANNUITY
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                      2001
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Net investment income                                                                     $          435,556
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Net realized gain                                                                                    603,947
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation  (depreciation) on investments                                  26,798
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Increase in net assets resulting from operations                                                   1,066,301
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Purchase payments                                                                                 54,273,547
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Redemptions                                                                                       (2,922,187)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Transfers between subaccounts, net                                                                   (46,924)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Contract maintenance charges                                                                               0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Increase in net assets resulting from contract transactions                                       51,304,436
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Total increase in net assets                                                                      52,370,737
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Beginning of period                                                                                        0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    End of period                                                                             $       52,370,737
------------------------------------------------------------------------------------------------=================
------------------------------------------------------------------------------------------------=================

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Units issued                                                                                      34,168,950
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Units redeemed                                                                                   (28,756,024)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Net increase                                                                                       5,412,926
------------------------------------------------------------------------------------------------=================
------------------------------------------------------------------------------------------------=================

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                            (Concluded)
-----------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2001

1.     ORGANIZATION
        The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Colorado law. The Series Account commenced operations on November 1, 1996. As of May 3, 2001, the Company began offering a new contract in the Series Account (Schwab Signature Annuity). The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

        Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liability with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Series Account.

2.     SIGNIFICANT ACCOUNTING POLICIES
       Security Transactions
        Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

        Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

        Contracts in the Payout Phase

        Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

        Federal Income Taxes

        The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       Net Transfers

       Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

       Investment Income Ratio

       The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

       Reclassifications

       Certain reclassifications have been made to the 2000 financial statements to conform to the 2001 presentation.

3.       PURCHASES AND SALES OF INVESTMENTS

       The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:

       Variable Annuity-1 Schwab Select Annuity:                             Purchases                Sales
                                                                          -----------------     -------------------

       Alger American Growth Portfolio                                 $        17,326,434  $           13,534,886
       American Century VP International Portfolio                              79,172,839              77,770,082
       Baron Capital Asset Fund                                                  8,574,183               4,012,639
       Berger IPT-Small Company Growth Fund                                     13,978,501              16,854,717
       Deutsche Asset Management VIT EAFE Equity Index Fund                     48,624,355              46,556,075
       Deutsche Asset Management VIT Small Cap Index Fund                        7,609,148               3,071,724
       Dreyfus VIF Capital Appreciation Portfolio                                6,129,605               2,598,932
       Dreyfus VIF Growth & Income Portfolio                                    11,079,568               5,477,467
       Federated American Leaders Fund II                                       11,974,784               7,026,255
       Federated Fund for U.S. Government Securities II                         37,571,178              18,142,398
       Federated Utility Fund II                                                 2,900,809               3,082,253
       INVESCO VIF-High Yield Fund                                              21,583,218              23,004,103
       INVESCO VIF-Equity Income Fund                                            9,044,102               6,607,307
       INVESCO VIF-Technology Fund                                              11,009,310              10,457,138
       Janus Aspen Series Flexible Income Portfolio                             23,378,814               8,177,897
       Janus Aspen Series Growth Portfolio                                      10,802,336              22,352,141
       Janus Aspen Series International Growth Portfolio                        97,053,277             101,100,462
       Janus Aspen Series Worldwide Growth Portfolio                            49,275,895              67,510,055
       Montgomery Variable Series Growth Fund                                    2,422,938               1,855,823
       Prudential Series Fund Equity Class II Portfolio                          2,778,382               2,902,763
       Safeco RST Equity Portfolio                                               1,933,739               3,083,595
       Safeco RST Growth Opportunities Portfolio                                52,063,259              45,549,262
       Schwab MarketTrack Growth Portfolio II                                    5,160,930               3,447,881
       Schwab Money Market Portfolio                                           370,741,217             351,942,472
       Schwab S & P 500 Portfolio                                               37,113,078              24,260,517
       Scudder Variable Series I Capital Growth Portfolio                        3,819,467               2,821,171
       Scudder Variable Series I Growth & Income Portfolio                       2,506,046                 890,756
       Strong Multi Cap Value Fund II                                           17,181,890               7,993,901
       Universal Institutional Fund U.S. Real Estate Portfolio                  20,758,235              19,240,344
                                                                          -----------------     -------------------
                                                                          -----------------     -------------------

       Total                                                           $                    $
                                                                          =================     ===================
                                                                          =================     ===================

       Variable Annuity-1 Schwab Signature Annuity:                          Purchases                Sales
                                                                          -----------------     -------------------

       Alger American Balanced Portfolio                               $           735,906  $              208,583
       Alger American Growth Portfolio                                           1,562,255                  54,296
       AllianceBernstein VP Real Estate Investment Portfolio                     1,552,932                 863,465
       Alliance VP Growth & Income Portfolio                                     1,667,338                  89,163
       Alliance VP Growth Portfolio                                                200,834                  72,368
       American Century VP Income & Growth Portfolio                             2,168,161               2,106,303
       American Century VP International Portfolio                              33,154,207              32,359,185
       Berger IPT-Large Cap Growth Fund                                            202,292                     350
       Berger IPT-Small Company Growth Fund                                      1,801,607                 689,351
       Delaware GPF Small Cap Value Series                                       1,089,125                  28,273
       Deutsche Asset Management VIT EAFE Equity Index Fund                     34,033,576              33,836,097
       Deutsche Asset Management VIT Small Cap Index Fund                        1,069,159                 198,202
       Dreyfus VIF Growth & Income Portfolio                                       320,582                  44,538
       Dreyfus VIF Small Cap Portfolio                                             787,140                   1,342
       Federated International Equity Fund II                                   25,568,878              25,823,938
       INVESCO VIF-High Yield Fund                                               1,080,268                 249,347
       INVESCO VIF-Technology Fund                                                 602,219                 396,298
       Janus Aspen Series Flexible Income Portfolio                              5,693,614                 347,412
       Janus Aspen Series Worldwide Growth Portfolio                            26,004,536              24,822,608
       J.P. Morgan Series Trust II Small Company Fund                            1,534,316                 145,583
       Oppenheimer Global Securities Fund/VA                                     1,650,734               1,096,016
       PBHG Insurance Series Large Cap Growth Portfolio                            510,225                  29,686
       Safeco RST Equity Portfolio                                                  75,904                     146
       Schwab MarketTrack Growth Portfolio II                                    1,190,346                 218,323
       Schwab Money Market Portfolio                                           148,491,630             125,572,465
       Schwab S & P 500 Portfolio                                                6,022,215                 534,402
       Scudder Variable Series I Capital Growth Portfolio                          172,963                     310
       Scudder Variable Series I Small Cap Growth Portfolio                        524,695                 368,581
       Strong VIF Mid-Cap Growth Fund II                                           944,227                 222,450
       Strong VIF Opportunity Fund II                                            1,825,335                  66,485
                                                                          -----------------     -------------------
                                                                          -----------------     -------------------

       Total                                                           $                    $

                                                                          =================     ===================

4.       EXPENSES AND RELATED PARTY TRANSACTIONS

       Contract Maintenance Charge

       The Company deducts from each participant account in the Schwab Select Annuity, a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date.

       Transfer Fees

       The Company charges $10 in the Schwab Select Annuity for each transfer between investment divisions in excess of 12 transfers in any calendar year.

       Deductions for Premium Taxes

        The Company deducts from each contribution in both the Schwab Select Annuity and Schwab Signature Annuity any applicable state Premium Tax or retaliatory tax, which currently range from 0% to 3.5%.

       Deductions for Assumption of Mortality and Expense Risks

       The Company deducts an amount, computed daily, from the net asset value of the Schwab Select Annuity investments, equal to an annual rate of 0.85%, and an amount, computed daily, from the net asset value of the Schwab Signature Annuity investments, equal to an annual rate of 0.70% or 0.65% depending on the benefit option chosen. This charge compensates the Company for its assumption of certain mortality, death benefit, and expense risks.

       If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

5.      ACCUMULATION UNIT VALUES

        A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for each of the five years in the period ended December 31, 2001 for the Schwab Select Annuity and for the period ended December 31, 2001 for the Schwab Signature Annuity is included on the following pages. Total return is based on operations for the period shown and, accordingly, is not annualized.




------------------------------------------------------------------------------------------------------------------
                                                   ALGER AMERICAN       AMERICAN CENTURY VP            BARON CAPITAL
                                                   GROWTH PORTFOLIO     INTERNATIONAL PORTFOLIO        ASSET FUND
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets                           0.85                   0.85                   0.85
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                    2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                          $ 18.35                 $ 13.70               $ 12.25
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                              2,859,914                 756,485             1,057,192
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                        $ 52,489                $ 10,364              $ 12,954
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Total Return                                               (12.56%)                (29.78%)               11.39%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                    2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                          $ 20.99                 $ 19.51               $ 11.00
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                              3,090,861                 808,346               655,329
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                        $ 64,886                $ 15,773               $ 7,209
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Total Return                                               (15.50%)                (17.54%)               (3.51%)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                    1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                          $ 24.84                 $ 23.66               $ 11.40
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                              2,200,675                 602,867               502,097
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                        $ 54,671                $ 14,264               $ 5,723
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Total Return                                                32.55%                  62.72%                14.00%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                    1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                          $ 18.74                 $ 14.54
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                              1,306,403                 560,117
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                        $ 24,487                 $ 8,147
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Total Return                                                46.87%                  17.73%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                    1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                          $ 12.76                 $ 12.35
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                417,062                 298,157
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 5                 $ 3,683
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Total Return                                                24.61%                  17.73%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------
      BERGER IPT-SMALL          DEUTSCHE ASSET          DEUTSCHE ASSET
      COMPANY GROWTH FUND       MANAGEMENT VIT EAFE     MANAGEMENT VIT SMALL
                                EQUITY INDEX FUND       CAP INDEX FUND
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
           0.85                  0.85                  0.85
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 16.11                $ 7.40               $ 11.24
-------------------------------------------------------------------
-------------------------------------------------------------------
             1,702,960               589,568               843,685
-------------------------------------------------------------------
-------------------------------------------------------------------
              $ 27,440               $ 4,366               $ 9,484
-------------------------------------------------------------------
-------------------------------------------------------------------
               (34.04%)              (25.35%)                1.27%
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 24.43                $ 9.92               $ 11.10
-------------------------------------------------------------------
-------------------------------------------------------------------
             1,876,729               290,653               464,935
-------------------------------------------------------------------
-------------------------------------------------------------------
              $ 45,853               $ 2,883               $ 5,162
-------------------------------------------------------------------
-------------------------------------------------------------------
                (7.36%)              (17.33%)               (4.72%)
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 26.37               $ 12.00               $ 11.65
-------------------------------------------------------------------
-------------------------------------------------------------------
             1,072,037               161,396               203,338
-------------------------------------------------------------------
-------------------------------------------------------------------
              $ 28,268               $ 1,937               $ 2,369
-------------------------------------------------------------------
-------------------------------------------------------------------
                89.85%                20.00%                16.50%
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 13.89
-------------------------------------------------------------------
-------------------------------------------------------------------
               428,983
-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 5,959
-------------------------------------------------------------------
-------------------------------------------------------------------
                 1.02%
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 13.75
-------------------------------------------------------------------
-------------------------------------------------------------------
               124,653
-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 1,714
-------------------------------------------------------------------
-------------------------------------------------------------------
                37.50%
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
(Continued)

------------------------------------------------------------------------------------------------------------------------
                                                     DREYFUS VIF CAPITAL        DREYFUS VIF GROWTH      FEDERATED AMERICAN
                                                     APPRECIATION PORFOLIO      & INCOME PORTFOLIO      LEADERS FUND II
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets                              0.85                    0.85                     0.85
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                               $ 9.07                   $ 9.56                $ 16.26
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    880,333                  778,050              1,491,691
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 7,987                  $ 7,440               $ 24,283
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                   (10.09%)                  (6.66%)                (5.01%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      2000
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 10.09                  $ 10.24                $ 17.12
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    474,144                  264,684              1,211,956
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 4,784                  $ 2,714               $ 20,780
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    (1.46%)                  (4.57%)                 1.48%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1999
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 10.24                  $ 10.73                $ 16.87
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    245,395                   49,371              1,441,835
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 2,513                    $ 534               $ 24,346
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                     2.40%                    7.30%                  5.77%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1998
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                                                              $ 15.95
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                                                                  1,761,482
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                                                            $ 28,117
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                                                                    16.68%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1997
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                                                              $ 13.67
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                                                                  1,424,891
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                                                            $ 19,505
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                                                                    31.19%
------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------
      FEDERATED FUND FOR        FEDERATED UTILITYI      INVESCO VIF-HIGH
      U.S. GOVERNMENT           FUND II                 YIELD FUND
      SECURITIES II
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
            0.85                   0.85                   0.85
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 13.16                $ 10.95                 $ 9.70
----------------------------------------------------------------------
----------------------------------------------------------------------
              4,482,043                238,710              1,802,549
----------------------------------------------------------------------
----------------------------------------------------------------------
               $ 58,968                $ 2,615               $ 17,491
----------------------------------------------------------------------
----------------------------------------------------------------------
                  6.10%                (14.49%)               (15.69%)
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 12.40                $ 12.81                $ 11.51
----------------------------------------------------------------------
----------------------------------------------------------------------
              3,179,462                260,840              1,919,249
----------------------------------------------------------------------
----------------------------------------------------------------------
               $ 39,417                $ 3,340               $ 22,081
----------------------------------------------------------------------
----------------------------------------------------------------------
                 10.03%                 (9.66%)               (12.40%)
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 11.27                $ 14.18                $ 13.14
----------------------------------------------------------------------
----------------------------------------------------------------------
              2,809,027                280,957              2,003,863
----------------------------------------------------------------------
----------------------------------------------------------------------
               $ 31,648                $ 3,985               $ 26,326
----------------------------------------------------------------------
----------------------------------------------------------------------
                 (1.40%)                 0.78%                  8.33%
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 11.43                $ 14.07                $ 12.13
----------------------------------------------------------------------
----------------------------------------------------------------------
              2,136,709                416,024              1,867,862
----------------------------------------------------------------------
----------------------------------------------------------------------
               $ 24,427                $ 5,852               $ 22,654
----------------------------------------------------------------------
----------------------------------------------------------------------
                  6.72%                 13.01%                  0.33%
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 10.71                $ 12.45                $ 12.09
----------------------------------------------------------------------
----------------------------------------------------------------------
                815,966                168,289              1,360,681
----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 8,737                $ 2,095               $ 16,450
----------------------------------------------------------------------
----------------------------------------------------------------------
                  7.42%                 24.50%                 16.36%
----------------------------------------------------------------------
(Continued)

------------------------------------------------------------------------------------------------------------------------
                                                     INVESCO VIF-EQUITY         INVESCO VIF-TECHNOLOGY  JANUS ASPEN SERIES
                                                     INCOME FUND                FUND                    FLEXIBLE INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets                              0.85                    0.85                     0.85
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 16.22                   $ 3.01                $ 11.20
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                  2,191,193                4,253,860              2,866,207
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                            $ 35,560                 $ 12,785               $ 32,113
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    (9.72%)                 (46.33%)                 6.81%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      2000
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 17.97                   $ 5.60                $ 10.49
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                  2,043,703                4,296,975              1,624,948
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                            $ 36,739                 $ 24,047               $ 17,043
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                     3.99%                  (44.00%)                 5.43%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1999
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 17.28                                          $ 9.95
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                  1,752,510                                         838,445
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                            $ 30,299                                         $ 8,347
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    13.83%                                          (0.50%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1998
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 15.18
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                  1,638,804
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                            $ 24,882
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    14.39%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1997
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 13.27
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                  1,270,248
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                            $ 16,867
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    27.11%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------
      JANUS ASPEN SERIES        JANUS ASPEN SERIES      JANUS ASPEN SERIES
      GROWTH PORTFOLIO          INTERNATIONAL GROWTH    WORLDWIDE GROWTH PORTFOLIO
                                PORTFOLIO
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
            0.85                    0.85                    0.85
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                $ 15.16                  $ 10.81                $ 16.91
------------------------------------------------------------------------
------------------------------------------------------------------------
              3,590,948                2,109,314              3,763,889
------------------------------------------------------------------------
------------------------------------------------------------------------
               $ 54,439                 $ 22,800               $ 63,654
------------------------------------------------------------------------
------------------------------------------------------------------------
                (25.40%)                 (23.88%)               (23.09%)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                $ 20.32                  $ 14.20                $ 21.99
------------------------------------------------------------------------
------------------------------------------------------------------------
              4,289,162                2,082,710              4,803,181
------------------------------------------------------------------------
------------------------------------------------------------------------
               $ 87,143                 $ 29,582              $ 105,639
------------------------------------------------------------------------
------------------------------------------------------------------------
                (15.26%)                 (16.67%)               (16.39%)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                $ 23.98                  $ 17.04                $ 26.30
------------------------------------------------------------------------
------------------------------------------------------------------------
              3,396,683                  772,937              4,259,845
------------------------------------------------------------------------
------------------------------------------------------------------------
               $ 81,453                 $ 13,174              $ 112,048
------------------------------------------------------------------------
------------------------------------------------------------------------
                 42.82%                   70.40%                 63.05%
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                $ 16.79                                         $ 16.13
------------------------------------------------------------------------
------------------------------------------------------------------------
              1,979,076                                       3,616,710
------------------------------------------------------------------------
------------------------------------------------------------------------
               $ 33,242                                        $ 58,337
------------------------------------------------------------------------
------------------------------------------------------------------------
                 34.43%                                          27.81%
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                $ 12.49                                         $ 12.62
------------------------------------------------------------------------
------------------------------------------------------------------------
              1,335,615                                       2,208,577
------------------------------------------------------------------------
------------------------------------------------------------------------
               $ 16,678                                        $ 27,868
------------------------------------------------------------------------
------------------------------------------------------------------------
                 21.73%                                          21.11%
------------------------------------------------------------------------
(Continued)
------------------------------------------------------------------------------------------------------------------------
                                                     MONTGOMERY VARIABLE        PRUDENTIAL SERIES FUND  SAFECO RST EQUITY
                                                     SERIES GROWTH FUND         EQUITY CLASS II         PORTFOLIO
                                                                                PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets                              0.85                    0.85                     0.85
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 11.43                   $ 8.81                $ 12.62
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    453,313                  119,514                859,655
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 5,188                  $ 1,053               $ 10,848
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                   (21.45%)                 (12.35%)               (10.18%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      2000
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 14.55                  $ 10.05                $ 14.05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    457,499                  159,971                940,488
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 6,664                  $ 1,607               $ 13,212
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    (9.80%)                   2.03%                (11.52%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1999
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 16.13                   $ 9.85                $ 15.88
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    410,065                   32,428              1,065,919
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 6,625                    $ 320               $ 16,928
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    19.75%                   (1.50%)                 8.40%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1998
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 13.47                                         $ 14.65
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    600,573                                       1,168,094
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 8,097                                        $ 17,116
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                     2.05%                                          23.84%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1997
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 13.20                                         $ 11.83
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    643,029                                         357,176
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 8,495                                         $ 4,226
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    27.54%                                          18.30%
------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------
      SAFECO RST GROWTH         SCHWAB MARKETTRACK      SCHWAB MONEY
      OPPORTUNITIES             GROWTH PORTFOLIO II     MARKET PORTFOLIO
      PORTFOLIO
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
            0.85                   0.85                   0.85
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 12.57                $ 14.57                $ 12.26
----------------------------------------------------------------------
----------------------------------------------------------------------
              1,066,369                896,576             13,479,708
----------------------------------------------------------------------
----------------------------------------------------------------------
               $ 13,404               $ 13,067              $ 165,358
----------------------------------------------------------------------
----------------------------------------------------------------------
                 18.14%                 (9.19%)                 2.80%
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 10.64                $ 16.05                $ 11.93
----------------------------------------------------------------------
----------------------------------------------------------------------
                576,155                818,621             12,387,477
----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 6,131               $ 13,138              $ 147,767
----------------------------------------------------------------------
----------------------------------------------------------------------
                 (6.99%)                (5.64%)                 5.11%
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 11.44                $ 17.01                $ 11.35
----------------------------------------------------------------------
----------------------------------------------------------------------
                155,643                560,533              9,858,627
----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 1,780                $ 9,532              $ 111,967
----------------------------------------------------------------------
----------------------------------------------------------------------
                 14.40%                 18.62%                  3.84%
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                                       $ 14.34                $ 10.93
----------------------------------------------------------------------
----------------------------------------------------------------------
                                       447,514              6,647,088
----------------------------------------------------------------------
----------------------------------------------------------------------
                                       $ 6,416               $ 72,692
----------------------------------------------------------------------
----------------------------------------------------------------------
                                        12.12%                  4.19%
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                                       $ 12.79                $ 10.49
----------------------------------------------------------------------
----------------------------------------------------------------------
                                       284,530              4,111,111
----------------------------------------------------------------------
----------------------------------------------------------------------
                                       $ 3,638               $ 43,163
----------------------------------------------------------------------
----------------------------------------------------------------------
                                        23.57%                  4.17%
----------------------------------------------------------------------
(Continued)

----------------------------------------------------------------------------------------------------------------------
                                                              SCHWAB S&P 500 SCUDDER VARIABLE SERIES    SCUDDER VARIABLE SERIES
                                                              PORTFOLIO      I CAPITAL GROWTH           I GROWTH & INCOME
                                                                             PORTFOLIO                  PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets                                     0.85                 0.85                0.85
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                  2001
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                   $ 16.40                $ 9.03             $ 7.99
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                       6,729,128               438,902            376,108
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                $ 110,371               $ 3,964            $ 3,006
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Total Return                                                        (12.90%)              (20.08%)           (12.07%)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                  2000
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                   $ 18.83               $ 11.30             $ 9.09
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                       5,933,342               403,433            190,165
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                $ 111,752               $ 4,557            $ 1,728
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Total Return                                                        (10.12%)              (10.60%)            (2.88%)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                  1999
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                   $ 20.95               $ 12.64             $ 9.36
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                       5,457,283               186,640             61,409
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                $ 114,346               $ 2,360              $ 575
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Total Return                                                         19.44%                26.40%             (6.40%)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                  1998
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                   $ 17.54
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                       4,084,150
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                 $ 71,644
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Total Return                                                         27.01%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                  1997
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                   $ 13.81
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                       2,115,176
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                 $ 29,224
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Total Return                                                         31.27%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------
      STRONG MULTI CAP  UNIVERSAL INSTITUTIONAL
      VALUE FUND II     FUND U.S. REAL ESTATE
                        PORTFOLIO
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
          0.85               0.85
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
              $ 9.54            $ 12.26
----------------------------------------
----------------------------------------
           1,463,902            830,637
----------------------------------------
----------------------------------------
            $ 13,995           $ 10,186
----------------------------------------
----------------------------------------
               3.24%              8.94%
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
              $ 9.24            $ 11.25
----------------------------------------
----------------------------------------
             553,906            786,877
----------------------------------------
----------------------------------------
             $ 5,146            $ 8,860
----------------------------------------
----------------------------------------
               6.94%             26.98%
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
              $ 8.64             $ 8.86
----------------------------------------
----------------------------------------
              91,471            347,481
----------------------------------------
----------------------------------------
               $ 817            $ 3,083
----------------------------------------
----------------------------------------
             (13.60%)            (4.22%)
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
                                 $ 9.25
----------------------------------------
----------------------------------------
                                308,021
----------------------------------------
----------------------------------------
                                $ 2,854
----------------------------------------
----------------------------------------
                                (12.41%)
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
                                $ 10.56
----------------------------------------
----------------------------------------
                                175,621
----------------------------------------
----------------------------------------
                                $ 1,859
----------------------------------------
----------------------------------------
                                  5.60%
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
(Concluded)
----------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                  ALGER AMERICAN BALANCED       ALGER AMERICAN GROWTH           ALLIANCE VP GROWTH & INCOME
                                      PORTFOLIO                      PORTFOLIO                            PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70          0.65           0.70           0.65            0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 9.70         $ 9.70        $ 8.90         $ 8.89         $ 9.39          $ 9.38
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding           10,478         44,719       110,022         53,244         98,944          74,454
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                     $ 102          $ 434         $ 979          $ 474          $ 929           $ 699
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total Return                          (3.00%)        (3.00%)      (11.00%)       (11.10%)        (6.10%)         (6.20%)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                  ALLIANCE VP GROWTH PORTFOLIO    ALLIANCEBERNSTEIN VP REAL    AMERICAN CENTURY VP
                                                                  ESTATE INVESTMENT PORTFOLIO  INTERNATIONAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70          0.65           0.70           0.65            0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 8.58         $ 8.58       $ 11.05        $ 11.05         $ 8.27          $ 8.27
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding            3,673         11,322        48,102         16,327         76,030          27,288
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                      $ 32           $ 97         $ 532          $ 180          $ 629           $ 226
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total Return                         (14.20%)       (14.20%)       10.50%         10.50%        (17.30%)        (17.30%)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                  AMERICAN CENTURY VP INCOME    BERGER IPT-LARGE CAP GROWTH    BERGER IPT-SMALL COMPANY
                                  & GROWTH PORTFOLIO            FUND                           GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70          0.65           0.70           0.65            0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 9.36         $ 9.36        $ 8.38         $ 8.39         $ 8.00          $ 8.00
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding            3,158          5,696        14,808          8,729         82,084          52,671
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                      $ 30           $ 53         $ 124           $ 73          $ 657           $ 421
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total Return                          (6.40%)        (6.40%)      (16.20%)       (16.10%)       (20.00%)        (20.00%)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
(Continued)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                  DELAWARE GPF PREMIUM SMALL    DEUTSCHE ASSET MANAGEMENT       DEUTSCHE ASSET MANAGEMENT
                                  CAP VALUE SERIES              VIT EAFE EQUITY INDEX FUND      VIT SMALL CAP INDEX FUND
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70           0.65           0.70           0.65           0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                    $ 10.71        $ 10.70         $ 8.21         $ 8.21        $ 10.11        $ 10.11
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding           58,778         28,758         24,035         19,182         36,498         41,813
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                     $ 629          $ 308          $ 197          $ 157          $ 369          $ 423
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total Return                           7.10%          7.00%        (17.90%)       (17.90%)         1.10%          1.10%
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                  DREYFUS VIF SMALL CAP         DREYFUS VIF GROWTH & INCOME     FEDERATED INTERNATIONAL
                                  PORTFOLIO                     PORTFOLIO                       EQUITY FUND II
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70           0.65           0.70           0.65           0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 9.79         $ 9.77         $ 9.33         $ 9.33         $ 7.86         $ 7.86
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding           46,287         33,176         10,283         19,175              2          1,778
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                     $ 453          $ 324           $ 96          $ 179            $ -           $ 14
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total Return                          (2.10%)        (2.30%)        (6.70%)        (6.70%)       (21.40%)       (21.40%)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                  INVESCO VIF-HIGH YIELD FUND   INVESCO VIF-TECHNOLOGY FUND   J.P. MORGAN SERIES TRUST II
                                                                                              SMALL COMPANY FUND
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70           0.65           0.70           0.65           0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 8.34         $ 8.36         $ 7.19         $ 7.19         $ 9.79         $ 9.79
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding           60,110         35,883         35,530          8,092         73,404         64,994
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                     $ 501          $ 300          $ 256           $ 58          $ 719          $ 636
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total Return                         (16.60%)       (16.40%)       (28.10%)       (28.10%)        (2.10%)        (2.10%)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
(Continued)
-------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                  JANUS ASPEN SERIES WORLDWIDE   JANUS ASPEN SERIES FLEXIBLE   OPPENHEIMER GLOBAL SECURITIES
                                  GROWTH PORTFOLIO               INCOME PORTFOLIO              FUND/VA
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.65           0.70           0.65           0.70           0.65           0.70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                    $ 8.47         $ 8.46        $ 10.41        $ 10.41         $ 9.48         $ 9.48
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding          99,987         60,207        229,005        276,547         28,571         31,709
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                    $ 846          $ 510        $ 2,384        $ 2,878          $ 271          $ 300
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                        (15.30%)       (15.40%)         4.10%          4.10%         (5.20%)        (5.20%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                  PBHG INSURANCE SERIES LARGE   SAFECO RST EQUITY PORTFOLIO   SCHWAB MARKETTRACK GROWTH
                                  CAP GROWTH PORTFOLIO                                        PORTFOLIO II
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.65           0.70           0.65           0.70           0.65           0.70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                    $ 8.45         $ 8.45         $ 9.45         $ 9.45         $ 9.47         $ 9.46
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding          29,271         21,508            429          7,912         64,405         36,799
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                    $ 247          $ 182            $ 4           $ 75          $ 610          $ 348
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                        (15.50%)       (15.50%)        (5.50%)        (5.50%)        (5.30%)        (5.40%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                  SCHWAB MONEY MARKET PORTFOLIO   SCHWAB S&P 500 PORTFOLIO    SCUDDER VARIABLE SERIES I
                                                                                              CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.65           0.70           0.65           0.70           0.65           0.70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                   $ 10.15        $ 10.15         $ 9.23         $ 9.22         $ 8.75         $ 8.74
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding       1,500,043        776,903        428,098        187,288         13,756          7,975
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                 $ 15,228        $ 7,884        $ 3,950        $ 1,727          $ 120           $ 70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                          1.50%          1.50%         (7.70%)        (7.80%)       (12.50%)       (12.60%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
(Continued)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                  SCUDDER VARIABLE SERIES II    STRONG VIF MID-CAP GROWTH       STRONG VIF OPPORTUNITY
                                  SMALL CAP GROWTH PORTFOLIO    FUND II                         FUND II
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.65           0.70           0.65           0.70           0.65           0.70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                    $ 8.57         $ 8.57         $ 8.03         $ 8.03         $ 9.50         $ 9.50
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding          12,369          6,754         27,603         58,974        113,694         53,594
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                    $ 106           $ 58          $ 222          $ 474        $ 1,081          $ 509
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                        (14.30%)       (14.30%)       (19.70%)       (19.70%)        (5.00%)        (5.00%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
(Concluded)
------------------------------------------------------------------------------------------------------------------------












                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
               (A wholly-owned subsidiary of GWL&A Financial Inc.)

              Consolidated Financial Statements for the Years Ended
                      December 31, 2001, 2000, and 1999 and
                          Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.



January 28, 2002

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Denver, Colorado
January 28, 2002

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2001 AND 2000
================================================================================
(Dollars in Thousands)

                                                                             2001                      2000
                                                                    -----------------------    ----------------------
ASSETS

INVESTMENTS:
  Fixed maturities, available-for-sale, at fair value
    (amortized cost $9,904,453 and $9,372,009)                    $          10,116,175     $            9,419,865
  Common stock, at fair value (cost $74,107 and
    $68,472)                                                                     73,344                     95,036
  Mortgage loans on real estate (net of allowances
    of $57,654 and $61,242)                                                     613,453                    843,371
  Real estate                                                                   112,681                    106,690
  Policy loans                                                                3,000,441                  2,809,973
  Short-term investments, available-for-sale (cost
    $427,398 and $414,382)                                                      424,730                    414,382
                                                                    -----------------------    ----------------------

        Total Investments                                                    14,340,824                 13,689,317

OTHER ASSETS:
  Cash                                                                          213,731                    153,977
  Reinsurance receivable
    Related party                                                                 3,678                      4,297
    Other                                                                       278,674                    229,671
  Deferred policy acquisition costs                                             275,570                    279,688
  Investment income due and accrued                                             130,775                    139,152
  Amounts receivable related to uninsured accident
    and health plan claims (net of allowances of
    $53,431 and $34,700)                                                         89,533                    227,803
  Premiums in course of collection (net of
     allowances of $22,217 and $18,700)                                          99,811                    190,987
  Deferred income taxes                                                         149,140                    138,842
  Other assets                                                                  644,774                    462,515
SEPARATE ACCOUNT ASSETS                                                      12,584,661                 12,381,137
                                                                    -----------------------    ----------------------





TOTAL ASSETS                                                      $          28,811,171     $           27,897,386
                                                                    =======================    ======================

                                                                                                    (Continued)










====================================================================================================================================

                                                                                      2001                2000
                                                                                -----------------   -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
    Policy reserves
      Related party                                                          $         532,374    $        547,558
      Other                                                                         11,679,122          11,497,442
    Policy and contract claims                                                         401,389             441,326
    Policyholders' funds                                                               242,916             266,235
    Provision for policyholders' dividends                                              74,740              72,716
    Undistributed earnings on participating business                                   163,086             165,754
GENERAL LIABILITIES:
    Due to GWL                                                                          41,874              43,081
    Due to GWL&A Financial                                                             251,059             171,347
    Repurchase agreements                                                              250,889
    Commercial paper                                                                    97,046              97,631
    Other liabilities                                                                1,021,541             785,730
SEPARATE ACCOUNT LIABILITIES                                                        12,584,661          12,381,137
                                                                                -----------------   -----------------
        Total Liabilities                                                           27,340,697          26,469,957
                                                                                -----------------   -----------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares authorized, 0 shares issued and outstanding Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding                                7,032               7,032
    Additional paid-in capital                                                         712,801             717,704
    Accumulated other comprehensive income                                              76,507              33,672
    Retained earnings                                                                  674,134             669,021
                                                                                -----------------   -----------------
        Total Stockholder's Equity                                                   1,470,474           1,427,429
                                                                                -----------------   -----------------








TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                   $      28,811,171    $     27,897,386
                                                                                =================   =================

See notes to consolidated financial statements.                                                       (Concluded)




                                        3
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)

                                                                   2001                2000               1999
                                                              ----------------   -----------------  -----------------
REVENUES:
  Premiums
    Related party                                          $         18,144   $         20,853    $        23,233
    Other (net of premiums ceded totaling
      $82,028, $115,404, and $85,803)                             1,185,495          1,311,713          1,139,950
  Fee income                                                        947,255            871,627            635,147
  Net investment income (expense)
    Related party                                                   (14,546)           (14,517)           (10,923)
    Other                                                           955,880            945,958            886,869
  Net realized gains on investments                                  46,825             28,283              1,084
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                  3,139,053          3,163,917          2,675,360
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $40,144,
    $62,803, and $80,681)                                         1,029,495          1,122,560            970,250
  Increase in reserves                                               58,433             53,550             33,631
  Interest paid or credited to contractholders                      530,027            490,131            494,081
  Provision for policyholders' share of earnings
    on participating business                                         2,182              5,188             13,716
  Dividends to policyholders                                         76,460             74,443             70,161
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                  1,696,597          1,745,872          1,581,839

  Commissions                                                       197,099            204,444            173,405
  Operating expenses (income):
    Related party                                                    (1,043)              (704)              (768)
    Other                                                           794,731            775,885            593,575
  Premium taxes                                                      36,911             45,286             38,329
  Special charges                                                   127,040
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                  2,851,335          2,770,783          2,386,380

INCOME BEFORE INCOME TAXES                                          287,718            393,134            288,980
PROVISION FOR INCOME TAXES:
  Current                                                           136,965            108,509             72,039
  Deferred                                                          (41,993)            25,531             11,223
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                     94,972            134,040             83,262
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
NET INCOME                                                 $        192,746   $        259,094    $       205,718
                                                              ================   =================  =================
                                                              ================   =================  =================



See notes to consolidated financial statements.




                                        4
------------------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)


                                                                                                               Additional
                                                 Preferred Stock                     Common Stock               Paid-in
                                           -----------------------------     -----------------------------
                                              Shares          Amount            Shares          Amount          Capital
                                           --------------   ------------     -------------    ------------    -------------
BALANCES, JANUARY 1, 1999                            0    $          0        7,032,000    $       7,032   $       699,556  $
   Net income
   Other comprehensive loss

Total comprehensive income

Dividends
Income tax benefit on stock
  compensation                                                                                                         760
                                           --------------   ------------     -------------    ------------    -------------

BALANCES, DECEMBER 31, 1999                          0               0        7,032,000            7,032           700,316
   Net income
   Other comprehensive income

Total comprehensive income

Dividends
Capital contributions -
  Parent stock options                                                                                              15,052
Income tax benefit on stock
  compensation                                                                                                       2,336
                                           --------------   ------------     -------------    ------------    -------------

BALANCES, DECEMBER 31, 2000                          0    $          0        7,032,000    $       7,032   $       717,704  $
   Net income
   Other comprehensive income

Total comprehensive income

Dividends
Capital contributions adjustment -
  Parent stock options                                                                                             (12,098)
Income tax benefit on stock
   compensation                                                                                                      7,195
                                           --------------   ------------     -------------    ------------    -------------

BALANCES, DECEMBER 31, 2001                          0    $          0        7,032,000    $       7,032   $       712,801

                                           ==============   ============     =============    ============    =============


    Accumulated
       Other
   Comprehensive        Retained

   Income (Loss)        Earnings          Total
  -----------------    ------------   ---------------
           61,560   $     430,411   $    1,198,559
                          205,718          205,718
         (146,421)                        (146,421)
                                      ---------------
                                            59,297
                                      ---------------
                          (92,053)         (92,053)

                                               760
  -----------------    ------------   ---------------

          (84,861)        544,076        1,166,563
                          259,094          259,094
          118,533                          118,533
                                      ---------------
                                           377,627
                                      ---------------
                         (134,149)        (134,149)

                                            15,052

                                             2,336
  -----------------    ------------   ---------------

           33,672   $     669,021   $    1,427,429
                          192,746          192,746
           42,835                           42,835
                                      ---------------
                                           235,581
                                      ---------------
                         (187,633)        (187,633)

                                           (12,098)

                                             7,195
  -----------------    ------------   ---------------

$          76,507   $     674,134   $    1,470,474
  =================    ============   ===============




See notes to consolidated financial statements.





GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)
                                                                    2001               2000               1999
                                                              -----------------  -----------------  -----------------
OPERATING ACTIVITIES:
  Net income                                               $        192,746    $       259,094    $       205,718
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Earnings allocated to participating
        policyholders                                                 2,182              5,188             13,716
      Amortization of investments                                   (82,955)           (62,428)           (22,514)
      Net realized gains on investments                             (46,825)           (28,283)            (1,084)
      Depreciation and amortization (including
        goodwill impairment)                                         62,101             41,693             47,339
      Deferred income taxes                                         (41,993)            25,531             11,223
      Stock compensation (adjustment)                               (12,098)            15,052
  Changes in assets and liabilities, net of effects from acquisitions:
      Policy benefit liabilities                                    334,025            310,511            650,959
      Reinsurance receivable                                        (48,384)           (35,368)            19,636
      Receivables                                                   196,805           (128,382)           (37,482)
      Other, net                                                     44,232           (118,221)          (136,476)
                                                              -----------------  -----------------  -----------------
        Net cash provided by operating activities                   599,836            284,387            751,035
                                                              -----------------  -----------------  -----------------
INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
         Held-to-maturity
           Sales                                                                         8,571
           Maturities and redemptions                                                  323,728            520,511
         Available-for-sale
           Sales                                                  5,201,692          1,460,672          3,176,802
           Maturities and redemptions                             1,244,547            887,420            822,606
    Mortgage loans                                                  224,810            139,671            165,104
    Real estate                                                                          8,910              5,098
    Common stock                                                     38,331             61,889             18,116
  Purchases of investments:
    Fixed maturities
         Held-to-maturity                                                             (100,524)          (563,285)
         Available-for-sale                                      (6,878,213)        (2,866,228)        (4,019,465)
    Mortgage loans                                                                      (4,208)            (2,720)
    Real estate                                                      (3,124)           (20,570)           (41,482)
    Common stock                                                    (27,777)           (52,972)           (19,698)
    Acquisitions, net of cash acquired                                                  82,214
                                                              -----------------  -----------------  -----------------
        Net cash provided by (used in)
           investing activities                            $       (199,734)   $       (71,427)   $        61,587
                                                              =================  =================  =================
                                                                                                      (Continued)




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)

                                                                   2001               2000                1999
                                                             -----------------   ----------------   -----------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits                   $       (483,285)   $       (220,167)  $       (583,900)
  Due to GWL                                                        (1,207)              7,102            (16,898)
  Due to GWL&A Financial                                            81,473               3,665            175,035
  Dividends paid                                                  (187,633)           (134,149)           (92,053)
  Net commercial paper borrowings
    (repayments)                                                      (585)             97,631            (39,731)
  Net repurchase agreements borrowings
     (repayments)                                                  250,889             (80,579)          (163,680)
                                                             -----------------   ----------------   -----------------
        Net cash used in financing activities                     (340,348)           (326,497)          (721,227)
                                                             -----------------   ----------------   -----------------

NET INCREASE (DECREASE) IN CASH                                     59,754            (113,537)            91,395

CASH, BEGINNING OF YEAR                                            153,977             267,514            176,119
                                                             -----------------   ----------------   -----------------

CASH, END OF YEAR                                         $        213,731    $        153,977   $        267,514
                                                             =================   ================   =================

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
    Income taxes                                          $         59,895    $         78,510   $         76,150
    Interest                                                        17,529              21,060             14,125

Non-cash financing activity:
  Effect of capital - Parent stock options                         (12,098)             15,052











See notes to consolidated financial statements.                                                       (Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
================================================================================
(Amounts in Thousands, except Share Amounts)

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

       Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of GWL&A Financial Inc., a holding company formed in 1998 (GWL&A Financial). The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

       On December 31, 2000, the Company and certain affiliated companies completed a corporate reorganization. Prior to December 31, 2000, GWL&A Financial was an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (GWL). Under the new structure, GWL&A Financial and GWL each continue to be indirectly and directly, respectively, owned by Great-West Lifeco Inc., a Canadian holding company (the Parent or LifeCo), but GWL no longer holds an equity interest in the Company or GWL&A Financial.

       Basis of Presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses, deferred policy acquisition costs, and valuation of privately placed fixed maturities. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

       Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation. These changes in classification had no effect on previously reported stockholder's equity or net income.

       Investments - Investments are reported as follows:

        1. Management has classified its fixed maturities as available for sale and carries them at fair value with the net unrealized gains and losses reported as accumulated other comprehensive income
              (loss) in stockholder's equity.

              Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains/(losses) on investments.

       2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any allowances for uncollectible accounts. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

       3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

       4.     Investments in common stock are carried at fair value.

       5.     Policy loans are carried at their unpaid balances.

       6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at fair value. The Company considers short-term investments to be available-for-sale.

       7. Gains and losses realized on disposal of investments are determined on a specific identification basis.

       Cash - Cash includes only amounts in demand deposit accounts.

       Internal Use Software - Capitalized internal use software development costs of $44,914 and $35,409 are included in other assets at December 31, 2001, and 2000, respectively. The Company capitalized, net of depreciation, $6,896, $17,309 and $18,099 of internal use software development costs for the years ended December 31, 2001, 2000 and 1999, respectively.

       Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's group sales representatives related to the production of new business, have been deferred to the extent recoverable. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $44,096, $36,834, and $43,512 in 2001, 2000, and 1999, respectively.

       Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, open-end management investment companies which are affiliates of the Company, shares of other non-affiliated mutual funds, and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

       Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $7,941,905 and $7,762,065 at December 31, 2001 and 2000, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,188,553 and $4,189,716 at December 31, 2001 and 2000, respectively, are established at the contractholder's account value.

       Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies (see Note 5).

       Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

       Participating Fund Account - Participating life and annuity policy reserves are $4,837,611 and $4,557,599 at December 31, 2001 and 2000,
       respectively. Participating business approximates 25.8%, 28.6%, and 31.0% of the Company's ordinary life insurance in force and 85.4%, 85.2%, and 94.0% of ordinary life insurance premium income for the years ended December 31, 2001, 2000, and 1999, respectively.

       The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocable to participating policyholders are consistent with established Company practice.

       The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheets. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

       The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from GWL under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA, net of a management fee paid to the Company, accrue solely for the benefit of the transferred participating policyholders.

       Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee is amortized over the term of the related agreement and recognized as an adjustment to net investment income.

       The Company receives collateral for lending securities that are held as part of its investment portfolio. The company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company's securitized lending transactions are accounted for as collateralized borrowings.

       Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk associated with invested assets. Derivatives are not used for speculative purposes. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur. Derivative instruments typically used consist of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts, options, and interest rate futures.

       Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa, to convert from a fixed rate to a floating rate. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest rate differential only if interest rates fall or rise to certain levels. The differential represents the difference between current interest rates and an agreed upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are used in conjunction with interest rate swap agreements to effectively convert convertible, fixed rate bonds to non-convertible variable rate bonds as part of the Company's overall asset/liability matching program. Purchased put options are used to protect against significant drops in equity markets. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments.

       Effective January 1, 2001, the Company adopted Financial Account Standards Board (FASB) Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133), as amended by FASB Statement No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities." SFAS 138 requires all derivatives, whether designated in hedging relationships or not, to be recorded on the balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statement when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges are recognized in earnings. The adoption of SFAS No. 133 resulted in an approximate $1,000 after-tax increase to accumulated other comprehensive income, which has been included in the current year change in other comprehensive income in the Statement of Stockholder's Equity.

       Hedge ineffectiveness of $907, determined in accordance with SFAS No. 133, was recorded as a decrease to net investment income for the year ended December 31, 2001.

       Derivative gains and losses included in accumulated other comprehensive income (OCI) are reclassified into earnings at the time interest income is recognized or interest receipts are received on bonds. Derivative gains of $469 were reclassified to net investment income in 2001. The Company estimates that $563 of net derivative gains included in OCI will be reclassified into net investment income within the next twelve months.

     Revenue Recognition - In December 1999, the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements (SAB No. 101)," which provides guidance with respect to revenue recognition issues and disclosures. As amended by SAB No. 101B, "Second
Amendment: Revenue Recognition in Financial Statements," the Company implemented the provisions of SAB No. 101 during the fourth quarter of 2000. The adoption of SAB No. 101 did not affect the Company's revenue recognition practices.

       Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 6.1%, 6.2%, and 6.2% in 2001, 2000, and 1999.

       Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) is considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

       Stock Options - The Company applies the intrinsic value measurement approach under APB Opinion No. 25, "Accounting for Stock Issued to Employees", to stock-based compensation awards to employees, as interpreted by AIN-APB 25 as it relates to accounting for stock options granted by the Parent to Company employees (see Note 14).

       Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - FASB has issued Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A replacement of FASB Statement No. 125" (SFAS No. 140), which revises the standards for accounting for securitizations and other transfers of financial assets and collateral, and requires certain disclosures. SFAS 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. Certain disclosure requirements under SFAS No. 140 were effective December 15, 2000, and these requirements have been incorporated in the Company's financial statements. The adoption of SFAS No. 140 did not have a significant effect on the financial position or results of operations of the Company.

       Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets - Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets" (EITF 99-20). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's financial position or results of operations.

     Business Combinations - On June 29, 2001 Statement of Financial Accounting Standards (SFAS) FAS No.141, "Business Combinations" (SFAS No. 141) was approved by the FASB. SFAS No. 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The Company implemented SFAS No. 141 on July 1, 2001. Adoption of the Statement did not have a material impact on the Company's financial position or results of operations.

       Goodwill and Other Intangible Assets - On June 29, 2001, SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS No. 142) was approved by the FASB. SFAS No. 142 changes the accounting for goodwill and certain other intangibles from an amortization method to an impairment-only approach. Amortization of goodwill, including goodwill recorded in past business combinations, will cease upon adoption of this statement. The Company implemented SFAS No. 142 on January 1, 2002 and, although it is still reviewing the provisions of this Statement, management's preliminary assessment is that the Statement will not have a material impact on the Company's financial position or results of operations.

       Long Lived Assets - In August 2001, the FASB issued SFAS No.144 "Accounting for the Impairment or Disposal of Long-Lived Assets" (SFAS No.144). SFAS No.144 supercedes current accounting guidance relating to impairment of long-lived assets and provides a single accounting methodology for long-lived assets to be disposed of, and also supercedes existing guidance with respect to reporting the effects of the disposal of a business. SFAS No.144 was adopted January 1, 2002 without a material impact on the Company's financial position or results of operations.

        Selected Loan Loss Allowance Methodology - In July 2001, the SEC released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance Methodology and Documentation Issues (SAB 102). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. Adoption of SAB 102 by the Company is not expected to have a material impact on the Company's financial position or results of operations.

2.     ACQUISITIONS AND SPECIAL CHARGES

       Effective January 1, 2000, the Company co-insured the majority of General American Life Insurance Company's (General American) group life and health insurance business which primarily consists of administrative services only and stop loss policies. The agreement converted to an assumption reinsurance agreement January 1, 2001. The Company assumed approximately $150,000 of policy reserves and miscellaneous liabilities in exchange for $150,000 of cash and miscellaneous assets from General American.

       Assuming the reinsurance agreement had been effective on January 1, 1999, pro forma 1999 revenues would have been $2,973,247 and pro forma 1999 net income would have been $199,782. The pro forma financial information is not necessarily indicative of either the results of operations that would have occurred had this agreement been effective on January 1, 1999, or of future operations.

       On October 6, 1999, the Company entered into a purchase and sale agreement with Allmerica Financial Corporation (Allmerica) to acquire via assumption reinsurance Allmerica's group life and health insurance business on March 1, 2000. This business primarily consists of administrative services only, and stop loss policies. The in-force business was immediately co-insured back to Allmerica and then underwritten and retained by the Company upon each policy renewal date. The effect of this transaction was not material to the Company's results of operations or financial position.

       Alta Health & Life Insurance Company (Alta) was acquired by the Company on July 8, 1998. During 1999 and 2000 the Alta business continued to be run as a free-standing unit but was converted to the Company's system and accounting processes. This conversion program resulted in significant issues related to pricing, underwriting, and administration of the business. The Company has decided to discontinue writing new Alta business and all Alta customers will be moved to the Company's contracts over time. All Alta sales and administration staff have become employees of the Company and the underwriting functions are being conducted by the underwriting staff of the Company. In the second quarter of 2001, the Company recorded a $127 million special charge ($80.9 million, net of tax), related to its decision to cease marketing the Alta products. The principal components of the charge include $46 million from premium deficiency reserves, $29 million from premium receivables, $28 million from uninsured accident and health plan claim receivables and $24 million from goodwill and other.

3.      RELATED-PARTY TRANSACTIONS

       The Company performs administrative services for the U.S. operations of GWL. The following represents revenue from GWL for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force.

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------

      Investment management revenue                          $          186     $         120     $          130
      Administrative and underwriting revenue                         1,043               704                768

       At December 31, 2001 and 2000, due to GWL includes $16,536 and $17,743 due on demand and $25,338 and $25,338 of notes payable which bear interest and mature on October 1, 2006. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to GWL bear interest at the public bond rate (6.0% and 7.0% at December 31, 2001 and 2000, respectively) while the note payable bears interest at 5.4%.

       At December 31, 2001 and 2000, due to GWL&A Financial includes $76,024 and $(3,688) due on demand and $175,035 and $175,035 of subordinated notes payable. The notes, which were issued in 1999 and used for general corporate purposes, bear interest and mature on June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as the financial condition of the Company is such that at the time of payment of principal or interest, its statutory surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations. The amounts due on demand to GWL&A Financial bear interest at the public bond rate (6.0% and 7.0% at December 31, 2001 and 2000, respectively) while the note payable bears interest at 7.25%.

       Interest expense attributable to these related party obligations was $14,732, $14,637, and $11,053 for the years ended December 31, 2001,
       2000, and 1999, respectively.

4.      ALLOWANCES ON POLICYHOLDER RECEIVABLES

       The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its amounts receivable related to uninsured accident and health plan claims and premiums in course of collection. Management's judgement is based on past loss experience and current and projected economic conditions.

       Allowances for amounts receivable related to uninsured accident and health plan claims:

                                                                     2001               2000               1999
                                                                 --------------    ---------------    ---------------

      Balance, beginning of year                              $        34,700   $        31,200    $        31,200
      Provisions charged to operations                                 50,500             7,700              4,500
      Amounts written off - net                                       (31,769)           (4,200)            (4,500)
                                                                 --------------    ---------------    ---------------
      Balance, end of year                                    $        53,431   $        34,700    $        31,200
                                                                 ==============    ===============    ===============

       Allowances for premiums in course of collection:

                                                                     2001               2000               1999
                                                                 --------------    ---------------    ---------------

      Balance, beginning of year                              $        18,700   $        13,900    $        13,900
      Provisions charged to operations                                 29,642            14,500              2,500
      Amounts written off - net                                       (26,125)           (9,700)            (2,500)
                                                                 --------------    ---------------    ---------------
      Balance, end of year                                    $        22,217   $        18,700    $        13,900
                                                                 ==============    ===============    ===============

5.      REINSURANCE

       In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

       Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2001 and 2000, the reinsurance receivable had a carrying value of $282,352 and $233,968, respectively.

       The following schedule details life insurance in force and life and accident/health premiums:

                                                                        Assumed                          Percentage
                                                       Ceded           Primarily                         of Amount
                                    Gross          Primarily to       From Other           Net            Assumed
                                    Amount              GWL            Companies          Amount           to Net
                                ---------------   ----------------  ----------------  ---------------   -------------
      December 31, 2001:
        Life insurance in force:
          Individual         $     43,370,006  $      8,330,282   $     7,399,250        42,438,974        17.4%
          Group                    56,650,090                           9,888,796        66,538,886        14.9%
                                ---------------   ----------------  ----------------  ----------------
              Total          $    100,020,096  $      8,330,282   $    17,288,046   $   108,977,860
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        384,688  $         32,820   $        37,442   $       389,310         9.6%
          Accident/health             830,970            49,001            42,750           824,719         5.2%
                                ---------------   ----------------  ----------------  ----------------
              Total          $      1,215,658  $         81,821   $        80,192   $     1,214,029
                                ===============   ================  ================  ================








                                                                        Assumed                          Percentage
                                                       Ceded           Primarily                         of Amount
                                    Gross          Primarily to       From Other           Net            Assumed
                                    Amount              GWL            Companies          Amount           to Net
                                ---------------   ----------------  ----------------  ---------------   -------------
      December 31, 2000:
        Life insurance in force:
          Individual         $     39,067,268  $      5,727,745   $     7,563,302   $    40,902,825        18.5%
          Group                    75,700,120                          20,610,896        96,311,016        21.4%
                                ---------------   ----------------  ----------------  ----------------
              Total          $    114,767,388  $      5,727,745   $    28,174,198   $   137,213,841
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        349,097  $         35,448   $        88,994   $       402,643        22.1%
          Accident/health             827,044            79,705           175,294           922,633        19.0%
                                ---------------   ----------------  ----------------  ----------------
              Total          $      1,176,141  $        115,153   $       264,288   $     1,325,276
                                ===============   ================  ================  ================

      December 31, 1999:
        Life insurance in force:
          Individual         $     35,362,934  $      5,195,961   $     8,467,877   $    38,634,850        21.9%
          Group                    80,717,198                           2,212,741        82,929,939         2.7%
                                ---------------   ----------------  ----------------  ----------------
              Total          $    116,080,132  $      5,195,961   $    10,680,618   $   121,564,789
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        306,101  $         27,399   $        46,715   $       325,417        14.4%
          Accident/health             801,755            58,247            79,753           823,261         9.7%
                                ---------------   ----------------  ----------------  ----------------
              Total          $      1,107,856  $         85,646   $       126,468   $     1,148,678
                                ===============   ================  ================  ================

6.     NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

       Net investment income is summarized as follows:

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------
      Investment income:
        Fixed maturities and short-term
          Investments                                        $       693,573    $      675,200    $       635,601
        Common stock                                                   4,882             1,584              1,345
        Mortgage loans on real estate                                 69,237            80,775             88,033
        Real estate                                                   22,335            22,068             19,618
        Policy loans                                                 204,198           191,320            167,109
        Other                                                            101               120                138
                                                                ---------------   ---------------    ---------------
                                                                     994,326           971,067            911,844
      Investment expenses, including interest on
        amounts charged by the related parties
        of $14,732, $14,637, and $11,053                              52,992            39,626             35,898
                                                                ---------------   ---------------    ---------------
      Net investment income                                  $       941,334    $      931,441    $       875,946
                                                                ===============   ===============    ===============





       Net realized gains (losses) on investments are as follows:

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------
      Realized gains (losses):
        Fixed maturities                                     $        32,116    $      (16,752)   $        (8,321)
        Common stock                                                  13,052            33,411                463
        Mortgage loans on real estate                                  1,657             2,207              1,429
        Real estate                                                                        490                513
        Provisions                                                                       8,927              7,000
                                                                ---------------   ---------------    ---------------
      Net realized gains on investments                      $        46,825    $       28,283    $         1,084
                                                                ===============   ===============    ===============

7.     SUMMARY OF INVESTMENTS

       Fixed maturities owned at December 31, 2001 are summarized as follows:

                                                          Gross           Gross         Estimated
                                        Amortized      Unrealized      Unrealized         Fair          Carrying
                                          Cost            Gains          Losses           Value           Value
                                       ------------    ------------    ------------    ------------    ------------
      Available-for-Sale:
        U.S. Government
          Agencies                  $     1,744,590 $      45,585   $       7,577   $    1,782,598  $    1,782,598
        Collateralized mortgage
          obligations                       435,074         9,900             125          444,849         444,849
        Public utilities                    647,754        22,823           5,997          664,580         664,580
        Corporate bonds                   2,943,635       114,871          71,504        2,987,002       2,987,002
        Foreign governments                  26,466         1,824                           28,290          28,290
        State and municipalities            935,758        35,462           3,955          967,265         967,265
        Direct mortgage pass-
          through certificates              345,979         2,537           2,840          345,676         345,676
        Mortgage-backed
          Securities - other                 97,136         7,020                          104,156         104,156
        Asset backed securities           2,728,061        76,187          12,489        2,791,759       2,791,759
                                       ------------    ------------    ------------    ------------    ------------
                                    $     9,904,453 $     316,209   $     104,487   $   10,116,175  $   10,116,175
                                       ============    ============    ============    ============    ============





       Fixed maturities owned at December 31, 2000 are summarized as follows:

                                                          Gross           Gross         Estimated
                                        Amortized      Unrealized      Unrealized         Fair          Carrying
                                          Cost            Gains          Losses           Value           Value
                                       ------------    ------------    ------------    ------------    ------------
      Available-for-Sale:
        U.S.Government
          Agencies                  $     1,115,926 $      14,528   $       3,483   $    1,126,971  $    1,126,971
        Collateralized mortgage
          obligations                       708,707         8,592           7,201          710,098         710,098
        Public utilities                    654,729        13,251           7,063          660,917         660,917
        Corporate bonds                   3,036,921        66,903          85,559        3,018,265       3,018,265
        Foreign governments                  49,505         1,019             376           50,148          50,148
        State and municipalities            815,246        20,424           6,502          829,168         829,168
        Direct mortgage pass-
          through certificates              356,975         2,719           1,091          358,603         358,603
        Mortgage-backed
          Securities - other                100,786         5,401             363          105,824         105,824
        Asset backed securities           2,533,214        46,602          19,945        2,559,871       2,559,871
                                       ------------    ------------    ------------    ------------    ------------
                                    $     9,372,009 $     179,439   $     131,583   $    9,419,865  $    9,419,865
                                       ============    ============    ============    ============    ============

       The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

       See Note 9 for additional information on policies regarding estimated fair value of fixed maturities.

       The amortized cost and estimated fair value of fixed maturity investments at December 31, 2001, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized           Estimated
                                                 Cost             Fair Value
                                            ----------------    ----------------
      Due in one year or less             $        614,336   $         627,259
      Due after one year
        through five years                       2,481,589           2,579,308
      Due after five years
        through ten years                        1,171,127           1,189,693
      Due after ten years                          848,427             838,494
      Mortgage-backed
        Securities                               2,060,913           2,089,662
      Asset-backed securities                    2,728,061           2,791,759
                                            ----------------    ----------------
                                          $      9,904,453   $      10,116,175
                                            ================    ================

       Proceeds from sales of securities available-for-sale were $5,201,737, $1,460,672, and $3,176,802 during 2001, 2000, and 1999, respectively. The realized gains on such sales totaled $42,343, $8,015, and $10,080 for 2001, 2000, and 1999, respectively. The realized losses totaled $10,186, $24,053, and $19,720 for 2001, 2000, and 1999, respectively. During the years 2001, 2000, and 1999, held-to-maturity securities with amortized cost of $0, $8,571, and $0 were sold due to credit deterioration with insignificant gains and losses.

       During the fourth quarter of 2000, the Company transferred all securities classified as held-to-maturity into the available-for-sale category. The Company recorded a $19,908 unrealized gain associated with this transfer in other comprehensive income, net of tax.

       At December 31, 2001 and 2000, pursuant to fully collateralized securities lending arrangements, the Company had loaned $278,471 and $208,702 of fixed maturities, respectively.

       The Company engages in hedging activities to manage interest rate, market and foreign exchange risk.

       The following table summarizes the 2001 financial hedge instruments:

                                            Notional                 Strike/Swap
      December 31, 2001                      Amount                     Rate                       Maturity
      -------------------------------    ---------------    ------------------------------    --------------------
      Interest Rate Caps              $      1,402,000          6.75% - 11.65% (CMT)             01/02 - 01/05
      Interest Rate Swaps                      365,018              3.13% - 7.32%                01/02- 12/06
      Foreign Currency
        Exchange Contracts                      13,585                   N/A                     06/05 - 07/06
      Options Calls                            191,300                 Various                   01/02 - 01/06
                     Puts                      131,000                 Various                   12/01 - 12/02

       The following table summarizes the 2000 financial hedge instruments:

                                            Notional                  Strike/Swap
      December 31, 2000                      Amount                      Rate                        Maturity
      -------------------------------    ---------------    --------------------------------    --------------------
      Interest Rate Futures           $        171,800               5.17% - 5.68%                     3/01
      Interest Rate Caps                     1,562,000           7.64% - 11.82% (CMT)              6/00 - 12/06
      Interest Rate Swaps                      300,041               5.00% - 8.62%                 1/01 - 12/06
      Foreign Currency
        Exchange Contracts                      18,371                    N/A                       6/05 - 7/06
      Options Calls                            111,400                  Various                    5/01 - 11/05

       CMT - Constant Maturity Treasury Rate

       The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 2001, approximately 29% of the Company's mortgage loans were collateralized by real estate located in California.

       The following is information with respect to impaired mortgage loans:

                                                                                    2001                2000
                                                                               ----------------    ----------------

      Loans, net of related allowance for credit losses of
        $13,018 and $12,777                                                 $           6,300   $           9,116
      Loans with no related allowance for credit losses                                 5,180              12,954
      Average balance of impaired loans during the year                                31,554              39,321
      Interest income recognized (while impaired)                                       1,617               1,648
      Interest income received and recorded (while impaired)
        Using the cash basis method of recognition                                      1,744               1,632

       As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $56,258 and $73,518 at December 31, 2001 and 2000, respectively.

       The following table presents changes in the allowance for credit losses:

                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------

      Balance, beginning of year                             $        61,242    $       77,416    $        83,416
      Provision for loan losses                                                         (8,927)            (7,000)
      Charge-offs                                                     (3,588)           (7,247)
      Recoveries                                                                                            1,000
                                                                ---------------   ---------------    ---------------
      Balance, end of year                                   $        57,654    $       61,242    $        77,416
                                                                ===============   ===============    ===============

8.      COMMERCIAL PAPER

       The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 2001, commercial paper outstanding of $97,046 had a maturity of 4 days and an interest rate of 2.55%. At December 31, 2000, commercial paper outstanding of $97,631 had maturities ranging from 11 to 46 days and interest rates ranging from 6.59% to 6.62%.

9.      ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                          December 31,
                                             -----------------------------------------------------------------------
                                                           2001                                  2000
                                             ----------------------------------    ---------------------------------
                                                Carrying          Estimated          Carrying          Estimated
                                                 Amount           Fair Value          Amount           Fair Value
                                             ---------------    ---------------    --------------    ---------------
      ASSETS:
         Fixed maturities and
           short-term investments          $    10,540,905   $     10,540,905   $      9,834,247  $      9,834,247
         Mortgage loans on real
           estate                                  613,453            624,102            843,371           856,848
         Policy loans                            3,000,441          3,000,441          2,809,973         2,809,973
         Common stock                               73,344             73,344             95,036            95,036

      LIABILITIES:
         Annuity contract reserves
           without life contingencies            4,188,553          4,210,759          4,189,716         4,204,907
         Policyholders' funds                      242,916            242,916            266,235           266,235
         Due to GWL                                 41,874             41,441             43,081            41,332
         Due to GWL&A Financial                    251,059            251,059            171,347           158,222
         Commercial paper                           97,046             97,046             97,631            97,631
         Repurchase agreements                     250,889            250,889

       The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

       The estimated fair-value of fixed maturities and common stocks that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair values of derivatives of $20,617 and $7,188 at December 31, 2001 and 2000, respectively, consisting principally of interest rate swaps are included in fixed maturities.

       Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

       Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

       The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

       The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

       The estimated fair value of due to GWL is based on discounted cash flows at current market rates on high quality investments.

       The fair value of due to GWL&A Financial reflects the last trading price of the subordinated notes in the public market at December 31, 2001.

       The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

       The estimated fair value of derivatives, primarily consisting of interest rate swaps which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net asset position for interest rates swaps are $33 and $1,858 of liabilities in 2001 and 2000, respectively. Included in the net asset position for foreign currency exchange contracts are $127 and $0 of liabilities in 2001 and 2000, respectively.

10.     EMPLOYEE BENEFIT PLANS

       The following table summarizes changes for the years ended December 31, 2001, 2000, and 1999 in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. There is no additional minimum pension liability required to be recognized.

                                                                                          Post-Retirement
                                                    Pension Benefits                        Medical Plan
                                            ----------------------------------    ---------------------------------
                                              2001         2000        1999         2001        2000        1999
                                            ---------    ---------   ---------    ---------   ---------    --------
      Change in benefit obligation
      Benefit obligation at beginning     $ 140,563   $  126,130   $ 131,305   $  33,018    $ 29,228    $  19,944
      of year
      Service cost                            8,093        7,062       7,853       3,331       2,305        2,186
      Interest cost                           9,718        9,475       8,359       3,303       2,167        1,652
      Acquisition of new employees                                     4,155       7,823
      Actuarial (gain) loss                  (2,640)       2,510     (22,363)     11,401                    3,616
      Prior service for former Alta
        employees                                                                                           2,471
      Benefits paid                          (5,213)      (4,614)     (3,179)     (1,015)       (682)        (641)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Benefit obligation at end of year   $ 150,521   $  140,563   $ 126,130   $  57,861    $ 33,018    $  29,228
                                            ---------    ---------   ---------    ---------   ---------    --------

      Change in plan assets
      Fair value of plan assets at
        beginning of year                 $ 193,511   $  192,093   $ 183,136   $            $           $
      Actual return on plan assets             (637)       6,032      12,055
      Addition of former Alta employees
        and other adjustments                                             81
      Benefits paid                          (5,213)      (4,614)     (3,179)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Fair value of plan assets at end      187,661      193,511     192,093
      of year
                                            ---------    ---------   ---------    ---------   ---------    --------

      Funded (unfunded) status               37,140       52,948      65,963      (57,861)    (33,018)     (29,228)
      Unrecognized net actuarial (gain)      (1,499)     (15,239)    (30,161)     14,659       3,430        3,464
      loss
      Unrecognized prior service cost         2,533        3,073       3,614       9,326       2,148        2,310
      Unrecognized net obligation or
      (asset)
        at transition                       (15,142)     (16,655)    (18,170)     12,120      12,928       13,736
                                            ---------    ---------   ---------    ---------   ---------    --------
      Prepaid (accrued) benefit cost      $  23,032   $   24,127   $  21,246   $  (21,756)  $ (14,512)  $  (9,718)
                                            =========    =========   =========    =========   =========    ========

      Components of net periodic
      benefit cost
      Service cost                        $   8,093   $    7,062   $   7,853   $   3,331    $  2,305    $   2,186
      Interest cost                           9,718        9,475       8,360       3,303       2,167        1,652
      Expected return on plan assets        (15,276)     (17,567)    (15,664)
      Amortization of transition             (1,514)      (1,514)     (1,514)        808         808          808
      obligation
      Amortization of unrecognized prior
        service cost                            541          541         541         645         162          162
      Amortization of gain from earlier
        periods                                (467)        (879)        (80)        172          34           38
                                            ---------    ---------                ---------   ---------    --------
                                            ---------    ---------   ---------    ---------   ---------    --------
      Net periodic (benefit) cost         $   1,095   $   (2,882)  $    (504)  $   8,259    $  5,476    $   4,846
                                            =========    =========   =========    =========   =========    ========

      Weighted-average assumptions as
      of December 31
      Discount rate                           7.25%        7.50%       7.50%        7.25%       7.50%        7.50%
      Expected return on plan assets          8.00%        9.25%       8.50%        8.00%       9.25%        8.50%
      Rate of compensation increase           4.00%        5.00%       5.00%        4.00%       5.00%        5.00%

       The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2001, 2000, or 1999.

       Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                          1-Percentage             1-Percentage
                                                                              Point                    Point
                                                                            Increase                 Decrease
                                                                       --------------------     --------------------
      Increase (decrease) on total of service and
        interest cost on components                                 $             2,246     $             (1,465)
      Increase (decrease) on post-retirement benefit                             12,877                   (9,914)
        obligation

       The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. For employees hired after January 1, 1999, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2001, 2000, and 1999 totaled $7,773, $6,130, and $5,504, respectively.

       The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. Participant deferrals, which are reflected in other liabilities, are $20,033, $19,264, and $17,367 for years ending December 31, 2001, 2000, and 1999, respectively. The participant deferrals earn interest at 7.2% at December 31, 2001, based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 2001, 2000, and 1999 was $1,434, $1,358, and $1,231,
       respectively.

       The Company also provides a supplemental executive retirement plan to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan for 2001, 2000, and 1999 was $2,726, $3,023, and $3,002,
       respectively. The total liability of $20,881 and $18,794 as of December 31, 2001 and 2000 is included in other liabilities.

11.     FEDERAL INCOME TAXES

       The following is a reconciliation between the federal income tax rate and the Company's effective income tax rate:

                                                                     2001            2000             1999
                                                                  ------------    ------------     ------------
      Federal tax rate                                                  35.0   %        35.0   %         35.0   %
      Change in tax rate resulting from:
        Settlement of GWL tax exposures                                                                  (5.9)
         Investment income not subject
           to federal tax                                               (1.7)           (0.9)
        Other, net                                                      (0.3)                            (0.3)
                                                                  ------------    ------------     ------------
      Total                                                             33.0   %        34.1   %         28.8   %
                                                                  ============    ============     ============

       The Company's income tax provision was favorably impacted in 1999 by the release of contingent liabilities relating to taxes of the GWL's U.S. branch associated with blocks of business that were transferred from GWL's U.S. branch to the Company from 1989 to 1993; the Company had agreed to the transfer of these tax liabilities as part of the transfer of this business. The release recorded in 1999 reflected the resolution of certain tax issues with the Internal Revenue Service (IRS), and totaled $17,150; however, $8,900 of the release was attributable to participating policyholders and therefore had no effect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings on participating business in the accompanying 1999 statement of income.

       Excluding the effect of the 1999 tax item discussed above, the effective tax rate for 1999 was 35.2%.

       Temporary differences of which give rise to the deferred tax assets and liabilities as of December 31, 2001 and 2000 are as follows:

                                                               2001                              2000
                                                  -------------------------------    ------------------------------
                                                    Deferred         Deferred           Deferred        Deferred
                                                      Tax               Tax              Tax              Tax
                                                     Asset           Liability          Asset          Liability
                                                  -------------    --------------    -------------    -------------
      Policyholder reserves                    $      157,703   $                 $       114,074  $
      Deferred policy acquisition costs                                   47,101                           48,543
      Deferred acquisition cost
        proxy tax                                     113,505                             110,239
      Investment assets                                                   88,595                           35,714
      Allowance for uncollectibles                     10,570
      Net operating loss carryforwards                    444                                 444
      Other                                             2,614                                 103
                                                  -------------    --------------    -------------    -------------
              Subtotal                                284,836            135,696          224,860          84,257
      Valuation allowance                                                                  (1,761)
                                                  -------------    --------------    -------------    -------------
              Total Deferred Taxes             $      284,836   $        135,696  $       223,099  $       84,257
                                                  =============    ==============    =============    =============

       Amounts included in investment assets above include $40,122 and $21,228 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 2001 and 2000, respectively.

       The Company will file a consolidated tax return for 2001. Losses incurred by subsidiaries in prior years cannot be offset against operating income of the Company. At December 31, 2001, the Company's subsidiaries had approximately $1,269 of net operating loss carryforwards, expiring through the year 2015. The tax benefit of subsidiaries' net operating loss carryforwards are included in the deferred tax assets at December 31, 2001 and 2000, respectively.

       The Company's valuation allowance was decreased in 2001, 2000, and 1999 by $1,761, $0, and $(17), respectively, as a result of the re-evaluation by management of future estimated taxable income in its subsidiaries.

       Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

12.     OTHER COMPREHENSIVE INCOME

       Other comprehensive income for the year ended December 31, 2001 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ---------------- -- -----------------
      Unrealized gains on available-for-sale securities:
         Net changes during the year related to cash
            flow hedges                                 $        12,637     $         (4,423)   $           8,214
         Unrealized holding gains (losses) arising
            during the period                                   112,544              (39,397)              73,147
         Less:  reclassification adjustment for
            (gains) losses realized in net income               (15,912)               5,569              (10,343)
                                                          -----------------    ----------------    -----------------
         Net unrealized gains                                   109,269              (38,251)              71,018
      Reserve and  DAC adjustment                               (43,358)              15,175              (28,183)
                                                          -----------------    ----------------    -----------------
                                                          -----------------    ----------------    -----------------
      Other comprehensive income                        $        65,911     $        (23,076)   $          42,835
                                                          =================    ================    =================





       Other comprehensive income for the year ended December 31, 2000 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale securities:
         Unrealized holding gains (losses) arising
            during the period                           $       204,274     $        (71,495)   $         132,779
         Less:  reclassification adjustment for
            (gains) losses realized in net income                 9,436               (3,303)               6,133
                                                          -----------------    ----------------    -----------------
         Net unrealized gains                                   213,710              (74,798)             138,912
      Reserve and  DAC adjustment                               (31,352)              10,973              (20,379)
                                                          -----------------    ----------------    -----------------
                                                          -----------------    ----------------    -----------------
      Other comprehensive income                        $       182,358     $        (63,825)   $         118,533
                                                          =================    ================    =================

       Other comprehensive loss for the year ended December 31, 1999 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale securities:
         Unrealized holding gains (losses) arising
            during the period                           $      (303,033)    $        106,061    $        (196,972)
         Less:  reclassification adjustment for
            (gains) losses realized in net income                (9,958)               3,485               (6,473)
                                                          -----------------    ----------------    -----------------
         Net unrealized gains (losses)                         (312,991)             109,546             (203,445)
      Reserve and  DAC adjustment                                87,729              (30,705)              57,024
                                                          -----------------    ----------------    -----------------
                                                          -----------------    ----------------    -----------------
      Other comprehensive loss                          $      (225,262)    $         78,841    $        (146,421)
                                                          =================    ================    =================

13.    STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

       At December 31, 2001 and 2000, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

       No dividends were paid on preferred stock in 2001, 2000, and 1999, respectively. In addition, dividends of $187,633, $134,149, and $92,053 were paid on common stock in 2001, 2000, and 1999, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

       The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                                                 2001                2000                1999
                                                            ----------------    ----------------    ---------------
                                   (Unaudited)
      Net income                                         $        266,398    $        293,521    $          253,123
      Capital and surplus                                       1,200,372           1,083,718             1,004,745


       In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, was effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Colorado Division of Insurance required adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The adoption of Codification as modified by the Colorado Division of Insurance increased statutory net worth as of January 1, 2001, by approximately $105,760 [Unaudited]. (The modifications adopted by the Colorado Division of Insurance had no effect on statutory net worth).

       The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 2001 were $1,200,372 and $272,138 [Unaudited], respectively. The Company should be able to pay up to $272,138 [Unaudited] of dividends in 2002.

14.     STOCK OPTIONS

       The Parent has a stock option plan (the Lifeco plan) that provides for the granting of options on common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded with exercise prices of no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the Lifeco plan. As of December 31, 2001, 2000, and 1999, stock available for award to Company employees under the Lifeco plan aggregated 3,278,331, 4,808,047, and 885,150 shares.

       The plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vest and become exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2002 and expire ten years from the date of grant. Variable options granted to Company employees totaling 278,000 and 1,832,000 in 1998 and 1997, respectively, become exercisable, if certain cumulative financial targets are attained by the end of 2001. If exercisable, the exercise period runs from April 1, 2002 to June 26, 2007. During 2000, the Company determined that it was probable that certain of these options would become exercisable and, accordingly, accrued compensation expense of $15,052 with a corresponding credit to additional paid-in capital as prescribed by AIN-APB 25. During 2001, the Company released $12,098 of this accrual when certain financial targets were not attained.

       Additional variable options granted in 1998, 2000, and 2001 totaling 380,000, 120,000, and 80,000 respectively, become exercisable if certain sales or financial targets are attained. During 2001, 2000, and 1999, 7,750, 13,250, and 11,250 of these options vested and accordingly, the Company recognized compensation expense of $48, $151, and $23, respectively. If exercisable, the exercise period expires ten years from the date of grant.

       The following table summarizes the status of, and changes in, Lifeco options granted to Company employees, which are outstanding and the weighted-average exercise price (WAEP) for 2001, 2000, and 1999. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                          2001                          2000                         1999
                                --------------------------    -------------------------    -------------------------
                                  Options         WAEP          Options        WAEP         Options         WAEP
                                -------------   ----------    ------------   ----------    -----------    ----------
      Outstanding, Jan. 1          7,675,551  $    9.91         6,867,098  $    9.20        6,744,824  $     8.15
        Granted                      947,500      22.28         1,386,503      14.88          675,500       16.29
        Exercised                  1,463,588       5.89           451,300       7.74          234,476        5.69
        Expired or
          canceled                   690,334      11.24           126,750      12.17          318,750       13.81
                                -------------   ----------    ------------   ----------    -----------    ----------
      Outstanding,
        Dec. 31                    6,469,129  $   11.59         7,675,551  $    9.91        6,867,098  $     9.20
                                =============   ==========    ============   ==========    ===========    ==========

      Options
        exercisable
        at year-end                2,673,460  $    8.01         3,077,998  $    7.11        2,503,998  $     7.00
                                =============   ==========    ============   ==========    ===========    ==========

      Weighted average
        fair value of
        options granted
        during year          $     4.22                    $     4.38                   $     5.16
                                =============                 ============                 ===========

       The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2001:

                                                 Outstanding                                 Exercisable
                               -------------------------------------------------   ---------------------------------
                                                                     Average                             Average
            Exercise                                 Average         Exercise                            Exercise
          Price Range              Options            Life            Price            Options            Price
      ---------------------    ----------------    ------------    -------------   ----------------    -------------
      $ 5.32 - 7.07                1,823,560           4.68     $       5.42           1,803,560    $        5.40
      $10.19 - 16.90               3,775,569           6.73     $      12.22             867,400    $       13.40
      $21.52 - 22.23                 870,000           9.66     $      21.77               2,500    $       22.01

       Of the exercisable Lifeco options, 2,623,960 relate to fixed option grants and 49,500 relate to variable grants.

       Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan in Canada. Under the PFC plan, options may be awarded with exercise price no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the PFC plan. As of December 31, 2001, 2000, and 1999, stock available for award under the PFC plan aggregated 2,710,800, 2,790,800, and 4,340,800 shares.

       Options granted to officers of the Company under the PFC plan become exercisable twenty percent per year commencing on the date of the grant and expire ten years from the date of grant.

       The following table summarizes the status of, and changes in, PFC options granted to Company officers, which remain outstanding and WAEP for 2001, 2000, and 1999. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                           2001                          2000                          1999
                                 --------------------------    --------------------------    --------------------------
                                   Options          WAEP         Options          WAEP         Options         WAEP
                                 -------------    ---------    -------------    ---------    -------------   ----------
      Outstanding,  Jan.1,             70,000  $     2.29           285,054  $     3.23           355,054  $    2.89
        Exercised                                                   215,054        3.30            70,000       2.28
                                 -------------    ---------    -------------    ---------    -------------   ----------
      Outstanding, Dec 31,             70,000  $     2.16            70,000  $     2.29           285,054  $    3.23
                                 =============    =========    =============    =========    =============   ==========
      Options exercisable
        at year-end                    70,000  $     2.16            70,000  $     2.29           285,054  $    3.23
                                 =============    =========    =============    =========    =============   ==========

       As of December 31, 2001, the PFC options outstanding have an exercise price of $2.16 and a weighted-average remaining contractual life of 1.36 years.

       The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB 25 under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $1,801, $1,686, and $1,039, in 2001, 2000, and 1999,
       respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 2001, 2000, and 1999, respectively: dividend yields of 3.84%, 3.95%, and 3.63%, expected volatility of 20.1%, 30.1%, and 32.4%, risk-free interest rates of 5.30%, 6.61%, and 6.65% and expected lives of 7.5 years.

15.    SEGMENT INFORMATION

       The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers and individuals and offers life insurance products to individuals and businesses. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

       The accounting policies of the segments are the same as those described in Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

       The Company's operations are not materially dependent on one or a few customers, brokers or agents.

       Summarized segment financial information for the year ended and as of December 31 was as follows:

       Year ended December 31, 2001

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $      1,033,983     $       169,656     $      1,203,639
         Fee income                                             809,574             137,681              947,255
         Net investment income                                   90,720             850,614              941,334
         Realized investment gains                               17,881              28,944               46,825
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,952,158           1,186,895            3,139,053
      Benefits and Expenses:
         Benefits                                               867,031             829,566            1,696,597
         Operating expenses                                     863,021             164,677            1,027,698
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,730,052             994,243            2,724,295
      Income taxes                                               75,962              65,150              141,112
                                                          -----------------   -----------------   -----------------
      Net income before special charges                         146,144             127,502              273,646
      Special charges (net)                                      80,900                                   80,900
                                                          -----------------   -----------------   -----------------
      Net income                                       $         65,244     $       127,502     $        192,746
                                                          =================   =================   =================

      Assets:                                                 Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Investment assets                                $      1,497,077     $    12,843,747     $     14,340,824
      Other assets                                              912,653             973,033            1,885,686
      Separate account assets                                 5,854,652           6,730,009           12,584,661
                                                          -----------------   -----------------   -----------------
      Total assets                                     $      8,264,382     $    20,546,789     $     28,811,171
                                                          =================   =================   =================





       Year ended December 31, 2000

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $      1,142,136     $       190,430     $      1,332,566
         Fee income                                             752,309             119,318              871,627
         Net investment income                                   94,800             836,641              931,441
         Realized investment gains (losses)                      (3,572)             31,855               28,283
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,985,673           1,178,244            3,163,917
      Benefits and Expenses:
         Benefits                                               922,925             822,947            1,745,872
         Operating expenses                                     856,463             168,448            1,024,911
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,779,388             991,395            2,770,783
                                                          -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      Net operating income before income taxes                  206,285             186,849              393,134
      Income taxes                                               70,197              63,843              134,040
                                                          -----------------   -----------------   -----------------
      Net income                                       $        136,088     $       123,006     $        259,094
                                                          =================   =================   =================





      Assets:                                                 Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Investment assets                                $      1,438,650     $    12,250,667     $     13,689,317
      Other assets                                              980,245             846,687            1,826,932
      Separate account assets                                 6,537,095           5,844,042           12,381,137
                                                          -----------------   -----------------   -----------------
      Total assets                                     $      8,955,990     $    18,941,396     $     27,897,386
                                                          =================   =================   =================

       Year ended December 31, 1999

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $        990,449     $       172,734     $      1,163,183
         Fee income                                             548,580              86,567              635,147
         Net investment income                                   80,039             795,907              875,946
         Realized investment gains (losses)                      (1,224)              2,308                1,084
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,617,844           1,057,516            2,675,360
      Benefits and Expenses:
         Benefits                                               789,084             792,755            1,581,839
         Operating expenses                                     661,119             143,422              804,541
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,450,203             936,177            2,386,380
                                                          -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      Net operating income before income taxes                  167,641             121,339              288,980
      Income taxes                                               51,003              32,259               83,262
                                                          -----------------   -----------------   -----------------
      Net income                                       $        116,638     $        89,080     $        205,718
                                                          =================   =================   =================






       The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                                              2001                2000                1999
                                                        -----------------    ----------------    ----------------
                                                        -----------------
      Premium Income:
         Employee Benefits
             Group Life & Health                      $     1,033,983     $      1,142,136    $        990,449
                                                        -----------------    ----------------    ----------------
                  Total Employee Benefits                   1,033,983            1,142,136             990,449
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
         Financial Services
             Savings                                            8,429                7,253              14,344
             Individual Insurance                             161,227              183,177             158,390
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
                  Total Financial Services                    169,656              190,430             172,734
                                                        -----------------    ----------------    ----------------
      Total premium income                            $     1,203,639     $      1,332,566    $      1,163,183
                                                        =================    ================    ================

      Fee Income:
         Employee Benefits
             Group Life & Health                      $       713,296     $        648,328    $        454,071
               (uninsured plans)
             401(k)                                            96,278              103,981              94,509
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
                  Total Employee Benefits                     809,574              752,309             548,580
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
         Financial Services
             Savings                                          119,793              111,201              81,331
             Individual Insurance                              17,888                8,117               5,236
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
                  Total Financial Services                    137,681              119,318              86,567
                                                        -----------------    ----------------    ----------------
      Total fee income                                $       947,255     $        871,627    $        635,147
                                                        =================    ================    ================

16.     COMMITMENTS AND CONTINGENCIES

       The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements. The consolidated financial statements of GWL&A as of December 31, 2001 and 2000 and each of the three years in the period ended December 31, 2001, as well as the financial statements of the Series Account for the years ended 2001, 2000 and 1999 are incorporated by referenced to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed February 28, 2002, Registration No. 333-52956.

(b) Exhibits


(1) Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the initial Registration Statement filed by Depositor on Form N-4 on February 22, 1996, File No. 333-01153.


(2) Not applicable.


(3) Form of amended and restated distribution agreement between Depositor and Principal Underwriter is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4 filed April 24, 2001, File No. 333-52956.

(4) Forms of the variable annuity contracts are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, filed April 24, 2001, Registration No. 333-52956..

(5) Forms of applications are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4 filed April 24, 2001, File No. 333-52956..

(6) Copy of Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed on Form N-4 by Depositor on Form N-4 on October 29, 1996, File No. 333-01153.


(7) Not applicable.


(8) Forms of participation agreements with underlying funds are incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration
Statement on Form N-4, filed October 30, 1996, File No. 333-01153; Post-Effective Amendment No 1 to Registrant's Registration Statement on Form N-4 filed April 28, 1997, File No. 333-01153; Post-Effective Amendment No.2 to Registrant's Registration Statement on Form N-4 filed April 17, 1998, File No. 333-01153; Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4 filed April 24, 2001, File No. 333-52956; Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-4 filed April 12, 2002; and filed herewith as Exhibit 8.

(9) Opinion of counsel and consent of Beverly A. Byrne, Vice President, Counsel and Associate Secretary is incorporated by reference to the initial Registration Statement filed by Depositor on Form N-4 on December 29, 2000, File No. 333-52956.


(10) (a) Written Consent of Jorden Burt LLP is filed herewith as Exhibit 10(a).

(b) Written Consent of independent auditors is filed herwith as Exhibit 10(b).

(11) Not Applicable.

(12) Not Applicable.

(13) Schedule for computation of each performance quotation provided in response to Item 21 is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement filed April 24, 2001, Registration No. 333-52956.


(14) Powers of attorney for R. Gratton, J. Balog, J.W. Burns, O.T. Dackow, P. Desmarais, Jr., K.P. Kavanagh, W. Mackness, J.E.A. Nickerson, P.M. Pitfield, M. Plessis-Belair and B. Walsh are incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement filed by Depositor on Form N-4 on April 12, 2002, File No. 333-01153.


Item 25. Directors and Officers of the Depositor

                                                                                 Position and Offices
Name                                Principal Business Address                     with Depositor
----                                --------------------------                  -------------------

James Balog                         2205 North Southwinds Boulevard                     Director
                                    Vero Beach, Florida  32963

James W. Burns, O.C.                        (4)                                         Director

Orest T. Dackow                             (3)                                         Director

Andre Desmarais                             (4)                                         Director

Paul Desmarais, Jr.                         (4)                                         Director

Robert Gratton                              (5)                                         Chairman


Kevin P. Kavanagh                           (1)                                         Director

William Mackness                    696 Whitehaven Crescent                             Director
                                    London, Ontario N6G 4V4


William T. McCallum                         (3)                                         Director, President and
                                                                                        Chief Executive Officer

Jerry E.A. Nickerson                H.B. Nickerson & Sons Limited                       Director
                                    P.O. Box 130
                                    265 Commercial Street
                                    North Sydney, Nova Scotia  B2A 3M2

P. Michael Pitfield, P.C., Q.C.             (4)                                         Director

Michel Plessis-Belair, F.C.A.               (4)                                         Director

Brian E. Walsh                      Qvan Capital, LLC                                   Director
                                    1 Dock Street, 4th Floor
                                    Stamford, Connecticut  06902


John A. Brown                               (3)                                         Senior Vice-President,
                                                                                        Sales,  Financial Services

S. Mark Corbett                             (3)                                         Senior Vice-President,
                                                                                        Investments

John R. Gabbert                             (2)                                         Senior Vice-President,
                                                                                        Chief Information Officer,
                                                                                        Employee Benefits

Donna A. Goldin                             (2)                                         Executive Vice-President
                                                                                        and Chief Operating
                                                                                        Officer, One Corporation

Mitchell T.G. Graye                         (3)                                         Executive Vice-President,
Chief  Financial Officer

Wayne Hoffmann                              (3)                                         Senior Vice-President,
                                                                                        Investments

D. Craig Lennox                             (6)                                         Senior Vice-President,
                                                                                        General  Counsel and
                                                                                        Secretary

Steven H. Miller                            (2)                                         Senior Vice President,
                                                                                        Employee Benefits, Sales

Charles P. Nelson                           (3)                                         Senior Vice-President,
                                                                                        Public Non-Profit Markets

Martin L. Rosenbaum                         (2)                                         Senior Vice-President,
                                                                                        Employee Benefits,
                                                                                        Operations

Gregory E. Seller                           (3)                                         Senior Vice-President,
                                                                                        Government Markets

Robert K. Shaw                              (3)                                         Senior Vice-President,
                                                                                        Individual Markets

George D. Webb                              (3)                                         Senior Vice-President,
                                                                                        Financial Services

Warren J. Winer                             (7)                                         Senior Vice-President,
                                                                                        Employee Benefits,
                                                                                        National Accounts

Douglas L. Wooden                           (3)                                         Executive Vice-President,
                                                                                        Financial Services

Jay Wright                                  (2)                                         Senior Vice-Presidnet,
                                                                                        Employee Benefits


(1)      100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.
(2)      8505 East Orchard Road, Greenwood Village, Colorado  80111.
(3)      8515 East Orchard Road, Greenwood Village, Colorado  80111.
(4)      Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.
(5)      Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.
(6)      8525 East Orchard Road, Greenwood Village, Colorado  80111
(7)      13045 Tesson Ferry Road, St. Louis, Missouri  63128.


Item 26. Persons controlled by or under common control with the Depositor or Registrant


         (State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           67.4%  - Power Financial Corporation (Canada) - Holding Company
         54.04% - Investors Group Inc. (Canada) - Investment Company
                     100.0% - Investors Group Trustco Inc. (Canada) - Holding Corporation
                         100.0% - I.G. Investment Management, Ltd. (Canada) - Investment Management Corporation
                  100.0% - Mackenzie Financial Corporation (Ontario) - Investment Management and Wholesale Distribution
                           Corporation)
                  100.0% - Mackenzie Investment Management Inc. (Delaware) - Investment Management Corporation
                           100.0% - Ivy Management, Inc. (Massachusetts) - Investment Adviser
                           100.0% - Ivy Management Distributors Inc. (Florida) - Securities Broker/Dealer
                           100.0% - Ivy Mackenzie Services Corp. (Florida) - Transfer Agent
               81.03%  - Great-West Lifeco Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
                       100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                           100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                        100.0%  - Great-West Life & Annuity Capital I (Delaware) - Business Trust
                  100.0%  - Great-West Life & Annuity Insurance Company (Colorado) - Life and Health Insurance
                            Company
                          100.0% - First Great-West Life & Annuity Insurance Company (New York) - Life and Health Insurance
                                   Company
                          100.0% - Advised Assets Group, LLC (Colorado) - Investment Adviser
                          100.0% - Alta Health & Life Insurance Company (Indiana) - Life and Health Insurance Company
                                    100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                           100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                                    100.0%  - BenefitsCorp Equities, Inc. (Delaware) - Securities Broker/Dealer
                                    100.0% - BCC Corp of Wyoming, Inc. (Wyoming) - Insurance Agency
                           100.0%  - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party Administrator
                                    100.0%  - NPC Securities, Inc. (California) - Securities Broker/Dealer
                                    100.0%  - Deferred Comp of Michigan, Inc. (Michigan) - Third Party Administrator
                                    100.0%  - National Plan Coordinators of Washington, Inc. (Washington) - Third Party
                                              Administrator
                                    100.0%  - National Plan Coordinators of Ohio, Inc. (Ohio) - Third Party Administrator
                                    100.0%  - Renco, Inc. (Delaware) - Third Party Administrator
                                    100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc. (Massachusetts)- Insurance
                                              Agency
                           100.0%  - One Benefits, Inc. (Colorado) - Holding Company
                                    100.0% - One Health Plan of Alaska, Inc.(Alaska) - Preferred Provider Organization
                                    100.0% - One Health Plan of Arizona, Inc. (Arizona) - Health Maintenance Organization
                                    100.0% - One of Arizona, Inc. (Arizona) - Preferred Provider Organization
                                    100.0% - One Health Plan of California, Inc. (California) - Health Maintenance Organization
                                    100.0% - One Health Plan of Colorado, Inc. (Colorado)- Health Maintenance Organization
                                    100.0% - One Health Plan of Florida, Inc. (Florida) - Health Maintenance Organization
                                    100.0% - One Health Plan of Georgia, Inc. (Georgia) - Health Maintenance Organization
                                    100.0% - One Health Plan of Illinois, Inc. (Illinois) - Health Maintenance Organization
                                    100.0% - One Health Plan of Indiana, Inc. (Indiana) - Health Maintenance Organization
                                    100.0% - One Health Plan of Kansas/Missouri, Inc. (Kansas) - Health Maintenance Organization
                                    100.0% - One Health Plan of Maine, Inc. (Maine) - Preferred Provider Organization
                                    100.0% - One Health Plan of Massachusetts, Inc. (Massachusetts) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan of Michigan, Inc. (Michigan) - Preferred Provider Organization
                                    100.0% - One Health Plan of Minnesota, Inc. (Minnesota) - Preferred Provider Organization
                                    100.0% - One Health Plan of Nevada, Inc. (Nevada) - Preferred Provider Organization
                                    100.0% - One Health Plan of New Hampshire, Inc. (New Hampshire) - Preferred Provider
                                             Organization
                                    100.0% - One Health Plan of New Jersey, Inc. (New Jersey) - Health Maintenance Organization
                                    100.0% - One Health Plan of New York, Inc. (New York) - Preferred Provider Organization
                                    100.0% - One Health Plan of North Carolina, Inc. (North Carolina) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan of Ohio, Inc. (Ohio) - Health Maintenance Organization
                                    100.0% - One Health Plan of Oregon, Inc. (Oregon) - Health Maintenance Organization
                                    100.0% - One Health Plan of Pennsylvania, Inc. (Pennsylvania) - Health Maintenance Organization
                                    100.0% - One Health Plan of South Carolina, Inc. (South Carolina) - Preferred Provider
                                             Organization
                                    100.0% - One Health Plan of Tennessee, Inc. (Tennessee) - Health Maintenance Organization
                                    100.0% - One Health Plan of Texas, Inc. (Texas) - Health Maintenance Organization
                                    100.0% - One Health Plan, Inc. (Vermont) - Preferred Provider Organization
                                    100.0% - One Health Plan of Virginia, Inc. (Virginia) - Preferred Provider Organization
                                    100.0% - One Health Plan of Washington, Inc. (Washington) - Health Maintenance Organization
                                    100.0% - One Health Plan of Wisconsin, Inc. (Wisconsin) - Preferred Provider Organization
                                    100.0% - One Health Plan of Wyoming, Inc. (Wyoming) - Preferred Provider Organization
                                    100.0% - One Orchard Equities, Inc. (Colorado) - Securities
                                    Broker/Dealer
                           100.0%  - Financial Administrative Services Corporation (Colorado) - Third Party Administrator
                           100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                             50.0%  - Westkin Properties Ltd. (California) - Real Property Corporation
                           100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company
                             92.1%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                           100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser
                                    100.0%  - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                    100.0%  - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer
                             86.8%  - Orchard Series Fund (Delaware) - Investment Company
                                    100.0%  - Orchard Trust Company (Colorado) - Trust Company

Item 27. Number of Contractowners


         As of March 31, 2002, there were 447 owners of non-qualified Contracts offered by means of the prospectus contained herein. The Depositor, through the Registrant, issues other contracts by means of other prospectuses. As of March 31, 2002, the number of owners of these other contracts was 11,155, 61 qualified contractowners and 11,094 non-qualified contractowners..


Item 28. Indemnification

         Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                        Colorado Business Corporation Act

    Article 109 - INDEMNIFICATION

    Section 7-109-101.  Definitions.

             As used in this Article:

             (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.


             (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promotor, or a trustee of or to hold any similar position with, another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.


             (3)      "Expenses" includes counsel fees.

             (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

             (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in
             Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

     (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

             (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

    Section 7-109-102.  Authority to indemnify directors.

             (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

     (a) The person conducted himself or herself in good faith; and

                      (b)     The person reasonably believed:

     (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

     (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

(c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

             (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection
             (1) of this section.

             (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

     (4) A corporation may not indemnify a director under this section:

     (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                      (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

             (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

    Section 7-109-103.  Mandatory Indemnification of Directors.

                      Unless limited by the articles of incorporation, a
             corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

    Section 7-109-104.  Advance of Expenses to Directors.

             (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:


     (a) The director furnishes the corporation a written affirmation of the director's good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;


                      (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                      (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

             (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

             (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

    Section 7-109-105.  Court-Ordered Indemnification of Directors.

             (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                      (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                      (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in
                      Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106.   Determination  and  Authorization  of  Indemnification  of
Directors.

             (1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

     (2) The determinations required by under subsection (1) of this section shall be made:

                      (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                      (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

             (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                      (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                      (b)     By the shareholders.

             (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

     (1) Unless otherwise provided in the articles of incorporation:

                      (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

     (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                      (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

    Section 7-109-108.  Insurance.


                      A corporation may purchase and maintain insurance on
             behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan, against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.


    Section 7-109-109.  Limitation of Indemnification of Directors.

             (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

             (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

    Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

                      If a corporation indemnifies or advances expenses to a
             director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                                      Bylaws of GWL&A

             Article II, Section 11.  Indemnification of Directors.
                                      ----------------------------

                      The Company may, by resolution of the Board of Directors,
             indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own wilful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.


Item 29.     Principal Underwriter

(a) (a) Charles Schwab & Co., Inc. ("Schwab") is the distributor of securities of the Registrant. Schwab also serves as distributor or principal underwriter for the First Great-West Life & Annuity Insurance Company Variable Annuity-1 Series Account, The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Investments, and Excelsior Venture Investorrs III LLC.

(b)      Directors and Officers of Schwab



                Name                     Principal Business             Position and Offices with Underwriter
                                               Address
Charles R. Schwab                                (1)             Chairman, Director
David S. Pottruck                                (1)             President, Chief Executive Officer, Director
Lon Gorman                                       (1)             Vice Chairman and Enterprise President - Schwab
                                                                 Capital Markets
John P. Coghlan                                  (1)             Vice Chairman and Enterprise President - Schwab
                                                                 Institutional
Dawn G. Lepore                                   (1)             Vice Chairman, Executive Vice President and Chief
                                                                 Information Officer
Gideon Sasson                                    (1)             Enterprise President - Brokerage Operations
Karen W.  Chang                                  (1)             Enterprise President - General Investor Services
Carrie Dwyer                                     (1)             Executive Vice President - Corporate Oversight and
                                                                 Corporate Secretary
Parkash P. Ahuja                                 (1)             Executive Vice President - Corporate Services
Geoffrey J. Penney                               (1)             Executive Vice President and Chief Information
                                                                 Officer
Bryce R. Lensing                                 (1)             Executive Vice President - Global Risk Management
Michael S. Knight                                (1)             Executive Vice President - Head of Branches
Mary S. McLeod                                   (1)             Executive Vice President - Human Resources
John P. McGonigle                                (1)             Executive Vice President - Mutual Funds
James M. Hackley                                 (1)             Executive Vice President - Retail Client Services
Maurisa Sommerfield                              (1)             Executive Vice President - Retail Client Services
Walter W. Bettinger, II                          (1)             Executive Vice President - Retirement Plan Services
Jeremiah H. Chafkin                              (1)             Executive Vice President - Investment Advice and
                                                                 Products
Frederick E. Matteson                            (1)             Executive Vice President - Schwab Technology
                                                                 Services
Elizabeth G. Sawi                                (1)             Executive Vice President
Christopher V. Dodds                             (1)             Executive Vice President, Chief Financial Officer,
                                                                 Director
Daniel O. Leemon                                 (1)             Executive Vice President and Chief Strategy Officer
Jeffrey Lyons                                    (1)             Executive Vice President, Asset Management
                                                                 Products & Services
Deborah D. McWhinney                             (1)             Executive Vice President - Schwab Institutional
David Dibble                                     (1)             Executive Vice President - Schwab Technology
William M. Thomas                                (1)             Senior Vice President - Fund Administration
Ron Carter                                       (1)             Senior Vice President - Mutual Fund Operations
Colleen M. Hummer                                (1)             Senior Vice President - Investment Advice and
                                                                 Products
Michelle M. Swenson                              (1)             Senior Vice President - Mutual Funds Marketing and
                                                                 Development
Daniel J. Keller                                 (1)             Senior Vice President - Mutual Funds Technology
Martha J. Deevy                                  (1)             Senior Vice President - Electronic Brokerage
                                                                 Business Development and Marketing
Joseph R. Martinetto                             (1)             Senior Vice President - Retail Finance
Willie C. Bogan                                  (1)             Vice President and Assistant Corporate Secretary
R. Scott McMillen                                (1)             Vice President and Assistant Corporate Secretary
Jane E. Fry                                      (1)             Assistant Corporate Secretary



--------------------------------------

(1) 101 Montgomery, San Francisco, California  94104.


             (c) Commissions and other compensation received by Principal
    Underwriter during registrant's last fiscal year:

                          Net
Name of               Underwriting              Compensation
Principal             Discounts and                  on                     Brokerage
Underwriter            Commissions               Redemption              Commissions        Compensation

Schwab                      -0-                               -0-                      -0-                -0-



Item 30.     Location of Accounts and Records

             All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111 and through AnnuityNet, Inc., 108-G South Street, Leesburg, Virginia 20175.

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act of 1933 Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 16th day of April, 2002.

                      VARIABLE ANNUITY-1 SERIES ACCOUNT
                      (Registrant)


                      By:      /s/ William T. McCallum
                               --------------------------------------------
                               William T. McCallum, President
                               and Chief Executive Officer of
                               Great-West Life & Annuity
                               Insurance Company


                      GREAT-WEST LIFE & ANNUITY
                      INSURANCE COMPANY
                      (Depositor)


                      By:      /s/ William T. McCallum
                               --------------------------------------------
                               William T. McCallum, President
                               and Chief Executive Officer

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:


Signature and Title                                                             Date


/s/ Robert Gratton*                                                             April 16, 2002
Director and Chairman of the Board,
Robert Gratton


/s/ William T. McCallum                                                         April 16, 2002
Director, President and Chief Executive
Officer, William T. McCallum


/s/ Mitchell T.G. Graye                                                         April 16, 2002
Executive Vice President and Chief
Financial Officer, Mitchell T.G. Graye


/s/ James Balog*                                                                April 16, 2002
Director, James Balog


/s/ James W. Burns*                                                             April 16, 2002
Director, James W. Burns

Signature and Title                                                             Date



/s/ Orest T. Dackor*                                                            April 16, 2002
Director, Orest T. Dackow



Director, Andre Desmarais


/s/ Paul Desmarais, Jr.*                                                        April 16, 2002
Director, Paul Desmarais, Jr.


/s/ Kevin P. Kavanagh*                                                          April 16, 2002
Director, Kevin P. Kavanagh


/s/ William Mackness*                                                           April 16, 2002
Director, William Mackness


/s/ Jerry E.A. Nickerson*                                                       April 16, 2002
Director, Jerry E.A. Nickerson


/s/ P. Michael Pitfield*                                                        April 16, 2002
Director, P. Michael Pitfield


/s/ Michel Plessis-Belair*                                                      April 16, 2002
Director, Michel Plessis-Belair


/s/ Brian E. Walsh*                                                             April 16, 2002
Director, Brian E. Walsh



*By:     /s/ D.C. Lennox                                                        April 16, 2002
         D. C. Lennox

         Attorney-in-fact pursuant to Powers of Attorney incorporated by reference.

                                   EXHIBIT 8

                          FUND PARTICIPATION AGREEMENT

                       Berger Institutional Products Trust





                                TABLE OF CONTENTS


ARTICLE I.               Sale of Fund Shares......................................................................4

ARTICLE II.              Representations and Warranties...........................................................7

ARTICLE III.             Prospectuses and Proxy Statements; Voting...............................................11

ARTICLE IV.              Sales Material and Information..........................................................14

ARTICLE V.               Fees and Expenses.......................................................................16

ARTICLE VI.              Diversification and Qualification.......................................................17

ARTICLE VII.             Potential Conflicts and Compliance With
                         Mixed and Shared Funding Exemptive Order ...............................................21

ARTICLE VIII.            Indemnification ........................................................................24

ARTICLE IX.              Applicable Law..........................................................................37

ARTICLE X.               Termination.............................................................................38

ARTICLE XI.              Notices.................................................................................41

ARTICLE XII.             Miscellaneous...........................................................................42

SCHEDULE A               Contracts...............................................................................46

SCHEDULE B               Designated Portfolios...................................................................47

SCHEDULE C               Administrative Services.................................................................48

SCHEDULE D               Reports per Section 6.6.................................................................49

SCHEDULE E               Expenses................................................................................52


                             PARTICIPATION AGREEMENT

                                      Among

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                      BERGER INSTITUTIONAL PRODUCTS TRUST,

                            BERGER ASSOCIATES, INC.,

                            BERGER DISTRIBUTORS, INC.

                                       and

                           CHARLES SCHWAB & CO., INC.



         THIS AGREEMENT, made and entered into as of this ____ day of _______________, 1997 by and among GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (hereinafter "GWL&A"), a Colorado life insurance company, on its own behalf and on behalf of its Separate Account Variable Annuity-1 Series Account (the "Account"); BERGER INSTITUTIONAL PRODUCTS TRUST, a Delaware Business Trust (hereinafter the "Fund"); BERGER ASSOCIATES, INC. (hereinafter the "Adviser"), a corporation organized under the laws of Delaware; BERGER DISTRIBUTORS, INC., a corporation organized under the laws of Colorado (hereinafter the "Distributor"); and CHARLES SCHWAB & CO., INC., a California corporation (hereinafter "Schwab").

         WHEREAS, the Fund engages in business as an open-end management investment company and is available to act as the investment vehicle for separate accounts established for variable life insurance policies and/or variable annuity contracts (collectively, the "Variable Insurance Products") to be offered by insurance companies, including GWL&A, which have entered into participation agreements similar to this Agreement (hereinafter "Participating Insurance Companies"); and

         WHEREAS, the beneficial interest in the Fund is divided into several series of shares, each designated a "Portfolio" and representing the interest in a particular managed portfolio of securities and other assets; and

         WHEREAS, the Fund has obtained an order from the Securities and Exchange Commission (hereinafter the "SEC"), dated April 24, 1996 (File No. 812-9852), granting Participating Insurance Companies and variable annuity and variable life insurance separate accounts exemptions from the provisions of sections 9(a), 13(a), 15(a), and 15(b) of the Investment Company Act of 1940, as amended, (hereinafter the "1940 Act") and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, to the extent necessary to permit shares of the Fund to be sold to and held by variable annuity and variable life insurance separate accounts of life insurance companies that may or may not be affiliated with one another and qualified pension and retirement plans ("Qualified Plans") (hereinafter the "Mixed and Shared Funding Exemptive Order"); and

         WHEREAS, the Fund is registered as an open-end management investment company under the 1940 Act and shares of the Portfolio(s) are registered under the Securities Act of 1933, as amended (hereinafter the "1933 Act"); and

         WHEREAS, the Adviser is duly registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and any applicable state securities laws; and

         WHEREAS, the Distributor is duly registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, (the "1934 Act") and is a member in good standing of the National Association of Securities Dealers, Inc. (the "NASD"); and

         WHEREAS, GWL&A has registered certain variable annuity contracts supported wholly or partially by the Account (the "Contracts") under the 1933 Act and said Contracts are listed in Schedule A attached hereto and incorporated herein by reference, as such Schedule may be amended from time to time by mutual written agreement; and

         WHEREAS, the Account is a duly organized, validly existing segregated asset account, established by resolution of the Board of Directors of GWL&A on July 24, 1995, under the insurance laws of the State of Colorado, to set aside and invest assets attributable to the Contracts; and

         WHEREAS, GWL&A has registered the Account as a unit investment trust under the 1940 Act and has registered the securities deemed to be issued by the Account under the 1933 Act; and

         WHEREAS, to the extent permitted by applicable insurance laws and regulations, GWL&A intends to purchase shares in the Portfolio(s) listed in Schedule B attached hereto and incorporated herein by reference, as such Schedule may be amended from time to time by mutual written agreement (the "Designated Portfolio(s)"), on behalf of the Account to fund the Contracts, and the Fund is authorized to sell such shares to unit investment trusts such as the Account at net asset value; and

         WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Account also intends to purchase shares in other open-end investment companies or series thereof not affiliated with the Fund (the "Unaffiliated Funds") on behalf of the Account to fund the Contracts; and

     WHEREAS, Schwab will perform certain services for the Fund in connection with the Contracts;

         NOW, THEREFORE, in consideration of their mutual promises, GWL&A, Schwab, the Fund, the Distributor and the Adviser agree as follows:

ARTICLE I.                 Sale of Fund Shares

         1.1. The Fund agrees to sell to GWL&A those shares of the Designated Portfolio(s) which the Account orders, executing such orders on each Business Day at the net asset value next computed after receipt by the Fund or its designee of the order for the shares of the Portfolios. For purposes of this
Section 1.1, GWL&A shall be the designee of the Fund for receipt of such orders and receipt by such designee shall constitute receipt by the Fund, provided that the Fund receives notice of any such order by 10:00 a.m. Eastern time on the next following Business Day. "Business Day" shall mean any day on which the New York Stock Exchange is open for trading and on which the Fund calculates its net asset value pursuant to the rules of the SEC.

         1.2. The Fund agrees to make shares of the Designated Portfolio(s) available for purchase at the applicable net asset value per share by GWL&A and the Account on those days on which the Fund calculates its Designated Portfolio(s)' net asset value pursuant to rules of the SEC, and the Fund shall calculate such net asset value on each day which the New York Stock Exchange is open for trading. Notwithstanding the foregoing, the Board of Trustees of the Fund (hereinafter the "Board") may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board acting in good faith and in light of its fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

         1.3. The Fund will not sell shares of the Designated Portfolio(s) to any other Participating Insurance Company separate account unless an agreement containing provisions substantially the same as Sections 2.1, 3.5, 3.6, 3.7, and
Article VII of this Agreement is in effect to govern such sales.

         1.4. The Fund agrees to redeem for cash, on GWL&A's request, any full or fractional shares of the Fund held by GWL&A, executing such requests on each Business Day at the net asset value next computed after receipt by the Fund or its designee of the request for redemption. However, if one or more of the Designated Portfolios has determined to settle redemption transactions for all of its shareholders on a delayed basis (more than one Business Day, but in no event more than three Business Days, after the date on which the redemption order is received, unless otherwise permitted by an order of the Commission under Section 22(e) of the 1940 Act), the Fund shall be permitted to delay sending redemption proceeds to GWL&A by the same number of days that the Fund is delayed sending redemption proceeds to the other shareholders of the Fund. This
Section 1.4 may be amended, in writing, by the parties consistent with the requirements of the 1940 Act and interpretations thereof. For purposes of this
Section 1.4, GWL&A shall be the designee of the Fund for receipt of requests for redemption and receipt by such designee shall constitute receipt by the Fund, provided that the Fund receives notice of any such request for redemption by 10:00 A.M. Eastern time on the next following Business Day.

         1.5. The Parties hereto acknowledge that the arrangement contemplated by this Agreement is not exclusive; the Fund's shares may be sold to other Participating Insurance Companies (subject to Section 1.3 and Article VI hereof) and the cash value of the Contracts may be invested in other investment companies.

         1.6. GWL&A shall pay for Fund shares by 3:00 p.m. Eastern time on the next Business Day after an order to purchase Fund shares is made in accordance with the provisions of Section 1.1 hereof. Payment shall be in federal funds transmitted by wire and/or by a credit for any shares redeemed the same day as the purchase.

         1.7. The Fund shall pay and transmit the proceeds of redemptions of Fund shares by 3:00 p.m. Eastern Time on the next Business Day after a redemption order is received in accordance with Section 1.4 hereof. Payment shall be in federal funds transmitted by wire and/or a credit for any shares purchased the same day as the redemption.

         1.8. Issuance and transfer of the Fund's shares will be by book entry only. Stock certificates will not be issued to GWL&A or the Account. Shares ordered from the Fund will be recorded in an appropriate title for the Account or the appropriate sub-account of the Account.

         1.9. The Fund shall furnish same day notice (by wire or telephone, followed by written confirmation) to GWL&A of any income, dividends or capital gain distributions payable on the Designated Portfolio(s)' shares. GWL&A hereby elects to receive all such income dividends and capital gain distributions as are payable on the Portfolio shares in additional shares of that Portfolio. GWL&A reserves the right to revoke this election and to receive all such income dividends and capital gain distributions in cash. The Fund shall notify GWL&A by the end of the next following Business Day of the number of shares so issued as payment of such dividends and distributions.

         1.10. The Fund shall make the net asset value per share for each Designated Portfolio available to GWL&A on each Business Day as soon as reasonably practical after the net asset value per share is calculated and shall use its best efforts to make such net asset value per share available by 6:00 p.m. Eastern time. In the event of an error in the computation of a Designated Portfolio's net asset value per share ("NAV") or any dividend or capital gain distribution (each, a "pricing error"), the Adviser or the Fund shall immediately notify GWL&A as soon as possible after discovery of the error. Such notification may be verbal, but shall be confirmed promptly in writing in accordance with Article XI of this Agreement. A pricing error shall be corrected as follows: (a) if the pricing error results in a difference between the erroneous NAV and the correct NAV of less than $0.01 per share, then no corrective action need be taken; (b) if the pricing error results in a difference between the erroneous NAV and the correct NAV equal to or greater than $0.01 per share, but less than 1/2 of 1% of the Designated Portfolio's NAV at the time of the error, then the Adviser shall reimburse the Designated Portfolio for any loss, after taking into consideration any positive effect of such error; however, no adjustments to Contractowner accounts need be made; and
(c) if the pricing error results in a difference between the erroneous NAV and the correct NAV equal to or greater than 1/2 of 1% of the Designated Portfolio's NAV at the time of the error, then the Adviser shall reimburse the Designated Portfolio for any loss (without taking into consideration any positive effect of such error) and shall reimburse GWL&A for the costs of adjustments made to correct Contractowner accounts in accordance with the provisions of Schedule E. If an adjustment is necessary to correct a material error which has caused Contractowners to receive less than the amount to which they are entitled, the number of shares of the applicable sub-account of such Contractowners will be adjusted and the amount of any underpayments shall be credited by the Adviser to GWL&A for crediting of such amounts to the applicable Contractowners accounts. Upon notification by the Adviser of any overpayment due to a material error, GWL&A or Schwab, as the case may be, shall promptly remit to Adviser any overpayment that has not been paid to Contractowners; however, Adviser acknowledges that Schwab and GWL&A do not intend to seek additional payments from any Contractowner who, because of a pricing error, may have underpaid for units of interest credited to his/her account. In no event shall Schwab or GWL&A be liable to Contractowners for any such adjustments or underpayment amounts. A pricing error within categories (b) or (c) above shall be deemed to be "materially incorrect" or constitute a "material error" for purposes of this Agreement.

         The standards set forth in this Section 1.10 are based on the Parties' understanding of the views expressed by the staff of the Securities and Exchange Commission ("SEC") as of the date of this Agreement. In the event the views of the SEC staff are later modified or superseded by SEC or judicial interpretation, the parties shall amend the foregoing provisions of this Agreement to comport with the appropriate applicable standards, on terms mutually satisfactory to all Parties.

ARTICLE II.       Representations and Warranties

         2.1. GWL&A represents and warrants that the Contracts and the securities deemed to be issued by the Account under the Contracts are or will be registered under the 1933 Act; that the Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws and that the sale of the Contracts shall comply in all material respects with state insurance suitability requirements. GWL&A further represents and warrants that it is an insurance company duly organized and in good standing under applicable law and that it has legally and validly established the Account prior to any issuance or sale of units thereof as a segregated asset account under
Section 10-7-401, et. seq. of the Colorado Insurance Law and has registered the Account as a unit investment trust in accordance with the provisions of the 1940 Act to serve as a segregated investment account for the Contracts and that it will maintain such registration for so long as any Contracts are outstanding as required by applicable law.

         2.2. The Fund represents and warrants that Designated Portfolio(s) shares sold pursuant to this Agreement shall be registered under the 1933 Act, duly authorized for issuance and sold in compliance with all applicable federal securities laws including without limitation the 1933 Act, the 1934 Act, and the 1940 Act and that the Fund is and shall remain registered under the 1940 Act. The Fund shall amend the registration statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares.

         2.3. The Fund reserves the right to adopt a plan pursuant to Rule 12b-1 under the 1940 Act and to impose an asset-based or other charge to finance distribution expenses as permitted by applicable law and regulation. In any event, the Fund and Adviser agree to comply with applicable provisions and SEC staff interpretations of the 1940 Act to assure that the investment advisory or management fees paid to the Adviser by the Fund are in accordance with the requirements of the 1940 Act. To the extent that the Fund decides to finance distribution expenses pursuant to Rule 12b-1, the Fund undertakes to have its Board, a majority of whom are not interested persons of the Fund, formulate and approve any plan pursuant to Rule 12b-1 under the 1940 Act to finance distribution expenses.

         2.4. The Fund represents and warrants that it will make every effort to ensure that the investment policies, fees and expenses of the Designated Portfolio(s) are and shall at all times remain in compliance with the insurance and other applicable laws of the State of Colorado and any other applicable state to the extent required to perform this Agreement. The Fund further represents and warrants that it will make every effort to ensure that Designated Portfolio(s) shares will be sold in compliance with the insurance laws of the State of Colorado and all applicable state insurance and securities laws. The Fund shall register and qualify the shares for sale in accordance with the laws of the various states if and to the extent required by applicable law. GWL&A and the Fund will endeavor to mutually cooperate with respect to the implementation of any modifications necessitated by any change in state insurance laws, regulations or interpretations of the foregoing that affect the Designated Portfolio(s) (a "Law Change"), and to keep each other informed of any Law Change that becomes known to either party. In the event of a Law Change, the Fund agrees that, except in those circumstances where the Fund has advised GWL&A that its Board of Directors has determined that implementation of a particular Law Change is not in the best interest of all of the Fund's shareholders with an explanation regarding why such action is lawful, any action required by a Law Change will be taken.

         2.5. The Fund represents and warrants that it is lawfully organized and validly existing under the laws of the State of Delaware and that it does and will comply in all material respects with the 1940 Act.

         2.6. The Adviser represents and warrants that it is and shall remain duly registered under all applicable federal and state securities laws and that it shall perform its obligations for the Fund in compliance in all material respects with the laws of the State of Delaware and any applicable state and federal securities laws.

         2.7. The Distributor represents and warrants that it is and shall remain duly registered under all applicable federal and state securities laws and that it shall perform its obligations for the Fund in compliance in all material respects with the laws of the State of Colorado and any applicable state and federal securities laws.

         2.8. The Fund and the Adviser represent and warrant that all of their respective officers, employees, investment advisers, and other individuals or entities dealing with the money and/or securities of the Fund are, and shall continue to be at all times, covered by one or more blanket fidelity bonds or similar coverage for the benefit of the Fund in an amount not less than the minimal coverage required by Rule 17g-1 under the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid bonds shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

         2.9. Schwab represents and warrants that it has completed, obtained and performed, in all material respects, all registrations, filings, approvals, and authorizations, consents and examinations required by any government or governmental authority as may be necessary to perform this Agreement. Schwab does and will comply, in all material respects, with all applicable laws, rules and regulations in the performance of its obligations under this Agreement.

         2.10. The Fund will provide GWL&A with as much advance notice as is reasonably practicable of any material change affecting the Designated Portfolio(s) (including, but not limited to, any material change in the registration statement or prospectus affecting the Designated Portfolio(s)) and any proxy solicitation affecting the Designated Portfolio(s) and consult with GWL&A in order to implement any such change in an orderly manner, recognizing the expenses of changes and attempting to minimize such expenses by implementing them in conjunction with regular annual updates of the prospectus for the Contracts. The Fund agrees to share equitably in expenses incurred by GWL&A as a result of actions taken by the Fund, consistent with the allocation of expenses contained in Schedule E attached hereto and incorporated herein by reference.

         2.11. GWL&A represents and warrants, for purposes other than diversification under Section 817 of the Internal Revenue Code of 1986 as amended ("the Code"), that the Contracts are currently and at the time of issuance will be treated as annuity contracts under applicable provisions of the Code, and that it will make every effort to maintain such treatment and that it will notify Schwab, the Fund, the Distributor and the Adviser immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future. In addition, GWL&A represents and warrants that the Account is a "segregated asset account" and that interests in the Account are offered exclusively through the purchase of or transfer into a "variable contract" within the meaning of such terms under
Section 817 of the Code and the regulations thereunder. GWL&A will use every effort to continue to meet such definitional requirements, and it will notify Schwab, the Fund, the Distributor and the Adviser immediately upon having a reasonable basis for believing that such requirements have ceased to be met or that they might not be met in the future. GWL&A represents and warrants that it will not purchase Fund shares with assets derived from tax-qualified retirement plans except, indirectly, through Contracts purchased in connection with such plans.

ARTICLE III.      Prospectuses and Proxy Statements; Voting

         3.1. At least annually, the Adviser or Distributor shall provide GWL&A and Schwab with as many copies of the Fund's current prospectus for the Designated Portfolio(s) as GWL&A and Schwab may reasonably request for marketing purposes (including distribution to Contractowners with respect to new sales of a Contract), with expenses to be borne in accordance with Schedule E hereof. If requested by GWL&A in lieu thereof, the Adviser, Distributor or Fund shall provide such documentation (including a camera-ready copy and computer diskette of the current prospectus for the Designated Portfolio(s)) and other assistance as is reasonably necessary in order for GWL&A once each year (or more frequently if the prospectuses for the Designated Portfolio(s) are amended) to have the prospectus for the Contracts and the Fund's prospectus for the Designated Portfolio(s) printed together in one document. The Fund and Adviser agree that the prospectus (and semi-annual and annual reports) for the Designated Portfolio(s) will describe only the Designated Portfolio(s) and will not name or describe any other portfolios or series that may be in the Fund unless required by law.

         3.2. If applicable state or federal laws or regulations require that the Statement of Additional Information ("SAI") for the Fund be distributed to all Contractowners, then the Fund, Distributor and/or the Adviser shall provide GWL&A with copies of the Fund's SAI or documentation thereof for the Designated Portfolio(s) in such quantities, with expenses to be borne in accordance with Schedule E hereof, as GWL&A may reasonably require to permit timely distribution thereof to Contractowners. The Adviser, Distributor and/or the Fund shall also provide SAIs to any Contractowner or prospective owner who requests such SAI from the Fund (although it is anticipated that such requests will be made to GWL&A or Schwab).

         3.3. The Fund, Distributor and/or Adviser shall provide GWL&A and Schwab with copies of the Fund's proxy material, reports to stockholders and other communications to stockholders for the Designated Portfolio(s) in such quantity, with expenses to be borne in accordance with Schedule E hereof, as GWL&A may reasonably require to permit timely distribution thereof to Contractowners.

         3.4. It is understood and agreed that, except with respect to information regarding GWL&A or Schwab provided in writing by that party, neither GWL&A nor Schwab are responsible for the content of the prospectus or SAI for the Designated Portfolio(s). It is also understood and agreed that, except with respect to information regarding the Fund, the Distributor, the Adviser or the Designated Portfolio(s) provided in writing by the Fund, the Distributor or the Adviser, neither the Fund, Distributor nor Adviser are responsible for the content of the prospectus or SAI for the Contracts.

         3.5.     If and to the extent required by law GWL&A shall:

(i) solicit voting instructions from Contractowners;

(ii) vote the Designated Portfolio(s) shares held in the Account in accordance with instructions received from Contractowners: and

(iii) vote Designated Portfolio shares held in the Account for which no instructions have been received in the same proportion as Designated Portfolio(s) shares for which instructions have been received from Contractowners, so long as and to the extent that the SEC continues to interpret the 1940 Act to require pass-through voting privileges for variable contract owners. GWL&A reserves the right to vote Fund shares held in any segregated asset account in its own right, to the extent permitted by law.

         3.6. GWL&A shall be responsible for assuring that each of its separate accounts holding shares of a Designated Portfolio calculates voting privileges as directed by the Fund and agreed to by GWL&A and the Fund. The Fund agrees to promptly notify GWL&A of any changes of interpretations or amendments of the Mixed and Shared Funding Exemptive Order. GWL&A shall fulfill its obligations under, and abide by the terms of, the Mixed and Shared Funding Exemptive Order.

         3.7. The Fund will comply with all provisions of the 1940 Act requiring voting by shareholders, and in particular the Fund will either provide for annual meetings (except insofar as the SEC may interpret Section 16 of the 1940 Act not to require such meetings) or, as the Fund currently intends, comply with
Section 16(c) of the 1940 Act (although the Fund is not one of the trusts described in Section 16(c) of that Act) as well as with Sections 16(a) and, if and when applicable, 16(b). Further, the Fund will act in accordance with the SEC's interpretation of the requirements of Section 16(a) with respect to periodic elections of directors or trustees and with whatever rules the Commission may promulgate with respect thereto.

ARTICLE IV.       Sales Material and Information

         4.1. GWL&A and Schwab shall furnish, or shall cause to be furnished, to the Fund or its designee, a copy of each piece of sales literature or other promotional material that GWL&A or Schwab, respectively, develops or proposes to use and in which the Fund (or a Portfolio thereof), its Adviser or one of its sub-advisers or the Distributor is named in connection with the Contracts, at least ten (10) Business Days prior to its use. No such material shall be used if the Fund or its designee objects to such use within five (5) Business Days after receipt of such material.

         4.2. GWL&A and Schwab shall not give any information or make any representations or statements on behalf of the Fund in connection with the sale of the Contracts other than the information or representations contained in the registration statement or prospectus for the Fund shares, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports or proxy statements for the Fund, or in sales literature or other promotional material approved by the Fund, Distributor or Adviser, except with the permission of the Fund, Distributor or Adviser.

         4.3. The Fund or the Adviser shall furnish, or shall cause to be furnished, to GWL&A and Schwab, a copy of each piece of sales literature or other promotional material in which GWL&A and/or its separate account(s), or Schwab is named at least ten (10) Business Days prior to its use. No such material shall be used if GWL&A or Schwab objects to such use within five (5) Business Days after receipt of such material.

         4.4. The Fund, the Distributor and the Adviser shall not give any information or make any representations on behalf of GWL&A or concerning GWL&A, the Account, or the Contracts other than the information or representations contained in a registration statement or prospectus for the Contracts, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports for the Account, or in sales literature or other promotional material approved by GWL&A or its designee, except with the permission of GWL&A.

         4.5. GWL&A, the Fund, the Distributor and the Adviser shall not give any information or make any representations on behalf of or concerning Schwab, or use Schwab's name except with the permission of Schwab.

         4.6. The Fund will provide to GWL&A and Schwab at least one complete copy of all registration statements, prospectuses, SAIs, reports, proxy statements, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Designated Portfolio(s), contemporaneously with the filing of such document(s) with the SEC or NASD or other regulatory authorities.

         4.7. GWL&A or Schwab will provide to the Fund at least one complete copy of all registration statements, prospectuses, SAIs, reports, solicitations for voting instructions, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Contracts or the Account, contemporaneously with the filing of such document(s) with the SEC, NASD, or other regulatory authority.

         4.8. For purposes of Articles IV and VIII, the phrase "sales literature and other promotional material" includes, but is not limited to, advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media; e.g., on-line networks such as the Internet or other electronic media), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, and registration statements, prospectuses, SAIs, shareholder reports, and proxy materials and any other material constituting sales literature or advertising under the NASD rules, the 1933 Act or the 1940 Act.

         4.9. At the request of any party to this Agreement, each other party will make available to the other party's independent auditors and/or representative of the appropriate regulatory agencies, all records, data and access to operating procedures that may be reasonably requested in connection with compliance and regulatory requirements related to this Agreement or any party's obligations under this Agreement.

ARTICLE V.        Fees and Expenses

         5.1. The Fund, the Distributor and the Adviser shall pay no fee or other compensation to GWL&A under this Agreement, and GWL&A and Schwab shall pay no fee or other compensation to the Fund, Distributor or Adviser under this Agreement, although the parties hereto will bear certain expenses in accordance with Schedule E, Articles III, V, and other provisions of this Agreement.

         5.2. All expenses incident to performance by the Fund, the Distributor and the Adviser under this Agreement shall be paid by the appropriate party, as further provided in Schedule E. The Fund shall see to it that all shares of the Designated Portfolio(s) are registered and authorized for issuance in accordance with applicable federal law and, if and to the extent required, in accordance with applicable state laws prior to their sale.

         5.3. The parties shall bear the expenses of routine annual distribution (mailing costs) of the Fund's prospectus and distribution (mailing costs) of the Fund's proxy materials and reports to owners of Contracts offered by GWL&A, in accordance with Schedule E.

         5.4. The Fund, the Distributor and the Adviser acknowledge that a principal feature of the Contracts is the Contractowner's ability to choose from a number of unaffiliated mutual funds (and portfolios or series thereof), including the Designated Portfolio(s) and the Unaffiliated Funds, and to transfer the Contract's cash value between funds and portfolios. The Fund, the Distributor and the Adviser agree to cooperate with GWL&A and Schwab in facilitating the operation of the Account and the Contracts as described in the prospectus for the Contracts, including but not limited to cooperation in facilitating transfers between Unaffiliated Funds.

         5.5. Schwab agrees to provide certain administrative services, specified in Schedule C attached hereto and incorporated herein by reference, in connection with the arrangements contemplated by this Agreement. The parties acknowledge and agree that the services referred to in this Section 5.5 are recordkeeping, shareholder communication, and other transaction facilitation and processing, and related administrative services only and are not the services of an underwriter or a principal underwriter of the Fund, and that Schwab is not an underwriter for the shares of the Designated Portfolio(s), within the meaning of the 1933 Act or the 1940 Act.

         5.6. As compensation for the services specified in Schedule C hereto, the Adviser agrees to pay Schwab a monthly Administrative Service Fee based on the percentage per annum on Schedule C hereto applied to the average daily value of the shares of the Designated Portfolio(s) held in the Account with respect to Contracts sold by Schwab. This monthly Administrative Service Fee is due and payable before the 15th (fifteenth) day following the last day of the month to which it relates.

ARTICLE VI.       Diversification and Qualification

         6.1. The Fund, the Distributor and the Adviser represent and warrant that the Fund will at all times sell its shares and invest its assets in such a manner as to ensure that the Contracts will be treated as annuity contracts under the Code, and the regulations issued thereunder. Without limiting the scope of the foregoing, the Fund, Distributor and Adviser represent and warrant that the Fund and each Designated Portfolio thereof will at all times comply with Section 817(h) of the Code and Treasury Regulation ss.1.817-5, as amended from time to time, and any Treasury interpretations thereof, relating to the diversification requirements for variable annuity, endowment, or life insurance contracts and any amendments or other modifications or successor provisions to such Section or Regulations. The Fund, the Distributor and the Adviser agree that shares of the Designated Portfolio(s) will be sold only to Participating Insurance Companies and their separate accounts and to Qualified Plans.

     6.2. No shares of any Designated Portfolio of the Fund will be sold to the general public.

         6.3. The Fund, the Distributor and the Adviser represent and warrant that the Fund and each Designated Portfolio is currently qualified as a Regulated Investment Company under Subchapter M of the Code, and that each Designated Portfolio will maintain such qualification (under Subchapter M or any successor or similar provisions) as long as this Agreement is in effect.

         6.4. The Fund, Distributor or Adviser will notify GWL&A immediately upon having a reasonable basis for believing that the Fund or any Designated Portfolio has ceased to comply with the aforesaid Section 817(h) diversification or Subchapter M qualification requirements or might not so comply in the future.

         6.5. Without in any way limiting the effect of Sections 8.3, 8.4 and
8.5 hereof and without in any way limiting or restricting any other remedies available to GWL&A or Schwab, the Adviser or Distributor will pay all costs associated with or arising out of any failure of the Fund or any Designated Portfolio to comply with Sections 6.1, 6.2, or 6.3 hereof, including all costs associated with reasonable and appropriate corrections or responses to any such failure; such costs may include, but are not limited to, the costs involved in creating, organizing, and registering a new investment company as a funding medium for the Contracts and/or the costs of obtaining whatever regulatory authorizations are required to substitute shares of another investment company for those of the failed Portfolio (including but not limited to an order pursuant to Section 26(b) of the 1940 Act); such costs are to include, but are not limited to, fees and expenses of legal counsel and other advisors to GWL&A and any federal income taxes or tax penalties and interest thereon (or "toll charges" or exactments or amounts paid in settlement) incurred by GWL&A with respect to itself or owners of its Contracts in connection with any such failure or anticipated or reasonably foreseeable failure.

         6.6. The Fund at the Fund's expense shall provide GWL&A or its designee with reports certifying compliance with the aforesaid Section 817(h) diversification and Subchapter M qualification requirements, at the times provided for and substantially in the form attached hereto as Schedule D and incorporated herein by reference; provided, however, that providing such reports does not relieve the Fund of its responsibility for such compliance or of its liability for any non-compliance.

         6.7. GWL&A agrees that if the Internal Revenue Service ("IRS") asserts in writing in connection with any governmental audit or review of GWL&A or, to GWL&A's knowledge, or any Contractowner that any Designated Portfolio has failed to comply with the diversification requirements of Section 817(h) of the Code or GWL&A otherwise becomes aware of any facts that could give rise to any claim against the Fund, Distributor or Adviser as a result of such a failure or alleged failure:

(a) GWL&A shall promptly notify the Fund, the Distributor and the Adviser of such assertion or potential claim;

(b) GWL&A shall consult with the Fund, the Distributor and the Adviser as to how to minimize any liability that may arise as a result of such failure or alleged failure;

(c) GWL&A shall use its best efforts to minimize any liability of the Fund, the Distributor and the Adviser resulting from such failure, including, without limitation, demonstrating, pursuant to Treasury Regulations, Section 1.817-5(a)(2), to the commissioner of the IRS that such failure was inadvertent;

(d) any written materials to be submitted by GWL&A to the IRS, any Contractowner or any other claimant in connection with any of the foregoing proceedings or contests (including, without limitation, any such materials to be submitted to the IRS pursuant to Treasury Regulations, Section 1.817-5(a)(2)) shall be provided by GWL&A to the Fund, the Distributor and the Adviser (together with any supporting information or analysis) within at least two (2) business days prior to submission;

(e) GWL&A shall provide the Fund, the Distributor and the Adviser with such cooperation as the Fund, the Distributor and the Adviser shall reasonably request (including, without limitation, by permitting the Fund, the Distributor and the Adviser to review the relevant books and records of GWL&A) in order to facilitate review by the Fund, the Distributor and the Adviser of any written submissions provided to it or its assessment of the validity or amount of any claim against it arising from such failure or alleged failure;

(f) GWL&A shall not with respect to any claim of the IRS or any Contractowner that would give rise to a claim against the Fund, the Distributor and the Adviser (i) compromise or settle any claim, (ii) accept any adjustment on audit, or (iii) forego any allowable administrative or judicial appeals, without the express written consent of the Fund, the Distributor and the Adviser, which shall not be unreasonably withheld; provided that, GWL&A shall not be required to appeal any adverse judicial decision unless the Fund and the Adviser shall have provided an opinion of independent counsel to the effect that a reasonable basis exists for taking such appeal; and further provided that the Fund, the Distributor and the Adviser shall bear the costs and expenses, including reasonable attorney's fees, incurred by GWL&A in complying with this clause (f).

ARTICLE VII.      Potential Conflicts and Compliance With
                  Mixed and Shared Funding Exemptive Order

         7.1. The Board will monitor the Fund for the existence of any material irreconcilable conflict between the interests of the contract owners of all separate accounts investing in the Fund and the participants of all Qualified Plans investing in the Fund. An irreconcilable material conflict may arise for a variety of reasons, including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Portfolio are being managed; (e) a difference in voting instructions given by variable annuity contract and variable life insurance contract owners or by contract owners of different Participating Insurance Companies; or (f) a decision by a Participating Insurance Company to disregard the voting instructions of contract owners. The Board shall promptly inform GWL&A if it determines that an irreconcilable material conflict exists and the implications thereof. The directors of the Fund shall have sole authority to determine whether an irreconcilable material conflict exists and their determination shall be binding upon GWL&A.

         7.2. GWL&A will report any potential or existing conflicts of which it is aware to the Board. GWL&A will assist the Board in carrying out its responsibilities under the Mixed and Shared Funding Exemptive Order, by providing the Board with all information reasonably necessary for the Board to consider any issues raised. This includes, but is not limited to, an obligation by GWL&A to inform the Board whenever contract owner voting instructions are to be disregarded. Such responsibilities shall be carried out by GWL&A with a view only to the interests of its Contractowners.

         7.3. If it is determined by a majority of the Board, or a majority of its directors who are not interested persons of the Fund, the Distributor, the Adviser or any sub-adviser to any of the Designated Portfolios (the "Independent Directors"), that a material irreconcilable conflict exists, GWL&A and/or other Participating Insurance Companies or Qualified Plans shall, at their expense and to the extent reasonably practicable (as determined by a majority of the Independent Directors), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, up to and including: (1) withdrawing the assets allocable to some or all of the separate accounts from the Fund or any Designated Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another portfolio of the Fund, or submitting the question whether such segregation should be implemented to a vote of all affected contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance contract owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected contract owners the option of making such a change; and (2) establishing a new registered management investment company or managed separate account and obtaining any necessary approvals or orders of the Commission in connection therewith.

         7.4. If a material irreconcilable conflict arises because of a decision by GWL&A to disregard contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, GWL&A may be required, at the Fund's election, to withdraw the Account's investment in the Fund and terminate this Agreement; provided, however that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the Independent Directors. Any such withdrawal and termination must take place within six (6) months after the Fund gives written notice that this provision is being implemented, and until the end of that six month period the Fund shall continue to accept and implement orders by GWL&A for the purchase (and redemption) of shares of the Fund.

         7.5. If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to GWL&A conflicts with the majority of other state regulators, then GWL&A will withdraw the Account's investment in the Fund and terminate this Agreement within six months after the Board informs GWL&A in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board. Until the end of the foregoing six month period, the Fund shall continue to accept and implement orders by GWL&A for the purchase (and redemption) of shares of the Fund.

         7.6. For purposes of Sections 7.3 through 7.6 of this Agreement, a majority of the disinterested members of the Board shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Fund be required to establish a new funding medium for the Contracts. GWL&A shall not be required by Section 7.3 to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contractowners materially and adversely affected by the irreconcilable material conflict. In the event that the Board determines that any proposed action does not adequately remedy any irreconcilable material conflict, then GWL&A will withdraw the Account's investment in the Fund and terminate this Agreement within six (6) months after the Board informs GWL&A in writing of the foregoing determination; provided, however, that such withdrawal and termination shall be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the Independent Directors.

         7.7. If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Mixed and Shared Funding Exemptive Order) on terms and conditions materially different from those contained in the Mixed and Shared Funding Exemptive Order, then (a) the Fund and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable: and (b) Sections 3.5, 3.6, 3.7, 7.1, 7.2, 7.3, 7.4, and 7.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

ARTICLE VIII.      Indemnification
         8.1.     Indemnification By GWL&A
         8.1(a). GWL&A agrees to indemnify and hold harmless the Fund, the Distributor and the Adviser and each of their officers, directors or trustees, employees or agents and each person, if any, who controls the Fund, Distributor or Adviser within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.1) against any and all losses, claims, expenses, damages, liabilities (including amounts paid in settlement with the written consent of GWL&A) or litigation (including reasonable legal and other expenses) to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, expenses, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale, acquisition or redemption of the Fund's shares or the Contracts and:

     (i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement or prospectus or SAI covering the Contracts or contained in the Contracts or sales literature or other promotional material for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this Agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing to GWL&A or Schwab by or on behalf of the Adviser, Distributor or Fund for use in the registration statement, prospectus or SAI covering the Contracts or contained in the Contracts or sales literature or other promotional material for the Contracts (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

     (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus, SAI or sales literature or other promotional material of the Fund not supplied by GWL&A or persons under its control) or wrongful conduct of GWL&A or persons under its control, with respect to the sale or distribution of the Contracts or Fund Shares; or

     (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, SAI or sales literature or other promotional material of the Fund, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, if such a statement or omission was made in reliance upon information furnished in writing to the Fund, Adviser or Distributor by or on behalf of GWL&A; or

     (iv) arise as a result of any failure by GWL&A to provide the services and furnish the materials under the terms of this Agreement; or

     (v) arise out of or result from any material breach of any representation and/or warranty made by GWL&A in this Agreement or arise out of or result from any other material breach of this Agreement by GWL&A, including without limitation Section 2.11 and Section 6.7 hereof, as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof.

         8.1(b). GWL&A shall not be liable under this indemnification provision with respect to any losses, claims, expenses, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement or to any of the Indemnified Parties.

         8.1(c). GWL&A shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified GWL&A in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify GWL&A of any such claim shall not relieve GWL&A from any liability which it may have to the Indemnified Party against whom such action is brought on account of this indemnification provision, except to the extent that GWL&A has been prejudiced by such failure to give notice. In addition, any failure by the Indemnified Party to notify GWL&A of any such claim shall not relieve GWL&A from any liability which it may have to the Indemnified Party against whom the action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, GWL&A shall be entitled to participate, at its own expense, in the defense of such action. GWL&A also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action; provided, however, that if the Indemnified Party shall have reasonably concluded that there may be defenses available to it which are different from or additional to those available to GWL&A, GWL&A shall not have the right to assume said defense, but shall pay the costs and expenses thereof (except that in no event shall GWL&A be liable for the fees and expenses of more than one counsel for Indemnified Parties in connection with any one action or separate but similar or related actions in the same jurisdiction arising out of the same general allegations or circumstances). After notice from GWL&A to such party of GWL&A's election to assume the defense thereof, and in the absence of such a reasonable conclusion that there may be different or additional defenses available to the Indemnified Party, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and GWL&A will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

         8.1(d). The Indemnified Parties will promptly notify GWL&A of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Fund Shares or the Contracts or the operation of the Fund.

         8.2.     Indemnification by Schwab
         8.2(a). Schwab agrees to indemnify and hold harmless the Fund, the Distributor and the Adviser and each of their officers, directors or trustees, employees or agents, and each person, if any, who controls the Fund, Distributor or Adviser within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.2) against any and all losses, claims, expenses, damages and liabilities (including amounts paid in settlement with the written consent of Schwab) or litigation (including reasonable legal and other expenses), to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale, acquisition or redemption of the Fund's shares or the Contracts and:

     (i) arise out of Schwab's dissemination of information regarding the Fund that is both (A) materially incorrect and (B) that was neither contained in the Fund's registration statement nor in the Fund's sales literature or other promotional material or provided in writing to Schwab, or approved in writing, by or on behalf of the Fund, Distributor or Adviser; or

     (ii) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in sales literature or other promotional material prepared or approved by Schwab for the Contracts or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this Agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing to GWL&A or Schwab by or on behalf of the Adviser, Distributor or the Fund or to Schwab by GWL&A for use in the registration statement, prospectus or SAI covering the Contracts or contained in the Contracts or sales literature or other promotional material for the Contracts (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts; or

     (iii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus, SAI or sales literature or other promotional material of the Fund not supplied by Schwab or persons under its control) or wrongful conduct of Schwab or persons under its control, with respect to the sale or distribution of the Contracts; or

     (iv) arise as a result of any failure by Schwab to provide the services and furnish the materials under the terms of this Agreement; or

     (v) arise out of or result from any material breach of any representation and/or warranty made by Schwab in this Agreement or arise out of or result from any other material breach of this Agreement by Schwab;

as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof.

         8.2(b). Schwab shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement or to any of the Indemnified Parties.

         8.2(c). Schwab shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified Schwab in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify Schwab of any such claim shall not relieve Schwab from any liability which it may have to the Indemnified Party against whom such action is brought on account of this indemnification provision, except to the extent that Schwab has been prejudiced by such failure to give notice. In addition, any failure by the Indemnified Party to notify Schwab of any such claim shall not relieve Schwab from any liability which it may have to the Indemnified Party against whom the action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, Schwab shall be entitled to participate, at its own expense, in the defense of such action. Schwab also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action; provided, however, that if the Indemnified Party shall have reasonably concluded that there may be defenses available to it which are different from or additional to those available to Schwab, Schwab shall not have the right to assume said defense, but shall pay the costs and expenses thereof (except that in no event shall Schwab be liable for the fees and expenses of more than one counsel for Indemnified Parties in connection with any one action or separate but similar or related actions in the same jurisdiction arising out of the same general allegations or circumstances). After notice from Schwab to such party of Schwab's election to assume the defense thereof, and in the absence of such a reasonable conclusion that there may be different or additional defenses available to the Indemnified Party, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and Schwab will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

         8.2(d). The Indemnified Parties will promptly notify Schwab of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Fund Shares or the Contracts or the operation of the Fund.

         8.3.     Indemnification by the Adviser
         8.3(a). The Adviser agrees to indemnify and hold harmless GWL&A and Schwab and each of their directors, officers, employees or agents, and each person, if any, who controls GWL&A or Schwab within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.3) against any and all losses, claims, expenses, damages, liabilities (including amounts paid in settlement with the written consent of the Adviser) or litigation (including reasonable legal and other expenses) to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale, acquisition or redemption of the Fund's shares or the Contracts and:

     (i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or prospectus or SAI or sales literature or other promotional material of the Fund prepared by the Adviser (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this Agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing to the Adviser, the Distributor or the Fund by or on behalf of GWL&A or Schwab for use in the registration statement, prospectus or SAI for the Fund or in sales literature or other promotional material (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or the Fund shares; or

         (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus, SAI or sales literature or other promotional material for the Contracts not supplied by the Adviser or persons under its control) or wrongful conduct of the Adviser or persons under their control, with respect to the sale or distribution of the Contracts or Fund shares; or

     (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, SAI, or sales literature or other promotional material covering the Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished in writing to GWL&A or Schwab by or on behalf of the Adviser, the Distributor or the Fund; or

     (iv) arise as a result of any failure by the Adviser to provide the services and furnish the materials under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification and other qualification requirements specified in Article VI of this Agreement); or

     (v) arise out of or result from any material breach of any representation and/or warranty made by the Adviser in this Agreement or arise out of or result from any other material breach of this Agreement by the Adviser;

as limited by and in accordance with the provisions of Sections 8.3(b) and 8.3(c) hereof. This indemnification is in addition to and apart from the responsibilities and obligations of the Adviser specified in Article VI hereof.

         8.3(b). The Adviser shall not be liable under this indemnification provision with respect to any losses, claims, expenses, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement or to any of the Indemnified Parties.

         8.3(c). The Adviser shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Adviser in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Adviser of any such claim shall not relieve the Adviser from any liability which it may have to the Indemnified Party against whom such action is brought on account of this indemnification provision, except to the extent that the Adviser has been prejudiced by such failure to give notice. In addition, any failure by the Indemnified Party to notify the Adviser of any such claim shall not relieve the Adviser from any liability which it may have to the Indemnified Party against whom the action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Adviser will be entitled to participate, at its own expense, in the defense thereof. The Adviser also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action; provided, however, that if the Indemnified Party shall have reasonably concluded that there may be defenses available to it which are different from or additional to those available to the Adviser, the Adviser shall not have the right to assume said defense, but shall pay the costs and expenses thereof (except that in no event shall the Adviser be liable for the fees and expenses of more than one counsel for Indemnified Parties in connection with any one action or separate but similar or related actions in the same jurisdiction arising out of the same general allegations or circumstances). After notice from the Adviser to such party of the Adviser's election to assume the defense thereof, and in the absence of such a reasonable conclusion that there may be different or additional defenses available to the Indemnified Party, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Adviser will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

         8.3(d). GWL&A and Schwab agree to promptly notify the Adviser of the commencement of any litigation or proceedings against GWL&A or Schwab or any of their officers or directors in connection with the issuance or sale of the Contracts or the operation of the Account.

         8.4.     Indemnification By the Fund
         8.4(a). The Fund agrees to indemnify and hold harmless GWL&A and Schwab and each of their directors, officers, employees or agents and each person, if any, who controls GWL&A or Schwab within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.4) against any and all losses, claims, expenses, damages, liabilities (including amounts paid in settlement with the written consent of the Fund) or litigation (including reasonable legal and other expenses) to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, expenses, damages, liabilities or expenses (or actions in respect thereof) or settlements, are related to the operations of the Fund and:

         (i) arise as a result of any failure by the Fund to provide the services and furnish the materials under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification and other qualification requirements specified in Article VI of this Agreement); or

         (ii) arise out of or result from any material breach of any representation and/or warranty made by the Fund in this Agreement or arise out of or result from any other material breach of this Agreement by the Fund; or

         (iii) arise out of or result from the incorrect or untimely calculation or reporting of the daily net asset value per share or dividend or capital gain distribution rate;

as limited by and in accordance with the provisions of Sections 8.4(b) and 8.4(c) hereof.

         8.4(b). The Fund shall not be liable under this indemnification provision with respect to any losses, claims, expenses, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement or to any of the Indemnified Parties.

         8.4(c). The Fund shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Fund in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Fund of any such claim shall not relieve it from any liability which it may have to the Indemnified Party against whom such action is brought on account of this indemnification provision, except to the extent that the Fund has been prejudiced by such failure to give notice. In addition, any failure by the Indemnified Party to notify the Fund of any such claim shall not relieve the Fund from any liability which it may have to the Indemnified Party against whom the action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Fund will be entitled to participate, at its own expense, in the defense thereof. The Fund shall also be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action; provided, however, that if the Indemnified Party shall have reasonably concluded that there may be defenses available to it which are different from or additional to those available to the Fund, the Fund shall not have the right to assume said defense, but shall pay the costs and expenses thereof (except that in no event shall the Fund be liable for the fees and expenses of more than one counsel for Indemnified Parties in connection with any one action or separate but similar or related actions in the same jurisdiction arising out of the same general allegations or circumstances). After notice from the Fund to such party of the Fund's election to assume the defense thereof, and in the absence of such a reasonable conclusion that there may be different or additional defenses available to the Indemnified Party, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Fund will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

         8.4(d). GWL&A and Schwab each agree to promptly notify the Fund of the commencement of any litigation or proceeding against GWL&A or Schwab or any of their respective officers or directors in connection with the Agreement, the issuance or sale of the Contracts, the operation of the Account, or the sale or acquisition of shares of the Fund.

         8.5.     Indemnification by the Distributor
         8.5(a). The Distributor agrees to indemnify and hold harmless GWL&A and Schwab and each of their directors, officers, employees or agents and each person, if any, who controls GWL&A or Schwab within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.5) against any and all losses, claims, expenses, damages, liabilities (including amounts paid in settlement with the written consent of the Distributor) or litigation (including reasonable legal and other expenses) to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, expenses, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale, acquisition or redemption of the Fund's shares or the contracts and:

     (i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or prospectus or SAI or sales literature or other promotional material of the Fund prepared by the Distributor (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this Agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing to the Adviser, the Distributor or Fund by or on behalf of GWL&A or Schwab for use in the registration statement or SAI or prospectus for the Fund or in sales literature or other promotional material (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

     (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus, SAI, sales literature or other promotional material for the Contracts not supplied by the Distributor or persons under its control) or wrongful conduct of the Distributor or persons under their control, with respect to the sale or distribution of the Contracts or Fund shares; or

     (iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, SAI, sales literature or other promotional material covering the Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished in writing to GWL&A or Schwab by or on behalf of the Adviser, the Distributor or Fund; or

     (iv) arise as a result of any failure by the Distributor to provide the services and furnish the materials under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification and other qualification requirements specified in Article VI of this Agreement); or

     (v) arise out of or result from any material breach of any representation and/or warranty made by the Distributor in this Agreement or arise out of or result from any other material breach of this Agreement by the Fund, Adviser or Distributor;

as limited by and in accordance with the provisions of Sections 8.5(b) and 8.5(c) hereof. This indemnification is in addition to and apart from the responsibilities and obligations of the Distributor specified in Article VI hereof.

         8.5(b). The Distributor shall not be liable under this indemnification provision with respect to any losses, claims, expenses, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or negligence in the performance or such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement or to any of the Indemnified Parties.

         8.5(c) The Distributor shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Distributor in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Distributor of any such claim shall not relieve the Distributor from any liability which it may have to the Indemnified Party against whom such action is brought on account of this indemnification provision, except to the extent that the Distributor has been prejudiced by such failure to give notice. In addition, any failure by the Indemnified Party to notify the Distributor of any such claim shall not relieve the Distributor from any liability which it may have to the Indemnified Party against whom the action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Distributor will be entitled to participate, at its own expense, in the defense thereof. The Distributor also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action; provided, however, that if the Indemnified Party shall have reasonably concluded that there may be defenses available to it which are different from or additional to those available to the Distributor, the Distributor shall not have the right to assume said defense, but shall pay the costs and expenses thereof (except that in no event shall the Distributor be liable for the fees and expenses of more than one counsel for Indemnified Parties in connection with any one action or separate but similar or related actions in the same jurisdiction arising out of the same general allegations or circumstances). After notice from the Distributor to such party of the Distributor's election to assume the defense thereof, and in the absence of such a reasonable conclusion that there may be different or additional defenses available to the Indemnified Party, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Distributor will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

         8.5(d) GWL&A and Schwab agree to promptly notify the Distributor of the commencement of any litigation or proceedings against GWL&A or Schwab or any of their officers or directors in connection with the issuance or sale of the Contracts or the operation of the Account.

ARTICLE IX.       Applicable Law

         9.1. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the State of Colorado, without regard to the Colorado Conflict of Laws provisions.

         9.2. This Agreement shall be subject to the provisions of the 1933, 1934 and 1940 Acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the Securities and Exchange Commission may grant (including, but not limited to, the Mixed and Shared Funding Exemptive Order) and the terms hereof shall be interpreted and construed in accordance therewith.

ARTICLE X.        Termination

         10.1.    This Agreement shall terminate:
                  (a) at the option of any party, with or without cause, with respect to some or all Portfolios, upon six (6) months advance written notice delivered to the other parties; provided, however, that such notice shall not be given earlier than six
                  (6) months following the date of this Agreement; or

                  (b) at the option of GWL&A or Schwab by written notice to the other parties with respect to any Portfolio based upon GWL&A's or Schwab's determination that shares of such Portfolio are not reasonably available to meet the requirements of the Contracts; or

                  (c) at the option of GWL&A or Schwab by written notice to the other parties with respect to any Portfolio in the event any of the Portfolio's shares are not registered, issued or sold in accordance with applicable state and/ or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts issued or to be issued by GWL&A; or

                  (d) at the option of the Fund or the Adviser in the event that formal administrative proceedings are instituted against GWL&A or Schwab by the NASD, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body regarding GWL&A's or Schwab's duties under this Agreement or related to the sale of the Contracts, the operation of any Account, or the purchase of the Fund shares, if, in each case, the Fund reasonably determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of GWL&A or Schwab to perform its obligations under this Agreement; or

                  (e) at the option of GWL&A or Schwab in the event that formal administrative proceedings are instituted against the Fund, the Distributor or the Adviser by the NASD, the SEC, or any state securities or insurance department or any other regulatory body, if Schwab or GWL&A reasonably determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Fund, the Distributor or the Adviser to perform their obligations under this Agreement; or

                  (f) at the option of GWL&A by written notice to the Fund with respect to any Portfolio if GWL&A reasonably believes that the Portfolio will fail to meet the Section 817(h) diversification requirements or Subchapter M qualifications specified in
                  Article VI hereof; or

                  (g) at the option of either the Fund, the Distributor or the Adviser, if (i) the Fund, Distributor or Adviser, respectively, shall determine, in their sole judgment reasonably exercised in good faith, that either GWL&A or Schwab has suffered a material adverse change in their business or financial condition or is the subject of material adverse publicity and that material adverse change or publicity will have a material adverse impact on GWL&A's or Schwab's ability to perform its obligations under this Agreement, (ii) the Fund, Distributor or Adviser notifies GWL&A or Schwab, as appropriate, of that determination and its intent to terminate this Agreement, and (iii) after considering the actions taken by GWL&A or Schwab and any other changes in circumstances since the giving of such a notice, the determination of the Fund, Distributor or Adviser shall continue to apply on the sixtieth (60th) day following the giving of that notice, which sixtieth day shall be the effective date of termination; or

                  (h) at the option of either GWL&A or Schwab, if (i) GWL&A or Schwab, respectively, shall determine, in its sole judgment reasonably exercised in good faith, that the Fund, Distributor or Adviser has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity and that material adverse change or publicity will have a material adverse impact on the Fund's, Distributor's or Adviser's ability to perform its obligations under this Agreement, (ii) GWL&A or Schwab notifies the Fund, Distributor or Adviser, as appropriate, of that determination and its intent to terminate this Agreement, and (iii) after considering the actions taken by the Fund, Distributor or Adviser and any other changes in circumstances since the giving of such a notice, the determination of GWL&A or Schwab shall continue to apply on the sixtieth (60th) day following the giving of that notice, which sixtieth day shall be the effective date of termination; or

                  (i) at the option of GWL&A in the event that formal administrative proceedings are instituted against Schwab by the NASD, the Securities and Exchange Commission, or any state securities or insurance department or any other regulatory body regarding Schwab's duties under this Agreement or related to the sale of the Fund's shares or the Contracts, the operation of any Account, or the purchase of the Fund shares, provided, however, that GWL&A determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of Schwab to perform its obligations related to the Contracts; or

                  (j) at the option of Schwab in the event that formal administrative proceedings are instituted against GWL&A by the NASD, the Securities and Exchange Commission, or any state securities or insurance department or any other regulatory body regarding GWL&A's duties under this Agreement or related to the sale of the Fund's shares or the Contracts, the operation of any Account, or the purchase of the Fund shares, provided, however, that Schwab determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of GWL&A to perform its obligations related to the Contracts; or

                  (k) at the option of any non-defaulting party hereto in the event of a material breach of this Agreement by any party hereto (the "defaulting party") other than as described in 10.1(a)-(j); provided, that the non-defaulting party gives written notice thereof to the defaulting party, with copies of such notice to all other non-defaulting parties, and if such breach shall not have been remedied within thirty (30) days after such written notice is given, then the non-defaulting party giving such written notice may terminate this Agreement by giving thirty (30) days written notice of termination to the defaulting party.


     10.2. Notice Requirement. No termination of this Agreement shall be effective unless and until the party terminating this Agreement gives prior written notice to all other parties of its intent to terminate, which notice shall set forth the basis for the termination. Furthermore,

         (a) in the event any termination is based upon the provisions of
         Article VII, or the provisions of Section 10.1(a), 10.1(g) or 10.1(h) of this Agreement, the prior written notice shall be given in advance of the effective date of termination as required by those provisions unless such notice period is shortened by mutual written agreement of the parties; (b) in the event any termination is based upon the provisions of Section 10.1(d), 10.1(e), 10.1(i) or 10.1(j) of this Agreement, the prior written notice shall be given at least sixty (60) days before the effective date of termination; and (c) in the event any termination is based upon the provisions of Section 10.1(b), 10.1(c) or 10.1(f), the prior written notice shall be given in advance of the effective date of termination, which date shall be determined by the party sending the notice.

         10.3. Effect of Termination. Notwithstanding any termination of this Agreement, other than as a result of a failure by either the Fund or GWL&A to meet Section 817(h) of the Code diversification requirements, the Fund, the Distributor and the Adviser shall, at the option of GWL&A or Schwab, continue to make available additional shares of the Designated Portfolio(s) pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing Contracts"). Specifically, without limitation, the owners of the Existing Contracts shall be permitted to reallocate investments in the Designated Portfolio(s), redeem investments in the Designated Portfolio(s) and/or invest in the Designated Portfolio(s) upon the making of additional purchase payments under the Existing Contracts. The parties agree that this
Section 10.3 shall not apply to any terminations under Article VII and the effect of such Article VII terminations shall be governed by Article VII of this Agreement.

         10.4. Surviving Provisions. Notwithstanding any termination of this Agreement, each party's obligations under Article VIII to indemnify other parties shall survive and not be affected by any termination of this Agreement. In addition, with respect to Existing Contracts, all provisions of this Agreement shall also survive and not be affected by any termination of this Agreement.

         10.5. Survival of Agreement. A termination by Schwab shall terminate this Agreement only as to Schwab, and this Agreement shall remain in effect as to the other parties; provided, however, that in the event of a termination by Schwab the other parties shall have the option to terminate this Agreement upon 60 (sixty) days notice, rather than the six (6) months specified in Section 10.1(a).

ARTICLE XI.       Notices
         Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.
If to the Fund:

         Berger Institutional Products Trust
         210 University Boulevard, Suite 900
         Denver, CO  80206
         Attention:  Kevin Fay

If to GWL&A:

         Great-West Life & Annuity Insurance Company
         8515 East Orchard Road
         Englewood, CO  80111
         Attention:   Assistant Vice President, Savings Products

If to the Adviser:

         Berger Associates, Inc.
         210 University Boulevard, Suite 900
         Denver, CO  80206
         Attention:   Kevin Fay

If to the Distributor:

         Berger Distributors, Inc.
         210 University Boulevard, Suite 900
         Denver, CO  80206
         Attention:  Craig D. Cloyed

If to Schwab:

         Charles Schwab & Co., Inc.
         101 Montgomery Street
         San Francisco, CA  94104
         Attention:   General Counsel

ARTICLE XII.  Miscellaneous

         12.1. Subject to the requirements of legal process and regulatory authority, each party hereto shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by this Agreement, shall not disclose, disseminate or utilize such names and addresses and other confidential information without the express written consent of the affected party until such time as such information may come into the public domain. Without limiting the foregoing, no party hereto shall disclose any information that another party has designated as proprietary.

         12.2. The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

         12.3. This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

         12.4. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

         12.5. Each party hereto shall cooperate with each other party and all appropriate governmental authorities (including without limitation the SEC, the NASD and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby. Notwithstanding the generality of the foregoing, each party hereto further agrees to furnish the Colorado Insurance Commissioner with any information or reports in connection with services provided under this Agreement which such Commissioner may request in order to ascertain whether the variable annuity operations of GWL&A are being conducted in a manner consistent with the Colorado Variable Annuity Regulations and any other applicable law or regulations.

         12.6. Any controversy or claim arising out of or relating to this Agreement, or breach thereof, shall be settled by arbitration in a forum jointly selected by the relevant parties (but if applicable law requires some other forum, then such other forum) in accordance with the Commercial Arbitration Rules of the American Arbitration Association, and judgment upon the award rendered by the arbitrators may be entered in any court having jurisdiction thereof.

         12.7. The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

         12.8. This Agreement or any of the rights and obligations hereunder may not be assigned by any party without the prior written consent of all parties hereto.

         12.9. Schwab and GWL&A agree that the obligations assumed by the Fund, the Distributor and the Adviser pursuant to this Agreement shall be limited in any case to the Fund, the Distributor and Adviser and their respective assets and neither Schwab nor GWL&A shall seek satisfaction of any such obligation from the shareholders of the Fund or the Adviser, the directors, officers, employees or agents of the Fund or Adviser, or any of them, except to the extent permitted under this Agreement.

         12.10. The Fund, the Distributor and the Adviser agree that the obligations assumed by GWL&A and Schwab pursuant to this Agreement shall be limited in any case to GWL&A and Schwab and their respective assets and neither the Fund, Distributor nor Adviser shall seek satisfaction of any such obligation from the shareholders of the GWL&A or Schwab, the directors, officers, employees or agents of the GWL&A or Schwab, or any of them, except to the extent permitted under this Agreement.

         12.11. No provision of this Agreement may be deemed or construed to modify or supersede any contractual rights, duties, or indemnifications, as between the Adviser and the Fund, and the Distributor and the Fund.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative and its seal to be hereunder affixed hereto as of the date specified below.

                           GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                           By its authorized officer,

                           By:/s/ R.K. Shaw
                              ---------------------------------------------
                           Title:     Vice President, Marketing and Product
                                      Development
                           Date:      April 1, 1997

                           BERGER INSTITUTIONAL PRODUCTS TRUST

                           By its authorized officer,

                           By:/s/ Gerard M. Lavin
                              -------------------------------------------
                           Title:    Gerard M. Lavin, President
                           Date:     March 25, 1997

                           BERGER ASSOCIATES, INC.

                           By its authorized officer,

                           By:/s/ Gerard M. Lavin
                              -------------------------------------------
                           Title:    Gerard M. Lavin, President
                           Date:     March 25, 1997

                           BERGER DISTRIBUTORS, INC.

                           By its authorized officer,

                           By:/s/ Craig D. Cloyed
                              --------------------------------------------
                           Title:    Craig D. Cloyed, President
                           Date:     March 24, 1997

                           CHARLES SCHWAB & CO., INC.

                           By its authorized officer,

                           By:/s/ Jeff Benton
                              ----------------------------------------------
                           Title:    Vice President, Annuities & Life Insurance
                           Date:     March 31, 1997

                             Schwab Variable Annuity

                                   SCHEDULE A

         Contracts                                                 Form Numbers

Great-West Life & Annuity Insurance Company

Group Variable/Fixed Annuity Contract                                  J434
Individual Variable/Fixed Annuity Contract                             J434IND

                                   SCHEDULE B


Designated Portfolios

Berger IPT-Small Company Growth Fund

                                   SCHEDULE C

                             Administrative Services

To be performed by Charles Schwab & Co., Inc.


A. Schwab will provide the properly registered and licensed personnel and systems needed for all customer servicing and support - for both fund and annuity information and questions - including:

         respond to Contractowner inquiries delivery of prospectus - both fund and annuity; entry of initial and subsequent orders; transfer of cash to insurance company and/or funds; explanations of fund objectives and characteristics; entry of transfers between funds; fund balance and allocation inquiries; mail fund prospectus.

B. For the services, Schwab shall receive a fee of 0.25% per annum applied to the average daily value of the shares of the fund held by Schwab's customers, payable by the Adviser directly to Schwab, such payments being due and payable within 15 (fifteen) days after the last day of the month to which such payment relates.

C. The Fund will calculate and Schwab will verify with GWL&A the asset balance for each day on which the fee is to be paid pursuant to this Agreement with respect to each Designated Portfolio.

D. Schwab will communicate all purchase, withdrawal, and exchange orders it receives from its customers to GWL&A who will retransmit them to each fund.

                                   SCHEDULE D
                             Reports per Section 6.6

         With regard to the reports relating to the quarterly testing of compliance with the requirements of Section 817(h) and Subchapter M under the Internal Revenue Code (the "Code") and the regulations thereunder, the Fund shall provide within twenty (20) Business Days of the close of the calendar quarter a report to GWL&A in the Form D1 attached hereto and incorporated herein by reference, regarding the status under such sections of the Code of the Designated Portfolio(s), and if necessary, identification of any remedial action to be taken to remedy non-compliance.

         With regard to the reports relating to the year-end testing of compliance with the requirements of Subchapter M of the Code, referred to hereinafter as "RIC status," the Fund will provide the reports on the following basis: (i) the last quarter's quarterly reports can be supplied within the 20-day period, and (ii) a year-end report will be provided 45 days after the end of the calendar year. However, if a problem with regard to RIC status, as defined below, is identified in the third quarter report, on a weekly basis, starting the first week of December, additional interim reports will be provided specially addressing the problems identified in the third quarter report. If any interim report memorializes the cure of the problem, subsequent interim reports will not be required.

         A problem with regard to RIC status is defined as any violation of the following standards, as referenced to the applicable sections of the Code:

         (a) Less than ninety percent of gross income is derived from sources of income specified in Section 851(b)(2); (b) Thirty percent or greater gross income is derived from the sale or disposition of assets specified in Section 851(b)(3); (c) Less than fifty percent of the value of total assets consists of assets specified in Section 851(b)(4)(A); and (d) No more than twenty-five percent of the value of total assets is invested in the securities of one issuer, as that requirement is set forth in Section 851(b)(4)(B).

                                     FORM D1
                            CERTIFICATE OF COMPLIANCE


         I, , a duly authorized officer, director or agent of Fund hereby swear and affirm that Fund is in compliance with all requirements of Section 817(h) and Subchapter M of the Internal Revenue Code (the "Code") and the regulations thereunder as required in the Fund Participation Agreement among Great-West Life & Annuity Insurance Company, Charles Schwab & Co., Inc.
and                other than the exceptions discussed below:
    --------------

Exceptions                                                    Remedial Action







                                 If no exception to report, please indicate
"None."


                                     Signed this      day of        ,        .
                                                 ----        -------  -------



                                (Signature)

                                By:

                                (Type or Print Name and Title/Position)

                                   SCHEDULE E

                                    EXPENSES

The Fund and/or the Distributor and/or Adviser, and GWL&A will coordinate the functions and pay the costs of the completing these functions based upon an allocation of costs in the tables below. Costs shall be allocated to reflect the Fund's share of the total costs determined according to the number of pages of the Fund's respective portions of the documents.

------------------------------ --------------------------- --------------------------- ----------------------
Item                           Function                    Party Responsible for       Party Responsible
                                                           Coordination                for Expense
------------------------------ --------------------------- --------------------------- ----------------------
Mutual Fund Prospectus         Printing of combined        GWL&A                       Fund, Distributor or
                               prospectuses                                            Adviser, as
                                                                                       applicable
------------------------------ --------------------------- --------------------------- ----------------------
                               Fund, Distributor or        GWL&A                       Fund, Distributor or
                               Adviser shall supply                                    Adviser, as
                               GWL&A with such numbers                                 applicable
                               of the Designated
                               Portfolio(s)
                               prospectus(es) as GWL&A
                               shall reasonably request
------------------------------ --------------------------- --------------------------- ----------------------
                               Distribution to New and     GWL&A                       GWL&A
                               Inforce Clients
------------------------------ --------------------------- --------------------------- ----------------------
                               Distribution to             Schwab                      Schwab
                               Prospective Clients
------------------------------ --------------------------- --------------------------- ----------------------
Product Prospectus             Printing for Inforce        GWL&A                       GWL&A
                               Clients
------------------------------ --------------------------- --------------------------- ----------------------
                               Printing for Prospective    GWL&A                       Schwab
                               Clients
------------------------------ --------------------------- --------------------------- ----------------------
                               Distribution to New and     GWL&A                       GWL&A
                               Inforce Clients
------------------------------ --------------------------- --------------------------- ----------------------
                               Distribution to             Schwab                      Schwab
                               Prospective Clients
------------------------------ --------------------------- --------------------------- ----------------------
------------------------------ --------------------------- --------------------------- ----------------------
Item                           Function                    Party Responsible for       Party Responsible
                                                           Coordination                for Expense
------------------------------ --------------------------- --------------------------- ----------------------
Mutual Fund Prospectus         If Required by Fund,        Fund, Distributor or        Fund, Distributor or
Update & Distribution          Distributor or Adviser      Adviser                     Adviser
------------------------------ --------------------------- --------------------------- ----------------------
                               If Required by GWL&A        GWL&A                       GWL&A
------------------------------ --------------------------- --------------------------- ----------------------
                               If Required by Schwab       Schwab                      Schwab
------------------------------ --------------------------- --------------------------- ----------------------
Product Prospectus Update &    If Required by Fund,        GWL&A                       Fund, Distributor or
Distribution                   Distributor or Adviser                                  Adviser




------------------------------ --------------------------- --------------------------- ----------------------
Item                           Function                    Party Responsible for       Party Responsible
                                                           Coordination                for Expense

------------------------------ --------------------------- --------------------------- ----------------------
                               If Required by GWL&A        GWL&A                       GWL&A
------------------------------ --------------------------- --------------------------- ----------------------
                               If Required by Schwab       Schwab                      Schwab
------------------------------ --------------------------- --------------------------- ----------------------
Mutual Fund SAI                Printing                    Fund, Distributor or        Fund, Distributor or
                                                           Adviser                     Adviser
------------------------------ --------------------------- --------------------------- ----------------------
                               Distribution                GWL&A                       GWL&A
------------------------------ --------------------------- --------------------------- ----------------------
Product SAI                    Printing                    GWL&A                       GWL&A
------------------------------ --------------------------- --------------------------- ----------------------
                               Distribution                GWL&A                       GWL&A
------------------------------ --------------------------- --------------------------- ----------------------


------------------------------ --------------------------- --------------------------- ----------------------
Item                           Function                    Party Responsible for       Party Responsible
                                                           Coordination                for Expense
------------------------------ --------------------------- --------------------------- ----------------------
Proxy Material for Mutual      Printing if proxy           Fund, Distributor or        Fund, Distributor or
Fund:                          required by Law             Adviser                     Adviser
------------------------------ --------------------------- --------------------------- ----------------------
                               Distribution (including     GWL&A                       Fund, Distributor or
                               labor) if proxy required                                Adviser
                               by Law
------------------------------ --------------------------- --------------------------- ----------------------
                               Printing & distribution     GWL&A                       GWL&A
                               if required by GWL&A
------------------------------ --------------------------- --------------------------- ----------------------
                               Printing & distribution     GWL&A                       Schwab
                               if required by Schwab
------------------------------ --------------------------- --------------------------- ----------------------


------------------------------ --------------------------- --------------------------- ----------------------
Item                           Function                    Party Responsible for       Party Responsible
                                                           Coordination                for Expense
------------------------------ --------------------------- --------------------------- ----------------------
Mutual Fund Annual &           Printing of combined        GWL&A                       Fund, Distributor or
Semi-Annual Report             reports                                                 Adviser
------------------------------ --------------------------- --------------------------- ----------------------
                               Distribution                GWL&A                       GWL&A and Schwab
------------------------------ --------------------------- --------------------------- ----------------------
Other communication to New     If Required by the Fund,    Schwab                      Fund, Distributor or
and Prospective clients        Distributor or Adviser                                  Adviser
------------------------------ --------------------------- --------------------------- ----------------------
                               If Required by GWL&A        Schwab                      GWL&A




------------------------------ --------------------------- --------------------------- ----------------------
Item                           Function                    Party Responsible for       Party Responsible
                                                           Coordination                for Expense
------------------------------ --------------------------- --------------------------- ----------------------
                               If Required by Schwab       Schwab                      Schwab
------------------------------ --------------------------- --------------------------- ----------------------
Other communication to         Distribution (including     GWL&A                       Fund, Distributor or
inforce                        labor) if required by the                               Adviser
                               Fund, Distributor or
                               Adviser
------------------------------ --------------------------- --------------------------- ----------------------
                               If Required by GWL&A        GWL&A                       GWL&A
------------------------------ --------------------------- --------------------------- ----------------------
                               If Required by Schwab       GWL&A                       Schwab
------------------------------ --------------------------- --------------------------- ----------------------


------------------------------ --------------------------- --------------------------- ----------------------
Item                           Function                    Party Responsible for       Party Responsible
                                                           Coordination                for Expense
------------------------------ --------------------------- --------------------------- ----------------------
Errors in Share Price          Cost of error to            GWL&A                       Fund or Adviser
calculation pursuant to        participants
Section 1.10
------------------------------ --------------------------- --------------------------- ----------------------
                               Cost of administrative      GWL&A                       Fund or Adviser
                               work to correct error
------------------------------ --------------------------- --------------------------- ----------------------
Operations of the Fund         All operations and          Fund, Distributor or        Fund or Adviser
                               related expenses,           Adviser
                               including the cost of
                               registration and
                               qualification of  shares,
                               taxes on the issuance or
                               transfer of shares, cost
                               of management of the
                               business affairs of the
                               Fund, and expenses paid
                               or assumed by the fund
                               pursuant to any Rule
                               12b-1 plan
------------------------------ --------------------------- --------------------------- ----------------------
Operations of the Account      Federal registration of     GWL&A                       GWL&A
                               units of separate account
                               (24f-2 fees)
------------------------------ --------------------------- --------------------------- ----------------------


                          FUND PARTICIPATION AGREEMENT

                           Scudder Variable Series II


                                TABLE OF CONTENTS

                                                                                                                Page

Article I         Sale of Fund Shares............................................................................3

Article II        Representations and Warranties.................................................................5

Article III       Prospectuses and Proxy Statements; Voting......................................................8

Article IV        Sales Material and Information................................................................10

Article V         Fees and Expenses.............................................................................11

Article VI        Diversification and Qualification.............................................................13

Article VII       Potential Conflicts and Compliance With Mixed and Shared Funding Exemptive Order..............15

Article VIII      Indemnification...............................................................................17

Article IX        Applicable Law................................................................................26

Article X         Termination...................................................................................26

Article XI        Notices.......................................................................................29

Article XII       Miscellaneous.................................................................................30

SCHEDULE A        33

SCHEDULE B        34

SCHEDULE C        35

SCHEDULE D        37

SCHEDULE E        39

                             PARTICIPATION AGREEMENT

                                      Among

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                           SCUDDER VARIABLE SERIES II,

                        ZURICH SCUDDER INVESTMENTS INC.,

                           SCUDDER DISTRIBUTORS, INC.

                                       and

                           CHARLES SCHWAB & CO., INC.

         THIS AGREEMENT, made and entered into as of this 1st day of May, 2001 by and among GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (hereinafter "GWL&A"), a Colorado life insurance company, on its own behalf and on behalf of its Separate Account Variable Annuity-1 Series Account (the "Account"); Scudder Variable Series II, a Massachusetts business trust organized under the laws of Massachusetts (hereinafter the "Fund"); Zurich Scudder Investments Inc. (hereinafter the "Adviser"), a Delaware corporation organized under the laws of Delaware; Scudder Distributors, Inc., a Delaware corporation organized under the laws of Delaware (hereinafter the "Distributor"); and CHARLES SCHWAB & CO., INC., a California corporation (hereinafter "Schwab") (each a "Party," and collectively, the "Parties").

         WHEREAS, the Fund engages in business as an open-end management investment company and is available to act as the investment vehicle for separate accounts established for variable life insurance policies and/or variable annuity contracts (collectively, the "Variable Insurance Products") to be offered by insurance companies, including GWL&A, which have entered into participation agreements similar to this Agreement (hereinafter "Participating Insurance Companies"); and

         WHEREAS, the beneficial interest in the Fund is divided into several series of shares, each designated a "Portfolio" and representing the interest in a particular managed portfolio of securities and other assets; and

         WHEREAS, the Fund has obtained an order from the Securities and Exchange Commission (hereinafter the "SEC"), dated October 13, 1989 (File No. 812-7345), granting Participating Insurance Companies and variable annuity and variable life insurance separate accounts exemptions from the provisions of sections 9(a), 13(a), 15(a), and 15(b) of the Investment Company Act of 1940, as amended (hereinafter the "1940 Act"), and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, to the extent necessary to permit shares of the Fund to be sold to and held by variable annuity and variable life insurance separate accounts of life insurance companies that may or may not be affiliated with one another (hereinafter the "Mixed and Shared Funding Exemptive Order"); and

         WHEREAS, the Fund is registered as an open-end management investment company under the 1940 Act and shares of the Portfolio(s) are registered under the Securities Act of 1933, as amended ("1933 Act"); and

         WHEREAS, the Adviser is duly registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and any applicable state securities laws; and

         WHEREAS, the Distributor is duly registered as a broker-dealer under the Securities Exchange Act of 1934, as amended ("1934 Act"), and is a member in good standing of the National Association of Securities Dealers, Inc. (the "NASD"); and

         WHEREAS, GWL&A has registered interests under certain variable annuity contracts that are supported wholly or partially by the Account under the 1933 Act and said contracts are listed in Schedule A attached hereto and incorporated herein by reference, as such Schedule may be amended from time to time by mutual written agreement (the "Contracts"); and

         WHEREAS, the Account is a duly organized, validly existing segregated asset account, established by resolution of the Board of Directors of GWL&A on July 24, 1995, under the insurance laws of the State of Colorado, to set aside and invest assets attributable to the Contracts; and

         WHEREAS, GWL&A has registered the Account as a unit investment trust under the 1940 Act and has registered (or will register prior to sale) the securities deemed to be issued by the Account under the 1933 Act to the extent required; and

         WHEREAS, to the extent permitted by applicable insurance laws and regulations, GWL&A intends to purchase shares in the Portfolio(s) listed in Schedule B attached hereto and incorporated herein by reference, as such Schedule may be amended from time to time by mutual written agreement (the "Designated Portfolio(s)"), on behalf of the Account to fund the Contracts, and the Fund is authorized to sell such shares to unit investment trusts such as the Account at net asset value; and

         WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Account also intends to purchase shares in other open-end investment companies or series thereof not affiliated with the Fund (the "Unaffiliated Funds") on behalf of the Account to fund the Contracts; and

     WHEREAS, Schwab will perform certain services for the Fund in connection with the Contracts;

         NOW, THEREFORE, in consideration of their mutual promises, the Parties agree as follows:

                               Article I.

                              Sale of Fund Shares

1.1 The Fund agrees to make shares of the Designated Portfolio(s) available for purchase at the applicable net asset value per share by GWL&A and the Account on those days on which the Fund calculates its Designated Portfolio(s)' net asset value pursuant to rules of the SEC, and the Fund shall calculate such net asset value on each Business Day (as defined below). Notwithstanding the foregoing, the Board of Trustees of the Fund (hereinafter the "Board") may refuse to sell shares of any Designated Portfolio to any person, or suspend or terminate the offering of shares of any Designated Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board acting in good faith and in light of its fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Designated Portfolio.

1.2 The Fund and Distributor will not sell shares of the Designated Portfolio(s) to any other Participating Insurance Company separate account unless an agreement containing provisions substantially the same as Sections 2.1, 2.4 and
2.11 of Article II, Sections 3.4, 3.5 and 3.6 of Article III, Section 5.1 of
Article V, Section 6.5 of Article VI, and Article VII of this Agreement is in effect to govern such sales.

1.3 The Fund agrees to (a) sell to GWL&A those full and fractional shares of the Designated Portfolio(s) that GWL&A, on behalf of the Account, orders, and (b) redeem for cash, on GWL&A's order, any full or fractional shares of the Fund held by GWL&A, in each case executing such orders on each Business Day at the net asset value next computed after receipt by the Fund or its designee of the order for the shares of the Designated Portfolios. For purposes of this Section 1.3, GWL&A shall be the designee of the Fund for receipt of such orders and receipt by such designee shall constitute receipt by the Fund, provided that the Fund receives notice of any such order by 10:00 a.m. Eastern time on the next following Business Day or later time permitted by Section 1.6 hereof. "Business Day" shall mean any day on which the New York Stock Exchange is open for regular trading and on which the Designated Portfolio calculates its net asset value pursuant to the rules of the SEC. GWL&A shall provide the Fund with net purchase and redemption requests computed in accordance with Section 1.7 hereof.

         GWL&A shall not redeem Fund shares attributable to the Contracts (as opposed to Fund shares attributable to GWL&A's assets held in the Account) except (a) as necessary to implement Contract owner initiated or approved transactions, (b) as required by state and/or federal laws or regulations or judicial or other legal precedent of general application (hereinafter referred to as a "Legally Required Redemption"), (c) as permitted by an order of the SEC pursuant to Section 26(b) of the 1940 Act, or (d) as permitted under the terms of the Contract. Upon request, GWL&A will promptly furnish the Fund and the Distributor reasonable assurance that any redemption pursuant to clause (b) above is a Legally Required Redemption. Furthermore, except in cases where permitted under the terms of the Contracts or by termination of this Agreement or as may otherwise be permitted under the terms of this Agreement, GWL&A shall not prevent Contract owners from allocating payments to a Designated Portfolio that was otherwise available under the Contracts without first giving the Fund or the Distributor 45 days notice of its intention to do so.

1.4 In the event of net purchases, GWL&A shall pay for Fund shares by 3:00 p.m. Eastern time on the next Business Day after an order to purchase Fund shares is made in accordance with the provisions of Section 1.3 hereof. Payment shall be in federal funds transmitted to the Fund by wire. Upon receipt by the Fund of the federal funds so wired, such funds shall cease to be the responsibility of GWL&A and shall become the responsibility of the Fund.

1.5 In the event of net redemptions, the Fund shall pay and transmit the proceeds of redemptions of Fund shares by 3:00 p.m. Eastern time on the next Business Day after a redemption order is received in accordance with Section 1.3 hereof. Payment shall be in federal funds transmitted to GWL&A or its designee by wire.

1.6 The Fund shall make the net asset value per share for each Designated Portfolio available to GWL&A on each Business Day as soon as reasonably practical after the net asset value per share is calculated and shall use its best efforts to make such net asset value per share available by 5:30 p.m. Eastern time. In the event that the Fund is unable to meet the 5:30 p.m. time stated herein, the Fund shall provide additional time for GWL&A to place orders for the purchase and redemption of shares equal to the additional time it takes the Fund to make the net asset value available to GWL&A. However, if net asset values are not available for inclusion in the next business cycle and purchase orders/redemptions are not able to be calculated and available for GWL&A to execute within the time frame identified in Section 1.3 hereof, GWL&A on behalf of the Account, shall be entitled to an adjustment to the number of shares purchased or redeemed to reflect the correct share net asset value.

1.7 At the end of each Business Day, GWL&A shall use the information described herein to calculate Account unit values for the day. Using these unit values, GWL&A shall process each such Business Day's separate account transactions based on requests and premiums received by it by the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., Eastern time) to determine the net dollar amount of Fund shares which shall be purchased or redeemed at that day's closing net asset value per share.

1.8 In the event of an error in the computation of a Designated Portfolio's net asset value per share ("NAV") or any dividend or capital gain distribution (each, a "pricing error"), the Adviser or the Fund shall immediately notify GWL&A as soon as possible after discovery of the error. Such notification may be verbal, but shall be confirmed promptly in writing in accordance with Article XI of this Agreement. A pricing error shall be corrected in accordance with the procedures for correcting net asset value errors adopted by the Fund's Board of Trustees and in effect at the time of the error. The Fund represents and warrants that its procedures for correcting net asset value errors currently comply, and will continue to comply, with the 1940 Act and generally industry-wide accepted SEC staff interpretations concerning pricing errors in effect at the time of an error. GWL&A will be reimbursed for the administrative costs of adjustments made to correct Contract owner accounts in accordance with the provisions of Schedule E hereof. If an adjustment is necessary to correct an error pursuant to the Fund's procedures which has caused Contract owners to receive less than the amount to which they are entitled, the number of shares of the appropriate Designated Portfolio(s) attributable to the accounts of the Contract owners will be adjusted and the amount of any underpayments shall be credited by the Adviser or the Fund, as appropriate, to GWL&A for crediting of such amounts to the applicable Contract owners accounts. Upon notification by the Adviser of any overpayment due to an error, GWL&A or Schwab, as the case may be, shall promptly remit to the Adviser or the Fund, as appropriate, any overpayment that has not been paid to Contract owners; however, the Parties acknowledge that Schwab and GWL&A do not intend to seek additional payments from any Contract owner who, because of a pricing error, may have underpaid for units of interest credited to his/her account. In no event shall Schwab or GWL&A be liable to Contract owners for any such adjustments or underpayment amounts.

         The standards set forth in this Section 1.8 are based on the Parties' understanding of the views expressed by the staff of the SEC as of the date of this Agreement. In the event the views of the SEC staff are later modified or superseded by SEC or judicial interpretation, the Parties shall amend the foregoing provisions of this Agreement to comport with the appropriate applicable standards, on terms mutually satisfactory to all Parties.

1.9 The Fund shall furnish same day notice (by wire or telephone, followed by written confirmation) to GWL&A of any income, dividends or capital gain distributions payable on the Designated Portfolio(s)' shares. GWL&A hereby elects to receive all such income dividends and capital gain distributions as are payable on the Designated Portfolio shares in additional shares of that Designated Portfolio. GWL&A reserves the right to revoke this election and to receive all such income dividends and capital gain distributions in cash. The Fund shall notify GWL&A by the end of the next following Business Day of the number of shares so issued as payment of such dividends and distributions.

1.10 Issuance and transfer of the Fund's shares will be by book entry only. Stock certificates will not be issued to GWL&A or the Account. Shares ordered from the Fund will be recorded in an appropriate title for the Account or the appropriate subaccount of the Account.

1.11 The Parties acknowledge that the arrangement contemplated by this Agreement is not exclusive; the Fund's shares may be sold to other Participating Insurance Companies (subject to Section 1.2 and Article VI hereof) and the cash value of the Contracts may be invested in other investment companies.

                                  Article II.

                         Representations and Warranties

2.1 GWL&A represents and warrants that the securities deemed to be issued by the Account under the Contracts are or will be registered under the 1933 Act or exempt from registration thereunder, and that the Contracts will be issued and sold in compliance in all material respects with all applicable laws, rules, and regulations (collectively, "laws"). GWL&A further represents and warrants that it is an insurance company duly organized and in good standing under applicable law and that it has legally and validly established the Account prior to any issuance or sale of units thereof as a segregated asset account under Section 10-7-401, et. seq. of the Colorado Insurance Law and has registered the Account as a unit investment trust in accordance with the provisions of the 1940 Act to serve as a segregated investment account for the Contracts and that it will maintain such registration for so long as any Contracts are outstanding as required by applicable law.

2.2 The Fund and Distributor each represents and warrants that Designated Portfolio(s) shares sold pursuant to this Agreement shall be registered under the 1933 Act, duly authorized for issuance and sold in compliance with all applicable laws including without limitation the 1933 Act, the 1934 Act, and the 1940 Act, and that the Fund is and shall remain registered under the 1940 Act. The Fund shall amend the registration statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares.

2.3 The Fund reserves the right to adopt a plan pursuant to Rule 12b-1 under the 1940 Act and to impose an asset-based or other charge to finance distribution expenses as permitted by applicable law. In any event, the Fund and Adviser agree to comply with applicable provisions and SEC staff interpretations of the 1940 Act to assure that the investment advisory or management fees paid to the Adviser by the Fund are in accordance with the requirements of the 1940 Act. To the extent that the Fund decides to finance distribution expenses pursuant to Rule 12b-1, the Fund undertakes to have its Board, a majority of whom are not interested persons of the Fund, formulate and approve any plan pursuant to Rule 12b-1 under the 1940 Act to finance distribution expenses.

2.4 The Fund and Adviser each represents and warrants that it will cooperate with GWL&A to ensure that the investment policies, fees and expenses of the Designated Portfolio(s) are and shall at all times remain in compliance with the insurance and other applicable laws of the State of Colorado and any other applicable state to the extent required to perform this Agreement, provided that GWL&A gives the Fund and Adviser notice of any such laws. The Fund and Distributor each represents and warrants that it will make every effort to ensure that Designated Portfolio(s) shares will be sold in compliance with the insurance laws of the State of Colorado and all applicable state insurance and securities laws, provided that GWL&A gives the Fund and Distributor notice of any such laws. GWL&A shall be solely responsible for (i) identifying any changes in state insurance laws, regulations or interpretations that may affect the Designated Portfolios ("Law Change"); and (ii) notifying the Fund, Adviser and Distributor of such Law Change. In the event of a Law Change, the Fund agrees that any action required by a Law of Change will be taken, except in those circumstances where the Fund has advised GWL&A that its Board has determined that implementation of a particular Law Change is not in the best interest of all the Fund's shareholders.

2.5 The Fund represents and warrants that it is lawfully organized and validly existing under the laws of the Commonwealth of Massachusetts and that it does and will comply in all material respects with the 1940 Act.

2.6 The Adviser represents and warrants that it is and shall remain duly qualified and registered under all applicable laws and that it shall perform its obligations for the Fund in compliance in all material respects with all applicable laws. The Adviser represents and warrants that management and any other fees paid by the Fund to Adviser or its affiliated persons (within the meaning of the 1940 Act) are legitimate and not excessive, and are derived from agreements that do not breach any fiduciary duty of Adviser to the Fund.

2.7 The Distributor represents and warrants that it is and shall remain duly qualified and registered under all applicable laws and that it shall perform its obligations for the Fund in compliance in all material respects with all applicable laws.

2.8 The Fund and the Adviser represent and warrant that all of their respective directors, officers, employees, investment advisers, and other individuals or entities dealing with the money and/or securities of the Fund are, and shall continue to be at all times, covered by one or more blanket fidelity bonds or similar coverage for the benefit of the Fund in an amount not less than the minimal coverage required by Rule 17g-1 under the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid bonds shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

2.9 Schwab represents and warrants that it has completed, obtained and performed, in all material respects all registrations, filings, approvals, and authorizations, consents and examinations required by any government or governmental authority as may be necessary to perform this Agreement. Schwab does and will comply, in all material respects, with all applicable laws in the performance of its obligations under this Agreement.

2.10 GWL&A represents and warrants that all of their respective officers, employees, investment advisers, and other individuals or entities dealing with the money and/or securities of the Fund are, and shall continue to be at all times, covered by a blanket fidelity bond in an amount not less than the minimal coverage required by Rule 17g-1 under the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid bonds shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company. GWL&A agrees to hold for the benefit of the Fund and to pay to the Fund any amounts lost from larceny, embezzlement or other events covered by the aforesaid bond to the extent such amounts properly belong to the Fund pursuant to the terms of this Agreement. GWL&A agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect during the term of this Agreement and agrees to notify the Fund and the Distributor in the event that such coverage no longer applies.

2.11 GWL&A represents and warrants that all shares of the Designated Portfolios purchased by GWL&A through its separate accounts will be purchased on behalf of one or more unmanaged separate accounts that offer interests therein that are registered under the 1933 Act and upon which a registration fee has been or will be paid or that are unregistered because the interests are exempt from registration under the 1933 Act, and GWL&A acknowledges that the Fund intends to rely upon this representation and warranty for purposes of calculating SEC registration fees payable with respect to such shares of the Designated Portfolios pursuant to Form 24F-2 or any similar form or SEC registration fee calculation procedure that allows the Fund to exclude shares so sold for purposes of calculating its SEC registration fee unless amended to provide otherwise. GWL&A will certify the amount of any shares of the Designated Portfolios purchased by GWL&A on behalf of any separate account offering interests not subject to registration under the 1933 Act. GWL&A agrees to reasonably cooperate with the Fund on no less than an annual basis to certify as to its continuing compliance with this representation and warranty.

2.12 The Fund will provide GWL&A with as much advance notice as is reasonably practicable of any material change affecting the Designated Portfolio(s) (including, but not limited to, any material change in the registration statement or prospectus affecting the Designated Portfolio(s)) and any proxy solicitation affecting the Designated Portfolio(s) and will consult with GWL&A in order to implement any such change in an orderly manner, recognizing the expenses of changes and attempting to minimize such expenses by implementing them in conjunction with regular annual updates of the prospectus for the Contracts. The Fund agrees to share equitably in expenses incurred by GWL&A as a result of actions taken by the Fund, consistent with the allocation of expenses contained in Schedule E hereto.

2.13 GWL&A represents and warrants, for purposes other than diversification under Section 817 of the Internal Revenue Code of 1986 as amended ("the Code"), that the Contracts are currently and at the time of issuance will be treated as annuity contracts under applicable provisions of the Code, and that it will make every effort to maintain such treatment and that it will notify Schwab, the Fund, the Distributor and the Adviser immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future. In addition, GWL&A represents and warrants that the Account is a "segregated asset account" and that interests in the Account are offered exclusively through the purchase of or transfer into a "variable contract" within the meaning of such terms under Section 817 of the Code and the regulations thereunder. GWL&A will use every effort to continue to meet such definitional requirements, and it will notify Schwab, the Fund, the Distributor and the Adviser immediately upon having a reasonable basis for believing that such requirements have ceased to be met or that they might not be met in the future. GWL&A represents and warrants that it will not purchase Fund shares with assets derived from tax-qualified retirement plans except, indirectly, through Contracts purchased in connection with such plans.

                                  Article III.

                    Prospectuses and Proxy Statements; Voting

3.1 At least annually, the Adviser or Distributor shall provide GWL&A and Schwab with as many printed copies of the current prospectus for each Designated Portfolio as GWL&A and Schwab may reasonably request for distribution to Contract owners. If requested by GWL&A or Schwab in lieu thereof, the Fund, Distributor or Adviser shall provide such documentation (including a camera-ready copy of each Designated Portfolio's current prospectus as set in type, a diskette containing such documents in the form sent to the financial printer, or an electronic copy of the documents in a format suitable for posting on an Internet website, all as GWL&A and Schwab may reasonably request) and such other assistance as is reasonably necessary in order for GWL&A and Schwab once each year (or more frequently if the prospectuses for the Designated Portfolio(s) are amended) to have the prospectus for the Contracts and the Fund's prospectus for the Designated Portfolio(s) printed together in a single document or posted on a website maintained by or for GWL&A or Schwab. The Fund, Distributor, and Adviser agree that the prospectus for the Designated Portfolio(s) will describe only the Designated Portfolio(s) and will not name or describe any other Portfolios or series that may be in the Fund unless required by law. Expenses associated with providing such documentation shall be allocated in accordance with Schedule E hereto.

3.2 If applicable laws require that the Statement of Additional Information ("SAI") for the Fund be distributed to all Contract owners, then the Fund, Distributor and/or the Adviser, as appropriate, shall provide GWL&A with copies of the Fund's SAI for the Designated Portfolio(s) in such quantities, with expenses to be borne in accordance with Schedule E hereto, as GWL&A may reasonably require to permit timely distribution thereof to Contract owners. If requested by GWL&A or Schwab, the Fund, Distributor or Adviser shall provide an electronic copy of the Fund SAI in a format suitable for posting on an Internet website maintained by or on behalf of GWL&A and/or Schwab. The Fund, Distributor and/or the Adviser, as appropriate, shall also provide SAIs to any Contract owner or prospective owner who requests such SAI from the Fund (although it is anticipated that such requests will be made to GWL&A or Schwab).

3.3 The Fund, Distributor and/or Adviser shall provide GWL&A and Schwab with copies of the Fund's proxy material, reports to shareholders and other communications to shareholders for the Designated Portfolio(s) in such quantity, with expenses to be borne in accordance with Schedule E hereto, as GWL&A may reasonably require to permit timely distribution thereof to Contract owners. If requested by GWL&A or Schwab, the Fund, Distributor or Adviser shall provide an electronic copy of such documentation in a format suitable for posting on an Internet website maintained by or on behalf of GWL&A and/or Schwab. The Fund, Distributor and Adviser agree that reports to shareholders for the Designated Portfolio(s) will describe only the Designated Portfolio(s) and will not name or describe any other Portfolios or series that may be in the Fund unless required by law.

3.4      If and to the extent required by law GWL&A shall:

(i)      solicit voting instructions from Contract owners;

     (ii) vote the Designated Portfolio(s) shares held in the Account in accordance with instructions received from Contract owners; and

(iii) vote Designated Portfolio(s) shares held in the Account for which no instructions have been received in the same proportion as Designated Portfolio(s) shares for which instructions have been received from Contract owners, so long as and to the extent that the SEC continues to interpret the 1940 Act to require pass-through voting privileges for variable contract owners. GWL&A reserves the right to vote Fund shares held in its general account and in any segregated asset account in its own right, to the extent permitted by law.

3.5 Participating Insurance Companies shall be responsible for assuring that each of their separate accounts participating in a Designated Portfolio calculates voting privileges in a manner consistent with the standards set forth in the Mixed and Shared Funding Exemptive Order, provided however, that the Fund shall provide GWL&A and each Participating Insurance Company with a written copy of such standards and such other assistance as may be necessary to facilitate coordination between GWL&A and other Participating Insurance Companies in complying with such standards and provided further that GWL&A shall be free to vote Designated Portfolio shares attributable to the Account in any manner permitted by applicable law, to the extent the Mixed and Shared Funding Order is superseded by SEC or administrative practice (including no-action relief).

3.6 The Fund will comply with all provisions of the 1940 Act requiring voting by shareholders, and in particular the Fund, comply with Section 16(c) of the 1940 Act (although the Fund is not one of the trusts described in Section 16(c) of that Act) as well as with Sections 16(a) and, if and when applicable, 16(b). Further, the Fund will act in accordance with the SEC's interpretation of the requirements of Section 16(a) with respect to periodic elections of directors or trustees and with whatever rules the Commission may promulgate with respect thereto.

                                  Article IV.

                         Sales Material and Information

4.1 GWL&A and Schwab shall furnish, or shall cause to be furnished, to the Fund or its designee, a copy of each piece of sales literature or other promotional material that GWL&A or Schwab, respectively, develops or proposes to use and in which the Fund (or a Designated Portfolio thereof), its Adviser, any of its sub-advisers, or the Distributor is named in connection with the Contracts, at least ten (10) Business Days prior to its use. No such material shall be used if the Fund objects to such use within five (5) Business Days after receipt of such material. The Fund or its designee reserves the right to reasonably object to the continued use of any such sales literature or other promotional material in which the Fund (or a Designated Portfolio thereof), its Adviser, any of its sub-advisers, or the Distributor is named and no such material shall be used if the Fund or its designee so objects.

4.2 GWL&A and Schwab shall not give any information or make any representations or statements on behalf of the Fund in connection with the sale of the Contracts other than the information or representations contained in the registration statement, prospectus or SAI for the Fund shares, as the same may be amended or supplemented from time to time, or in sales literature or other promotional material approved by the Fund, Distributor or Adviser, except as with the permission of the Fund, Distributor or Adviser.

4.3 The Fund, Distributor, or the Adviser shall furnish, or shall cause to be furnished, to GWL&A and Schwab, a copy of each piece of sales literature or other promotional material in which GWL&A, its separate account(s), any Contract or Schwab is named prior to its use. No such material shall be used until approved by GWL&A and Schwab. GWL&A and Schwab reserve the right to reasonably object to the continued use of any such sales literature or other promotional material in which GWL&A, its separate account(s), or any Contract, or Schwab is named, and no such material shall be used if the Company or Schwab so objects.

4.4 The Fund, the Distributor and the Adviser shall not give any information or make any representations on behalf of GWL&A or concerning GWL&A, the Account, or the Contracts other than the information or representations contained in a registration statement, prospectus (which shall include an offering memorandum, if any, if the Contracts issued by GWL&A or interests therein are not registered under the 1933 Act) or SAI for the Contracts, as the same may be amended or supplemented from time to time, or in sales literature or other promotional material approved by GWL&A or its designee, except with the permission of GWL&A. GWL&A agrees that the Fund and the Adviser may include in the Fund's proxy materials, shareholder reports, registration statements, prospectuses or SAIs information about GWL&A and the Account required by applicable law to be included therein.

4.5 GWL&A, the Fund, the Distributor, and the Adviser shall not give any information or make any representations on behalf of or concerning Schwab, or use Schwab's name except with the permission of Schwab.

4.6 The Fund or its designee will provide to GWL&A and Schwab at least one complete copy of all registration statements, prospectuses, SAIs, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments or supplements to any of the above, that relate to the Fund or its shares (collectively, "Fund Materials"), contemporaneously with the filing of such document(s) with the SEC or NASD or other regulatory authorities.

4.7 GWL&A or Schwab or its designee will provide to the Fund at least one complete copy of all registration statements, prospectuses, SAIs, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments or supplements to any of the above, that relate to the Contracts (collectively, "Contract Materials") contemporaneously with the filing of such document(s) with the SEC, NASD, or other regulatory authority. GWL&A or Schwab shall provide to the Fund and the Distributor any complaints received from the Contract owners which arise from actions or omissions of the Funds and the Designated Portfolios.

4.8 For purposes of Articles IV and VIII, the phrase "sales literature and other promotional material" includes, but is not limited to, advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media; e.g., on-line networks such as the Internet or other electronic media), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, shareholder reports, and any other material constituting sales literature or advertising under the NASD rules, the 1933 Act or the 1940 Act.

4.9 At the request of any Party to this Agreement, each other Party will make available to the other Party's independent auditors and/or representative of the appropriate regulatory agencies, all records, data and access to operating procedures that may be reasonably requested in connection with compliance and regulatory requirements related to this Agreement or any Party's obligations under this Agreement.

                                   Article V.

                                Fees and Expenses

5.1 The Fund, Distributor and the Adviser shall pay no fee or other compensation to GWL&A under this Agreement, and GWL&A shall pay no fee or other compensation to the Fund, Distributor or Adviser under this Agreement, although the Parties hereto will bear certain expenses in accordance with Schedule E hereto, Articles III, V, and other provisions of this Agreement. 5.2 Except as otherwise provided in this Agreement, including without limitation Schedule E hereto, each Party shall bear all expenses incident to the performance of its obligations hereunder. Notwithstanding anything herein to the contrary, the Distributor or Adviser (as they may allocate between themselves) shall reimburse Great-West and Schwab for one-half of the costs associated with substituting the securities of a registered investment company for the shares of any Designated Portfolio that has permanently discontinued or intends to permanently discontinue the offering of its shares to Contract owners, or that implements, or intends to implement, a fundamental change in investment objective or policy or other change requiring shareholder approval that materially alters the Fund such that the interests of Contract owners are adversely affected, or with respect to which Great-West or Schwab determines to terminate the Agreement pursuant to Section 10.1(b), 10.1(c), 10.1(e), 10.1(f), 10.1(g), 10.1(i) or 10.1(l) hereof. The costs of such substitution shall include, without limitation, reasonable legal fees for obtaining any required SEC order approving such substitution, and expenses for printing and distributing any prospectus supplement or other disclosure of the substitution or elimination of the Designated Portfolio as an investment vehicle under the Contracts; provided, however, that the Adviser's or Distributor's half of its collective reimbursement obligation under this Section 5.2 shall not exceed the lesser of (a) $20,000 or (b) 10 basis points times the net assets in the Designated Portfolio subject to the substitution.

5.3 The Fund, the Distributor and the Adviser acknowledge that a principal feature of the Contracts is the Contract owner's ability to choose from a number of unaffiliated mutual funds (and portfolios or series thereof), including the Designated Portfolio(s) and the Unaffiliated Funds, and to transfer the Contract's cash value between funds and Designated Portfolios. The Fund, the Distributor and the Adviser agree to cooperate with GWL&A and Schwab in facilitating the operation of the Account and the Contracts as described in the prospectus for the Contracts, including but not limited to cooperation in facilitating transfers between Unaffiliated Funds.

5.4 GWL&A agrees to cooperate with the Fund, the Distributor and the Adviser with a view to exercising rights reserved by GWL&A under the terms of the Contracts, if any, to limit transfers to the extent reasonably requested by the Fund, the Distributor or the Adviser if such party reasonably believes that certain Contract owners are engaged in short-term trading to the degree that such trading interferes with the orderly management of any of the Designated Portfolios.

5.5 Schwab agrees to provide certain administrative services, specified in Schedule C hereto, in connection with the arrangements contemplated by this Agreement. The Parties acknowledge and agree that the services referred to in this Section 5.5 are recordkeeping, shareholder communication, and other transaction facilitation and processing, and related administrative services only and are not the services of an underwriter or a principal underwriter of the Fund, and that Schwab is not an underwriter for the shares of the Designated Portfolio(s), within the meaning of the 1933 Act or the 1940 Act.

5.6 As compensation for the services specified in Schedule C hereto, the Adviser agrees to pay Schwab a monthly Administrative Service Fee based on the percentage per annum on Schedule C hereto applied to the average daily value of the shares of the Designated Portfolio(s) held in the Account with respect to Contracts sold by Schwab. This monthly Administrative Service Fee is due and payable before the 15th (fifteenth) day following the last day of the month to which it relates.

                                  Article VI.

                        Diversification and Qualification

6.1 The Fund, the Distributor and the Adviser each represents and warrants that the Fund will at all times sell its shares and invest its assets in such a manner as to ensure that the Contracts will be treated as annuity contracts under the Code, and the regulations issued thereunder. Without limiting the scope of the foregoing, the Fund, Distributor and Adviser each represents and warrants that the Fund and each Designated Portfolio thereof will at all times comply with Section 817(h) of the Code and Treasury Regulation ss.1.817-5, as amended from time to time, and any Treasury interpretations thereof, relating to the diversification requirements for variable annuity, endowment, or life insurance contracts and any amendments or other modifications or successor provisions to such Section or Regulations. The Fund, the Distributor and the Adviser agree that shares of the Designated Portfolio(s) will be sold only to Participating Insurance Companies and their separate accounts and to qualified plans if permitted by the Mixed and Shared Funding Exemptive Order or any amendment thereto. In the event of a breach of this Article VI by the Fund, the Fund, Distributor, and Adviser will take all steps necessary to (a) notify GWL&A of such breach, and (b) adequately diversify the Fund so as to achieve compliance within the 30-day grace period afforded by Regulation 1.817-5.

6.2 The Fund, the Distributor and the Adviser each represents and warrants that shares of the Designated Portfolio(s) will be sold only to Participating Insurance Companies and their separate accounts and to qualified plans if permitted by the Mixed and Shared Funding Exemptive Order or any amendment thereto, and that no person has or will purchase shares in any Portfolio for any purpose or under any circumstances that would preclude GWL&A from "looking through" to the investments of each Designated Portfolio in which it invests, pursuant to the "look through" rules found in Treasury Regulation 1.817-5. No shares of any Designated Portfolio of the Fund will be sold to the general public.

6.3 The Fund, the Distributor and the Adviser each represents and warrants that the Fund and each Designated Portfolio is currently qualified as a "regulated investment company" under Subchapter M of the Code, and that each Designated Portfolio will maintain such qualification (under Subchapter M or any successor or similar provisions) as long as this Agreement is in effect.

6.4 The Fund, Distributor and Adviser each will notify GWL&A and Schwab immediately upon having a reasonable basis for believing that the Fund or any Designated Portfolio has ceased to comply with the aforesaid Section 817(h) diversification or Subchapter M qualification requirements or might not so comply in the future.

6.5 Without in any way limiting the effect of Sections 8.3, 8.4 and 8.5 hereof and without in any way limiting or restricting any other remedies available to GWL&A or Schwab, the Distributor and/or Adviser will pay all costs associated with or arising out of any failure, or any anticipated or reasonably foreseeable failure, of the Fund or any Designated Portfolio to comply with Sections 6.1, 6.2, or 6.3 hereof, including all costs associated with reasonable and appropriate corrections or responses to any such failure; such costs may include, but are not limited to, the costs involved in creating, organizing, and registering a new investment company as a funding medium for the Contracts and/or the costs of obtaining whatever regulatory authorizations are required to substitute shares of another investment company for those of the failed Portfolio (including but not limited to an order pursuant to Section 26(b) of the 1940 Act); such costs are to include, but are not limited to, reasonable fees and expenses of legal counsel and other advisors to GWL&A and any federal income taxes or tax penalties and interest thereon (or "toll charges" or exactments or amounts paid in settlement) incurred by GWL&A with respect to itself or its Contract owners in connection with any such failure or anticipated or reasonably foreseeable failure.

6.6 The Fund at the Adviser's expense shall provide GWL&A or its designee with reports certifying compliance with the aforesaid Section 817(h) diversification and Subchapter M qualification requirements, at the times provided for and substantially in the form attached hereto as Schedule D hereto; provided, however, that providing such reports does not relieve the Fund of its responsibility for such compliance or of its liability for any non-compliance.

6.7 GWL&A agrees that if the Internal Revenue Service ("IRS") asserts in writing in connection with any governmental audit or review of GWL&A or, to GWL&A's knowledge, or any Contract owner that any Designated Portfolio has failed to comply with the diversification requirements of Section 817(h) of the Code or GWL&A otherwise becomes aware of any facts that could give rise to any claim against the Fund, Distributor or Adviser as a result of such a failure or alleged failure:

(a) GWL&A shall promptly notify the Fund, the Distributor and the Adviser of such assertion or potential claim;

(b) GWL&A shall consult with the Fund, the Distributor and the Adviser as to how to minimize any liability that may arise as a result of such failure or alleged failure;

(c) GWL&A shall use its best efforts to minimize any liability of the Fund, the Distributor and the Adviser resulting from such failure, including, without limitation, demonstrating, pursuant to Treasury Regulations, Section 1.817-5(a)(2), to the commissioner of the IRS that such failure was inadvertent;

(d) any written materials to be submitted by GWL&A to the IRS, any Contract owner or any other claimant in connection with any of the foregoing proceedings or contests (including, without limitation, any such materials to be submitted to the IRS pursuant to Treasury Regulations, Section 1.817-5(a)(2)) shall be provided by GWL&A to the Fund, the Distributor and the Adviser (together with any supporting information or analysis) within at least two (2) business days prior to submission;

(e) GWL&A shall provide the Fund, the Distributor and the Adviser with such cooperation as the Fund, the Distributor and the Adviser shall reasonably request (including, without limitation, by permitting the Fund, the Distributor and the Adviser to review the relevant books and records of GWL&A) in order to facilitate review by the Fund, the Distributor and the Adviser of any written submissions provided to it or its assessment of the validity or amount of any claim against it arising from such failure or alleged failure; and

(f) GWL&A shall not with respect to any claim of the IRS or any Contract owner that would give rise to a claim against the Fund, the Distributor and the Adviser (i) compromise or settle any claim, (ii) accept any adjustment on audit, or (iii) forego any allowable administrative or judicial appeals, without the express written consent of the Fund, the Distributor and the Adviser, which shall not be unreasonably withheld; provided that, GWL&A shall not be required to appeal any adverse judicial decision unless the Fund and the Adviser shall have provided an opinion of independent counsel to the effect that a reasonable basis exists for taking such appeal; and further provided that the Fund, the Distributor and the Adviser shall bear the costs and expenses, including reasonable attorney's fees, incurred by GWL&A in complying with this clause (f).

                                  Article VII.

                     Potential Conflicts and Compliance With
                    Mixed and Shared Funding Exemptive Order

7.1 The Fund represents that the Board will monitor the Fund for the existence of any material irreconcilable conflict between the interests of the contract owners of all separate accounts investing in the Fund. A material irreconcilable conflict may arise for a variety of reasons, including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Designated Portfolio are being managed; (e) a difference in voting instructions given by variable annuity contract and variable life insurance contract owners or by contract owners of different Participating Insurance Companies; or (f) a decision by a Participating Insurance Company to disregard the voting instructions of contract owners. The Board shall promptly inform GWL&A if it determines that a material irreconcilable conflict exists and the implications thereof.

7.2 GWL&A and the Adviser will report any potential or existing conflicts of which it is aware to the Board. GWL&A will assist the Board in carrying out its responsibilities under the Mixed and Shared Funding Exemptive Order, by providing the Board with all information reasonably necessary for the Board to consider any issues raised. This includes, but is not limited to, an obligation by GWL&A to inform the Board whenever contract owner voting instructions are to be disregarded. At least annually, and more frequently if deemed appropriate by the Board, GWL&A shall submit to the Adviser and the Adviser shall at least annually submit to the Board, such reports, materials and data as the Board may reasonably request so that the Board may fully carry out the obligations imposed upon it by the conditions contained in the Mixed and Shared Funding Exemptive Order; and said reports, materials and data shall be submitted more frequently if deemed appropriate by the Board. The responsibility to report such information and conflicts to the Board shall be carried out by GWL&A with a view only to the interests of its Contract owners.

7.3 If it is determined by a majority of the Board, or a majority of its members who are not interested persons of the Fund, the Distributor, the Adviser or any sub-adviser to any of the Designated Portfolios (the "Disinterested Members"), that a material irreconcilable conflict exists, and it is a Participating Insurance Company for which a material irreconcilable conflict is relevant, GWL&A and other Participating Insurance Companies shall, at their expense and to the extent reasonably practicable (as determined by a majority of the Disinterested Members), take whatever steps are necessary to remedy or eliminate the material irreconcilable conflict, up to and including: (1) withdrawing the assets allocable to some or all of the separate accounts from the Fund or any Designated Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Designated Portfolio of the Fund, or submitting the question whether such segregation should be implemented to a vote of all affected contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance contract owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected contract owners the option of making such a change; and (2) establishing a new registered management investment company or managed separate account.

7.4 If a material irreconcilable conflict arises because of a decision by GWL&A to disregard Contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, GWL&A may be required, at the Fund's election, to withdraw the Account's investment in the Fund and terminate this Agreement; provided, however that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the Disinterested Members. GWL&A will bear the cost of any remedial action, as contemplated in this Section 7.4, including such withdrawal and termination. Any such withdrawal and termination must take place within six (6) months after the Fund gives written notice that this provision is being implemented, and until the end of that six month period the Fund, the Distributor and the Adviser shall continue to accept and implement orders by GWL&A for the purchase (and redemption) of shares of the Fund. No charge or penalty will be imposed as a result of such withdrawal. The responsibility to take such remedial action shall be carried out with a view only to the interest of the Contract owners.

7.5 If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to GWL&A conflicts with the majority of other state regulators, then GWL&A will withdraw the Account's investment in the Fund and terminate this Agreement within six (6) months after the Board informs GWL&A in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the Disinterested Members. Until the end of the foregoing six (6) month period, the Fund and the Distributor shall continue to accept and implement orders by GWL&A for the purchase (and redemption) of shares of the Fund. The responsibility to take such action shall be carried out with a view only to the interest of the Contract owners.

7.6 For purposes of Sections 7.3 through 7.6 of this Agreement, a majority of the Disinterested Members shall determine whether any proposed action adequately remedies any material irreconcilable conflict, but in no event will the Fund be required to establish a new funding medium for the Contracts. GWL&A shall not be required by Section 7.3 to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contract owners affected by the material irreconcilable conflict. In the event that the Board determines that any proposed action does not adequately remedy any material irreconcilable conflict, then GWL&A will withdraw the Account's investment in the Fund and terminate this Agreement within six (6) months after the Board informs GWL&A in writing of the foregoing determination; provided, however, that such withdrawal and termination shall be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the Disinterested Members.

7.7 If and to the extent the Mixed and Shared Funding Exemption Order or any amendment thereto contains terms and conditions different from Sections 3.4, 3.5, 3.6, 7.1, 7.2, 7.3, 7.4, and 7.5 of this Agreement, then the Fund and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with the Mixed and Shared Funding Exemptive Order, and Sections 3.4, 3.5, 3.6, 7.1, 7.2, 7.3, 7.4 and 7.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in the Mixed and Shared Funding Exemptive Order or any amendment thereto. If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Mixed and Shared Funding Exemptive Order) on terms and conditions materially different from those contained in the Mixed and Shared Funding Exemptive Order, then (a) the Fund and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable: and (b) Sections 3.4, 3.5, 3.6, 7.1, 7.2, 7.3, 7.4, and 7.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

                                 Article VIII.

                                 Indemnification

8.1      Indemnification By GWL&A.

(a) GWL&A agrees to indemnify and hold harmless the Fund, the Distributor and the Adviser and each of their respective officers and directors or trustees and each person, if any, who controls the Fund, Distributor or Adviser within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.1) against any and all losses, claims, expenses, damages and liabilities (including amounts paid in settlement with the written consent of GWL&A) or litigation (including reasonable legal and other expenses) (collectively, a "Loss") to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such Loss is related to the sale or acquisition of the Fund's shares or the Contracts and:

(i) arises out of or is based upon any untrue statements or alleged untrue statements of any material fact contained in Contract Materials, or arises out of or is based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this Agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing to GWL&A or Schwab by or on behalf of the Fund, Distributor or Adviser for use in the Contract Materials or otherwise for use in connection with the sale of the Contracts or Fund shares; or

(ii) arises out of or as a result of statements or representations (other than statements or representations contained in Fund Materials not supplied by GWL&A or persons under its control) or wrongful conduct of GWL&A or persons under its control, with respect to the sale or distribution of the Contracts or Fund shares; or

(iii) arises out of any untrue statement or alleged untrue statement of a material fact contained in any Fund Materials, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, if such a statement or omission was made in reliance upon and conformity with information furnished in writing to the Fund by or on behalf of GWL&A; or

(iv) arises as a result of any failure by GWL&A to perform the obligations, provide the services, and furnish the materials required of it under the terms of this Agreement (including a failure, whether intentional or in good faith or otherwise, to comply with Section 2.13 of this Agreement); or

(v) arises out of or results from any material breach of any representation and/or warranty made by GWL&A in this Agreement or arises out of or results from any other material breach of this Agreement by GWL&A, including without limitation Section
                  2.11 and Section 6.7 hereof;

as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof.

(b) GWL&A shall not be liable under this indemnification provision with respect to any Loss to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement or to any of the Indemnified Parties.

(c) GWL&A shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified GWL&A in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify GWL&A of any such claim shall not relieve GWL&A from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision, except to the extent that GWL&A has been prejudiced by such failure to give notice. In case any such action is brought against an Indemnified Party, GWL&A shall be entitled to participate, at its own expense, in the defense of such action, and unless the Indemnified Parties release GWL&A from any further obligation under this
Section 8.1 with respect to such claim(s). GWL&A also shall be entitled to assume the defense thereof, with counsel satisfactory to the Party named in the action and to settle the claim at its own expense; provided, however, that no such settlement shall, without the Indemnified Parties' written consent (such written consent shall not be unreasonably withheld), include any factual stipulation referred to the Indemnified Parties or their conduct. After notice from GWL&A to such Party of GWL&A's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and GWL&A will not be liable to such Party under this Agreement for any legal or other expenses subsequently incurred by such Party independently in connection with the defense thereof other than reasonable costs of investigation.

(d) Each Indemnified Party will promptly notify GWL&A of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Fund shares or the Contracts or the operation of the Fund.

8.2      Indemnification by Schwab.

(a) Schwab agrees to indemnify and hold harmless the Fund, the Distributor and the Adviser and each of their respective officers and directors or trustees and each person, if any, who controls the Fund, Distributor or Adviser within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.2) against any Loss to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such Loss is related to the sale or acquisition of the Fund's shares or the Contracts and:

(i) arises out of Schwab's dissemination of information regarding the Fund that is both (A) materially incorrect and (B) that was neither contained in any Fund Materials, nor provided in writing to Schwab, nor approved in writing by or on behalf of the Fund, Distributor, or Adviser; or

(ii) arises out of or is based upon any untrue statements or alleged untrue statements of any material fact contained in sales literature or other promotional material prepared or approved by Schwab for the Contracts or arises out of or is based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this Agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing to GWL&A or Schwab by or on behalf of the Fund, Distributor or the Adviser or to Schwab by GWL&A for use in Contract Materials or otherwise for use in connection with the sale of the Contracts or Fund shares; or

(iii) arises out of or as a result of statements or representations (other than statements or representations contained in materials not supplied by Schwab or persons under its control) or wrongful conduct of Schwab or persons under its control, with respect to the sale or distribution of the Contracts; or

(iv) arises as a result of any failure by Schwab to perform the obligations, provide the services and furnish the materials required of it under the terms of this Agreement; or

(v) arises out of or results from any material breach of any representation and/or warranty made by Schwab in this Agreement or arises out of or results from any other material breach of this Agreement by Schwab;

as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof.

(b) Schwab shall not be liable under this indemnification provision with respect to any Loss to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement or to any of the Indemnified Parties.

(c) Schwab shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified Schwab in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify Schwab of any such claim shall not relieve Schwab from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision, except to the extent that Schwab has been prejudiced by such failure to give notice. In case any such action is brought against an Indemnified Party, Schwab shall be entitled to participate, at its own expense, in the defense of such action and unless the Indemnified Parties release Schwab from any further obligation under
Section 8.2 with respect to such claim(s). Schwab also shall be entitled to assume the defense thereof, with counsel satisfactory to the Party named in the action and to settle the claim at its own expense; provided, however, that no such settlement shall, without the Indemnified Parties' written consent (such written consent shall not be unreasonably withheld), include any factual stipulation referred to the Indemnified Parties or their conduct. After notice from Schwab to such Party of Schwab's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and Schwab will not be liable to such Party under this Agreement for any legal or other expenses subsequently incurred by such Party independently in connection with the defense thereof other than reasonable costs of investigation.

(d) Each Indemnified Party will promptly notify Schwab of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Fund shares or the Contracts or the operation of the Fund.

8.3      Indemnification by the Adviser.

(a) The Adviser agrees to indemnify and hold harmless GWL&A and Schwab and each of their directors and officers, and each person, if any, who controls GWL&A or Schwab within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.3) against any Loss to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such Loss is related to the sale or acquisition of the Fund's shares or the Contracts and:

(i) arises out of or is based upon any untrue statement or alleged untrue statement of any material fact contained in any Fund Materials, or arises out of or is based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this Agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing to the Fund, Distributor or the Adviser by or on behalf of GWL&A or Schwab for use in the materials or otherwise for use in connection with the sale of the Contracts or the Fund shares; or

(ii) arises out of or as a result of statements or representations (other than statements or representations contained in Fund Materials not supplied by the Adviser or persons under its control) or wrongful conduct of the Fund, the Distributor or the Adviser or persons under their control, with respect to the sale or distribution of the Contracts or Fund shares; or

(iii) arises out of any untrue statement or alleged untrue statement of a material fact contained in any Contract Materials, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon and in conformity with information furnished in writing to GWL&A or Schwab by or on behalf of the Fund, Distributor or the Adviser; or

(iv) arises as a result of any failure by the Fund, the Distributor or the Adviser to perform the obligations, provide the services and furnish the materials required of it under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification and other qualification requirements specified in Article VI of this Agreement); or

(v) arises out of or results from any material breach of any representation and/or warranty made by the Fund, the Distributor or the Adviser in this Agreement or arises out of or results from any other material breach of this Agreement by the Fund, the Distributor or the Adviser; or

(vi) arises out of or results from a breach of this Agreement pertaining to the incorrect or untimely calculation or reporting of the daily net asset value per share or dividend or capital gain distribution rate;

as limited by and in accordance with the provisions of Sections 8.3(b) and 8.3(c) hereof. This indemnification is in addition to and apart from the responsibilities and obligations of the Adviser specified in Article VI hereof.

(b) The Adviser shall not be liable under this indemnification provision with respect to any Loss to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement or to any of the Indemnified Parties.

(c) The Adviser shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Adviser in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Adviser of any such claim shall not relieve the Adviser from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision, except to the extent that the Adviser has been prejudiced by such failure to give notice. In case any such action is brought against an Indemnified Party, the Adviser will be entitled to participate, at its own expense, in the defense thereof and unless the Indemnified Parties release Adviser from any further obligation under this Section 8.3 with respect to such claim(s), the Adviser also shall be entitled to assume the defense thereof, with counsel satisfactory to the Party named in the action and to settle the claim at its own expense; provided, however, that no such settlement shall, without the Indemnified Parties' written consent (such written consent shall not be unreasonably withheld), include any factual stipulation referred to the Indemnified Parties or their conduct. After notice from the Adviser to such Party of the Adviser's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Adviser will not be liable to such Party under this Agreement for any legal or other expenses subsequently incurred by such Party independently in connection with the defense thereof other than reasonable costs of investigation.

(d) GWL&A and Schwab agree promptly to notify the Adviser of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of the Contracts or the operation of the Account.

8.4      Indemnification By the Fund.

(a) The Fund agrees to indemnify and hold harmless GWL&A and Schwab and each of their respective directors and officers, and each person, if any, who controls GWL&A or Schwab within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.4) against any Loss to which the Indemnified Parties may be required to pay or become subject under any statute or regulation, at common law or otherwise, insofar as such Loss is related to the operations of the Fund and:

(i) arises as a result of any failure by the Fund to perform the obligations, provide the services and furnish the materials required of it under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification and other qualification requirements specified in Article VI of this Agreement); or

(ii) arises out of or results from any material breach of any representation and/or warranty made by the Fund in this Agreement or arises out of or results from any other material breach of this Agreement by the Fund; or

(iii) arises out of or results from a breach of this Agreement pertaining to the incorrect or untimely calculation or reporting of the daily net asset value per share or dividend or capital gain distribution rate;

as limited by and in accordance with the provisions of Sections 8.4(b) and 8.4(c) hereof.

(b) The Fund shall not be liable under this indemnification provision with respect to any Loss to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement or to any of the Indemnified Parties.

(c) The Fund shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Fund in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Fund of any such claim shall not relieve it from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision, except to the extent that the Fund has been prejudiced by such failure to give notice. In case any such action is brought against an Indemnified Party, the Fund will be entitled to participate, at its own expense, in the defense thereof and unless the Indemnified Parties release the Fund from any further obligation under this Section 8.4 with respect to such claim(s), the Fund shall also be entitled to assume the defense thereof, with counsel satisfactory to the Party named in the action and to settle the claim at its own expense; provided, however, that no such settlement shall, without the Indemnified Parties' written consent (such written consent shall not be unreasonably withheld), include any factual stipulation referred to the Indemnified Parties or their conduct. After notice from the Fund to such Party of the Fund's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Fund will not be liable to such Party under this Agreement for any legal or other expenses subsequently incurred by such Party independently in connection with the defense thereof other than reasonable costs of investigation.

(d) GWL&A and Schwab each agree promptly to notify the Fund of the commencement of any litigation or proceeding against itself or any of its respective officers or directors in connection with the Agreement, the issuance or sale of the Contracts, the operation of the Account, or the sale or acquisition of shares of the Fund.

8.5      Indemnification by the Distributor.

(a) The Distributor agrees to indemnify and hold harmless GWL&A and Schwab and each of their respective directors and officers, and each person, if any, who controls GWL&A or Schwab within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.5) against any Loss to which the Indemnified Parties may become subject under any statute or regulation, at common law or otherwise, insofar as such Loss is related to the sale or acquisition of the Fund's shares or the Contracts and:

(i) arises out of or is based upon any untrue statement or alleged untrue statement of any material fact contained in Fund Materials, or arises out of or is based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this Agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished in writing to the Fund, Distributor or Adviser by or on behalf of GWL&A or Schwab for use in the Fund Materials or otherwise for use in connection with the sale of the Contracts or Fund shares; or

(ii) arises out of or as a result of statements or representations (other than statements or representations contained in the Fund Materials not supplied by the Distributor or persons under its control) or wrongful conduct of the Fund, the Distributor or Adviser or persons under their control, with respect to the sale or distribution of the Contracts or Fund shares; or

(iii) arises out of any untrue statement or alleged untrue statement of a material fact contained in any Contract Materials, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon and in conformity with information furnished in writing to GWL&A or Schwab by or on behalf of the Fund, the Distributor or Adviser; or

(iv) arises as a result of any failure by the Fund, Distributor or Adviser to perform the obligations, provide the services and furnish the materials required of it under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification and other qualification requirements specified in Article VI of this Agreement); or

(v) arises out of or results from any material breach of any representation and/or warranty made by the Fund, Distributor or Adviser in this Agreement or arises out of or results from any other material breach of this Agreement by the Fund, Distributor or Adviser; or

(vi) arises out of or results from a breach of this Agreement pertaining to the incorrect or untimely calculation or reporting of the daily net asset value per share or dividend or capital gain distribution rate;

as limited by and in accordance with the provisions of Sections 8.5(b) and 8.5(c) hereof. This indemnification is in addition to and apart from the responsibilities and obligations of the Distributor specified in Article VI hereof.

(b) The Distributor shall not be liable under this indemnification provision with respect to any Loss to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or negligence in the performance or such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement or to any of the Indemnified Parties.

(c) The Distributor shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Distributor in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Distributor of any such claim shall not relieve the Distributor from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision, except to the extent that the Distributor has been prejudiced by such failure to give notice. In case any such action is brought against an Indemnified Party, the Distributor will be entitled to participate, at its own expense, in the defense thereof and unless the Indemnified Parties release the Distributor from any further obligation under this Section 8.5 with respect to such claim(s), the Distributor also shall be entitled to assume the defense thereof, with counsel satisfactory to the Party named in the action and to settle the claim at its own expense; provided, however, that no such settlement shall, without the Indemnified Parties' written consent (such written consent shall not be unreasonably withheld), include any factual stipulation referred to the Indemnified Parties or their conduct. After notice from the Distributor to such Party of the Distributor's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Distributor will not be liable to such Party under this Agreement for any legal or other expenses subsequently incurred by such Party independently in connection with the defense thereof other than reasonable costs of investigation.

(d) GWL&A and Schwab agree to promptly notify the Distributor of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of the Contracts or the operation of the Account.

                                  Article IX.

                                 Applicable Law

9.1 This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the State of Colorado.

9.2 This Agreement shall be subject to the provisions of the 1933, 1934 and 1940 Acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the SEC may grant (including, but not limited to, the Mixed and Shared Funding Exemptive Order) and the terms hereof shall be interpreted and construed in accordance therewith.

                                   Article X.

                                   Termination

10.1     This Agreement shall terminate:

(a) at the option of any Party, with or without cause, with respect to some or all Designated Portfolios, upon six (6) months advance written notice delivered to the other Parties; provided, however, that such notice shall not be given earlier than six (6) months following the date of this Agreement; or

(b) at the option of GWL&A or Schwab by written notice to the other Parties with respect to any Designated Portfolio based upon GWL&A's or Schwab's reasonable and good faith determination that shares of such Designated Portfolio are not reasonably available to meet the requirements of the Contracts; or

(c) at the option of GWL&A or Schwab by written notice to the other Parties with respect to any Designated Portfolio in the event any of the Designated Portfolio's shares are not registered, issued or sold in accordance with applicable law or such law precludes the use of such shares as the underlying investment media of the Contracts issued or to be issued by GWL&A; or

(d) at the option of the Fund, Distributor or Adviser in the event that formal administrative proceedings are instituted against GWL&A or Schwab by the NASD, the SEC, the Insurance Commissioner or like official of any state or any other regulatory body if, in each case, the Fund, Distributor or Adviser, as the case may be, reasonably determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of GWL&A or Schwab to perform its obligations under this Agreement; or

(e) at the option of GWL&A or Schwab in the event that formal administrative proceedings are instituted against the Fund, the Distributor or the Adviser by the NASD, the SEC, or any state securities or insurance department or any other regulatory body, if GWL&A or Schwab reasonably determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Fund, the Distributor or the Adviser to perform their obligations under this Agreement; or

(f) at the option of GWL&A or Schwab by written notice to the other Parties with respect to any Designated Portfolio in the event that such Portfolio fails to meet the requirements and comply with the representations and warranties specified in Article VI hereof; or

(g) at the option of GWL&A or Schwab by written notice to the other Parties with respect to any Designated Portfolio in the event that such Portfolio ceases to qualify as a regulated investment company under Subchapter M of the Code or under any successor or similar provision, or if GWL&A or Schwab reasonably believes that the Designated Portfolio will fail to meet such requirements or so qualify; or

(h) at the option of either the Fund, the Distributor or the Adviser, if (i) the Fund, Distributor or Adviser, respectively, shall determine, in its sole judgment reasonably exercised in good faith, that either GWL&A or Schwab has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity, (ii) the Fund, Distributor or Adviser notifies GWL&A or Schwab, as appropriate, of that determination and its intent to terminate this Agreement, and (iii) after considering the actions taken by GWL&A or Schwab and any other changes in circumstances since the giving of such a notice, the determination of the Fund, Distributor or Adviser shall continue to apply on the sixtieth (60th) day following the giving of that notice, which sixtieth day shall be the effective date of termination; or

(i) at the option of either GWL&A or Schwab, if (i) GWL&A or Schwab, respectively, shall determine, in its sole judgment reasonably exercised in good faith, that the Fund, Distributor or Adviser has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity, (ii) GWL&A or Schwab notifies the Fund, Distributor or Adviser, as appropriate, of that determination and its intent to terminate this Agreement, and (iii) after considering the actions taken by the Fund, Distributor or Adviser and any other changes in circumstances since the giving of such a notice, the determination of GWL&A or Schwab shall continue to apply on the sixtieth (60th) day following the giving of that notice, which sixtieth day shall be the effective date of termination; or

(j) at the option of GWL&A in the event that formal administrative proceedings are instituted against Schwab by the NASD, the SEC, or any state securities or insurance department or any other regulatory body regarding Schwab's duties under this Agreement or related to the sale of the Fund's shares or the Contracts, the operation of any Account, or the purchase of the Fund shares, provided, however, that GWL&A determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of Schwab to perform its obligations related to the Contracts; or

(k) at the option of Schwab in the event that formal administrative proceedings are instituted against GWL&A by the NASD, the SEC, or any state securities or insurance department or any other regulatory body regarding GWL&A's duties under this Agreement or related to the sale of the Fund's shares or the Contracts, the operation of any Account, or the purchase of the Fund shares, provided, however, that Schwab determines in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of GWL&A to perform its obligations related to the Contracts; or

(l) at the option of any non-defaulting Party hereto in the event of a material breach of this Agreement by any Party hereto (the "defaulting Party") other than as described in 10.1(a)-(k); provided, that the non-defaulting Party gives written notice thereof to the defaulting Party, with copies of such notice to all other non-defaulting Parties, and if such breach shall not have been remedied within thirty (30) days after such written notice is given, then the non-defaulting Party giving such written notice may terminate this Agreement by giving thirty (30) days written notice of termination to the defaulting Party.

10.2     Notice Requirement.

     No termination of this Agreement shall be effective unless and until the Party terminating this Agreement gives prior written notice to all other Parties of its intent to terminate, which notice shall set forth the basis for the termination. Furthermore,

(a)               in the event any termination is based upon the provisions of
                  Article VII, or the provisions of Section 10.1(a), 10.1(h) or 10.1(i) of this Agreement, the prior written notice shall be given in advance of the effective date of termination as required by those provisions unless such notice period is shortened by mutual written agreement of the Parties;

(b)               in the event any termination is based upon the provisions of
                  Section 10.1(d), 10.1(e), 10.1(j) or 10.1(k) of this
                  Agreement, the prior written notice shall be given at least sixty (60) days before the effective date of termination; and

(c)               in the event any termination is based upon the provisions of
                  Section 10.1(b), 10.1(c), 10.1(f) or 10.1(g) of this
                  Agreement, the prior written notice shall be given in advance of the effective date of termination, which date shall be determined by the Party sending the notice.

10.3     Effect of Termination.

         Notwithstanding any termination of this Agreement, other than as a result of a failure by either the Fund or GWL&A to meet Section 817(h) of the Code diversification requirements, the Fund, the Distributor and the Adviser shall, at the option of GWL&A or Schwab, continue to make available additional shares of the Designated Portfolio(s) pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing Contracts"). Specifically, without limitation, the owners of the Existing Contracts shall be permitted to reallocate investments among the Designated Portfolio(s), redeem investments in the Designated Portfolio(s) and/or invest in the Designated Portfolio(s) upon the making of additional purchase payments under the Existing Contracts. The Parties agree that this Section 10.3 shall not apply to any terminations under Article VII and the effect of such Article VII terminations shall be governed by Article VII of this Agreement.

10.4     Surviving Provisions.

         Notwithstanding any termination of this Agreement, the following provisions shall survive: Article V, Article VIII and Section 12.1 of Article
XII. In addition, with respect to Existing Contracts, all provisions of this Agreement shall also survive and not be affected by any termination of this Agreement.

10.5     Survival of Agreement.

         A termination by Schwab shall terminate this Agreement only as to Schwab, and this Agreement shall remain in effect as to the other Parties; provided, however, that in the event of a termination by Schwab the other Parties shall have the option to terminate this Agreement upon 60 (sixty) days notice, rather than the six (6) months specified in Section 10.1(a).

                                  Article XI.

                                     Notices

         Any notice shall be sufficiently given when sent by registered or certified mail by the notifying Party to each other Party entitled to notice at the addresses set forth below or at such other address as a Party may from time to time specify in writing to the other Parties.

         If to the Fund:

                  Scudder Variable Series II
                  Two International Place
                  Boston, Massachusetts  02110
                  Attention:  Secretary

         If to the GWL&A:

                  Great-West Life & Annuity Insurance Company
                  8515 East Orchard Road
                  Greenwood Village, Colorado  80111
                  Attention:  Vice President, Institutional Insurance
                  PC:  Legal Department

         If to the Adviser:

                  Zurich Scudder Investments, Inc.
                  222 South Riverside Plaza
                  Chicago, Illinois  60606
                  Attention:  Secretary

         If to the Distributor:

                  Scudder Distributors, Inc.
                  222 South Riverside Plaza
                  Chicago, Illinois  60606
                  Attention:  Secretary

         If to Schwab:

                  Charles Schwab & Co., Inc.
                  101 Montgomery Street
                  San Francisco, CA  94104
                  Attention:  General Counsel

                                  Article XII.

                                  Miscellaneous

12.1 Subject to the requirements of legal process and regulatory authority, each Party hereto shall treat as confidential any "non-public personal information" about any "consumer" of another Party as such terms are defined in SEC Regulation S-P, and shall not disclose or use such information without the express written consent of such Party. Such written consent shall specify the purposes for which such information may be disclosed or used, which disclosure or use shall be consistent with SEC Regulation S-P.

12.2 The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

12.3 This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

12.4 If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

12.5 Notwithstanding any provision to the contrary herein, each Party hereto shall cooperate with each other Party and all appropriate governmental authorities (including without limitation the SEC, the NASD and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby or as required by legal process or regulatory authorities. Notwithstanding the generality of the foregoing, each Party hereto further agrees to furnish the Colorado Insurance Commissioner with any information or reports in connection with services provided under this Agreement which such Commissioner may request in order to ascertain whether the variable annuity operations of GWL&A are being conducted in a manner consistent with the Colorado Variable Annuity Regulations and any other applicable law.

12.6 Any controversy or claim arising out of or relating to this Agreement, or breach thereof, shall be settled by arbitration in a forum jointly selected by the relevant Parties (but if applicable law requires some other forum, then such other forum) in accordance with the Commercial Arbitration Rules of the American Arbitration Association, and judgment upon the award rendered by the arbitrators may be entered in any court having jurisdiction thereof.

12.7 The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the Parties hereto are entitled to under state and federal laws.

12.8 This Agreement or any of the rights and obligations hereunder may not be assigned by any Party without the prior written consent of all Parties hereto.

12.9 Schwab and GWL&A are hereby expressly put on notice of the limitation of liability as set forth in the Declarations of Trust of the Fund and agree that, except as otherwise provided herein, the obligations assumed by the Fund pursuant to this Agreement shall be limited in any case to the Fund and its assets and neither Schwab nor GWL&A shall seek satisfaction of any such obligation from the shareholders of the Fund (solely by reason of their status as such) the Trustees, officers, employees or agents of the Fund, or any of them.

12.10 The Fund, the Distributor and the Adviser agree that the obligations assumed by GWL&A and Schwab pursuant to this Agreement shall be limited in any case to GWL&A and Schwab and their respective assets and neither the Fund, Distributor nor Adviser shall seek satisfaction of any such obligation from the shareholders of GWL&A or Schwab, the directors, officers, employees or agents of the GWL&A or Schwab, or any of them, except to the extent permitted under this Agreement.

12.11 Schedules A through E hereto, as the same may be amended from time to time by mutual written agreement of the Parties, are attached hereto and incorporated herein by reference.

12.12 This Agreement incorporates the entire understanding and agreement among the parties hereto, and supersedes any and all prior understandings and agreements between the parties hereto with respect to the subject matter hereof.

         IN WITNESS WHEREOF, each of the Parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative as of the date specified below.

                                     GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                     By its authorized officer,

                                     By: /s/David McDonald
                                     Title: Vice President
                                     Date: May 1, 2001
                                     SCUDDER VARIABLE SERIES II
                                     By its authorized officer,

                                     By: /s/ Philip J. Collora
                                     Title: Vice President
                                     Date: May 1, 2001
                                     ZURICH SCUDDER INVESTMENTS, INC.
                                     By its authorized officer,

                                     By: /s/ C. Perry Moore
                                     Title: Managing Director
                                     Date: May 1, 2001
                                     SCUDDER DISTRIBUTORS, INC.
                                     By its authorized officer,

                                     By: /s/Thomas V. Bruns
                                     Title: President
                                     Date: May 1, 2001
                                     CHARLES SCHWAB & CO., INC.
                                     By its authorized officer,

                                     By: /s/Tina Perrino
                                     Title: Vice President - Partner Relations
                                     Date:  May 1, 2001

                                   SCHEDULE A

                             Schwab Variable Annuity

               Contracts                                                 Form Numbers

Great-West Life & Annuity Insurance Company
Group Variable Annuity Contract (Schwab Signature Annuity)                 J444MMF
                                                                           J444SA

Individual Variable Annuity Contract (Schwab Signature Annuity)            J444INDMMF
                                                                           J444INDSA


                                   SCHEDULE B

Designated Portfolios

Scudder Variable Series II - Scudder Small Cap Growth Portfolio

                                   SCHEDULE C

                             Administrative Services

To be performed by Charles Schwab & Co., Inc.

A. Schwab will provide, or cause to provided, the properly registered and licensed personnel and systems needed for all customer servicing and support - for both Fund and Contract information and questions - including the following:

o        respond to Contract owner inquiries
o        mail fund and Contract prospectus to prospects
o        entry of initial and subsequent orders
o        transfer of cash to GWL&A  and/or Fund
o        explanations of Designated Portfolio objectives and characteristics
o entry of transfers between Unaffiliated Funds, including the Designated Portfolios
o        Contract balance and allocation inquiries
o communicate all purchase, withdrawal, and exchange orders received from Contract owners to GWL&A which will transmit orders to Funds
o train call center representatives to explain Fund objectives, Morningstar categories, Fund selection data and differences between publicly traded funds and the Designated Portfolios
o        provide performance data and fund prices
o shareholder services including researching trades, resolving trade disputes, etc.
o coordinate the writing, printing and distribution of semi-annual and annual reports to Contract owners investing in the Designated Portfolios
o create and update Designated Portfolio profiles and other shareholder communications o establish scheduled account rebalances
o        web trading and account servicing
o        touch-tone telephone trading and account servicing
o        establish dollar cost averaging
o communications to Contract owners related to product changes, including but not limited to changes in the available Designated Portfolios

B. For the services, Schwab shall receive a fee of % per annum applied to the average daily value of the shares of the Designated Portfolio(s) held in the Account with respect to Contracts sold by Schwab, payable by the Adviser directly to Schwab, such payments being due and payable within 15 (fifteen) days after the last day of the month to which such payment relates.

C. The Fund will calculate and Schwab will verify with GWL&A the asset balance for each day on which the fee is to be paid pursuant to this Agreement with respect to each Designated Portfolio.

D. Schwab will communicate all purchase, withdrawal, and exchange orders it receives from its customers to GWL&A who will retransmit them to the Fund.

                                   SCHEDULE D

                             Reports per Section 6.6

         With regard to the reports relating to the quarterly testing of compliance with the requirements of Section 817(h) and Subchapter M under the Internal Revenue Code (the "Code") and the regulations thereunder, the Fund shall provide within twenty (20) Business Days of the close of the calendar quarter a report to GWL&A in the Form D1 attached hereto and incorporated herein by reference, regarding the status under such sections of the Code of the Designated Portfolio(s), and if necessary, identification of any remedial action to be taken to remedy non-compliance.

         With regard to the reports relating to the year-end testing of compliance with the requirements of Subchapter M of the Code, referred to hereinafter as "RIC status," the Fund will provide the reports on the following basis: (i) the last quarter's quarterly reports can be supplied within the 20-day period, and (ii) a year-end report will be provided 45 days after the end of the calendar year. However, if a problem with regard to RIC status, as defined below, is identified in the third quarter report, on a weekly basis, starting the first week of December, additional interim reports will be provided specially addressing the problems identified in the third quarter report. If any interim report memorializes the cure of the problem, subsequent interim reports will not be required.

         A problem with regard to RIC status is defined as any violation of the following standards, as referenced to the applicable sections of the Code:

(a) Less than ninety percent of gross income is derived from sources of income specified in Section 851(b)(2);

(b) Less than fifty percent of the value of total assets consists of assets specified in Section 851(b)(43)(A); and

(c) No more than twenty-five percent of the value of total assets is invested in the securities of one issuer, as that requirement is set forth in Section 851(b)(43)(B).

                                     FORM D1

                            CERTIFICATE OF COMPLIANCE

For the quarter ended:

         ___________________ (investment advisor) for _____ Fund hereby notifies you that, based on internal compliance testing performed as of the end of the calendar quarter ended ________, 20____, the Designated Portfolios were in compliance with all requirements of Section 817(h) and Subchapter M of the Internal Revenue Code (the "Code") and the regulations thereunder as required in the Fund Participation Agreement among Great-West Life & Annuity Insurance Company, Charles Schwab & Co., Inc. and ____________ other than the exceptions discussed below:

Exceptions                                                   Remedial Action


         If no exception to report, please indicate "None."

                                        Signed this ____day of ________, _____.



                                        (Signature)

                                        By:
                                        (Type or Print Name and Title/Position)

                                   SCHEDULE E

                                    Expenses

         The Fund and/or the Distributor and/or Adviser, and GWL&A will coordinate the functions and pay the costs of completing these functions based upon an allocation of costs in the tables below. Costs shall be allocated to reflect the Fund's share of the total costs determined according to the number of pages of the Fund's respective portions of the documents.

------------------------------------ -------------------------------- ------------------------ -----------------------
                                                                         PARTY RESPONSIBLE       PARTY RESPONSIBLE
               ITEM                             FUNCTION                 FOR COORDINATION           FOR EXPENSE
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
Mutual Fund Prospectus               Printing of combined             GWL&A                    Fund, Distributor or
                                     prospectuses                                              Adviser, as applicable
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     Fund, Distributor or Adviser     GWL&A                    Fund, Distributor or
                                     shall supply GWL&A with such                              Adviser, as applicable
                                     numbers of the Designated
                                     Portfolio(s) prospectus(es) as
                                     GWL&A shall reasonably request
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     Distribution to New and          GWL&A                    GWL&A
                                     Inforce Contract owners
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     Distribution to Prospective      Schwab                   Schwab
                                     Contract owners
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
Product Prospectus                   Printing for Inforce Contract    GWL&A                    GWL&A
                                     owners
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     Printing for Prospective         GWL&A                    Schwab
                                     Contract owners
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     Distribution to New and          GWL&A                    GWL&A
                                     Inforce Contract owners
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     Distribution to Prospective      Schwab                   Schwab
                                     Contract owners
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
Mutual Fund Prospectus Update &      If Required by Fund,             Fund, Distributor or     Fund, Distributor or
Distribution                         Distributor or Adviser           Adviser                  Adviser, as applicable
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     If Required by GWL&A             GWL&A                    GWL&A
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     If Required by Schwab            Schwab                   Schwab
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------



Product Prospectus Update &          Distributor or Adviser                                    Adviser, as applicable
Distribution
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     If Required by GWL&A             GWL&A                    GWL&A
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     If Required by Schwab            Schwab                   Schwab
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
Mutual Fund SAI                      Printing                         Fund, Distributor or     Fund, Distributor or
                                                                      Adviser                  Adviser, as applicable
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     Distribution                     GWL&A                    GWL&A
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
Product SAI                          Printing                         GWL&A                    GWL&A
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     Distribution                     GWL&A                    GWL&A
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
Proxy Material For Mutual Fund       Printing if proxy required by    Fund, Distributor or     Fund, Distributor or
                                     Law                              Adviser                  Adviser, as applicable
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     Distribution (including labor)   GWL&A                    Fund, Distributor or
                                     if proxy required by Law                                  Adviser, as applicable
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     Printing & distribution if       GWL&A                    GWL&A
                                     required by GWL&A
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     Printing & distribution if       GWL&A                    Schwab
                                     required by Schwab
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
Mutual Fund Annual & Semi-Annual     Printing of combined reports     GWL&A                    Fund, Distributor or
Report                                                                                         Adviser, as applicable
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     Distribution                     GWL&A                    GWL&A and Schwab
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
Other communication to New and       If Required by the Fund,         Schwab                   Fund, Distributor or
Prospective clients                  Distributor or Adviser                                    Adviser, as applicable
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     If Required by GWL&A             Schwab                   GWL&A
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     If Required by Schwab            Schwab                   Schwab
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
Other communication to inforce       Distribution (including labor    GWL&A                    Fund, Distributor or
                                     and printing) if required by                              Adviser, as applicable
                                     the Fund, Distributor or
                                     Adviser
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     Distribution (including labor    GWL&A                    GWL&A
                                     and printing) if required by
                                     GWL&A
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     Distribution (including labor    GWL&A                    Schwab
                                     and printing) if required by
                                     Schwab
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
Errors in Share Price calculation    Cost of error to participants    GWL&A                    Fund or Adviser, as
pursuant to Section 1.8                                                                        applicable
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
                                     Cost of administrative work to   GWL&A                    Fund or Adviser, as
                                     correct error                                             applicable
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
Operations of the Fund               All operations and related       Fund, Distributor or     Fund or Adviser, as
                                     expenses, including the cost     Adviser                  applicable
                                     of registration and
                                     qualification of shares, taxes
                                     on the issuance or transfer of
                                     shares, cost of management of
                                     the business affairs of the
                                     Fund, and expenses paid or
                                     assumed by the Fund pursuant
                                     to any Rule 12b-1 plan
------------------------------------ -------------------------------- ------------------------ -----------------------
------------------------------------ -------------------------------- ------------------------ -----------------------
Operations of the Account            Federal registration of units    GWL&A                    GWL&A
                                     of separate account (24f-2
                                     fees)
------------------------------------ -------------------------------- ------------------------ -----------------------

----------------------------------------------------------------------------------------------------------------------


                                                           February 6, 2001


Mr. Tom Kolbe
Vice President-Annuities
INVESCO Funds Group, Inc.
7800 East Union Ave., Ste. 220
Denver, CO  80237


         Re: Amended Schedules A and B to Participation Agreement


Dear Mr. Kolbe:

         Enclosed are drafts of amended Schedule A ("Schedule A") and Schedule B ("Schedule B") to our participation agreement, dated October 25, 1996 and July 8, 1997 with INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc., [as amended on February 15, 2000,] (the "Agreement").

         Schedule A reflects the addition of the Schwab Signature Annuity. Schedule A shall replace the existing Schedule A to the Agreement.

         Schedule B reflects the addition of the Designated Portfolios available under the Schwab Signature Annuity. Schedule B shall replace the existing Schedule B to the Agreement.

         In addition, the following is added to the "Miscellaneous" section of the Agreement:

              Subject to the requirements of legal process and regulatory authority, each Party hereto shall treat as confidential any "non-public personal information" about any "consumer" of another Party as such terms are defined in SEC Regulation S-P, and shall not disclose or use such information without the express written consent of such Party. Such written consent shall specify the purposes for which such information may be disclosed or used, which disclosure or use shall be consistent with SEC Regulation S-P.

         The Agreement otherwise remains unchanged and shall continue in full force and effect.

         In the space provided below, please acknowledge your agreement to the foregoing.

                                                     Very truly yours,


                        Charles Schwab & Co., Inc.


                        By: /S/ Rob Klapper
                            ---------------
                           Rob Klapper
                           Vice President, Insurance & Annuities

                        Great-West Life & Annuity Insurance Company


                        By: /S/ David G. McDonald
                            ---------------------
                           David G. McDonald
                           Vice President, Individual/Institutional Markets


ACKNOWLEDGED AND AGREED TO:

INVESCO Variable Investment Funds, Inc.

By: Ronald L. Grooms
    --------------------------------
Title: Treasurer
       -----------------------------
Date: 2/15/01
      ------------------------------

INVESCO Funds Group, Inc.

By: Ronald L. Grooms
    --------------------------------
Title: Senior Vice President
       -----------------------------
Date: 2/15/01
      ------------------------------






Cc:      B. Byrne, Esq.
         Great West Life & Annuity Ins. Company

         D. Stone, Esq.
         T. Perrino, Esq.
         E. O'Riordan
         M. D'Souza
         Charles Schwab & Co. Inc.

                                   SCHEDULE A

  Contracts                                                        Form Numbers

  Great-West Life & Annuity Insurance Company

Group Variable/Fixed Annuity Contract                                 J434
Individual Variable Annuity/Fixed Annuity Contract                    J434IND
Group Variable Annuity Contract                                       J444MMF
                                                                      J444SA
Individual Variable Annuity Contract                                  J444INDMMF
                                                                      J444INDSA

                                   SCHEDULE B

  Designated Portfolios

  [Schwab Select Annuity]
  INVESCO VIF - Equity Income Portfolio INVESCO VIF - High Yield Porfolio INVESCO VIF - Technology Fund

  [Schwab Signature Annuity]
  INVESCO VIF High Yield Portfolio
  INVESCO VIF Technology Fund

CharlesSchwab

THE  SCHWAB BUILDING - 101 MONTGOMERY STREET - SAN FRANCISCO, CA 94104 .
(415) 627-7000

February 9, 1999

 VIA FACSIMILE 303-930-6307
 Original to follow by certified mail


      Richard Healey
      Senior Vice President and Director of Marketing
      Invesco Funds Group
      7800 East Union Ave., Ste. 220
      Denver, CO 80237
      General Counsel

      Invesco Variable Investment Funds, Inc.
      7800 East Union Ave., Ste. 800
      Denver, CO 80237


      Re: Partial Termination of Participation Agreements


      Dear Sirs:

             This serves as notice of our decision to terminate the participation agreements, dated October 25, 1996 and July 8, 1997, with Invesco Variable Investment Funds (collectively, "Agreements") to the extent described below ("termination").

             We are terminating the Agreements pursuant to Section I 0(a) thereof, which provides for termination with or -without cause upon six months' advance written notice.


      Scope of Termination

             We are terminating the Agreements for the VIF- Total Return Portfolio listed on Schedule B thereto (the "Portfolio"). The Agreement shall remain in full force and effect for the other portfolio(s) listed on Schedule B thereto. We will forward to you, closer to the effective date of the Termination, a revised Schedule B reflecting the changes in participating Portfolio(s).






CHARLES SCHWAB & CO, INC, MEMBER SIPC, NEW YORK STOCK EXCHANGE AND OTHER PRINCIPAL STOCK AND OPTIONS EXCHANGES

  February 9, 1999
  Page    2

  Date of Termination

        We intend the termination to become effective on the date Great-West Life & Annuity Insurance Company and First-Great-West Life & Annuity Insurance Company (collectively, "Great-West") receive an order from the Securities and Exchange Commission permitting the substitution of shares of another fund for those of the Portfolio ("substitution order").

        We do not expect to receive the substitution order until on or after July 31, 1999 ("termination date"). Should Great-West receive the order before that time, we would appreciate your cooperation in terminating the Agreements at that time.


Agenda for Tcrmination

        As you know, the Portfolio currently serves as an investment vehicle for The Schwab Variable Annuity contracts ("Contracts") issued by Great-West and distributed by Schwab.

        On or about March 31, 1999, Great-West intends to file an application requesting the substitution order, as described above.

        On or about May 1, 1999, Great-West intends to cease making the separate account divisions ("divisions") that invest in the Portfolio available for further investment. As a result, Contract owners will no longer be able to allocate purchase payments (neither new money nor transfers) to those divisions after that date.

        On or about July 3 1, 1999, following the receipt of the substitution order, Great-West Intends to substitute shares of another fund for those of the Portfolio.

        During the period beginning with the date of this letter through the termination date ("transition period"), Schwab and Great-West will each continue to fulfill its obligations under the Agreements, so as to minimize disruption of service to Contract owners. Certain terms of the Agreements, such as the provisions regarding indemnification, will continue beyond the transition period.

        As Invesco Variable Investment Funds will appreciate, Schwab and Great-West, in giving this notice, do not forego any other right granted them by the Agreements.

February 9, 1999
Page   3

Disclosure

        We will forward to you as soon as possible a draft supplement ("sticker") to The Schwab Variable Annuity prospectus, for your information and review, which will notify Contract owners of the matters described in this letter. Great-West intends to file the sticker with the SEC on or about March 31, 1999.



        We are pleased to have had the opportunity to work with you and we look forward to continuing to work with you.

                     Very truly yours,


                      Charles Schwab & Co., Inc

                      /s/ Lynnda Sarinske
                      Lynnda Sarinske
                      Vice President, Insurance & Annuities

                      Great-West Life & Annuity Insurance Company

                      By:  /s/ David G. McDonald
                      David G. McDonald
                      Vice President, Institutional Insurance


                      First Great-West Life & Annuity Insurance Company

                      By:  /s/ David G. McDonald
                      David G. McDonald
                      Vice President, Institutional Insurance


cc:     B. Byrne, Esq.
Great-West Life & Annuity Insurance Company

        E. O'Riordan
        T.   Perrino, Esq.
        M. Armosino
        Charles Schwab & Co., Inc.

CharlesSchwab

THE SCHWAB BUILDING - 101 MONTGOMERY STREET - SAN FRANCISCO, CA 94104
(415) 627-7000


April 19, 1999



  Mr. Richard Healey
  Senior Vice President and Director of Marketing
  INVESCO Funds Group, Inc.
  7800 East Union Ave., Ste. 220
  Denver, CO 80237

  General Counsel
  INVESCO Variable Investment Funds, Inc.
  7800 East Union Ave., Ste. 800
  Denver, CO 80237

               Re:    Amended Schedule B and C to Participation Agreements
                      -----------------------  ---------------------------


Dear Sirs:

     Enclosed are drafts of amended Schedule B ("Schedule 13") and Schedule C ("Schedule C") to our participation agreements, dated October 25, 1996 and July 8, 1997, with INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (each., an "Agreement"; collectively, the "Agreements").

     Schedule B reflects the deletion of the INVESCO VIF Total Return Portfolio ("deleted portfolio"), pursuant to our letter to you dated February 9, 1999 ("February 9 letter"). The Schedule shall replace the existing Schedule B to each Agreement effective as of our receipt of the SEC substitution order described in our February 9 letter.

     Schedule C reflects the additional administrative services that Schwab intends to provide effective May 1, 1999 and the related changes in the compensation therefor. Schedule C shall replace the existing Schedule C to each Agreement effective May 1. 1999.

     The Agreements otherwise remain unchanged and shall continue in full force and effect.

        In the space provided below, please acknowledge your agreement to the foregoing.






CHARLES SCHWAB & CO, INC, MEMBER SIPC, NEW YORK STOCK EXCHANGE AND OTHER PRINCIPAL STOCK AND OPTIONS EXCHANGES

                          Very truly yours,

                          Charles Schwab & Co.

                          /s/ Lynnda Sarinske
                          Lynnda Sarinske
                          Vice President, Insurance & Annuities


                        Great-West Life & Annuity Insurance
                        Company and First Great-West Life &
                        Annuity Insurance Company

                        By: /s/ David G. McDonald
                        David G. McDonald
                        Vice President, Institutional Insurance

ACKNOWLEDGED AND AGREED TO:
INVESCO Variable Investment Funds, Inc.
By: /s/ Robert L. Grooms
Title: Treasurer
Date: 4-29-99


INVESCO Funds Group, Inc.

By: /s/ Richard W. Healey
Title: Senior Vice President
Date: 4-29-99


cc:     B. Byrne, Esq.
Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company

        E. O'Riordan
        T.   Perrino, Esq.
        M. Armosino
        Charles Schwab & Co., Inc.

Enc:     Amended Schedules B & C

                 INVESCO - SCHEDULE B (Last Revised May 1, 1999)
                              --------------------
Designated Portfolios


INVESCO VIF-Industrial Income Portfolio
INVESCO VIF-High Yield Portfolio

                 INVESCO - SCHEDULE C (Last Revised May 1, 1999)
                               ------------------
                             Administrative Services
                             -----------------------
  To be performed by Charles Schwab & Co., Inc.
  A. Schwab will provide the properly registered and licensed personnel and systems needed for all customer servicing and support - for both Fund and Contract information and questions - including the following:
o respond to Contractowner inquiries
o mail fund and Contract prospectuses
o entry of initial and subsequent orders
o transfer of cash to GWL&A and/or FGWL&A and/or Fund
o explanations of Designated Portfolio objectives and characteristics
o entry of transfers between Unaffiliated Funds, including the Designated Portfolios
o Contract balance and allocation inquiries
o communicate all purchase, withdrawal, and exchange orders received from Contractowners to GWL&A and/or FGWL&A which will transmit orders to Funds
o train call center representatives to explain Fund objectives, Morningstar categories. Fund selection data and differences between publicly traded funds and the Funds
o provide performance data and Fund prices
o shareholder services including researching trades, resolving trade disputes, etc.
o coordinate the writing, printing and distribution of semi-annual and annual reports to Contract owners investing in the Designated Portfolios
o create and update Designated Portfolio profiles and other shareholder communications
o establish scheduled account rebalances
o Web trading and account servicing
o touch-tone telephone trading and account servicing
o establish dollar cost averaging
o communications to Contractowners related to product changes, including but not limited to changes in the available Designated Portfolios

B. For the foregoing services, Schwab shall receive a monthly fee equal to ____% per annum of the average daily value of the shares of the Designated Portfolios listed on Schedule B attributable to Contractowners, payable by the Adviser directly to Schwab. such payments being due and payable within 15 (fifteen) days after the last day of the month to which such payment relates.

C. The Fund will calculate and Schwab will verify with GWL&A and/or FGWL&A the asset balance for each day on which the fee is to be paid pursuant to tills Agreement with respect to each Designated Portfolio.

CharleSchwab

THE SCHWAB BUILDING  -  101MONTGOMERYSTREET  -  SANFRANCISCO,CA 94104
(415)627-7000

                                February 9, 1999


                                                      VIA FACSIMILE 303-394-7697
                                            Original to follow by certified mail

      Dave Augustine
      Vice President- Institutional Marketing
      Janus  Capital  Corp.
      100 Fillmore Street, Suite 300
      Denver, CO 80206-4923


      General Counsel
      Janus  Aspen   Series
      100  Fillmore  Street
      Denver, CO 80206-492' )


      Re: Partial Termination of Participation Agreements


      Dear Sirs:

             This serves as notice of our decision to terminate the participation agreements, dated October 25, 1996 and July 8, 1997, with Janus Aspen Series (collectively, "Agreements") to the extent described below ("termination").

             We are terminating the Agreements pursuant to Section 1 0(a) thereof, which provides for termination with or without cause upon six months' advance written notice.


      Scope of Termination

             We are terminating the Agreements for the Aspen Series Aggressive Growth Portfolio listed on Schedule B thereto (the "Portfolio"). The Agreement shall remain in full force and effect for the other portfolio(s) listed on Schedule B thereto. We will forward to you, closer to the effective date of the termination, a revised Schedule B reflecting the changes in participating Portfolio(s).




CHARLES SCHWAB & CO, INC, MEMBER SIPC, NEW YORK STOCK EXCHANGE AND OTHER PRINCIPAL STOCK AND OPTIONS EXCHANGES

February 9, 1999
Page 2

Date of Termination

        We intend the termination to become effective on the date Great-West Life & Annuity Insurance Company and First-Great-West Life & Annuity Insurance Company (collectively, "Great-West") receive an order from the Securities and Exchange Commission permitting the substitution of shares of another fund for those of the Portfolio ("substitution order").

        We do not expect to receive the substitution order until on or after July 31, 1999 ("termination date"). Should Great-West receive the order before that time, we would appreciate your cooperation in terminating the Agreements at that time.


Agenda for Termination

        As you know, the Portfolio currently serves as an investment vehicle for The Schwab Variable Annuity contracts ("Contracts") issued by Great-West and distributed by Schwab.

        On or about March 31, 1999, Great-West intends to file an application requesting the substitution order, as described above.

        On or about May 1, 1999, Great-West intends to cease making the separate account divisions ("divisions") that invest in the Portfolio available for further investment. As a result, Contract owners will no longer be able to allocate purchase payments (neither new money nor transfers) to those divisions after that date.

        On or about July 31, 1999, following the receipt of the substitution order, Great-West intends to substitute shares of another fund for those of the Portfolio.

        During the period beginning with the date of this letter through the termination date ("transition period"), Schwab and Great-West will each continue to fulfill its obligations under the Agreements, so as to minimize disruption of service to Contract owners. Certain terms of the Agreements, such as the provisions regarding indemnification', will continue beyond the transition period.

        As Janus Aspen Series will appreciate, Schwab and Great-West, in giving this notice, do not forego any other right granted them by the Agreements.








February 9, 1999
Page 3

Disclosure

        We will forward to you as soon as possible a draft supplement ("sticker") to The Schwab Variable Annuity prospectus, for your information and review, which will notify Contract owners of the matters described in this letter. Great-West intends to file the sticker with the SEC on or about March 31, 1999.



        We are pleased to have had the opportunity to work with you and we look forward to continuing to work with you.

                                Very truly yours,

                                Charles Schwab & Co., Inc.
                                By: /s/ Lynnda Sarinske
                                Lynnda Sarinske
                                Vice President, Insurance & Annuities


                                Great-West Life & Annuity Insurance Company
                                By: /s/ David G. McDonald
                                David G. McDonald
                                Vice President, Institutional Insurance


                                First Great-West Life & Annuity
                                Insurance Company
                                By: /s/ David G. McDonald
                                David G. McDonald
                                Vice President, Institutional Insurance


cc:     B. Byrne, Esq.
Great-West Life & Annuity Insurance Company

        E. O'Riordan
        'F. Perrino, Esq.
        M. Arinosino
        Charles Schwab & Co., Inc.

CharlesSchwab

THE SCHWAB BUILDING  -  101 MONTGOMERY STREET  -   SAN FRANCISCO.  CA 94104
(415) 627-7000


October 16, 1996

Dave Agostine
Vice President - Institutional Marketing
Janus Capital Corporation
100 Fillmore Street, Suite 300
Denver, Colorado 80206-4923

RE-     Schwab/Great-West Participation Agreement
Dear Mr. Agostine:
This letter agreement supplements, and is subject to the terms and conditions of that certain Participation Agreement, dated October 16, 1996, by and among Janus Capital Corporation (the "Adviser"), Janus Aspen Series (the "Trust"), Great-West Life & Annuity Insurance Company "Great-West") and Charles Schwab & Co., Inc. "Schwab"), pursuant to which the Janus Aspen Aggressive Growth Portfolio, Janus Aspen Growth Portfolio, and Janus Aspen Worldwide Growth Portfolio, (the "Designated Portfolios") will serve as investment vehicles for the Separate Account Variable Annuity-1 Series Account established by Great-West (the "Separate Account"). It is agreed and understood that pursuant to the terms of the Participation Agreement additional portfolios may be designated to serve as investment vehicles for the Separate Account and will be subject to the terms of this letter Agreement. All defined terms in this letter agreement shall have the same meanings as set forth in the Participation Agreement, unless otherwise defined herein.

Adminigtrative Services
Schwab agrees to provide certain administrative services as specified in Exhibit A hereto, which may be amended from time to time, in connection with the arrangements contemplated by the Participation Agreement. The parties hereto acknowledge and agree that the services provided by Schwab are recordkeeping, shareholder communication, transaction facilitation and processing, and related administrative services only and are not the services of an underwriter or a principal underwriter of the Fund. The parties hereto further acknowledge and agree that Schwab is not an underwriter for the shares of any Designated Portfolio within the meaning of the Securities Act of 1933 or the Investment Company Act of 1940.








CHARLES SCHWAB & CO, INC, MEMBER SIPC, NEW YW STOCK EXCHANGE AND OTHER PRINCIPAL STOCK AND OPTIONS EXCHANGES





Administrative Service Fee
As compensation for the administrative services specified in Exhibit A, the Adviser agrees to pay Schwab a monthly Administrative Service Fee of ____% per annurn applied to the average daily value of the shares of the Designated Portfolios held by Schwab customers, such payments being due and payable to Schwab within 15 (fifteen) days after the last day of the month to which such payment relates.

Representations and Warranties
Schwab represents and warrants that (i) it and its employees and agents meet the requirements of applicable law, including but not limited to federal and state securities law and state insurance law, for the performance of services contemplated herein; and (ii) no portion of the Administrative Service Fee will be rebated by Schwab to Great West or to any Contract owner.

Assimment
This letter agreement may not be assigned by either party without the prior written approval of the other party, which approval may not be unreasonably withheld, except that the Adviser may assign its obligations under this letter agreement, including the payment of all or any portion of the Service Fee, to the Fund, on behalf of one or more designated Portfolios, as the case may be, upon thirty (30) days written notice to Schwab.

Confidentiaty
The parties agree that the terms of this letter agreement will be treated as confidential and will not be disclosed to the public or any outside party except with the prior written consent of each party, or as Schwab may, in its sole discretion, deem such disclosure necessary to facilitate its or Great-West's normal business operations, including but not, limited to the business contemplated by the Participation Agreement.

Indemnification
The parties agree to indemnify the other party with respect to the subject matter of this agreement in accordance with the indemnification provisions of the Participation Agreement.

Amendment
This letter agreement may be amended only upon mutual written agreement of the parties hereto, The parties agree to modify this letter agreement as necessary to conform the terms hereof to a change in applicable law or interpretation thereof by an appropriate regulatory body.







                                      -2 -


Termination
This letter agreement shall terminate only upon, and in accordance with, the termination of the Participation Agreement, except to the extent the parties hereto may otherwise mutually agree in writing. The payment of the Administrative Service Fee will terminate with respect to all assets of the Separate Account invested in the Designated Portfolios, including assets including assets attributable to existing contractowners, upon termination of this letter agreement.

                                                     Sincerely,
                                                     Charles Schwab & Co., Inc.
                                                     By: /s/ Jeff Benton
                                                     Jeff Benton
                                                     Vice President - Annuities


Accepted and Agreed to by
Janus Capital Corporation

By: /s/ David W. Agostine

Name: David W. Agostine
Title: Vice President
Date:  October 17, 1996


                                       3 -



                                    EXHIBIT A

Administrative Services to be Performed by Schwab:

Schwab will provide the properly registered and licensed personnel and systems needed for all customer servicing and support for both fund and annuity information and questions, including:

         respond to contract owner inquiries;
         delivery of combined fund and annuity prospectuses for existing contract owners; entry of initial and subsequent orders, transfer of cash to Great-West and/or the Fund explanations of Designated Portfolio objectives and characteristics; entry of transfers between Designated Portfolios; Designated Portfolio balance and allocation inquiries-,

The Adviser will calculate and Schwab will verify with Great-West the asset balance for each day on which the fee is to be paid pursuant to this Agreement with respect to each Designated Portfolio,

Schwab will communicate all purchase, withdrawal, and exchange orders it receives from its customers to Great-West who will retransmit them to the Fund.

CharlesSchwab

THE SCHWAB BUILDING  -  101 MONTGOMERY STREET  -  SAN FRANCISCO,CA 94104
(415)627-7000

April 22, 1999

John Palmiere
Vice President
Strong Funds
100 Heritage Reserve
Milwaukee, WI 53202

General Counsel
Strong Variable Insurance Funds, Inc.
100 Heritage Reserve
Milwaukee, WI 53202

            Re: Amended Schedules B and C to Participation Agreements
              -----------------------------------------------------


Dear Sirs:

        Enclosed are drafts of amended Schedule B ("Schedule 13") and Schedule C ("Schedule C") to our participation agreements, dated October 25, 1996 and July 8, 1997, with Strong Variable Insurance Funds, Inc. (each, an "Agreement"; collectively, the "Agreements").

        Schedule B reflects the deletion of the Strong VIF Discovery Fund II Portfolio ("deleted portfolio"), pursuant to our letter to you dated February 9, 1999 ("February 9 letter"). Schedule B also reflects the addition of the Strong Shafer Value Fund II Portfolio ("additional portfolio") pursuant to your discussions with Schwab's Fund Relations Department.

        Schedule B shall replace the existing Schedule B to each Agreement effective May 1, 1999 with respect to the additional portfolio and upon our receipt of the SEC substitution order described in our February 9 letter with respect to the deleted portfolio.

        Schedule C reflects the additional administrative services that Schwab intends to provide effective May 1, 1999 and the related changes in the compensation therefor. Schedule C shall replace the existing Schedule C to each Agreement effective May 1, 1999.

        The Agreements otherwise remain unchanged and shall continue in full force and effect.

        In the space provided below, please acknowledge Strong Variable Insurance Funds, Inc.'s agreement to the foregoing.



CHARLES SCHWAB & CO, INC, MEMBER SIPC NEW YORK STOCK EXCHANGE AND OTHER PRINCIPAL STOCK AND OPTIONS EXCHANGES



                                Very truly yours,


                                Charles Schwab & Co., Inc.
                                By: /s/ Lynnda Sarinske
                                Lynnda Sarinske
                                Vice President, Insurance & Annuities



                               Great West Life & Annuity Insurance Company and First Great West Life & Annuity Insurance Company
                               By: /s/ David G. McDonald
                               David G. McDonald
                               Vice President, Institutional Insurance

ACKNOWLEDGED AND AGREED TO:
Strong Variable Insurance Funds, Inc.
By:  /s/ Stephen Shenkenberg
Title:  Vice President
Date: April 27, 1999
      -     I
Strong Capital Management, Inc.
By:  /s/ Stephen Shenkenberg
Title:  Vice President
Date: April 27, 1999

Strong Investment Inc.
By:  /s/ Stephen Shenkenberg
Title:  Vice President
Date: April 27, 1999



cc:     B. Byrne, Esq.
        Great West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company

        E. O'Riordan
        T.   Perrino, Esq.
        M. Armosino
        Charles Schwab & Co., Inc.

enc:    Amended Schedules B and C

                       STRONG - SCHEDULE B (Last Revised May 1, 1999)
                       -----------------
Designated Portfolios
Strong Shafer Value Fund II

                 STRONG - SCHEDULE C (Last Revised May 1, 1999)
                             Administrative Services
To be performed by Charles Schwab & Co., Inc.
A. Schwab will provide the properly registered and licensed personnel and systems needed for all customer servicing and support - for both Fund and Contract infon-nation and questions including the following:
o respond to Contractowner inquiries o mail fund and Contract prospectuses
o entry of initial and subsequent orders o transfer of cash to GWL&A and/or Fund
o explanations of Designated Portfolio objectives and characteristics
o entry of transfers between Unaffiliated Funds, including the Designated Portfolios
o Contract balance and allocation inquiries
o communicate all purchase, withdrawal, and exchange orders received from Contractowners to GWL&A which will transmit orders to Funds
o train call center representatives to explain Fund objectives, Morningstar categories, Fund selection data and differences between publicly traded funds and the Funds
o provide performance data and Fund prices
o shareholder services including researching trades, resolving trade disputes, etc.
o coordinate the writing, printing and distribution of semi-annual and annual reports to Contract owners investing in the Designated Portfolios
o create and update Designated Portfolio profiles and other shareholder communications
o establish scheduled account rebalances
o Web trading and account servicing
o touch-tone telephone trading and account servicing
o establish dollar cost averaging o communications to Contractowners related to product changes, including but not limited to changes in the available Designated Portfolios

B. For the foregoing services, Schwab shall receive a monthly fee equal to ____% per annum of the average daily value of the shares of the Designated Portfolio listed on Schedule B attributable to Contractowners, payable by the Adviser directly to Schwab, such payments being due and payable within 15 (fifteen) days after the last day of the month to which such payment relates.

C. The Fund will calculate and Schwab will verify with GWL&A the asset balance for each day on which the fee is to be paid pursuant to this Agreement with respect to each Designated Portfolio. D. Schwab agrees to provide Adviser, by the 15'h day of each month, with a report which indicates the number of Contractowners that hold through the Account beneficial interest in each Designated Portfolio, as of the last day of the prior month.

CharlesSchwab
THE SCHWAB BUILDING - 101 MONTGOMERY STREET . SAN FRANCISCO, CA 94104
(415) 627-7000

February 9, 1999

                                                     VIA FACSIMILE 414-359-3535
                                            Original to follow by certified mail


      John Palmiere
      Vice President
      Strong Funds
      I 00 Heritage Reserve
      Milwaukee, WI 53202


      General Counsel
      Strong Variable Insurance Funds, Inc.
      100 Heritage Reserve
      Milwaukee, WI 53202


               Re: Partial Termination of Participation Agreements


      Dear Sirs:

               This serves as notice of our decision to terminate the participation agreements, dated October 25, 1996 and July 8, 1997, with Strong Variable Insurance Funds, Inc. (collectively, "Agreements") to the extent described below ("termination").

               We are terminating the Agreements pursuant to Section I 0(a) thereof, which provides for termination with or without cause upon six months' advance written notice.


      Scope of Termination

               We are terminating the Agreements for the Strong VIF Discovery Fund 11 listed on Schedule B thereto (the "Portfolio"). The Agreement shall remain in full force and effect for the other portfolio(s) listed on Schedule B thereto. We will forward to you, closer to the effective date of the termination, a revised Schedule B reflecting the changes in participating Portfolio(s).

CHARLES SCHWAB & CO, INC, MEMBER SIPC, NEW YORK STOCK EXCHANGE AND OTHER PRINCIPAL STOCK AND OPTIONS EXCHANGES


February 9, 1999
Page   2


Date of Termination

         We intend the termination to become effective on the date Great-West Life & Annuity Insurance Company and First-Great-West Life & Annuity Insurance Company (collectively, "Great-West") receive an order from the Securities and Exchange Commission permitting the substitution of shares of another fund for those of the Portfolio ("substitution order").

         We do not expect to receive the substitution order until on or after July 31, 1999 ("termination date"). Should Great-West receive the order before that time, we would appreciate your cooperation in terminating the Agreements at that time.


Agenda for Termination

         As you know, the Portfolios currently serves as an investment vehicle for The Schwab Variable Annuity contracts ("Contracts") issued by Great-West and distributed by Schwab.

         On or about March 31, 1999, Great-West intends to file an application requesting the substitution order, as described above.

         On or about May 1, 1999, Great-West intends to cease making the separate account divisions ("divisions") that invest in the Portfolio available for further investment. As a result, Contract owners will no longer be able to allocate purchase payments (neither new money nor transfers) to those divisions after that date.

         On or about July 31, 1999, following the receipt of the substitution order, Great-West intends to substitute shares of another fund for those of the Portfolio.

         During the period beginning with the date of this letter through the termination date ("transition period"), Schwab and Great-West will each continue to fulfill its obligations under the Agreements, so as to minimize disruption of service to Contract owners. Certain terms of the Agreements, such as the provisions regarding indemnification', will continue beyond the transition period.

     As Strong Variable Insurance Funds, Inc. will appreciate, Schwab and Great-West, in giving this notice, do not forego any other right granted them by the Agreements.

February 9, 1999
Page  3


Disclosure

         We will forward to you as soon as possible a draft supplement ("sticker") to The Schwab Variable Annuity prospectus, for your information and review, which will notify Contract owners of the matters described in this letter. Great-West intends to file the sticker with the SEC on or about March 31, 1999.



         We are pleased to have had the opportunity to work with you and we look forward to continuing to work with you.

                               Very truly yours,



                               Charles Schwab & Co., Inc.
                               By: /s/ Lynnda Sarinske
                               Lynnda Sarinske
                               Vice President, Insurance & Annuities



                               Great West Life & Annuity Insurance Company
                               By: /s/ David G. McDonald
                               David G. McDonald
                               Vice President, Institutional Insurance

                               First Great West Life & Annuity Insurance Company
                               By: /s/ David G. McDonald
                               David G. McDonald
                               Vice President, Institutional Insurance





cc:      B. Byrne, Esq.
Great-West Life & Annuity Insurance Company

         E. O'Riordan
         T.    Perrino, Esq.
         M. Armosino
         Charles Schwab & Co., Inc.

                FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                            125 WOLF ROAD SUITE 1 1 0
                              ALBANY, NEWYORK 12205
                               PHONE: 518-437-1816
                                FAX 518-437-1817

Beverly A.  Byrne
Asst Counsel & Assoc. Secretary
303/689-3817
303/689-3827 (fax)
  July 10, 1997

  VIA AIRBORNE

  Ms. Heidi Walters
  SteinRoe & Farnham, Incorporated
  One South Wacker Drive
  Chicago IL 60606

  RE:    Fund Particpation Agreement for Schwab Variable Annuity
            First Great-West Life & Annuity Insurance Company

  Dear Ms. Walters:

  Enclosed for your files please find one originally executed copy of the Fund Participation Agreement for First Great-West Life & Annuity Insurance Company related to the Schwab Variable Annuity product to be sold in New York. This product was declared effective by the Securities and Exchange Commission on July 8, 1997. Please do not hesitate to contact me either at the address or telephone number listed above should you need any additional information.

  Sincerely,

  /s/ Beverly A. Byrne
 Beverly A. Byrne
 Assistant Counsel & Assistant Secretary
BAB:tb
Encl.
pc:     Tina Perrino, Schwab Funds

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                             8515 East Orchard Road
                 Englewood, CO 80111 Tel. (303) 689-3000 Address
                      mail to PO Box 1700, Denver, CO 80201





May 15, 1997



VIA AIRBORNE
Strong Capital Management, Inc.
Attention: General Counsel
100 Heritage Reserve
Menomonee Falls, WI 53151

Re:     Eund Participation Agreement
First Great-West Life & Annuity Insurance Company

Dear Madam or Sir:

Enclosed please find one fully executed copy of the fund participation agreement among First Great-West Life & Annuity Insurance Company, Charles Schwab & Co., Inc. and Strong Variable Insurance Funds, Inc. Please do not hesitate to contact me either at the address listed above or my direct dial number (303) 689-3817 should you need any additional information.

Sincerely,

/s/ Beverly A. Byrne
 Beverly A. Byrne
 Assistant Counsel & Assistant Secretary

STRONG CAPITAL MANAGEMENT, INC.
One Hundred Heritage Reserve - PO. Box 2936 - Milwaukee, Wisconsin 53201 414-359-3400



      The parties hereto have entered into a Participation Agreement dated as of July 8, 1997, by and among First Great-West Life & Annuity Insurance Company ("First GWL&A"), Strong Variable Insurance Funds, Inc. (the "Insurance Fund"), Strong Special Fund II, Inc. ("Special Fund") (the Insurance Fund and Special Fund shall be referred to as the "Fund"), Strong Capital Management, Inc. ("Strong"), Strong Funds Distributors, Inc. ("Distributors") and Charles Schwab & Company, Inc. ("Schwab") (the "Agreement"). Pursuant to the Agreement, FirstGWL&A intends to produce a combined prospectus (the "Prospectus") containing all of the mutual funds offered as funding vehicles for FirstGWL&A's Separate Account Variable Annuity-1 Series Account ("the "Account"). Distributors or the Fund, as applicable, shall share in the production costs of said Prospectus as provided in the Agreement.

      FirstGWL&A shall produce such quantity of the Prospectus as it deems appropriate, provided that Distributors or the Fund, as applicable, shall be responsible for paying the cost of production only with regard to that quantity of the Prospectus: necessary for FirstGWL&A to comply with those laws and regulations which require that FirstGWL&A provide a copy of the Prospectus to existing contract owners of the Account. The parties hereto understand and agree that it is not the intent of the parties to use said Prospectus for marketing the Account. In the event Schwab or FirstGWL&A desires to change its procedures and use the Prospectus for marketing purposes by distributing copies of the Prospectus to persons other than contract owners of the Account (for example, in Schwab "Lead Packages"), Schwab shall bear all costs for printing and distributing Prospectuses used for such marketing purposes.

        If the foregoing meets with your understanding, please arrange for the execution of the three enclosed copies of this letter and return one copy to the undersigned.

                            Very truly yours,

                            STRONG CAPITAL MANAGEMENT, INC.

                            By: Rochelle Lamm Wallach
                            Name: Rochelle Lamm Wallach
                            Title: President,  Strong Advisory Svcs.
                            (a division of Strong Capital Management, Inc.)
                            Date: 3/17 /97





FIRST GREAT-WEST LIFE &                  STRONG VARIABLE INSURANCE
ANNUITY INSURANCE COMPANY                FUNDS, INC.



By:  /s/ R. K. Shaw                      By: /s/ Stephen Shenkenberg
Name: Rober K. Shaw                      Name: Stephen Shenkenberg
Title: Vice President, Marketing and     Title:  Vice President
          Product Development            Date:  3/17/97
Date: 4/2/97

CHARLES SCHWAB & COMPANY, INC.           STRONG SPECIAL FUND, 11, INC.


By:  /s/ Jeff Benton                     By:  /s/ Stephen Shenkenberg
Name:  Jeff Benton                       Name:  Stephen Shenkenberg
Title:  Vice President,                  Title:  Vice President
Annuities & Life Ins.                    Date 3/17/97
Date:  3/31/97

                                  EXHIBIT 10(a)

Jorden Burt
1025 Thomas Jefferson Street, N.W.                777 Brickell Avenue, Suite 500
Suite 400 East                                         Miami, Florida 33131-2803
Washington, D.C. 20007-8104                                       (305) 371-2600
(202) 965-8100                                         Telecopier: (305)372-9928
Telecopier: (202) 965-8104                              HTTP://www.jordenusa.com



April 16, 2002

Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado   80111

Re:  Variable Annuity-1 Series Account
     Post- Effective Amendment No. 3 to the Registration Statement on Form N-4 File Nos. 333-52956 and 811-07549

Ladies and Gentlemen:

        We have acted as counsel to Great-West Life & Annuity Insurance Company, a Colorado corporation, regarding the federal securities laws applicable to the issuance and sale of the contracts described in the above-referenced registration statement. We hereby consent to the reference to us under the caption "Legal Matters" in the prospectus filed on the date hereof by Great-West Life and Annuity Insurance Company and Variable Annuity-1 Series Account with the Securities and Exchange Commission. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.


                                                      Very truly yours,

                                                      /s/Jorden Burt LLP

                                                      Jorden Burt LLP



wdc:     92485

                                  EXHIBIT 10(b)

INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment No. 3 to Registration Statement Nos. 333-52956 and 811-07549 of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company on Form N-4 of our report dated February 14, 2002 on the financial statements of Variable Annuity-1 Series Account and our report dated January 28, 2002 on the consolidated financial statements of Great-West Life & Annuity Insurance Company and to the reference to us under the headings "Condensed Financial Information" and "Experts" in the Prospectus and under the heading "Experts" in the Statement of Additional Information, which are part of such Registration Statements.



/s/ Deloitte & Touche LLP

Denver, Colorado
April 11, 2002